UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)

Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower Bond Index Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXCOX | December 31, 2025
This annual shareholder report contains important information about the

Empower Bond Index Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Bond Index Fund (Institutional Class/MXCOX)	$ 14	0.13%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 6.94%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% over the same period.
The Fund’s investment portfolio is managed by Franklin Advisers, Inc. and Franklin Advisory Services, LLC (collectively, “Franklin”).
Franklin Summary of Performance
The Fund seeks to closely track the performance of the Bloomberg U.S. Aggregate Index, before expenses, with an emphasis on minimizing tracking error relative to the index. During the period, tracking error remained low and was driven primarily by security-specific factors rather than active positioning decisions. As a result, differences in performance relative to the
index reflected security selection effects, with selection within investment grade corporate bonds contributing modestly to performance, while security selection in agency mortgage-backed securities modestly detracted.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Bond Index Fund (Institutional Class/MXCOX)	6.94%	(0.65) %	1.79%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	2.01%
Results include the
reinvestment of
all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 4,787M
Total number of portfolio holdings	2,650
Total advisory fee paid	$ 5.1M
Portfolio turnover rate as of the end of the reporting period	21%
Average Credit Quality	Aa2
Weighted Average Maturity	13 years
Effective Duration	5.91 years
Graphical Representation of Holdings
The tables below show the investment
makeup of
the Fund, representing percentage of the total investments

of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.88%	1.06%
United States Treasury Note/Bond 4.00%	0.91%
United States Treasury Note/Bond 4.13%	0.89%
United States Treasury Note/Bond 4.00%	0.87%
United States Treasury Note/Bond 0.63%	0.86%
United States Treasury Note/Bond 0.63%	0.82%
United States Treasury Note/Bond 4.25%	0.81%
United States Treasury Note/Bond 0.88%	0.77%
United States Treasury Note/Bond 2.38%	0.77%
United States Treasury Note/Bond 3.88%	0.75%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with
Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Bond Index Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXBIX | December 31, 2025
This annual shareholder report contains important information about the

Empower Bond Index Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Bond Index Fund (Investor Class/MXBIX)	$ 50	0.49%
Management’s Discussion of Fund
Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 6.62%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% over the same period.
The Fund’s investment portfolio is managed by Franklin Advisers, Inc. and Franklin Advisory Services, LLC (collectively, “Franklin”).
Franklin Summary of Performance
The Fund seeks to closely track the performance of the Bloomberg U.S. Aggregate Index, before expenses, with an emphasis on minimizing tracking error relative to the index. During the period, tracking error remained low and was driven primarily by security-specific factors rather than active positioning decisions. As a result, differences in performance relative to the index reflected security selection effects, with selection within investment grade corporate bonds contributing modestly to performance, while security selection in agency mortgage-backed securities modestly detracted.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Bond Index Fund (Investor Class/MXBIX)	6.62%	(1.00) %	1.43%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	2.01%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 4,787M
Total number of portfolio holdings	2,650
Total advisory fee paid	$ 5.1M
Portfolio turnover rate as of the end of the reporting period	21%
Average Credit Quality	Aa2
Weighted Average Maturity	13 years
Effective Duration	5.91 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.88%	1.06%
United States Treasury Note/Bond 4.00%	0.91%
United States Treasury Note/Bond 4.13%	0.89%
United States Treasury Note/Bond 4.00%	0.87%
United States Treasury Note/Bond 0.63%	0.86%
United States Treasury Note/Bond 0.63%	0.82%
United States Treasury Note/Bond 4.25%	0.81%
United States Treasury Note/Bond 0.88%	0.77%
United States Treasury Note/Bond 2.38%	0.77%
United States Treasury Note/Bond 3.88%	0.75%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material changes to the
Fund during
the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Core Bond Fund
ANNUAL
SHAREHOLDER REPORT
Institutional Class / MXIUX | December 31, 2025
This annual shareholder report contains important information about the

Empower Core Bond Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Bond Fund (Institutional Class/MXIUX)	$ 36	0.35%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 7.18%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Goldman Sachs Asset Management, L.P. (“GSAM”) and Wellington Management Company LLP (“Wellington”).
GSAM Summary of Performance
During the period, performance was affected by a combination of derivatives usage, country positioning, and government security selection. Forwards, futures, and swaps contributed to performance during the year, reflecting their respective roles in portfolio positioning and risk management. Country strategy was the largest contributor, with long exposure to New Zealand rates and short exposure to Japanese rates adding the most value. Government selection was the largest detractor, reflecting a preference for futures over cash Treasuries as part of the portfolio’s approach to duration management.
Wellington Summary of Performance
During the period, performance was influenced by sector allocation decisions and duration and yield curve positioning. Most fixed income sectors generated positive returns, as coupon income and periods of spread tightening helped offset the effects of volatile, and in some regions, higher global sovereign yields. Exposure to securitized sectors was the largest contributor to performance, led by allocations to non-agency residential mortgage-backed securities, with agency mortgage-backed securities and commercial mortgage-backed securities also contributing. Tactical duration and yield curve positioning was the largest detractor during the period.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Core Bond Fund (Institutional Class/MXIUX)	7.18%	(0.32) %	2.42%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	2.01%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 740M
Total number of portfolio holdings	1,479
Total advisory fee paid	$ 2.0M
Portfolio turnover rate as of the end of the reporting period	197%
Average Credit Quality	Aa2
Weighted Average Maturity	13 years
Effective Duration	6.02 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Uniform Mortgage-Backed Security 5.50%	3.79%
United States Treasury Note/Bond 3.63%	2.44%
United States Treasury Note/Bond 3.75%	1.78%
United States Treasury Note/Bond 4.50%	1.76%
Uniform Mortgage-Backed Security 5.00%	1.59%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.37%
United States Treasury Note/Bond 1.50%	1.33%
U.S. Treasury Bills 3.79%	1.30%
United States Treasury Note/Bond 4.63%	1.17%
United States Treasury Note/Bond 4.63%	1.12%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Core Bond Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXFDX | December 31, 2025
This annual shareholder report contains important information about the

Empower Core Bond Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Bond Fund (Investor Class/MXFDX)	$ 72	0.70%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 6.75%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Goldman Sachs Asset Management, L.P. (“GSAM”) and Wellington Management Company LLP (“Wellington”).
GSAM Summary of Performance
During the period, performance was affected by a combination of derivatives usage, country positioning, and government security selection. Forwards, futures, and swaps contributed to performance during the year, reflecting their respective roles in portfolio positioning and risk management. Country strategy was the largest contributor, with long exposure to New Zealand rates and short exposure to Japanese rates adding the most value. Government selection was the largest detractor, reflecting a preference for futures over cash Treasuries as part of the portfolio’s approach to duration management.
Wellington Summary of Performance
During the period, performance was influenced by sector allocation decisions and duration
and yield curve positioning. Most fixed income sectors generated positive returns, as coupon income and periods of spread tightening helped offset the effects of volatile, and in some regions, higher global sovereign yields. Exposure to securitized sectors was the largest contributor to performance, led by allocations to non-agency residential mortgage-backed securities, with agency mortgage-backed securities and commercial mortgage-backed securities also contributing. Tactical duration and yield curve positioning was the largest detractor during the period.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Core Bond Fund (Investor Class/MXFDX)	6.75%	(0.68) %	2.05%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	2.01%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key
fund statistics
that you should pay attention to.
Fund net assets	$ 740M
Total number of portfolio holdings	1,479
Total advisory fee paid	$ 2.0M
Portfolio turnover rate as of the end of the reporting period	197%
Average Credit Quality	Aa2
Weighted Average Maturity	13 years
Effective Duration	6.02 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Uniform Mortgage-Backed Security 5.50%	3.79%
United States Treasury Note/Bond 3.63%	2.44%
United States Treasury Note/Bond 3.75%	1.78%
United States Treasury Note/Bond 4.50%	1.76%
Uniform Mortgage-Backed Security 5.00%	1.59%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.37%
United States Treasury Note/Bond 1.50%	1.33%
U.S. Treasury Bills 3.79%	1.30%
United States Treasury Note/Bond 4.63%	1.17%
United States Treasury Note/Bond 4.63%	1.12%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Global Bond Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXZMX | December 31, 2025
This annual shareholder report contains important information about the

Empower Global Bond Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Global Bond Fund (Institutional Class/MXZMX)	$ 68	0.65%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 7.89%, as compared to its broad-based securities market index, the Bloomberg Global Aggregate Index, which returned 8.17% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Insight North America LLC (“Insight”) and RBC Global Asset Management (UK) Limited (“RBC”).
Insight Summary of Performance
Performance was primarily driven by duration and inflation positioning as well as security selection. A U.S. yield curve steepener was the largest contributor to performance, supported by the use of interest rate futures and foreign exchange forwards to enhance returns and manage tracking error. Significant detractors were the credit strategy and positions in the currency space, and an underweight to credit beta in the second and third quarters detracted the most from performance.
RBC Summary of Performance
Performance was affected by active positioning across sovereign and corporate credit during a volatile market environment, alongside declining U.S. bond yields. Opportunities in credit spreads contributed to performance, including exposure to Romanian sovereign credit, which benefited from tighter spreads as investors gained confidence in the sovereign’s fiscal reforms. These gains were partly offset by declines from term structure positioning and active foreign exchange, and while the portfolio maintained an overweight to corporate credit (cash bonds), credit default swap index hedges offset a portion of those gains.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Global Bond Fund (Institutional Class/MXZMX)	7.89%	(1.85) %	0.63%
Bloomberg Global Aggregate Index	8.17%	(2.15) %	1.26%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 666M
Total number of portfolio holdings	695
Total advisory fee paid	$ 3.3M
Portfolio turnover rate as of the end of the reporting period	153%
Average Credit Quality	Aa3
Weighted Average Maturity	12 years
Effective Duration	6.82 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.75%	6.11%
Uniform Mortgage-Backed Security 5.50%	3.49%
United States Treasury Note/ Bond 3.88%	2.02%
United States Treasury Note/Bond 3.88%	1.87%
United States Treasury Note/Bond 4.25%	1.67%
United States Treasury Note/Bond 3.50%	1.65%
United States Treasury Note/Bond 3.88%	1.54%
United States Treasury Note/Bond 4.63%	1.51%
Korea Treasury Bond 2.63%	1.45%
United States Treasury Note/Bond 4.00%	1.31%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or
disagreements
with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Global Bond Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXGBX | December 31, 2025
This annual shareholder report contains important information about the

Empower Global Bond Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Global Bond Fund (Investor Class/MXGBX)	$ 104	1.00%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 7.54%, as compared to its broad-based securities market index, the Bloomberg Global Aggregate Index, which returned
8.17% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Insight North America LLC (“Insight”) and RBC Global Asset Management (UK) Limited (“RBC”).
Insight Summary of Performance
Performance was primarily driven by duration and inflation positioning as well as security selection. A U.S. yield curve steepener was the largest contributor to performance, supported by the use of interest rate futures and foreign exchange forwards to enhance returns and manage tracking error. Significant detractors were the credit strategy and positions in the currency space, and an underweight to credit beta in the second and third quarters detracted the most from performance.
RBC Summary of Performance
Performance was affected by active positioning across sovereign and corporate credit during a volatile market environment, alongside declining U.S. bond yields. Opportunities in credit spreads contributed to performance, including exposure to Romanian sovereign credit, which benefited from tighter spreads as investors gained confidence in the sovereign’s fiscal reforms. These gains were partly offset by declines from term structure positioning and active foreign exchange, and while the portfolio maintained an overweight to corporate credit (cash bonds), credit default swap index hedges offset a portion of those gains.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Global Bond Fund (Investor Class/MXGBX)	7.54%	(2.20) %	0.27%
Bloomberg Global Aggregate Index	8.17%	(2.15) %	1.26%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses
were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 666M
Total number of portfolio holdings	695
Total advisory fee paid	$ 3.3M
Portfolio turnover rate as of the end of the reporting period	153%
Average Credit Quality	Aa3
Weighted Average Maturity	12 years
Effective Duration	6.82 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/ Bond 3.75%	6.11%
Uniform Mortgage-Backed Security 5.50%	3.49%
United States Treasury Note/Bond 3.88%	2.02%
United States Treasury Note/Bond 3.88%	1.87%
United States Treasury Note/Bond 4.25%	1.67%
United States Treasury Note/Bond 3.50%	1.65%
United States Treasury Note/Bond 3.88%	1.54%
United States Treasury Note/Bond 4.63%	1.51%
Korea Treasury Bond 2.63%	1.45%
United States Treasury Note/Bond 4.00%	1.31%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower High Yield Bond Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXFRX | December 31, 2025
This annual shareholder report contains important information about the Empower High Yield Bond Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower High Yield Bond Fund (Institutional Class/MXFRX)	$ 66	0.63%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31,
2025, the Fund returned 9.34%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned
7.30% and a composite index with investment characteristics similar to those of the Fund, which returned 10.38% over the same period.
The Fund’s investment portfolio is managed by Franklin Advisers, Inc. (“Franklin Advisers”).
Franklin Advisers Summary of Performance
Performance during the period was affected by security selection across sectors. Security selection in the gaming, lodging and leisure sector and in the technology segment of the high yield market contributed to performance, while security selection in the industrial sector and in healthcare-related issuers detracted from performance for the year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower High Yield Bond Fund (Institutional Class/MXFRX)	9.34%	3.91%	6.34%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	2.01%
ICE BofAML US High Yield Index 80%/ICE BofAML All US Convertible Index 20%	10.38%	4.66%	7.44%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 803M
Total number of portfolio holdings	502
Total advisory fee paid	$ 4.2M
Portfolio turnover rate as of the end of the reporting period	57%
Average Credit Quality	Ba3
Weighted Average Maturity	5 years
Effective Duration	2.31 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.73%
Lumentum Holdings Inc	0.81%
RR Donnelley & Sons Co 9.50%	0.70%
Kedrion SpA 6.50%	0.65%
Iron Mountain Inc REIT 6.25%	0.63%
FirstCash Inc 6.88%	0.61%
CCO Holdings LLC / CCO Holdings Capital Corp 4.75%	0.61%
DaVita Inc 6.88%	0.60%
Boeing Co	0.57%
MPT Operating Partnership LP / MPT Finance Corp REIT 8.50%	0.57%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund
Changes
This is a summary of certain changes to the Fund since
January 1, 2025
. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective January 1, 2026, the Fund's annual advisory rate was reduced to 0.55% on assets up to $1 billion, 0.50% on assets over $1 billion, and 0.45% on assets over $2 billion, and the Fund's expense limit annual rate was reduced to 0.58%.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower High Yield Bond Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXHYX | December 31, 2025
This annual shareholder report contains important information about the Empower High Yield Bond Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower High Yield Bond Fund (Investor Class/MXHYX)	$ 102	0.98%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 8.96%, as compared to its broad-
based securities
market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% and a composite index with investment characteristics similar to those of the Fund, which returned 10.38% over the same period.
The Fund’s investment portfolio is managed by Franklin Advisers, Inc. (“Franklin Advisers”).
Franklin Advisers Summary of Performance
Performance during the period was affected by security selection across sectors. Security selection in the gaming, lodging and leisure sector and in the technology segment of the high yield market contributed to performance, while security selection in the industrial sector and in healthcare-related issuers detracted from performance for the year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower High Yield Bond Fund (Investor Class/MXHYX)	8.96%	3.57%	5.98%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	2.01%
ICE BofAML US High Yield Index 80%/ICE BofAML All US Convertible Index 20%	10.38%	4.66%	7.44%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 803M
Total number of portfolio holdings	502
Total advisory fee paid	$ 4.2M
Portfolio turnover rate as of the end of the reporting period	57%
Average Credit Quality	Ba3
Weighted Average Maturity	5 years
Effective Duration	2.31 years
Graphical Representation of Holdings
The tables below show the investment makeup of
the Fund
, representing percentage of the total investments

of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.73%
Lumentum Holdings Inc	0.81%
RR Donnelley & Sons Co 9.50%	0.70%
Kedrion SpA 6.50%	0.65%
Iron Mountain Inc REIT 6.25%	0.63%
FirstCash Inc 6.88%	0.61%
CCO Holdings LLC / CCO Holdings Capital Corp 4.75%	0.61%
DaVita Inc 6.88%	0.60%
Boeing Co	0.57%
MPT Operating Partnership LP / MPT Finance Corp REIT 8.50%	0.57%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material
Fund
Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective January 1, 2026, the Fund's annual advisory rate was reduced to 0.55% on assets up to $1 billion, 0.50% on assets over $1 billion, and 0.45% on assets over $2 billion, and the Fund's expense limit annual rate was reduced to 0.58%.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Inflation-Protected Securities Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXIOX | December 31, 2025
This annual shareholder report contains important information about the

Empower Inflation-Protected Securities Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Inflation-Protected Securities Fund (Institutional Class/MXIOX)	$ 36	0.35%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 7.17%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% and an additional index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index, which returned 7.47% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Goldman Sachs Asset Management, L.P. (“GSAM”).
GSAM Summary of Performance
Performance during the period was driven by derivatives positioning, duration management, and sector allocation, with offsetting effects from security selection. The Fund utilized Treasury futures and interest rate swaps during the period. Interest rate swaps detracted from performance, though this was offset by Treasury futures, resulting in a positive contribution overall. Duration positioning contributed to performance, primarily driven by GSAM’s tactical auction month-end strategies. Sector allocation strategy also contributed, led by overweights to the collateralized loan obligation, commercial mortgage-backed securities, and investment-grade corporate sectors, which performed well during the year. Specific U.S. Treasury Inflation-Protected Securities (“TIPS”) selection detracted from performance, particularly in December, driven by security selection and exposure to shorter-dated TIPS.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Inflation-Protected Securities Fund (Institutional Class/MXIOX)	7.17%	2.22%	3.08%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	1.76%
Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index	7.47%	2.52%	3.43%
(a)
Institutional Class inception date was January 4, 2018.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were
included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 511M
Total number of portfolio holdings	310
Total advisory fee paid	$ 1.5M
Portfolio turnover rate as of the end of the reporting period	180%
Average Credit Quality	Aa2
Weighted Average Maturity	9 years
Effective Duration	4.31 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	24.79%
U.S. Treasury Inflation Indexed Bonds TIPS 1.13%	16.71%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	11.83%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	3.12%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	2.21%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	1.05%
Elmwood Ltd 5.18%	0.62%
Elmwood Ltd 5.22%	0.60%
Kennedy Lewis Ltd 5.43%	0.57%
Madison Park Funding LXXIII Ltd 5.26%	0.55%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's
accountants
during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Inflation-Protected Securities Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXIHX | December 31, 2025
This annual shareholder report contains important information about the

Empower Inflation-Protected Securities Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Inflation-Protected Securities Fund (Investor Class/MXIHX)	$ 72	0.70%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 6.75%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% and an additional index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index, which returned 7.47% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Goldman Sachs Asset Management, L.P. (“GSAM”).
GSAM Summary of Performance
Performance during the period was driven by derivatives positioning, duration management, and sector allocation, with offsetting effects from security selection. The Fund utilized Treasury futures and interest rate swaps during the period. Interest rate swaps detracted from performance, though this was offset by Treasury futures, resulting in a positive contribution overall. Duration positioning contributed to performance, primarily driven by GSAM’s tactical auction month-end strategies. Sector allocation strategy also contributed, led by overweights to the collateralized loan obligation, commercial mortgage-backed securities, and investment-grade corporate sectors, which performed well during the year. Specific U.S. Treasury Inflation-Protected Securities (“TIPS”) selection detracted from performance, particularly in December, driven by security selection and exposure to shorter-dated TIPS.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Inflation-Protected Securities Fund (Investor Class/MXIHX)	6.75%	1.87%	2.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	1.76%
Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index	7.47%	2.52%	3.43%
(a)
Institutional Class inception date was January 4, 2018.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table
outlines key
fund statistics that you should pay attention to.
Fund net assets	$ 511M
Total number of portfolio holdings	310
Total advisory fee paid	$ 1.5M
Portfolio turnover rate as of the end of the reporting period	180%
Average Credit Quality	Aa2
Weighted Average Maturity	9 years
Effective Duration	4.31 years
Graphical Representation of Holdings
The tables below show the investment
makeup
of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	24.79%
U.S. Treasury Inflation Indexed Bonds TIPS 1.13%	16.71%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	11.83%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	3.12%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	2.21%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	1.05%
Elmwood Ltd 5.18%	0.62%
Elmwood Ltd 5.22%	0.60%
Kennedy Lewis Ltd 5.43%	0.57%
Madison Park Funding LXXIII Ltd 5.26%	0.55%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material changes to the Fund during the
reporting
period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Multi-Sector Bond Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXUGX | December 31, 2025
This annual shareholder report contains important information about the

Empower Multi-Sector Bond Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Multi-Sector Bond Fund (Institutional Class/MXUGX)	$ 57	0.55%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 8.39%, as compared to its broad-based securities market index, the Bloomberg Multiverse Index, which returned 8.42% over the same period.
The Fund’s investment portfolio is managed by two sub-
advisers
: Loomis, Sayles, & Company, L.P. (“Loomis Sayles”) and Virtus Fixed Income Advisers, LLC (“Virtus”).
Loomis Sayles Summary of Performance
Performance was driven primarily by security selection, with yield curve positioning also contributing throughout the period. Exposure to high yield credit, investment grade credit and securitized sectors aided performance, largely due to security selection, while allocation effects also contributed within high yield credit. Non-U.S. dollar exposures contributed positively during the period. An out-of-benchmark allocation to securitized names detracted from performance.
Virtus Summary of Performance
Sector allocation, issue selection and duration impact contributed to performance during the period. An underweight to U.S. Treasuries, in addition to overweight allocation and security selection within emerging markets sovereign debt, contributed to performance, with emerging markets sovereign debt representing the largest contributor. Selection within high yield corporates and residential mortgage-backed securities detracted from performance, with high yield corporates representing the largest detractor in the context of active sector and issue selection.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Multi-Sector Bond Fund (Institutional Class/MXUGX)	8.39%	2.17%	4.71%
Bloomberg Multiverse Index	8.42%	(1.87) %	1.50%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,390M
Total number of portfolio holdings	1,722
Total advisory fee paid	$ 6.2M
Portfolio turnover rate as of the end of the reporting period	74%
Average Credit Quality	Baa1
Weighted Average Maturity	12 years
Effective Duration	4.41 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.50%	6.66%
United States Treasury Note/Bond 4.00%	2.67%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.37%
Federal Home Loan Mortgage Corp 5.00%	0.78%
EchoStar Corp 10.75%	0.66%
United States Treasury Note/Bond 4.63%	0.63%
Republic of South Africa Government Bond 9.00%	0.51%
U.S. Treasury Bills 3.56%	0.50%
Federal Home Loan Mortgage Corp 5.50%	0.48%
Federal Home Loan Mortgage Corp 5.50%	0.46%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no
material
changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's
ac
countants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Multi-Sector Bond Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXLMX | December 31, 2025
This annual shareholder report contains important information about the

Empower Multi-Sector Bond Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Multi-Sector Bond Fund (Investor Class/MXLMX)	$ 94	0.90%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned
7.98%, as compared to its broad-based securities market index, the Bloomberg Multiverse Index, which returned 8.42% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Loomis, Sayles, & Company, L.P. (“Loomis Sayles”) and Virtus Fixed Income Advisers, LLC (“Virtus”).
Loomis Sayles Summary of Performance
Performance was driven primarily by security selection, with yield curve positioning also contributing throughout the period. Exposure to high yield credit, investment grade credit and securitized sectors aided performance, largely due to security selection, while allocation effects also contributed within high yield credit. Non-U.S. dollar exposures contributed positively during the period. An out-of-benchmark allocation to securitized names detracted from performance.
Virtus Summary of Performance
Sector allocation, issue selection and duration impact contributed to performance during the period. An underweight to U.S. Treasuries, in addition to overweight allocation and security selection within emerging markets sovereign debt, contributed to performance, with emerging markets sovereign debt representing the largest contributor. Selection within high yield corporates and residential mortgage-backed securities detracted from performance, with high yield corporates representing the largest detractor in the context of active sector and issue selection.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Multi-Sector Bond Fund (Investor Class/MXLMX)	7.98%	1.83%	4.35%
Bloomberg Multiverse Index	8.42%	(1.87) %	1.50%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention
to.
Fund net assets	$ 1,390M
Total number of portfolio holdings	1,722
Total advisory fee paid	$ 6.2M
Portfolio turnover rate as of the end of the reporting period	74%
Average Credit Quality	Baa1
Weighted Average Maturity	12 years
Effective Duration	4.41 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.50%	6.66%
United States Treasury Note/Bond 4.00%	2.67%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.37%
Federal Home Loan Mortgage Corp 5.00%	0.78%
EchoStar Corp 10.75%	0.66%
United States Treasury Note/Bond 4.63%	0.63%
Republic of South Africa Government Bond 9.00%	0.51%
U.S. Treasury Bills 3.56%	0.50%
Federal Home Loan Mortgage Corp 5.50%	0.48%
Federal Home Loan Mortgage Corp 5.50%	0.46%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material changes to the Fund during the
reporting
period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Short Duration Bond Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXXJX | December 31, 2025
This annual shareholder report contains important information about the

Empower Short Duration Bond Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Short Duration Bond Fund (Institutional Class/MXXJX)	$ 25	0.24%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 5.80%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% and an additional index with investment characteristics similar to those of the Fund, the Bloomberg 1-3 Year Credit Bond Index, which returned 5.82% over the same period.
The
Fund’s
investment portfolio is managed by Franklin Advisers, Inc (“Franklin Advisers”).
Franklin Advisers Summary of Performance
Performance during the year was affected by portfolio positioning and sector exposures. Use of interest rate swaps and futures to adjust duration contributed to performance as part of overall portfolio management rather than on a standalone basis. Exposure to out-of-index mortgage credit sectors and asset-backed securities contributed to performance, while an underweight to investment grade corporate bonds and yield curve term structure positioning detracted from performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Short Duration Bond Fund (Institutional Class/MXXJX)	5.80%	2.49%	2.85%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	2.01%
Bloomberg 1-3 Year Credit Bond Index	5.82%	2.46%	2.64%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 549M
Total number of portfolio holdings	477
Total advisory fee paid	$ 1.2M
Portfolio turnover rate as of the end of the reporting period	50%
Average Credit Quality	A2
Weighted Average Maturity	5 years
Effective Duration	1.67 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Bills 3.63%	5.42%
United States Treasury Note/Bond 3.88%	5.18%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.98%
Federal Home Loan Bank 3.55%	1.97%
Federal Home Loan Bank 3.58%	1.44%
Goldman Sachs Group Inc 4.15%	1.23%
Bank of America Corp 6.20%	1.10%
BAT Capital Corp 4.91%	0.96%
Boeing Co 6.30%	0.79%
Boeing Co 2.75%	0.79%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Short Duration Bond Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXSDX | December 31, 2025
This annual shareholder report contains important information about the

Empower Short Duration Bond Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Short Duration Bond Fund (Investor Class/MXSDX)	$ 61	0.59%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 5.29%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% and an additional index with investment characteristics similar to those of the Fund, the Bloomberg 1-3 Year Credit Bond Index, which returned 5.82% over the same period.
The Fund’s investment portfolio is managed by Franklin Advisers, Inc (“Franklin Advisers”).
Franklin Advisers Summary of Performance
Performance during the year was affected by portfolio positioning and sector exposures. Use of interest rate swaps and futures to adjust duration contributed to performance as part of overall portfolio management rather than on a standalone basis. Exposure to out-of-index mortgage credit sectors and asset-backed securities contributed to performance, while an underweight to investment grade corporate bonds and yield curve term structure positioning detracted from performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Short Duration Bond Fund (Investor Class/MXSDX)	5.29%	2.11%	2.48%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	2.01%
Bloomberg 1-3 Year Credit Bond Index	5.82%	2.46%	2.64%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key
Fund
Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 549M
Total number of portfolio holdings	477
Total advisory fee paid	$ 1.2 M
Portfolio turnover rate as of the end of the reporting period	50%
Average Credit Quality	A2
Weighted Average Maturity	5 years
Effective Duration	1.67 years
Graphical Representation of
Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Bills 3.63%	5.42%
United States Treasury Note/Bond 3.88%	5.18%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.98%
Federal Home Loan Bank 3.55%	1.97%
Federal Home Loan Bank 3.58%	1.44%
Goldman Sachs Group Inc 4.15%	1.23%
Bank of America Corp 6.20%	1.10%
BAT Capital Corp 4.91%	0.96%
Boeing Co 6.30%	0.79%
Boeing Co 2.75%	0.79%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material changes to the Fund during the reporting period
.
Changes in and Disagreements with
Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to
view
additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower U.S. Government Securities Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXDQX | December 31, 2025
This annual shareholder report contains important information about the Empower U.S. Government Securities Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower U.S. Government Securities Fund (Institutional Class/MXDQX)	$ 25	0.24%
Management’s Discussion of Fund
Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 7.06%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% and an additional index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Government/Mortgage Index, which returned 7.09% over the same period.
The Fund’s investment portfolio is managed by Empower Capital Management, LLC (“ECM”), the Fund’s investment adviser.
ECM Summary of Performance
During the period, the Fund maintained an overweight to agency mortgage-backed securities and an out-of-benchmark allocation to asset-backed securities, while holding an underweight to Treasuries, reflecting attractive valuations and a constructive view of market conditions. Treasury futures were used to manage interest rate risk and modestly detracted from performance. An overweight to agency mortgage-backed securities exposure was the largest contributor to performance, followed by asset-backed securities exposure which was the second largest contributor to performance over the period. Sector, duration and yield curve positioning did not have any negative impact on performance throughout the period.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower U.S. Government Securities Fund (Institutional Class/MXDQX)	7.06%	(0.36) %	1.56%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	2.01%
Bloomberg U.S. Government/Mortgage Index	7.09%	(0.53) %	1.46%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund
Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 631M
Total number of portfolio holdings	303
Total advisory fee paid	$ 1.3M
Portfolio turnover rate as of the end of the reporting period	95%
Average Credit Quality	Aa1
Weighted Average Maturity	15 years
Effective Duration	5.79 years
Graphical Representation of
Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note /Bond 4.13%	4.90%
United States Treasury Note/Bond 4.25%	4.63%
United States Treasury Note/Bond 4.13%	4.29%
United States Treasury Note/Bond 4.63%	4.26%
United States Treasury Note/Bond 3.75%	4.07%
United States Treasury Note/Bond 4.75%	3.78%
United States Treasury Note/Bond 3.50%	3.19%
United States Treasury Note/Bond 4.25%	3.19%
United States Treasury Note/Bond 3.50%	2.92%
United States Treasury Note/Bond 3.88%	2.84%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund
Changes
This is a summary of certain changes and planned changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective January 17, 2025, Western Asset was removed as the sub-adviser of the Fund and ECM began managing the Fund’s investment portfolio.
Changes in and Disagreements with Accountants
There were no changes in or disagreemen
ts
with the Fund's accountants during the reporting period.
Availability of Additional
Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower U.S. Government Securities Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXGMX | December 31, 2025
This annual shareholder report contains important information about the Empower U.S. Government Securities Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower U.S. Government Securities Fund (Investor Class/MXGMX)	$ 61	0.59%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 6.60%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% and an additional index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Government/Mortgage Index, which returned 7.09% over the same period.
The Fund’s investment portfolio is managed by Empower Capital Management, LLC (“ECM”), the Fund’s investment adviser.
ECM Summary of Performance
During the period, the Fund maintained an overweight to agency mortgage-backed securities and an out-of-benchmark allocation to asset-backed securities, while holding an underweight to Treasuries, reflecting attractive valuations and a constructive view of market conditions. Treasury futures were used to manage interest rate risk and modestly detracted from performance. An overweight to agency mortgage-backed securities exposure was the largest contributor to performance, followed by asset-backed securities exposure which was the second largest contributor to performance over the period. Sector, duration and yield curve positioning did not have any negative impact on performance throughout the period.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower U.S. Government Securities Fund (Investor Class/MXGMX)	6.60%	(0.71) %	1.20%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	2.01%
Bloomberg U.S. Government/Mortgage Index	7.09%	(0.53) %	1.46%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 631M
Total number of portfolio holdings	303
Total advisory fee paid	$ 1.3M
Portfolio turnover rate as of the end of the reporting period	95%
Average Credit Quality	Aa1
Weighted Average Maturity	15 years
Effective Duration	5.79 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 4.13%	4.90%
United States Treasury Note/Bond 4.25%	4.63%
United States Treasury Note/Bond 4.13%	4.29%
United States Treasury Note/Bond 4.63%	4.26%
United States Treasury Note/Bond 3.75%	4.07%
United States Treasury Note/Bond 4.75%	3.78%
United States Treasury Note/Bond 3.50%	3.19%
United States Treasury Note/Bond 4.25%	3.19%
United States Treasury Note/Bond 3.50%	2.92%
United States Treasury Note/Bond 3.88%	2.84%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective January 17, 2025, Western Asset was removed as the sub-adviser of the Fund and ECM began managing the Fund’s investment portfolio.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d) During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(e) Registrant’s Code of Ethics is attached hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,082,655 for fiscal year 2024 and $812,365 for fiscal year 2025.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this item were: $265,941 for fiscal year 2024 and $50,574 for fiscal year 2025. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self custody) audits, fund administration SOC1 testing, and N1-A and N-14 reviews.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2024 and $0 for fiscal year 2025.

(d) All Other Fees.  There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).

(e) (1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Empower Funds by its independent auditors.  The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Empower Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Empower Funds that is responsible for the financial reporting or operations of Empower Funds was employed by those auditors and participated in any capacity in an audit of Empower Funds during the year period (or such other period proscribed under Securities Exchange Commission rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Empower Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Empower Funds’ auditors will not provide the following non-audit services to Empower Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Empower Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2

Pre-approval with respect to Non-Empower Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Empower Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Empower Funds’ auditors to (a) Empower Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds.4   The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.  The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members.  Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(f) (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(g) Not Applicable.

(h) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2024 equaled $2,094,252 and for fiscal year 2025 equaled $1,759,076.

(i) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

1No pre-approval is required as to non-audit services provided to Empower Funds if: (a) the aggregate amount of all non-audit services provided to Empower Funds constitute not more than 5% of the total amount of revenues paid by Empower Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Empower Funds, Empower Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Empower Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Empower Funds’ primary investment adviser.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.
("Empower Funds")
Empower Bond Index Fund	Empower Core Bond Fund
Institutional Class Ticker / MXCOX	Institutional Class Ticker / MXIUX
Investor Class Ticker / MXBIX	Investor Class Ticker / MXFDX
Empower Global Bond Fund	Empower High Yield Bond Fund
Institutional Class Ticker / MXZMX	Institutional Class Ticker / MXFRX
Investor Class Ticker / MXGBX	Investor Class Ticker / MXHYX
Empower Inflation-Protected Securities Fund	Empower Multi-Sector Bond Fund
Institutional Class Ticker / MXIOX	Institutional Class Ticker / MXUGX
Investor Class Ticker / MXIHX	Investor Class Ticker / MXLMX
Empower Short Duration Bond Fund	Empower U.S. Government Securities Fund
Institutional Class Ticker / MXXJX	Institutional Class Ticker / MXDQX
Investor Class Ticker / MXSDX	Investor Class Ticker / MXGMX
(the "Fund(s)")
Annual Report
December 31, 2025
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.37%
	Capital One Multi-Asset Execution Trust
	Series 2019-A3 Class A3
$ 500,000	2.06%, 08/15/2028	$ 494,640
	Series 2021-A2 Class A2
1,000,000	1.39%, 07/15/2030	941,881
2,000,000	CNH Equipment Trust Series 2022-B Class A4 3.91%, 03/15/2028	1,999,221
1,100,000	Discover Card Execution Note Trust Series 2023-A1 Class A 4.31%, 03/15/2028	1,101,119
8,584,000	Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A 4.06%, 11/15/2030	8,618,014
1,000,000	GM Financial Consumer Automobile Receivables Trust Series 2022-3 Class A4 3.71%, 12/16/2027	998,971
1,200,000	Nissan Auto Receivables Owner Trust Series 2022-B Class A4 4.45%, 11/15/2029	1,205,162
856,729	Toyota Auto Receivables Owner Trust Series 2022-B Class A4 3.11%, 08/16/2027	854,702
1,570,973	World Omni Auto Receivables Trust Series 2024-A Class A3 4.86%, 03/15/2029	1,579,479
TOTAL ASSET-BACKED SECURITIES — 0.37% (Cost $17,682,300)		$17,793,189
CORPORATE BONDS AND NOTES
Basic Materials — 0.52%
1,000,000	Air Products & Chemicals Inc 4.80%, 03/03/2033	1,019,829
1,000,000	Albemarle Corp(a) 5.05%, 06/01/2032	1,006,742
	BHP Billiton Finance USA Ltd
1,000,000	5.30%, 02/21/2035	1,032,437
1,000,000	5.00%, 09/30/2043	949,697
1,000,000	Cabot Corp 5.00%, 06/30/2032	1,015,532
	CF Industries Inc
175,000	5.15%, 03/15/2034	175,780
1,000,000	4.95%, 06/01/2043	895,408
	Dow Chemical Co
1,059,000	4.80%, 01/15/2031	1,052,999
1,300,000	3.60%, 11/15/2050	838,395
900,000	Eastman Chemical Co 4.65%, 10/15/2044	763,171
Principal Amount		Fair Value
Basic Materials — (continued)
	Ecolab Inc
$ 500,000	4.30%, 06/15/2028	$ 505,236
1,000,000	2.70%, 12/15/2051	617,326
2,000,000	Freeport-McMoRan Inc 4.63%, 08/01/2030	2,015,055
406,000	International Paper Co 4.35%, 08/15/2048	328,164
	LYB International Finance BV
1,000,000	5.25%, 07/15/2043	863,256
395,000	3.63%, 04/01/2051	254,548
250,000	Mosaic Co 5.45%, 11/15/2033	256,857
1,200,000	Newmont Corp / Newcrest Finance Pty Ltd 5.35%, 03/15/2034	1,254,309
1,000,000	Nucor Corp 4.65%, 06/01/2030	1,020,907
	Nutrien Ltd
1,000,000	4.90%, 03/27/2028	1,018,069
1,000,000	4.13%, 03/15/2035	923,575
	Rio Tinto Finance USA PLC
1,055,000	4.88%, 03/14/2030	1,083,845
1,000,000	5.00%, 03/09/2033	1,026,805
1,000,000	5.25%, 03/14/2035	1,030,434
1,400,000	Sherwin-Williams Co 4.80%, 09/01/2031	1,432,900
500,000	Southern Copper Corp 5.25%, 11/08/2042	479,177
1,000,000	Steel Dynamics Inc 3.45%, 04/15/2030	966,095
266,000	Vale Overseas Ltd 6.40%, 06/28/2054	271,453
1,175,000	Westlake Corp 3.13%, 08/15/2051	709,109
		24,807,110
Communications — 1.94%
	Alibaba Group Holding Ltd
1,000,000	4.88%, 05/26/2030	1,031,849
712,000	3.25%, 02/09/2061	461,256
	Alphabet Inc
175,000	1.90%, 08/15/2040	118,453
307,000	5.35%, 11/15/2045	305,061
800,000	5.25%, 05/15/2055	766,229
2,072,000	2.25%, 08/15/2060(a)	1,061,482
	Amazon.com Inc
2,000,000	3.15%, 08/22/2027	1,983,749
1,675,000	2.10%, 05/12/2031	1,513,224
810,000	4.05%, 08/22/2047	665,367
2,500,000	2.50%, 06/03/2050	1,494,197
1,675,000	3.10%, 05/12/2051	1,124,522
175,000	3.25%, 05/12/2061	111,964
	America Movil SAB de CV
750,000	2.88%, 05/07/2030	706,281
376,000	4.38%, 04/22/2049	316,780
	AppLovin Corp
365,000	5.38%, 12/01/2031	378,494
105,000	5.95%, 12/01/2054	103,992

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
Communications — (continued)
	AT&T Inc
$ 175,000	2.30%, 06/01/2027	$ 171,000
1,800,000	4.30%, 02/15/2030	1,802,274
2,000,000	2.75%, 06/01/2031	1,836,785
1,600,000	2.55%, 12/01/2033	1,365,552
500,000	5.40%, 02/15/2034	518,428
175,000	4.50%, 05/15/2035	168,101
800,000	4.35%, 06/15/2045	660,079
1,500,000	4.50%, 03/09/2048	1,238,492
3,222,000	3.30%, 02/01/2052	2,097,195
2,134,000	3.50%, 09/15/2053	1,428,125
763,000	3.50%, 02/01/2061	486,633
310,000	Bell Canada 4.46%, 04/01/2048	255,656
	Charter Communications Operating LLC / Charter Communications Operating Capital
800,000	6.10%, 06/01/2029	834,943
800,000	6.55%, 06/01/2034	841,404
515,000	5.85%, 12/01/2035	513,751
1,800,000	3.50%, 03/01/2042	1,248,733
3,000,000	5.38%, 05/01/2047	2,471,234
	Cisco Systems Inc
1,000,000	4.55%, 02/24/2028	1,016,245
1,600,000	4.95%, 02/26/2031	1,659,334
1,000,000	5.10%, 02/24/2035	1,027,440
600,000	5.30%, 02/26/2054	575,110
	Comcast Corp
1,000,000	5.10%, 06/01/2029	1,032,317
2,000,000	1.95%, 01/15/2031	1,782,762
2,000,000	4.80%, 05/15/2033	2,017,214
4,500,000	3.40%, 07/15/2046	3,129,081
175,000	2.80%, 01/15/2051	101,379
1,586,000	2.89%, 11/01/2051	927,482
1,388,000	2.94%, 11/01/2056	779,882
175,000	2.99%, 11/01/2063	94,657
400,000	5.50%, 05/15/2064	357,660
360,000	Corning Inc 4.38%, 11/15/2057	290,406
640,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	746,757
1,000,000	eBay Inc 2.60%, 05/10/2031	913,245
500,000	Fox Corp 5.48%, 01/25/2039	501,454
300,000	Grupo Televisa SAB 5.00%, 05/13/2045	198,556
	Meta Platforms Inc
1,000,000	4.30%, 08/15/2029	1,012,048
1,000,000	4.75%, 08/15/2034	1,008,196
2,000,000	4.88%, 11/15/2035	1,997,320
690,000	5.50%, 11/15/2045	670,003
1,095,000	4.45%, 08/15/2052	891,119
1,200,000	5.40%, 08/15/2054	1,116,378
1,500,000	5.63%, 11/15/2055	1,439,657
200,000	5.55%, 08/15/2064	185,519
Principal Amount		Fair Value
Communications — (continued)
	Motorola Solutions Inc
$ 900,000	2.75%, 05/24/2031	$ 823,415
485,000	5.20%, 08/15/2032	500,059
800,000	5.40%, 04/15/2034	826,112
	Netflix Inc
1,000,000	4.88%, 06/15/2030(b)	1,025,226
225,000	4.90%, 08/15/2034	230,407
1,200,000	Omnicom Group Inc(a) 2.45%, 04/30/2030	1,109,360
268,000	Orange SA 5.50%, 02/06/2044	264,059
	Paramount Global
1,000,000	4.20%, 05/19/2032	903,509
800,000	4.95%, 05/19/2050	560,224
	Rogers Communications Inc
1,000,000	5.30%, 02/15/2034	1,007,602
1,700,000	4.50%, 03/15/2042	1,453,041
1,175,000	Telefonica Emisiones SA 5.21%, 03/08/2047	1,034,473
750,000	Time Warner Cable LLC 4.50%, 09/15/2042	576,767
	T-Mobile USA Inc
1,000,000	4.80%, 07/15/2028	1,018,155
1,600,000	3.88%, 04/15/2030	1,573,400
900,000	5.20%, 01/15/2033	928,931
1,000,000	4.95%, 11/15/2035	994,201
2,500,000	4.38%, 04/15/2040	2,242,627
620,000	3.30%, 02/15/2051	414,455
1,675,000	3.40%, 10/15/2052	1,125,849
800,000	5.88%, 11/15/2055	799,147
175,000	3.60%, 11/15/2060	116,263
1,500,000	TWDC Enterprises 18 Corp 4.13%, 12/01/2041	1,308,962
800,000	Uber Technologies Inc 4.80%, 09/15/2034	799,768
	Verizon Communications Inc
1,110,000	2.10%, 03/22/2028	1,065,711
1,000,000	1.75%, 01/20/2031	880,236
1,675,000	2.55%, 03/21/2031	1,529,599
3,500,000	2.85%, 09/03/2041	2,522,503
1,250,000	3.85%, 11/01/2042	1,002,261
1,753,000	2.88%, 11/20/2050	1,086,811
1,175,000	3.55%, 03/22/2051	834,058
1,675,000	2.99%, 10/30/2056	996,518
175,000	3.70%, 03/22/2061	118,086
	Vodafone Group PLC
500,000	5.00%, 05/30/2038	491,292
500,000	4.38%, 02/19/2043	427,150
984,000	4.25%, 09/17/2050	770,067
	Walt Disney Co
2,500,000	2.20%, 01/13/2028	2,426,707
1,500,000	2.65%, 01/13/2031	1,403,067
		92,742,584
Consumer, Cyclical — 1.45%
1,000,000	American Airlines Pass Series 2025-1 Class A 4.90%, 05/11/2038	990,930

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
	American Honda Finance Corp
$ 1,200,000	4.55%, 03/03/2028	$ 1,212,542
1,000,000	4.90%, 03/13/2029	1,021,797
1,500,000	5.15%, 07/09/2032	1,541,343
1,000,000	Aptiv Swiss Holdings Ltd 3.10%, 12/01/2051	642,304
175,000	AutoNation Inc 2.40%, 08/01/2031	154,689
500,000	AutoZone Inc 5.40%, 07/15/2034	517,608
175,000	Brunswick Corp 2.40%, 08/18/2031	153,259
1,500,000	Costco Wholesale Corp 1.75%, 04/20/2032	1,301,156
1,000,000	Cummins Inc 5.15%, 02/20/2034	1,035,213
600,000	Delta Air Lines Inc 4.95%, 07/10/2028	610,790
	Dollar General Corp
1,000,000	5.20%, 07/05/2028	1,024,980
500,000	3.50%, 04/03/2030	483,581
1,000,000	Dollar Tree Inc 2.65%, 12/01/2031	902,411
	DR Horton Inc
1,000,000	1.40%, 10/15/2027	957,040
850,000	5.50%, 10/15/2035	885,143
2,000,000	Ford Motor Co(a) 6.10%, 08/19/2032	2,060,731
	Ford Motor Credit Co LLC
1,000,000	5.80%, 03/05/2027	1,012,455
1,900,000	5.85%, 05/17/2027	1,928,864
1,600,000	6.13%, 03/08/2034	1,626,019
	General Motors Co
400,000	6.25%, 10/02/2043	405,610
1,500,000	5.20%, 04/01/2045	1,347,252
	General Motors Financial Co Inc
2,000,000	2.70%, 08/20/2027	1,954,922
1,000,000	5.05%, 04/04/2028	1,018,432
645,000	4.20%, 10/27/2028	645,918
1,000,000	4.90%, 10/06/2029	1,015,844
1,000,000	5.75%, 02/08/2031	1,051,805
	Home Depot Inc
1,000,000	3.90%, 12/06/2028	1,003,674
1,500,000	1.88%, 09/15/2031	1,322,226
1,000,000	4.50%, 09/15/2032	1,012,090
1,000,000	4.95%, 06/25/2034	1,022,783
1,300,000	4.88%, 02/15/2044	1,214,416
1,500,000	3.63%, 04/15/2052	1,094,787
	Hyatt Hotels Corp
360,000	5.25%, 06/30/2029	370,573
800,000	5.75%, 03/30/2032	838,150
	Lowe's Cos Inc
2,000,000	3.65%, 04/05/2029	1,974,182
1,200,000	5.00%, 04/15/2033	1,228,835
1,000,000	4.85%, 10/15/2035	991,842
1,000,000	2.80%, 09/15/2041	718,840
1,000,000	4.45%, 04/01/2062	781,591
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
	Marriott International Inc
$ 1,000,000	4.50%, 10/15/2031	$ 1,002,161
1,400,000	5.50%, 04/15/2037	1,433,156
	McDonald's Corp
1,000,000	5.00%, 05/17/2029	1,029,183
1,500,000	4.95%, 03/03/2035	1,517,173
1,000,000	5.15%, 09/09/2052	928,222
500,000	Mercedes-Benz Finance North America LLC(b) 5.10%, 08/03/2028	513,080
1,000,000	Nike Inc 2.85%, 03/27/2030	953,813
1,000,000	O'Reilly Automotive Inc 4.70%, 06/15/2032	1,008,666
600,000	PACCAR Financial Corp 4.45%, 08/06/2027	606,929
76,000	PVH Corp 5.50%, 06/13/2030	77,249
1,000,000	Southwest Airlines Co 4.38%, 11/15/2028	1,002,092
	Starbucks Corp
1,500,000	2.25%, 03/12/2030	1,383,101
700,000	5.00%, 02/15/2034	713,807
600,000	4.45%, 08/15/2049	496,191
	Tapestry Inc
370,000	5.10%, 03/11/2030	379,844
225,000	5.50%, 03/11/2035	230,035
	Target Corp
525,000	4.35%, 06/15/2028	531,140
1,500,000	3.38%, 04/15/2029	1,473,775
1,000,000	2.95%, 01/15/2052	637,763
1,000,000	TJX Cos Inc 1.15%, 05/15/2028	939,861
	Toyota Motor Credit Corp
2,200,000	4.50%, 05/14/2027	2,221,133
1,000,000	4.45%, 06/29/2029	1,012,867
1,000,000	4.80%, 05/15/2030	1,026,065
1,500,000	4.65%, 09/03/2032	1,513,962
932,971	United Airlines Pass Through Trust Series 2023-1 Class A 5.80%, 01/15/2036	974,578
	Walmart Inc
1,500,000	1.50%, 09/22/2028	1,418,323
1,000,000	4.10%, 04/15/2033	998,213
260,000	4.90%, 04/28/2035	267,285
1,200,000	4.05%, 06/29/2048	1,000,980
772,000	2.65%, 09/22/2051	486,691
600,000	WW Grainger Inc 4.45%, 09/15/2034	594,629
		69,448,594
Consumer, Non-Cyclical — 4.22%
1,448,000	Abbott Laboratories 1.40%, 06/30/2030	1,294,963
	AbbVie Inc
1,000,000	2.95%, 11/21/2026	992,210
1,200,000	4.80%, 03/15/2027	1,212,568
1,500,000	4.88%, 03/15/2030	1,545,489

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 2,500,000	4.50%, 05/14/2035	$ 2,453,473
2,000,000	4.88%, 11/14/2048	1,820,945
1,175,000	4.25%, 11/21/2049	967,677
500,000	Aetna Inc 3.88%, 08/15/2047	374,383
	Altria Group Inc
1,366,000	3.88%, 09/16/2046	1,026,624
1,500,000	3.70%, 02/04/2051	1,059,977
	Amgen Inc
1,800,000	5.15%, 03/02/2028	1,842,102
175,000	1.65%, 08/15/2028	164,945
600,000	2.00%, 01/15/2032	522,734
3,400,000	2.80%, 08/15/2041	2,488,450
1,675,000	3.00%, 01/15/2052	1,080,879
1,892,000	2.77%, 09/01/2053	1,122,575
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
4,100,000	4.70%, 02/01/2036	4,058,365
2,000,000	4.90%, 02/01/2046	1,849,779
	Anheuser-Busch InBev Worldwide Inc
318,000	4.95%, 01/15/2042	303,633
1,200,000	4.44%, 10/06/2048	1,032,355
589,000	4.50%, 06/01/2050	528,894
1,000,000	Archer-Daniels-Midland Co 2.90%, 03/01/2032	919,071
1,000,000	Astrazeneca Finance LLC 4.88%, 03/03/2028	1,021,541
	AstraZeneca PLC
1,500,000	1.38%, 08/06/2030	1,333,366
1,000,000	4.00%, 09/18/2042	861,225
600,000	Automatic Data Processing Inc 4.75%, 05/08/2032	614,519
	BAT Capital Corp
1,000,000	4.91%, 04/02/2030	1,021,408
1,000,000	4.74%, 03/16/2032	1,009,126
485,000	4.54%, 08/15/2047	402,320
1,500,000	5.65%, 03/16/2052	1,417,902
	Baxter International Inc
1,000,000	2.54%, 02/01/2032	871,413
1,000,000	3.13%, 12/01/2051	628,563
	Becton Dickinson & Co
500,000	3.70%, 06/06/2027	497,910
1,000,000	4.30%, 08/22/2032	983,942
500,000	4.67%, 06/06/2047	435,348
2,000,000	Biogen Inc 3.15%, 05/01/2050	1,291,939
1,000,000	Boston Scientific Corp 2.65%, 06/01/2030	940,966
	Bristol-Myers Squibb Co
1,000,000	1.13%, 11/13/2027	954,719
1,500,000	1.45%, 11/13/2030	1,328,973
1,000,000	4.13%, 06/15/2039	907,803
500,000	5.50%, 02/22/2044	500,964
1,500,000	4.35%, 11/15/2047	1,268,554
1,200,000	5.55%, 02/22/2054	1,178,489
500,000	Bunge Ltd Finance Corp 2.75%, 05/14/2031	459,095
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Campbell's Co
$ 500,000	2.38%, 04/24/2030	$ 459,802
300,000	5.40%, 03/21/2034	305,556
500,000	4.75%, 03/23/2035	483,227
1,000,000	Cardinal Health Inc 4.37%, 06/15/2047	827,482
	Cencora Inc
500,000	2.80%, 05/15/2030	470,671
800,000	5.15%, 02/15/2035	817,644
2,500,000	Centene Corp 2.50%, 03/01/2031	2,158,928
	Cigna Group
500,000	2.40%, 03/15/2030	464,045
1,000,000	5.13%, 05/15/2031	1,033,400
750,000	4.80%, 08/15/2038	718,141
827,000	3.88%, 10/15/2047	636,615
175,000	4.90%, 12/15/2048	156,019
1,000,000	5.60%, 02/15/2054	969,771
1,000,000	Cintas Corp No 2 4.00%, 05/01/2032	978,467
	Coca-Cola Co
1,500,000	2.00%, 03/05/2031	1,359,330
1,400,000	5.20%, 01/14/2055	1,349,779
1,000,000	Colgate-Palmolive Co 3.25%, 08/15/2032	942,200
	CommonSpirit Health
462,000	3.82%, 10/01/2049	345,897
390,000	3.91%, 10/01/2050	291,278
500,000	Conagra Brands Inc 5.30%, 10/01/2026	504,179
1,000,000	Constellation Brands Inc 4.75%, 05/09/2032	1,004,188
1,000,000	CSL Finance PLC(b) 4.63%, 04/27/2042	903,020
	CVS Health Corp
750,000	1.30%, 08/21/2027	717,446
1,000,000	5.13%, 02/21/2030	1,027,364
1,175,000	2.13%, 09/15/2031	1,032,197
1,000,000	5.00%, 09/15/2032	1,020,671
2,200,000	4.78%, 03/25/2038	2,076,606
1,600,000	5.13%, 07/20/2045	1,444,490
1,000,000	6.05%, 06/01/2054	994,235
754,643	CVS Pass Through Trust 6.04%, 12/10/2028	762,243
1,000,000	Danaher Corp 2.80%, 12/10/2051	630,015
1,000,000	Diageo Capital PLC 5.50%, 01/24/2033	1,053,019
	Elevance Health Inc
1,000,000	2.88%, 09/15/2029	953,213
1,000,000	2.25%, 05/15/2030	918,118
800,000	5.20%, 02/15/2035	817,153
500,000	4.63%, 05/15/2042	449,885
532,000	3.70%, 09/15/2049	391,345
978,000	3.13%, 05/15/2050	639,637
500,000	6.10%, 10/15/2052	515,414
	Eli Lilly & Co
1,190,000	4.75%, 02/12/2030	1,223,653
1,000,000	4.70%, 02/27/2033	1,020,917

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,000,000	5.10%, 02/12/2035	$ 1,033,625
1,000,000	2.25%, 05/15/2050	575,277
600,000	4.88%, 02/27/2053	548,182
1,000,000	5.55%, 10/15/2055	1,006,607
800,000	5.60%, 02/12/2065	802,193
245,000	5.65%, 10/15/2065	246,865
	Equifax Inc
500,000	5.10%, 06/01/2028	510,855
175,000	2.35%, 09/15/2031	155,659
1,000,000	Estee Lauder Cos Inc 2.38%, 12/01/2029	936,009
	GE HealthCare Technologies Inc
1,000,000	5.65%, 11/15/2027	1,029,433
1,000,000	5.91%, 11/22/2032	1,077,192
	General Mills Inc
1,000,000	4.20%, 04/17/2028	1,003,253
1,000,000	5.25%, 01/30/2035	1,020,633
	Gilead Sciences Inc
1,000,000	1.20%, 10/01/2027	957,878
2,175,000	2.60%, 10/01/2040	1,609,001
500,000	5.55%, 10/15/2053	497,482
1,200,000	GlaxoSmithKline Capital Inc 4.88%, 04/15/2035	1,212,174
	Global Payments Inc
1,100,000	5.40%, 08/15/2032	1,118,737
500,000	4.15%, 08/15/2049	371,698
1,000,000	Haleon US Capital LLC 3.63%, 03/24/2032	951,292
	HCA Inc
2,000,000	4.13%, 06/15/2029	1,993,218
1,000,000	2.38%, 07/15/2031	896,591
1,000,000	5.50%, 06/01/2033	1,040,380
1,000,000	4.90%, 11/15/2035	986,326
675,000	3.50%, 07/15/2051	457,517
500,000	5.95%, 09/15/2054	493,949
500,000	5.70%, 11/15/2055	476,466
1,200,000	Hormel Foods Corp 4.80%, 03/30/2027	1,212,895
	Humana Inc
800,000	3.95%, 03/15/2027	797,680
352,000	3.95%, 08/15/2049	260,034
800,000	5.75%, 04/15/2054	752,576
1,000,000	IQVIA Inc 6.25%, 02/01/2029	1,054,118
303,000	J M Smucker Co 2.13%, 03/15/2032	262,314
1,500,000	JBS USA Holding Lux SARL / JBS USA Foods Group Holdings Inc / JBS USA Food Co(b) 5.50%, 01/15/2036	1,524,237
	JBS USA Holding Lux SARL/ JBS USA Food Co/ JBS Lux Co SARL
1,000,000	5.75%, 04/01/2033	1,044,713
527,000	4.38%, 02/02/2052	409,651
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 770,000	JBS USA Lux SARL / JBS USA Food Co / JBS USA Foods Group(b) 5.95%, 04/20/2035	$ 809,646
	Johnson & Johnson
1,000,000	4.55%, 03/01/2028	1,018,891
800,000	4.90%, 06/01/2031	835,288
3,000,000	3.40%, 01/15/2038	2,636,357
551,000	Kaiser Foundation Hospitals 3.27%, 11/01/2049	384,192
1,000,000	Kellanova 5.25%, 03/01/2033	1,036,846
	Kenvue Inc
930,000	4.85%, 05/22/2032	950,996
1,000,000	5.10%, 03/22/2043	960,156
	Keurig Dr Pepper Inc
500,000	4.60%, 05/25/2028	504,031
900,000	5.30%, 03/15/2034	917,716
413,000	3.35%, 03/15/2051	277,066
1,000,000	Kimberly-Clark Corp 1.05%, 09/15/2027	956,166
	Kraft Heinz Foods Co
2,000,000	3.75%, 04/01/2030	1,957,585
1,200,000	4.88%, 10/01/2049	1,032,419
	Kroger Co
1,000,000	5.00%, 09/15/2034	1,005,524
587,000	3.88%, 10/15/2046	456,063
306,000	3.95%, 01/15/2050	233,583
400,000	5.50%, 09/15/2054	380,920
1,000,000	Laboratory Corp of America Holdings 3.60%, 09/01/2027	995,451
1,000,000	Massachusetts Institute of Technology 5.62%, 06/01/2055	1,026,271
	McCormick & Co Inc
1,000,000	4.95%, 04/15/2033	1,015,196
600,000	4.70%, 10/15/2034	591,206
800,000	McKesson Corp 4.95%, 05/30/2032	822,201
1,000,000	Medtronic Global Holdings SCA 4.50%, 03/30/2033	1,002,047
320,000	Medtronic Inc 4.63%, 03/15/2045	292,867
	Merck & Co Inc
500,000	1.45%, 06/24/2030	447,103
2,000,000	2.15%, 12/10/2031	1,780,568
1,000,000	4.90%, 05/17/2044	940,867
423,000	2.75%, 12/10/2051	261,762
800,000	5.00%, 05/17/2053	734,761
466,000	Molson Coors Beverage Co 4.20%, 07/15/2046	374,122
1,500,000	Mondelez International Inc 2.75%, 04/13/2030	1,412,222
600,000	Moody's Corp 5.00%, 08/05/2034	611,535
	Novartis Capital Corp
1,000,000	3.80%, 09/18/2029	995,082
500,000	4.20%, 09/18/2034	488,783

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 636,000	3.70%, 09/21/2042	$ 527,656
500,000	4.70%, 09/18/2054	445,719
1,500,000	PayPal Holdings Inc 2.85%, 10/01/2029	1,436,814
	PepsiCo Inc
1,000,000	4.45%, 02/07/2028	1,014,611
2,000,000	4.65%, 07/23/2032	2,038,417
2,500,000	3.45%, 10/06/2046	1,886,124
	Pfizer Inc
1,175,000	1.75%, 08/18/2031	1,038,178
1,500,000	4.00%, 12/15/2036	1,406,877
3,000,000	2.55%, 05/28/2040	2,202,312
	Pfizer Investment Enterprises Pte Ltd
1,000,000	4.45%, 05/19/2028	1,013,258
1,000,000	4.75%, 05/19/2033	1,010,604
460,000	5.11%, 05/19/2043	442,656
1,529,000	5.30%, 05/19/2053	1,447,774
	Philip Morris International Inc
770,000	4.38%, 11/01/2027	776,754
1,600,000	2.10%, 05/01/2030	1,465,625
1,600,000	4.75%, 11/01/2031	1,633,682
1,000,000	5.25%, 02/13/2034	1,033,612
800,000	4.63%, 10/29/2035	782,625
	Procter & Gamble Co
2,000,000	1.20%, 10/29/2030	1,760,631
800,000	4.55%, 10/24/2034	809,667
800,000	4.35%, 11/03/2035	789,557
1,000,000	Quest Diagnostics Inc 4.60%, 12/15/2027	1,011,942
1,000,000	Revvity Inc 2.25%, 09/15/2031	880,493
431,000	Reynolds American Inc 5.85%, 08/15/2045	424,034
	Royalty Pharma PLC
175,000	2.15%, 09/02/2031	153,956
1,250,000	5.20%, 09/25/2035	1,256,322
800,000	3.30%, 09/02/2040	619,179
1,000,000	S&P Global Inc 2.90%, 03/01/2032	921,667
1,000,000	Sanofi SA 3.80%, 11/03/2028	1,000,786
	Stryker Corp
500,000	4.85%, 12/08/2028	511,836
1,000,000	4.63%, 03/15/2046	892,909
	Sysco Corp
1,000,000	3.25%, 07/15/2027	990,160
1,000,000	5.10%, 09/23/2030	1,032,539
1,000,000	4.45%, 03/15/2048	846,557
	Takeda Pharmaceutical Co Ltd
1,000,000	2.05%, 03/31/2030	913,722
800,000	5.65%, 07/05/2054	784,531
1,000,000	Takeda US Financing Inc 5.20%, 07/07/2035	1,018,528
	Thermo Fisher Scientific Inc
175,000	1.75%, 10/15/2028	165,208
1,175,000	2.00%, 10/15/2031	1,048,645
2,409,000	2.80%, 10/15/2041	1,782,899
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,000,000	Tyson Foods Inc 5.70%, 03/15/2034	$ 1,054,292
	Unilever Capital Corp
1,000,000	4.88%, 09/08/2028	1,026,670
185,000	1.75%, 08/12/2031	163,114
1,175,000	2.63%, 08/12/2051	724,811
	UnitedHealth Group Inc
1,000,000	5.25%, 02/15/2028	1,027,324
2,000,000	4.00%, 05/15/2029	1,998,010
1,000,000	5.15%, 07/15/2034	1,024,249
835,000	5.30%, 06/15/2035	864,536
1,500,000	3.50%, 08/15/2039	1,248,996
600,000	5.50%, 07/15/2044	595,544
1,000,000	4.20%, 01/15/2047	820,165
2,500,000	2.90%, 05/15/2050	1,596,267
1,000,000	5.63%, 07/15/2054	980,818
240,000	5.95%, 06/15/2055	246,430
385,000	5.75%, 07/15/2064	375,878
302,000	Utah Acquisition Sub Inc 3.95%, 06/15/2026	301,317
304,000	Verisk Analytics Inc 4.50%, 08/15/2030	306,300
	Viatris Inc
175,000	2.70%, 06/22/2030	159,963
1,000,000	3.85%, 06/22/2040	767,644
	Zoetis Inc
1,000,000	2.00%, 05/15/2030	914,873
500,000	5.60%, 11/16/2032	530,940
		201,878,842
Energy — 1.69%
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc
1,000,000	2.06%, 12/15/2026	982,583
467,000	4.08%, 12/15/2047	371,593
	BP Capital Markets America Inc
1,000,000	5.02%, 11/17/2027	1,019,770
842,000	3.63%, 04/06/2030	825,479
800,000	5.23%, 11/17/2034	825,299
1,500,000	2.77%, 11/10/2050	923,501
1,000,000	3.00%, 03/17/2052	639,650
	Canadian Natural Resources Ltd
1,000,000	3.85%, 06/01/2027	997,274
520,000	5.00%, 12/15/2029	533,295
1,000,000	Cenovus Energy Inc 2.65%, 01/15/2032	888,428
	Cheniere Corpus Christi Holdings LLC
500,000	5.13%, 06/30/2027	504,835
175,000	2.74%, 12/31/2039	149,215
1,000,000	Cheniere Energy Partners LP 5.75%, 08/15/2034	1,044,118
2,000,000	Chevron Corp 3.08%, 05/11/2050	1,356,103

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
Energy — (continued)
$ 43,000	Cimarex Energy Co 4.38%, 03/15/2029	$ 41,628
	ConocoPhillips Co
438,000	5.90%, 10/15/2032	475,384
1,000,000	5.00%, 01/15/2035	1,013,850
1,175,000	3.76%, 03/15/2042	956,974
500,000	5.50%, 01/15/2055	478,276
	Coterra Energy Inc
509,000	4.38%, 03/15/2029	510,348
800,000	5.40%, 02/15/2035	811,995
1,000,000	Devon Energy Corp 5.60%, 07/15/2041	967,363
	Diamondback Energy Inc
1,000,000	3.50%, 12/01/2029	970,079
800,000	5.75%, 04/18/2054	756,030
1,200,000	Eastern Energy Gas Holdings LLC 5.80%, 01/15/2035	1,267,056
	Enbridge Inc
410,000	4.90%, 06/20/2030	419,145
1,000,000	5.63%, 04/05/2034	1,043,924
311,000	4.00%, 11/15/2049	237,966
600,000	6.70%, 11/15/2053	658,715
	Energy Transfer LP
1,000,000	4.95%, 06/15/2028	1,016,530
345,000	5.20%, 04/01/2030	355,358
2,000,000	5.75%, 02/15/2033	2,098,869
1,000,000	5.70%, 04/01/2035(a)	1,035,127
1,000,000	5.15%, 03/15/2045	883,971
800,000	5.35%, 05/15/2045	723,500
1,000,000	5.95%, 05/15/2054	947,651
	Enterprise Products Operating LLC
1,500,000	2.80%, 01/31/2030	1,424,976
1,000,000	4.60%, 01/15/2031	1,012,286
1,000,000	4.95%, 02/15/2035	1,011,635
664,000	4.85%, 08/15/2042	614,703
175,000	4.20%, 01/31/2050	140,351
1,000,000	5.55%, 02/16/2055	969,107
	EOG Resources Inc
800,000	5.35%, 01/15/2036	822,050
351,000	4.95%, 04/15/2050	313,775
500,000	EQT Corp 5.70%, 04/01/2028	515,972
	Equinor ASA
700,000	3.13%, 04/06/2030	674,392
1,000,000	4.25%, 11/23/2041	886,184
	Exxon Mobil Corp
175,000	2.61%, 10/15/2030	164,069
1,175,000	3.00%, 08/16/2039	940,286
2,421,000	3.45%, 04/15/2051	1,736,130
500,000	Halliburton Co 5.00%, 11/15/2045	447,037
500,000	Helmerich & Payne Inc 4.65%, 12/01/2027	503,875
1,000,000	Hess Corp 5.60%, 02/15/2041	1,033,223
Principal Amount		Fair Value
Energy — (continued)
	Kinder Morgan Energy Partners LP
$ 175,000	6.95%, 01/15/2038	$ 196,569
571,000	4.70%, 11/01/2042	504,049
	Kinder Morgan Inc
1,000,000	5.10%, 08/01/2029	1,028,293
500,000	2.00%, 02/15/2031	446,241
1,000,000	4.80%, 02/01/2033	1,002,290
1,200,000	5.95%, 08/01/2054	1,192,179
500,000	Marathon Petroleum Corp 4.75%, 09/15/2044	427,374
	MPLX LP
1,000,000	4.25%, 12/01/2027	1,002,641
1,000,000	4.80%, 02/15/2031	1,010,501
1,000,000	5.00%, 03/01/2033	1,004,699
900,000	5.50%, 02/15/2049	826,473
1,000,000	6.20%, 09/15/2055	991,497
175,000	NOV Inc 3.60%, 12/01/2029	170,622
	Occidental Petroleum Corp
1,200,000	6.13%, 01/01/2031	1,268,312
1,000,000	5.55%, 10/01/2034(a)	1,020,013
	ONEOK Inc
1,000,000	5.65%, 11/01/2028	1,038,583
1,000,000	6.10%, 11/15/2032	1,070,088
650,000	5.05%, 11/01/2034	644,196
600,000	5.40%, 10/15/2035	606,231
355,000	4.25%, 09/15/2046	278,104
500,000	4.85%, 02/01/2049	421,277
573,000	3.95%, 03/01/2050	415,509
675,000	ONEOK Partners LP 6.20%, 09/15/2043	684,521
	Phillips 66 Co
800,000	5.25%, 06/15/2031	831,431
1,200,000	4.95%, 03/15/2035	1,192,470
679,000	4.88%, 11/15/2044	596,413
330,000	Plains All American Pipeline LP / PAA Finance Corp 4.70%, 06/15/2044	280,797
1,000,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	1,000,983
500,000	Schlumberger Holdings Corp(a)(b) 4.85%, 05/15/2033	501,557
	Shell Finance US Inc
2,000	2.38%, 11/07/2029	1,886
1,000,000	2.75%, 04/06/2030	948,232
500,000	4.13%, 05/11/2035	479,960
175,000	6.38%, 12/15/2038(b)	194,928
140,000	4.38%, 05/11/2045	120,574
175,000	4.00%, 05/10/2046	141,479
175,000	3.25%, 04/06/2050	120,655
500,000	Shell International Finance BV 3.63%, 08/21/2042	402,072
1,000,000	Spectra Energy Partners LP 3.38%, 10/15/2026	995,483

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
Energy — (continued)
	Suncor Energy Inc
$ 500,000	6.80%, 05/15/2038	$ 552,098
175,000	3.75%, 03/04/2051	124,539
	Targa Resources Corp
1,000,000	4.20%, 02/01/2033	957,360
600,000	5.50%, 02/15/2035	614,611
800,000	6.13%, 05/15/2055	794,975
505,000	TotalEnergies Capital International S.A. 3.13%, 05/29/2050	336,606
	TotalEnergies Capital SA
1,000,000	5.15%, 04/05/2034	1,038,159
1,200,000	5.49%, 04/05/2054	1,160,302
	TransCanada PipeLines Ltd
1,000,000	4.10%, 04/15/2030	988,550
475,000	4.88%, 05/15/2048	429,283
1,000,000	Valero Energy Corp 5.15%, 02/15/2030	1,029,129
	Viper Energy Partners LLC
256,000	4.90%, 08/01/2030	258,936
228,000	5.70%, 08/01/2035	232,681
1,000,000	Western Midstream Operating LP 5.45%, 11/15/2034	1,007,168
	Williams Cos Inc
1,000,000	3.75%, 06/15/2027	995,990
675,000	2.60%, 03/15/2031	616,222
1,000,000	4.65%, 08/15/2032	1,001,474
1,000,000	5.30%, 09/30/2035	1,017,187
1,000,000	5.30%, 08/15/2052	922,376
		81,077,761
Financial — 8.05%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,000,000	6.10%, 01/15/2027	1,018,906
1,500,000	3.88%, 01/23/2028	1,492,771
1,000,000	3.00%, 10/29/2028	969,489
1,000,000	4.38%, 11/15/2030	996,938
800,000	3.85%, 10/29/2041	653,748
2,528,000	Air Lease Corp 1.88%, 08/15/2026	2,490,535
	Alexandria Real Estate Equities Inc REIT
500,000	1.88%, 02/01/2033	409,467
1,000,000	4.75%, 04/15/2035	962,458
1,000,000	3.55%, 03/15/2052	679,394
800,000	Allstate Corp 5.05%, 06/24/2029	826,329
2,000,000	Ally Financial Inc 2.20%, 11/02/2028	1,891,702
	American Express Co
600,000	5.65%, 04/23/2027	602,871
1,000,000	5.04%, 07/26/2028	1,016,879
400,000	5.53%, 04/25/2030	417,281
515,000	5.09%, 01/30/2031	530,838
665,000	5.02%, 04/25/2031	685,313
Principal Amount		Fair Value
Financial — (continued)
$ 800,000	5.28%, 07/26/2035	$ 824,382
630,000	5.67%, 04/25/2036	665,195
1,000,000	4.80%, 10/24/2036	987,438
600,000	American International Group Inc 3.40%, 06/30/2030	578,424
	American Tower Corp REIT
1,000,000	5.80%, 11/15/2028	1,043,929
1,500,000	3.80%, 08/15/2029	1,476,898
820,000	5.00%, 01/31/2030	839,641
1,000,000	5.55%, 07/15/2033	1,047,132
1,000,000	Ameriprise Financial Inc 5.15%, 05/15/2033	1,038,563
	Aon Corp / Aon Global Holdings PLC
175,000	2.05%, 08/23/2031	154,579
1,000,000	5.35%, 02/28/2033	1,041,369
675,000	2.90%, 08/23/2051	419,838
800,000	Aon North America Inc 5.75%, 03/01/2054	795,940
800,000	Apollo Global Management Inc 5.15%, 08/12/2035	801,444
1,500,000	Ares Capital Corp 5.95%, 07/15/2029	1,539,697
1,500,000	Arthur J Gallagher & Co 5.15%, 02/15/2035	1,515,698
	Athene Global Funding(b)
1,000,000	1.73%, 10/02/2026	982,213
825,000	2.45%, 08/20/2027	802,212
	Athene Holding Ltd
1,000,000	5.88%, 01/15/2034	1,036,724
580,000	6.63%, 05/19/2055	590,718
1,200,000	Australia & New Zealand Banking Group Ltd 3.92%, 09/30/2027	1,204,083
	AvalonBay Communities Inc REIT
726,000	2.95%, 05/11/2026	723,360
250,000	5.30%, 12/07/2033	260,390
	Banco Santander SA
2,000,000	4.18%, 03/24/2028	2,000,700
800,000	5.54%, 03/14/2030	827,815
800,000	5.44%, 07/15/2031	839,878
600,000	6.35%, 03/14/2034	646,450
	Bank of America Corp
3,175,000	1.73%, 07/22/2027	3,134,497
1,500,000	2.55%, 02/04/2028	1,475,464
5,500,000	2.50%, 02/13/2031	5,122,893
2,175,000	2.30%, 07/21/2032	1,944,794
1,500,000	2.57%, 10/20/2032	1,352,855
1,000,000	5.87%, 09/15/2034	1,067,154
1,000,000	5.47%, 01/23/2035	1,041,719
1,600,000	5.74%, 02/12/2036	1,667,196
1,000,000	2.48%, 09/21/2036	877,565
500,000	6.11%, 01/29/2037	538,941
2,000,000	4.08%, 04/23/2040	1,785,735
4,000,000	2.68%, 06/19/2041	2,949,315
2,175,000	2.97%, 07/21/2052(a)	1,425,136

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
Financial — (continued)
	Bank of Montreal
$ 1,500,000	5.00%, 01/27/2029	$ 1,528,420
800,000	4.64%, 09/10/2030	810,127
	Bank of New York Mellon Corp
2,000,000	4.54%, 02/01/2029	2,024,285
1,000,000	5.06%, 07/22/2032	1,036,440
1,000,000	5.19%, 03/14/2035	1,033,255
500,000	5.32%, 06/06/2036	517,995
	Bank of Nova Scotia
2,000,000	4.93%, 02/14/2029	2,038,417
1,000,000	5.13%, 02/14/2031	1,030,275
	Barclays PLC
800,000	4.84%, 09/10/2028	809,385
2,000,000	4.48%, 11/11/2029	2,011,036
1,500,000	5.69%, 03/12/2030	1,560,920
725,000	5.37%, 02/25/2031	749,337
1,000,000	2.89%, 11/24/2032	911,197
1,000,000	5.79%, 02/25/2036	1,046,787
600,000	6.04%, 03/12/2055	630,479
	Berkshire Hathaway Finance Corp
175,000	1.45%, 10/15/2030	155,983
800,000	4.20%, 08/15/2048	667,631
975,000	4.25%, 01/15/2049	817,497
1,000,000	2.85%, 10/15/2050	643,232
	BlackRock Funding Inc
1,000,000	5.00%, 03/14/2034	1,031,921
475,000	5.25%, 03/14/2054	455,243
1,000,000	Blackrock Inc 3.25%, 04/30/2029	980,002
800,000	Blackstone Private Credit Fund 5.60%, 11/22/2029	807,541
1,000,000	Blackstone Reg Finance Co LLC 5.00%, 12/06/2034	1,008,716
1,000,000	Boston Properties LP REIT 6.75%, 12/01/2027	1,045,970
1,000,000	BPCE SA(b) 4.75%, 07/19/2027	1,011,553
1,200,000	Brookfield Finance Inc 5.33%, 01/15/2036	1,201,710
	Brown & Brown Inc
325,000	4.90%, 06/23/2030	329,495
445,000	5.55%, 06/23/2035	456,283
160,000	6.25%, 06/23/2055	166,371
1,000,000	Camden Property Trust REIT 2.80%, 05/15/2030	943,693
	Canadian Imperial Bank of Commerce
1,000,000	4.86%, 03/30/2029	1,016,531
800,000	4.63%, 09/11/2030	810,950
	Capital One Financial Corp
1,000,000	1.88%, 11/02/2027	981,168
1,000,000	6.31%, 06/08/2029	1,049,451
1,000,000	5.70%, 02/01/2030	1,039,701
800,000	5.88%, 07/26/2035	842,005
1,000,000	5.20%, 09/11/2036	994,956
Principal Amount		Fair Value
Financial — (continued)
	Charles Schwab Corp
$ 1,500,000	2.90%, 03/03/2032	$ 1,373,661
1,000,000	6.14%, 08/24/2034	1,089,972
1,000,000	Chubb INA Holdings Inc 2.85%, 12/15/2051	636,786
1,000,000	Chubb INA Holdings LLC 5.00%, 03/15/2034	1,022,853
	Citigroup Inc
1,000,000	4.45%, 09/29/2027	1,006,433
2,000,000	3.07%, 02/24/2028	1,977,101
1,000,000	4.64%, 05/07/2028	1,008,118
3,000,000	3.52%, 10/27/2028	2,973,123
1,000,000	4.79%, 03/04/2029	1,014,328
1,400,000	4.54%, 09/19/2030	1,411,133
1,780,000	4.50%, 09/11/2031	1,785,509
1,840,000	3.06%, 01/25/2033	1,685,558
1,000,000	6.02%, 01/24/2036	1,047,391
1,000,000	5.17%, 09/11/2036	1,009,347
1,400,000	5.41%, 09/19/2039	1,408,837
3,825,000	2.90%, 11/03/2042	2,827,383
2,000,000	Citizens Bank NA 4.58%, 08/09/2028	2,014,925
1,000,000	CME Group Inc 4.40%, 03/15/2030	1,014,384
	Cooperatieve Rabobank UA
1,000,000	1.11%, 02/24/2027(b)	995,604
390,000	5.25%, 08/04/2045	367,334
1,500,000	Corebridge Financial Inc 3.90%, 04/05/2032	1,423,723
	Crown Castle Inc REIT
1,000,000	4.80%, 09/01/2028	1,014,547
1,000,000	4.90%, 09/01/2029	1,015,513
1,000,000	5.20%, 09/01/2034	1,010,183
1,000,000	CubeSmart LP REIT 2.25%, 12/15/2028	948,740
	Deutsche Bank AG
1,500,000	5.00%, 09/11/2030	1,523,031
1,500,000	5.30%, 05/09/2031	1,536,849
1,000,000	EPR Properties REIT 3.60%, 11/15/2031	926,748
1,000,000	Equinix Inc REIT 3.20%, 11/18/2029	959,948
1,000,000	Equitable Holdings Inc 5.59%, 01/11/2033	1,043,851
500,000	ERP Operating LP REIT 4.65%, 09/15/2034	494,737
1,000,000	Essex Portfolio LP REIT 1.65%, 01/15/2031	872,701
1,000,000	Everest Reinsurance Holdings Inc 3.13%, 10/15/2052	633,717
	Extra Space Storage LP REIT
1,000,000	2.40%, 10/15/2031	888,613
1,000,000	2.35%, 03/15/2032	875,358
	Fairfax Financial Holdings Ltd
600,000	5.75%, 05/20/2035	622,478
296,000	6.10%, 03/15/2055	296,737

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	Fidelity National Financial Inc 2.45%, 03/15/2031	$ 893,008
	Fifth Third Bancorp
500,000	1.71%, 11/01/2027	490,455
1,000,000	4.06%, 04/25/2028	999,060
1,000,000	4.90%, 09/06/2030	1,016,128
	Goldman Sachs Group Inc
1,000,000	1.43%, 03/09/2027	994,890
175,000	1.54%, 09/10/2027	171,934
2,000,000	4.94%, 04/23/2028	2,022,844
2,500,000	4.48%, 08/23/2028	2,517,541
3,000,000	5.73%, 04/25/2030	3,134,166
600,000	4.69%, 10/23/2030	608,186
500,000	4.37%, 10/21/2031	498,808
2,000,000	2.38%, 07/21/2032	1,791,223
2,700,000	5.33%, 07/23/2035	2,774,136
2,000,000	4.94%, 10/21/2036	1,985,443
1,000,000	6.75%, 10/01/2037	1,116,377
2,000,000	3.21%, 04/22/2042	1,545,373
386,000	2.91%, 07/21/2042	283,078
175,000	Golub Capital BDC Inc 2.50%, 08/24/2026	172,337
353,000	Hartford Insurance Group Inc 3.60%, 08/19/2049	261,249
1,000,000	Healthcare Realty Holdings LP REIT 3.75%, 07/01/2027	993,177
	HSBC Holdings PLC
175,000	1.59%, 05/24/2027	173,274
2,400,000	2.25%, 11/22/2027(a)	2,361,787
1,200,000	5.29%, 11/19/2030	1,238,135
3,000,000	5.24%, 05/13/2031	3,090,830
1,400,000	2.87%, 11/22/2032	1,271,688
1,200,000	4.76%, 03/29/2033	1,193,037
2,500,000	5.79%, 05/13/2036	2,640,680
1,000,000	Huntington Bancshares Inc 2.49%, 08/15/2036	866,997
1,500,000	Huntington National Bank 4.87%, 04/12/2028	1,512,378
	ING Groep NV
1,000,000	6.08%, 09/11/2027	1,013,317
800,000	5.34%, 03/19/2030	825,213
800,000	5.55%, 03/19/2035	832,092
	Intercontinental Exchange Inc
1,000,000	3.10%, 09/15/2027	987,474
1,200,000	5.25%, 06/15/2031	1,256,427
1,000,000	3.00%, 06/15/2050	656,192
	JPMorgan Chase & Co
1,175,000	1.58%, 04/22/2027	1,166,187
2,000,000	3.63%, 12/01/2027	1,989,797
2,000,000	4.98%, 07/22/2028	2,029,793
1,000,000	5.30%, 07/24/2029	1,030,550
4,000,000	4.57%, 06/14/2030	4,046,539
1,175,000	2.74%, 10/15/2030	1,114,659
1,000,000	2.96%, 05/13/2031	943,364
1,715,000	4.26%, 10/22/2031	1,709,797
1,425,000	1.95%, 02/04/2032	1,270,670
800,000	5.72%, 09/14/2033	845,755
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	5.34%, 01/23/2035	$ 1,036,419
1,770,000	4.95%, 10/22/2035	1,787,449
1,540,000	5.50%, 01/24/2036	1,609,483
725,000	5.57%, 04/22/2036	760,640
410,000	5.58%, 07/23/2036	424,124
600,000	4.81%, 10/22/2036	595,778
3,000,000	3.88%, 07/24/2038	2,693,282
500,000	5.50%, 10/15/2040	521,078
1,000,000	3.96%, 11/15/2048	804,487
1,364,000	3.90%, 01/23/2049	1,086,050
902,000	3.11%, 04/22/2051	612,535
1,000,000	KeyBank NA 4.39%, 12/14/2027	1,004,711
1,000,000	KeyCorp 4.79%, 06/01/2033	999,478
1,000,000	Kilroy Realty LP REIT 2.65%, 11/15/2033	820,441
	Kimco Realty OP LLC REIT
1,000,000	2.25%, 12/01/2031	886,996
250,000	4.60%, 02/01/2033	249,831
	Kreditanstalt fuer Wiederaufbau
2,000,000	0.63%, 01/22/2026	1,996,479
1,000,000	5.00%, 03/16/2026	1,002,504
1,000,000	3.75%, 02/15/2028	1,003,946
800,000	3.88%, 06/15/2028	806,110
1,500,000	3.50%, 08/09/2028	1,498,292
2,000,000	0.75%, 09/30/2030	1,744,490
1,000,000	4.13%, 07/15/2033	1,005,464
1,000,000	Landwirtschaftliche Rentenbank 3.88%, 09/28/2027	1,005,057
1,000,000	Lincoln National Corp 3.40%, 03/01/2032	926,304
	Lloyds Banking Group PLC
1,500,000	3.75%, 01/11/2027	1,497,620
555,000	5.09%, 11/26/2028	565,553
730,000	4.82%, 06/13/2029	741,890
1,000,000	5.72%, 06/05/2030	1,048,047
1,000,000	4.94%, 11/04/2036	989,370
593,000	3.37%, 12/14/2046	436,825
	LPL Holdings Inc
805,000	5.20%, 03/15/2030	823,782
600,000	5.15%, 06/15/2030	611,888
175,000	LXP Industrial Trust REIT 2.38%, 10/01/2031	152,978
1,200,000	M&T Bank Corp 5.18%, 07/08/2031	1,231,949
	Marsh & McLennan Cos Inc
500,000	4.38%, 03/15/2029	504,987
1,000,000	2.38%, 12/15/2031	896,843
1,600,000	5.00%, 03/15/2035	1,620,750
	Mastercard Inc
1,000,000	4.95%, 03/15/2032	1,035,652
500,000	4.88%, 05/09/2034	512,486
332,000	3.65%, 06/01/2049	252,817
600,000	3.85%, 03/26/2050	469,701
	MetLife Inc
600,000	5.30%, 12/15/2034	623,970

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	5.25%, 01/15/2054	$ 951,146
750,000	Mid-America Apartments LP REIT 2.88%, 09/15/2051	476,573
	Mitsubishi UFJ Financial Group Inc
2,000,000	1.54%, 07/20/2027	1,972,009
1,000,000	5.42%, 02/22/2029	1,028,590
740,000	5.16%, 04/24/2031	762,649
1,000,000	2.85%, 01/19/2033	906,956
1,000,000	5.19%, 09/12/2036	1,016,009
	Mizuho Financial Group Inc
1,000,000	5.78%, 07/06/2029	1,039,930
840,000	5.10%, 05/13/2031	863,902
1,000,000	1.98%, 09/08/2031	897,710
1,000,000	2.56%, 09/13/2031	895,665
1,500,000	5.32%, 07/08/2036	1,540,893
	Morgan Stanley
1,574,000	3.13%, 07/27/2026	1,566,940
500,000	4.35%, 09/08/2026	500,854
900,000	1.51%, 07/20/2027	887,198
1,400,000	5.65%, 04/13/2028	1,427,566
2,000,000	5.12%, 02/01/2029	2,041,666
1,000,000	5.45%, 07/20/2029	1,031,949
1,175,000	2.24%, 07/21/2032	1,044,091
1,000,000	2.51%, 10/20/2032	896,859
1,000,000	2.94%, 01/21/2033	912,693
500,000	4.89%, 07/20/2033	507,199
585,000	5.83%, 04/19/2035	621,654
1,365,000	5.32%, 07/19/2035	1,405,133
1,500,000	5.66%, 04/17/2036	1,574,498
2,000,000	2.48%, 09/16/2036	1,758,627
1,000,000	5.95%, 01/19/2038	1,052,318
1,800,000	3.97%, 07/22/2038(c) 3-mo. SOFR + 1.13%	1,622,214
1,120,000	4.38%, 01/22/2047	967,033
1,502,000	2.80%, 01/25/2052	955,405
1,000,000	Morgan Stanley Bank NA 5.50%, 05/26/2028	1,019,951
	Morgan Stanley Private Bank NA
1,000,000	4.47%, 07/06/2028	1,006,736
1,000,000	4.73%, 07/18/2031	1,013,698
622,000	Nasdaq Inc 3.95%, 03/07/2052	475,505
	National Australia Bank Ltd
1,000,000	4.90%, 06/13/2028	1,024,406
1,000,000	4.53%, 06/13/2030	1,018,043
	NatWest Group PLC
1,000,000	5.52%, 09/30/2028	1,025,447
1,600,000	5.12%, 05/23/2031	1,642,405
	Nomura Holdings Inc
1,000,000	2.61%, 07/14/2031	903,511
1,000,000	5.78%, 07/03/2034	1,055,433
1,000,000	Northern Trust Corp 6.13%, 11/02/2032	1,090,465
	Oesterreichische Kontrollbank AG
1,000,000	3.63%, 09/09/2027	1,000,678
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	4.13%, 01/18/2029	$ 1,013,440
	PNC Financial Services Group Inc
1,000,000	5.35%, 12/02/2028	1,025,271
1,000,000	5.49%, 05/14/2030	1,041,218
1,000,000	4.81%, 10/21/2032	1,017,675
1,400,000	5.40%, 07/23/2035	1,448,094
1,000,000	5.58%, 01/29/2036	1,042,621
460,000	5.37%, 07/21/2036	473,103
500,000	Principal Financial Group Inc 5.38%, 03/15/2033	522,214
2,000,000	Principal Life Global Funding II(b) 1.50%, 11/17/2026	1,959,266
1,000,000	Private Export Funding Corp 3.90%, 10/15/2027	1,001,584
1,000,000	Progressive Corp 4.95%, 06/15/2033	1,025,242
	Prologis LP REIT
1,000,000	4.88%, 06/15/2028	1,023,622
500,000	4.63%, 01/15/2033	504,570
800,000	5.25%, 03/15/2054	760,150
	Prudential Financial Inc
2,000,000	3.00%, 03/10/2040	1,555,662
1,000,000	3.70%, 10/01/2050	930,138
1,000,000	6.50%, 03/15/2054	1,056,930
500,000	Public Storage Operating Co REIT(a) 5.13%, 01/15/2029	516,563
500,000	Raymond James Financial Inc 3.75%, 04/01/2051	366,881
	Realty Income Corp REIT
1,000,000	3.95%, 08/15/2027	1,000,052
500,000	3.65%, 01/15/2028	496,735
1,000,000	1.80%, 03/15/2033	830,111
	Royal Bank of Canada
2,000,000	4.72%, 03/27/2028	2,017,073
1,000,000	4.00%, 11/03/2028	1,000,655
1,000,000	4.97%, 05/02/2031(a)	1,022,448
1,200,000	4.70%, 08/06/2031	1,215,428
1,000,000	5.15%, 02/01/2034	1,042,341
	Santander UK Group Holdings PLC
500,000	1.67%, 06/14/2027	494,411
1,000,000	4.86%, 09/11/2030	1,011,945
	Simon Property Group LP REIT
500,000	1.75%, 02/01/2028	479,267
1,500,000	4.38%, 10/01/2030	1,510,762
600,000	4.75%, 09/26/2034	596,732
175,000	3.25%, 09/13/2049	120,544
	State Street Corp
1,000,000	4.83%, 04/24/2030	1,029,531
1,300,000	2.20%, 03/03/2031	1,169,758
1,000,000	4.68%, 10/22/2032	1,018,941
	Sumitomo Mitsui Financial Group Inc
2,000,000	5.52%, 01/13/2028	2,059,904
1,000,000	5.72%, 09/14/2028	1,041,528

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	5.77%, 01/13/2033	$ 1,064,951
800,000	4.95%, 07/08/2033	814,611
1,000,000	5.56%, 07/09/2034	1,051,195
791,000	2.93%, 09/17/2041	580,292
1,000,000	Sun Communities Operating LP REIT 2.30%, 11/01/2028	951,563
1,000,000	Synchrony Bank 5.63%, 08/23/2027	1,019,840
500,000	Synchrony Financial 2.88%, 10/28/2031	448,580
1,000,000	Tanger Properties LP REIT 2.75%, 09/01/2031	904,907
	Toronto-Dominion Bank
1,000,000	4.57%, 12/17/2026	1,006,177
1,300,000	2.80%, 03/10/2027	1,283,314
2,000,000	4.69%, 09/15/2027	2,026,035
600,000	4.99%, 04/05/2029	615,099
2,000,000	4.81%, 06/03/2030	2,041,015
	Travelers Cos Inc
600,000	5.05%, 07/24/2035	609,378
500,000	5.45%, 05/25/2053	492,708
1,362,000	Truist Bank 4.42%, 07/24/2028	1,369,801
	Truist Financial Corp
1,200,000	5.07%, 05/20/2031	1,232,771
500,000	4.92%, 07/28/2033	502,861
1,000,000	5.71%, 01/24/2035	1,051,920
1,250,000	UBS AG 4.86%, 01/10/2028	1,260,478
1,000,000	UBS Group AG(b) 5.62%, 09/13/2030	1,044,033
1,000,000	Unum Group 4.13%, 06/15/2051	758,900
	US Bancorp
1,000,000	3.10%, 04/27/2026	997,449
2,000,000	2.22%, 01/27/2028	1,964,296
1,200,000	5.10%, 07/23/2030	1,235,671
1,000,000	5.68%, 01/23/2035	1,055,903
1,000,000	5.42%, 02/12/2036(a)	1,039,330
	Ventas Realty LP REIT
500,000	3.25%, 10/15/2026	497,225
800,000	5.00%, 01/15/2035	800,980
	VICI Properties LP REIT
1,025,000	5.13%, 11/15/2031	1,038,356
800,000	5.75%, 04/01/2034	825,598
	Visa Inc
1,500,000	4.15%, 12/14/2035	1,459,392
431,000	3.65%, 09/15/2047	336,194
	Wells Fargo & Co
750,000	4.30%, 07/22/2027	752,923
4,000,000	3.53%, 03/24/2028	3,973,996
1,500,000	4.97%, 04/23/2029	1,527,921
713,000	3.35%, 03/02/2033	665,469
3,000,000	4.90%, 07/25/2033	3,046,664
2,000,000	5.39%, 04/24/2034	2,080,864
1,000,000	5.50%, 01/23/2035	1,043,370
1,000,000	4.89%, 09/15/2036	996,877
2,000,000	4.40%, 06/14/2046	1,671,044
Principal Amount		Fair Value
Financial — (continued)
$ 1,200,000	5.01%, 04/04/2051	$ 1,096,634
1,000,000	Welltower OP LLC REIT 5.13%, 07/01/2035	1,020,583
	Westpac Banking Corp
1,000,000	4.60%, 10/20/2026	1,006,202
1,000,000	5.05%, 04/16/2029	1,034,232
1,000,000	5.41%, 08/10/2033	1,032,684
1,000,000	Weyerhaeuser Co REIT 3.38%, 03/09/2033	915,427
500,000	Willis North America Inc 5.90%, 03/05/2054	499,107
1,000,000	WP Carey Inc REIT 2.45%, 02/01/2032	881,765
		385,371,888
Industrial — 1.81%
	3M Co
600,000	2.38%, 08/26/2029	565,627
1,000,000	3.63%, 10/15/2047	744,394
	Amphenol Corp
735,000	4.40%, 02/15/2033	727,277
800,000	5.00%, 01/15/2035	814,881
326,000	5.38%, 11/15/2054	316,861
500,000	Berry Global Inc 5.65%, 01/15/2034	520,924
	Boeing Co
600,000	6.26%, 05/01/2027	615,610
1,596,000	2.95%, 02/01/2030	1,512,082
1,000,000	5.71%, 05/01/2040	1,020,778
1,500,000	3.63%, 03/01/2048	1,071,003
1,500,000	3.75%, 02/01/2050	1,090,885
608,000	6.86%, 05/01/2054	682,868
175,000	5.93%, 05/01/2060	171,597
	Burlington Northern Santa Fe LLC
1,000,000	4.40%, 03/15/2042	892,801
500,000	5.15%, 09/01/2043	484,142
1,000,000	4.45%, 01/15/2053	843,210
500,000	5.80%, 03/15/2056	510,493
	Canadian Pacific Railway Co
2,000,000	3.00%, 12/02/2041	1,494,858
360,000	3.50%, 05/01/2050	259,151
	Carlisle Cos Inc
170,000	5.25%, 09/15/2035	173,511
290,000	5.55%, 09/15/2040	293,883
2,500,000	Carrier Global Corp 3.38%, 04/05/2040	2,019,962
	Caterpillar Financial Services Corp
2,000,000	5.00%, 05/14/2027	2,033,167
1,000,000	4.70%, 11/15/2029	1,025,977
	Caterpillar Inc
1,080,000	5.20%, 05/15/2035	1,119,438
419,000	3.25%, 09/19/2049	298,036
343,000	3.25%, 04/09/2050	244,503
1,500,000	CRH America Finance Inc 5.00%, 02/09/2036	1,505,179
	CSX Corp
1,000,000	5.20%, 11/15/2033	1,041,018

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
Industrial — (continued)
$ 250,000	4.75%, 05/30/2042	$ 230,808
453,000	3.35%, 09/15/2049	318,452
1,000,000	4.50%, 11/15/2052	848,490
	Eaton Corp
500,000	4.15%, 03/15/2033	492,005
500,000	4.70%, 08/23/2052	445,134
1,000,000	Emerson Electric Co 5.00%, 03/15/2035	1,025,183
	FedEx Corp
1,000,000	3.25%, 05/15/2041	750,917
1,000,000	4.10%, 02/01/2045	788,892
175,000	5.25%, 05/15/2050	161,236
600,000	Fortune Brands Innovations Inc(a) 5.88%, 06/01/2033	633,964
	GATX Corp
1,000,000	4.90%, 03/15/2033	1,001,138
1,000,000	5.50%, 06/15/2035	1,024,720
2,000,000	General Dynamics Corp 4.25%, 04/01/2040	1,832,890
360,000	General Electric Co 4.30%, 07/29/2030	363,059
	Honeywell International Inc
1,000,000	4.70%, 02/01/2030	1,021,976
1,000,000	5.00%, 03/01/2035	1,018,542
500,000	5.25%, 03/01/2054	472,548
150,000	Howmet Aerospace Inc 4.85%, 10/15/2031	153,909
282,000	Illinois Tool Works Inc 3.90%, 09/01/2042	238,251
600,000	Ingersoll Rand Inc 5.31%, 06/15/2031	627,098
1,000,000	Jabil Inc 4.25%, 05/15/2027	1,001,390
1,000,000	Jacobs Engineering Group Inc 6.35%, 08/18/2028	1,051,964
	John Deere Capital Corp
500,000	1.70%, 01/11/2027	489,519
1,500,000	4.55%, 06/05/2030	1,525,096
1,200,000	4.90%, 03/07/2031	1,238,845
681,000	3.90%, 06/07/2032	667,231
1,000,000	Johnson Controls International PLC / Tyco Fire & Security Finance SCA 5.50%, 04/19/2029	1,039,982
	L3Harris Technologies Inc
800,000	5.05%, 06/01/2029	821,662
600,000	5.40%, 07/31/2033	624,927
600,000	5.35%, 06/01/2034	621,101
1,000,000	Lennox International Inc 5.50%, 09/15/2028	1,031,930
	Lockheed Martin Corp
1,000,000	4.40%, 08/15/2030	1,009,608
1,000,000	4.70%, 12/15/2031	1,024,856
500,000	4.09%, 09/15/2052	396,268
1,000,000	5.70%, 11/15/2054	1,008,868
1,175,000	Martin Marietta Materials Inc 3.20%, 07/15/2051	791,250
Principal Amount		Fair Value
Industrial — (continued)
$ 1,000,000	Mohawk Industries Inc 5.85%, 09/18/2028	$ 1,040,068
	Norfolk Southern Corp
1,000,000	4.45%, 03/01/2033	997,294
600,000	5.10%, 05/01/2035	612,822
1,000,000	3.05%, 05/15/2050	656,859
500,000	5.35%, 08/01/2054	477,633
	Northrop Grumman Corp
1,000,000	3.25%, 01/15/2028	987,169
1,000,000	4.70%, 03/15/2033	1,009,734
800,000	5.25%, 05/01/2050	754,959
1,000,000	Otis Worldwide Corp 2.29%, 04/05/2027	979,584
1,200,000	Owens Corning 5.70%, 06/15/2034	1,261,401
1,000,000	Packaging Corp of America 3.05%, 10/01/2051	650,535
1,000,000	Parker-Hannifin Corp 4.20%, 11/21/2034	969,717
	Republic Services Inc
1,000,000	2.38%, 03/15/2033(a)	873,171
1,000,000	5.00%, 12/15/2033	1,033,927
1,175,000	Rockwell Automation Inc 1.75%, 08/15/2031	1,028,958
	RTX Corp
800,000	3.13%, 05/04/2027	791,456
175,000	1.90%, 09/01/2031	153,621
1,000,000	5.15%, 02/27/2033	1,032,801
900,000	4.35%, 04/15/2047	762,677
3,175,000	2.82%, 09/01/2051	1,980,112
1,000,000	Ryder System Inc 1.75%, 09/01/2026	984,980
600,000	Sonoco Products Co 4.60%, 09/01/2029	604,813
1,000,000	Trane Technologies Financing Ltd 5.25%, 03/03/2033	1,041,418
	Union Pacific Corp
1,750,000	2.15%, 02/05/2027	1,718,788
500,000	3.60%, 09/15/2037	444,670
500,000	3.38%, 02/14/2042	393,209
1,000,000	2.95%, 03/10/2052	637,705
500,000	4.95%, 09/09/2052	455,339
32,957	Union Pacific Railroad Co Pass Through Trust Series 2006-1 5.87%, 07/02/2030	34,285
	United Parcel Service Inc
500,000	2.40%, 11/15/2026	494,208
1,000,000	5.25%, 05/14/2035(a)	1,036,381
1,200,000	5.50%, 05/22/2054	1,166,280
	Vulcan Materials Co
500,000	3.90%, 04/01/2027	499,906
800,000	4.95%, 12/01/2029	820,849
	Waste Connections Inc
1,000,000	2.20%, 01/15/2032	882,839
800,000	5.25%, 09/01/2035	828,009
	Waste Management Inc
800,000	4.80%, 03/15/2032	817,944
1,600,000	4.95%, 03/15/2035	1,625,013

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
Industrial — (continued)
$ 1,000,000	Westinghouse Air Brake Technologies Corp 4.90%, 05/29/2030	$ 1,023,178
1,250,000	WRKCo Inc 3.90%, 06/01/2028	1,243,477
		86,695,614
Technology — 1.75%
1,000,000	Accenture Capital Inc 4.25%, 10/04/2031	1,000,784
1,500,000	Adobe Inc 2.30%, 02/01/2030	1,404,448
	Analog Devices Inc
1,000,000	4.50%, 06/15/2030	1,013,567
1,000,000	5.05%, 04/01/2034(a)	1,033,413
	Apple Inc
1,000,000	1.20%, 02/08/2028	951,117
952,000	1.40%, 08/05/2028	899,490
1,175,000	1.70%, 08/05/2031	1,040,765
600,000	4.75%, 05/12/2035	614,845
1,500,000	3.85%, 05/04/2043	1,267,001
1,723,000	2.95%, 09/11/2049	1,151,362
1,500,000	2.65%, 05/11/2050	937,706
1,000,000	2.40%, 08/20/2050	593,250
2,175,000	2.70%, 08/05/2051	1,353,741
600,000	3.95%, 08/08/2052	475,933
	Applied Materials Inc
1,000,000	4.80%, 06/15/2029	1,024,886
500,000	4.60%, 01/15/2036	492,365
1,000,000	Autodesk Inc 2.40%, 12/15/2031	888,959
	Broadcom Inc
600,000	5.05%, 07/12/2027	610,701
800,000	4.35%, 02/15/2030	805,223
1,425,000	4.15%, 11/15/2030	1,419,159
2,900,000	3.42%, 04/15/2033	2,684,428
573,000	4.93%, 05/15/2037(b)	565,556
175,000	3.50%, 02/15/2041	142,360
800,000	Cadence Design Systems Inc 4.30%, 09/10/2029	804,093
1,000,000	CDW LLC / CDW Finance Corp 2.67%, 12/01/2026	986,717
	Dell International LLC / EMC Corp
1,200,000	5.25%, 02/01/2028	1,227,037
800,000	5.00%, 04/01/2030	819,823
800,000	4.75%, 10/06/2032	798,949
76,000	8.10%, 07/15/2036	92,091
1,000,000	3.38%, 12/15/2041	760,440
15,000	8.35%, 07/15/2046	19,028
600,000	Fidelity National Information Services Inc 3.10%, 03/01/2041	444,951
	Fiserv Inc
175,000	2.25%, 06/01/2027	170,317
1,000,000	4.20%, 10/01/2028	997,475
500,000	5.15%, 08/12/2034	496,135
Principal Amount		Fair Value
Technology — (continued)
$ 1,000,000	5.25%, 08/11/2035	$ 997,761
	Hewlett Packard Enterprise Co
800,000	4.55%, 10/15/2029	804,596
370,000	5.00%, 10/15/2034	366,749
227,000	6.35%, 10/15/2045	232,718
500,000	5.60%, 10/15/2054	463,250
2,291,000	HP Inc 2.65%, 06/17/2031	2,065,751
	IBM International Capital Pte Ltd
1,000,000	4.90%, 02/05/2034	1,009,251
1,000,000	5.25%, 02/05/2044	965,506
	Intel Corp
1,175,000	1.60%, 08/12/2028	1,102,602
175,000	2.00%, 08/12/2031	153,467
1,000,000	5.20%, 02/10/2033	1,018,884
1,175,000	2.80%, 08/12/2041	820,686
1,000,000	5.63%, 02/10/2043	960,477
175,000	3.05%, 08/12/2051	107,613
1,000,000	5.70%, 02/10/2053	930,958
600,000	5.05%, 08/05/2062	487,296
	International Business Machines Corp
2,000,000	4.15%, 07/27/2027	2,010,537
1,000,000	5.00%, 02/10/2032	1,027,220
1,000,000	4.00%, 06/20/2042	837,831
1,000,000	Intuit Inc 5.13%, 09/15/2028	1,031,485
500,000	KLA Corp 4.95%, 07/15/2052	453,733
1,000,000	Leidos Inc 2.30%, 02/15/2031	899,742
255,000	Marvell Technology Inc 4.75%, 07/15/2030	258,332
	Micron Technology Inc
1,200,000	2.70%, 04/15/2032	1,076,241
1,000,000	6.05%, 11/01/2035	1,066,901
	Microsoft Corp
2,100,000	3.45%, 08/08/2036	1,917,751
323,000	3.50%, 11/15/2042	262,929
1,000,000	2.53%, 06/01/2050	610,549
2,547,000	2.92%, 03/17/2052	1,668,379
	NVIDIA Corp
1,675,000	1.55%, 06/15/2028	1,592,279
500,000	3.50%, 04/01/2050	370,024
1,000,000	NXP BV / NXP Funding LLC / NXP USA Inc 2.65%, 02/15/2032	898,238
	Oracle Corp
1,000,000	4.80%, 08/03/2028	1,004,979
1,600,000	2.95%, 04/01/2030	1,477,070
585,000	4.45%, 09/26/2030	572,327
500,000	6.25%, 11/09/2032	521,205
1,000,000	5.50%, 08/03/2035	979,883
350,000	5.20%, 09/26/2035	335,328
1,900,000	3.85%, 07/15/2036	1,586,858
3,000,000	3.65%, 03/25/2041	2,188,559
1,470,000	4.00%, 07/15/2046	1,018,990

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
Technology — (continued)
$ 1,385,000	3.60%, 04/01/2050	$ 862,731
1,175,000	3.95%, 03/25/2051	773,102
500,000	5.38%, 09/27/2054	404,387
1,000,000	5.95%, 09/26/2055	886,014
1,000,000	3.85%, 04/01/2060	611,048
	QUALCOMM Inc
1,000,000	1.30%, 05/20/2028	943,497
800,000	4.75%, 05/20/2032	817,150
500,000	3.25%, 05/20/2050	345,365
600,000	4.50%, 05/20/2052	508,264
	Roper Technologies Inc
800,000	4.50%, 10/15/2029	807,551
500,000	5.10%, 09/15/2035	503,802
1,175,000	Salesforce Inc 2.70%, 07/15/2041	852,306
	Synopsys Inc
880,000	4.85%, 04/01/2030	898,791
625,000	5.15%, 04/01/2035	635,216
1,000,000	Take-Two Interactive Software Inc 4.95%, 03/28/2028	1,019,370
	Texas Instruments Inc
1,000,000	1.75%, 05/04/2030	910,310
500,000	4.85%, 02/08/2034	512,683
1,000,000	5.15%, 02/08/2054	942,360
343,000	TSMC Arizona Corp 3.25%, 10/25/2051	259,106
	VMware LLC
175,000	1.40%, 08/15/2026	172,414
1,000,000	2.20%, 08/15/2031	888,555
1,000,000	Workday Inc 3.80%, 04/01/2032	956,868
		83,653,940
Utilities — 2.23%
1,000,000	AEP Texas Inc 2.10%, 07/01/2030	910,757
1,175,000	AEP Transmission Co LLC 2.75%, 08/15/2051	723,388
	Alabama Power Co
800,000	3.75%, 09/01/2027	800,477
1,300,000	3.70%, 12/01/2047	992,196
1,000,000	Ameren Illinois Co 4.95%, 06/01/2033	1,021,587
1,000,000	American Electric Power Co Inc 5.63%, 03/01/2033	1,050,196
	American Water Capital Corp
800,000	5.25%, 03/01/2035	824,695
1,000,000	3.75%, 09/01/2047	768,787
800,000	5.70%, 09/01/2055	801,045
	Appalachian Power Co
140,000	7.00%, 04/01/2038	158,452
1,000,000	3.70%, 05/01/2050	725,359
1,000,000	Arizona Public Service Co 5.70%, 08/15/2034	1,051,230
	Atmos Energy Corp
175,000	5.50%, 06/15/2041	179,168
1,200,000	3.38%, 09/15/2049	842,352
Principal Amount		Fair Value
Utilities — (continued)
$ 410,000	2.85%, 02/15/2052	$ 254,007
175,000	Avangrid Inc 3.80%, 06/01/2029	172,710
412,000	Baltimore Gas & Electric Co 2.90%, 06/15/2050	263,534
	Berkshire Hathaway Energy Co
500,000	3.70%, 07/15/2030	491,594
175,000	5.95%, 05/15/2037	187,594
175,000	5.15%, 11/15/2043	168,024
2,735,000	2.85%, 05/15/2051	1,696,577
500,000	Boston Gas Co(b) 3.15%, 08/01/2027	493,155
	CenterPoint Energy Houston Electric LLC
1,000,000	2.35%, 04/01/2031	905,765
313,000	3.55%, 08/01/2042	249,648
347,000	3.35%, 04/01/2051	243,780
558,000	CenterPoint Energy Inc 5.40%, 06/01/2029	577,897
1,000,000	CenterPoint Energy Resources Corp 4.40%, 07/01/2032	989,341
1,000,000	CMS Energy Corp 4.88%, 03/01/2044	893,397
	Commonwealth Edison Co
1,000,000	5.30%, 06/01/2034	1,041,526
600,000	5.65%, 06/01/2054	594,974
1,000,000	Connecticut Light & Power Co 5.25%, 01/15/2053	946,655
	Consolidated Edison Co of New York Inc
1,000,000	3.13%, 11/15/2027	988,096
1,500,000	5.50%, 03/15/2034	1,573,784
1,200,000	5.70%, 05/15/2054	1,196,124
1,000,000	Constellation Energy Generation LLC 5.75%, 03/15/2054	992,258
	Consumers Energy Co
1,000,000	3.60%, 08/15/2032	947,805
391,000	3.25%, 08/15/2046	282,560
520,000	2.50%, 05/01/2060	286,168
	Dominion Energy Inc
800,000	3.38%, 04/01/2030	771,870
1,175,000	2.25%, 08/15/2031	1,045,957
175,000	4.70%, 12/01/2044	153,545
600,000	6.00%, 02/15/2056	602,768
565,000	6.20%, 02/15/2056	565,385
1,000,000	Dominion Energy South Carolina Inc 2.30%, 12/01/2031	892,378
	DTE Electric Co
1,000,000	5.20%, 04/01/2033	1,039,190
1,000,000	3.75%, 08/15/2047	766,695
	DTE Energy Co
1,000,000	5.20%, 04/01/2030	1,031,777
1,000,000	5.05%, 10/01/2035	998,163
	Duke Energy Carolinas LLC
1,000,000	2.45%, 02/01/2030	937,763

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
Utilities — (continued)
$ 800,000	5.25%, 03/15/2035	$ 826,748
476,000	3.75%, 06/01/2045	374,047
522,000	3.45%, 04/15/2051	370,212
	Duke Energy Corp
1,000,000	4.85%, 01/05/2027	1,009,302
824,000	2.55%, 06/15/2031	750,333
175,000	3.50%, 06/15/2051	121,196
600,000	5.80%, 06/15/2054	593,273
371,000	Duke Energy Florida LLC 3.00%, 12/15/2051	240,061
119,000	Duke Energy Florida Project Finance LLC 2.86%, 03/01/2033	110,735
1,000,000	Duke Energy Ohio Inc 5.25%, 04/01/2033	1,035,884
	Duke Energy Progress LLC
657,000	2.00%, 08/15/2031	583,083
800,000	5.05%, 03/15/2035	813,428
1,400,000	4.15%, 12/01/2044	1,166,095
1,200,000	5.35%, 03/15/2053	1,145,898
383,092	Elm Road Generating Station Supercritical LLC(b) 4.67%, 01/19/2031	382,080
175,000	Entergy Corp 2.80%, 06/15/2030	163,866
1,200,000	Entergy Louisiana LLC 5.70%, 03/15/2054	1,191,931
1,200,000	Entergy Texas Inc 5.25%, 04/15/2035	1,230,735
	Eversource Energy
600,000	5.50%, 01/01/2034	616,673
1,000,000	3.45%, 01/15/2050	709,307
	Exelon Corp
1,000,000	5.13%, 03/15/2031	1,032,348
1,750,000	5.30%, 03/15/2033	1,817,095
	Florida Power & Light Co
800,000	5.05%, 04/01/2028	820,207
1,000,000	5.15%, 06/15/2029	1,038,359
140,000	5.96%, 04/01/2039	150,991
1,209,000	5.25%, 02/01/2041	1,204,717
171,000	4.05%, 10/01/2044	142,436
800,000	3.15%, 10/01/2049	547,882
	Georgia Power Co
1,000,000	4.00%, 10/01/2028	1,005,530
1,000,000	5.20%, 03/15/2035	1,026,360
1,000,000	3.25%, 03/15/2051	681,487
175,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	171,052
1,000,000	ITC Holdings Corp(b) 4.95%, 09/22/2027	1,013,303
1,000,000	Jersey Central Power & Light Co 5.10%, 01/15/2035	1,011,232
	Kentucky Utilities Co
175,000	5.13%, 11/01/2040	171,460
245,000	5.85%, 08/15/2055	246,890
	MidAmerican Energy Co
1,000,000	5.35%, 01/15/2034	1,043,925
1,175,000	2.70%, 08/01/2052	718,048
Principal Amount		Fair Value
Utilities — (continued)
	National Rural Utilities Cooperative Finance Corp
$ 1,000,000	5.05%, 09/15/2028	$ 1,025,985
1,000,000	2.75%, 04/15/2032	901,983
	NextEra Energy Capital Holdings Inc
460,000	4.69%, 09/01/2027	465,466
1,500,000	4.85%, 02/04/2028	1,527,479
800,000	5.05%, 02/28/2033	818,759
1,500,000	5.45%, 03/15/2035	1,552,439
835,000	6.38%, 08/15/2055	861,926
	NiSource Inc
1,000,000	5.20%, 07/01/2029	1,030,972
600,000	5.35%, 04/01/2034	618,528
301,000	3.95%, 03/30/2048	234,755
261,000	5.00%, 06/15/2052	230,888
500,000	Northern States Power Co 5.65%, 05/15/2055	501,679
358,000	Oglethorpe Power Corp 3.75%, 08/01/2050	256,571
1,000,000	Oklahoma Gas & Electric Co 5.40%, 01/15/2033	1,046,534
	Oncor Electric Delivery Co LLC
503,000	3.75%, 04/01/2045	393,987
2,000,000	2.70%, 11/15/2051	1,193,132
1,000,000	ONE Gas Inc 4.25%, 09/01/2032	984,812
	Pacific Gas & Electric Co
1,600,000	5.55%, 05/15/2029	1,650,834
800,000	6.15%, 01/15/2033	848,876
800,000	5.70%, 03/01/2035	822,452
1,500,000	4.50%, 07/01/2040	1,307,099
1,400,000	4.95%, 07/01/2050	1,183,325
1,261,000	PacifiCorp 2.90%, 06/15/2052	738,479
1,000,000	PECO Energy Co 4.38%, 08/15/2052	823,730
1,000,000	PPL Electric Utilities Corp 5.25%, 05/15/2053	958,095
175,000	Progress Energy Inc 7.75%, 03/01/2031	200,322
	Public Service Co of Colorado
302,000	3.60%, 09/15/2042	237,777
1,000,000	5.75%, 05/15/2054	1,000,806
	Public Service Electric & Gas Co
1,000,000	5.20%, 08/01/2033	1,037,400
800,000	5.30%, 08/01/2054	764,487
	Public Service Enterprise Group Inc
270,000	4.90%, 03/15/2030	276,089
175,000	1.60%, 08/15/2030	155,103
1,000,000	Puget Sound Energy Inc 2.89%, 09/15/2051	634,259
800,000	San Diego Gas & Electric Co 5.40%, 04/15/2035	828,051

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
Utilities — (continued)
	Southern California Edison Co
$ 500,000	5.15%, 06/01/2029	$ 510,912
1,000,000	5.45%, 06/01/2031	1,034,066
897,000	4.00%, 04/01/2047	672,657
1,400,000	5.75%, 04/15/2054	1,312,551
	Southern California Gas Co
500,000	5.45%, 06/15/2035	520,812
1,000,000	5.60%, 04/01/2054	978,741
	Southern Co
237,000	3.70%, 04/30/2030	231,375
1,000,000	5.70%, 03/15/2034	1,052,769
500,000	4.40%, 07/01/2046	421,808
	Southern Co Gas Capital Corp
600,000	5.15%, 09/15/2032	615,929
600,000	5.88%, 03/15/2041	619,375
1,000,000	Southwest Gas Corp 5.80%, 12/01/2027	1,030,974
500,000	Tampa Electric Co 5.00%, 07/15/2052	452,709
1,200,000	Union Electric Co 5.20%, 04/01/2034	1,235,613
	Virginia Electric & Power Co
500,000	3.75%, 05/15/2027	499,031
1,070,000	4.90%, 09/15/2035	1,064,931
500,000	3.80%, 09/15/2047	382,657
1,000,000	5.35%, 01/15/2054	937,505
800,000	Wisconsin Electric Power Co 4.60%, 10/01/2034	792,497
1,000,000	Wisconsin Power & Light Co 3.95%, 09/01/2032	963,467
	Xcel Energy Inc
175,000	2.60%, 12/01/2029	164,326
1,000,000	4.60%, 06/01/2032	994,522
		106,972,668
TOTAL CORPORATE BONDS AND NOTES — 23.66% (Cost $1,166,980,902)		$1,132,649,001
FOREIGN GOVERNMENT BONDS AND NOTES
500,000	African Development Bank 4.38%, 03/14/2028	508,156
	Asian Development Bank
1,000,000	4.25%, 01/09/2026	1,000,049
3,000,000	4.88%, 05/21/2026	3,012,537
1,000,000	3.75%, 04/25/2028	1,003,784
1,000,000	4.50%, 08/25/2028(a)	1,023,091
1,000,000	1.88%, 03/15/2029	947,273
1,400,000	4.13%, 05/30/2030	1,421,365
1,000,000	3.88%, 06/14/2033	988,428
1,000,000	Asian Infrastructure Investment Bank 4.13%, 01/18/2029	1,014,979
1,000,000	Canada Government International Bond 4.00%, 03/18/2030	1,010,428
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	Chile Government International Bond
$ 1,000,000	4.95%, 01/05/2036	$ 1,008,150
2,500,000	3.50%, 01/25/2050	1,828,625
500,000	3.25%, 09/21/2071	308,725
	Corp Andina de Fomento
1,000,000	4.13%, 01/07/2028	1,002,925
400,000	5.00%, 01/22/2030	413,788
500,000	Council of Europe Development Bank 4.13%, 01/24/2029	506,766
	European Bank for Reconstruction & Development
1,000,000	4.38%, 03/09/2028	1,016,036
1,000,000	4.13%, 01/25/2029	1,013,928
	European Investment Bank
2,000,000	1.38%, 03/15/2027	1,948,135
1,000,000	3.25%, 11/15/2027	995,015
2,000,000	3.88%, 03/15/2028	2,012,935
1,000,000	3.88%, 06/15/2028	1,007,425
1,000,000	1.75%, 03/15/2029	943,828
1,500,000	4.50%, 03/14/2030	1,544,773
1,000,000	3.63%, 07/15/2030	994,398
1,000,000	3.88%, 10/15/2030	1,004,457
1,000,000	4.25%, 08/16/2032	1,015,072
1,000,000	3.75%, 02/14/2033	983,392
1,000,000	4.13%, 02/13/2034	1,001,250
1,000,000	Export Development Canada 3.88%, 02/14/2028	1,005,728
	Export-Import Bank of Korea
1,000,000	2.63%, 05/26/2026	994,652
1,000,000	4.63%, 06/07/2033(b)	1,020,457
1,000,000	Hungary Government International Bond(b) 3.13%, 09/21/2051	615,086
	Indonesia Government International Bond
1,000,000	3.50%, 01/11/2028	990,567
1,000,000	4.65%, 09/20/2032	1,006,461
1,000,000	5.60%, 01/15/2035(a)	1,056,442
1,000,000	5.65%, 01/11/2053	1,014,244
	Inter-American Development Bank
1,000,000	4.38%, 02/01/2027(a)	1,007,573
2,000,000	1.13%, 07/20/2028	1,880,830
1,000,000	4.13%, 02/15/2029	1,014,586
2,000,000	3.75%, 06/14/2030	1,999,318
1,000,000	3.50%, 04/12/2033(a)	964,193
500,000	4.50%, 09/13/2033(a)	513,658
1,000,000	Inter-American Investment Corp 4.75%, 09/19/2028	1,026,811
	International Bank for Reconstruction & Development
9,500,000	1.13%, 09/13/2028	8,903,535
1,000,000	4.13%, 03/20/2030(a)	1,014,881
1,000,000	4.00%, 07/25/2030	1,009,555
500,000	0.75%, 08/26/2030	436,011

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 1,500,000	3.50%, 10/28/2030	$ 1,482,145
2,000,000	1.25%, 02/10/2031	1,763,368
1,500,000	4.63%, 01/15/2032	1,554,727
1,130,000	4.00%, 05/06/2032	1,131,723
1,200,000	4.36%, 09/23/2032(c) 1-mo. SOFR + 0.50%	1,201,013
1,000,000	4.38%, 08/27/2035	1,011,530
	International Finance Corp
500,000	4.38%, 01/15/2027	503,545
500,000	4.50%, 07/13/2028	510,949
	Israel Government International Bond
1,000,000	5.38%, 02/19/2030	1,034,319
1,000,000	4.50%, 01/17/2033	980,202
1,200,000	5.63%, 02/19/2035(a)	1,252,279
4,000,000	Japan Bank for International Cooperation 2.25%, 11/04/2026	3,950,059
	Korea Development Bank
1,000,000	2.25%, 02/24/2027	982,878
470,000	1.38%, 04/25/2027(a)	455,736
1,000,000	4.50%, 02/15/2029	1,017,010
1,000,000	4.25%, 09/08/2032	1,003,425
	Mexico Government International Bond
500,000	5.40%, 02/09/2028	510,750
1,000,000	5.00%, 05/07/2029	1,016,000
2,000,000	4.75%, 04/27/2032	1,948,000
1,000,000	5.38%, 03/22/2033	991,000
1,000,000	4.88%, 05/19/2033	960,000
1,000,000	5.63%, 09/22/2035	986,000
1,000,000	6.88%, 05/13/2037	1,067,000
1,000,000	6.63%, 01/29/2038	1,043,500
2,750,000	4.60%, 01/23/2046	2,158,750
500,000	5.00%, 04/27/2051	401,750
1,000,000	6.34%, 05/04/2053	952,500
1,000,000	3.77%, 05/24/2061	615,500
1,000,000	Nordic Investment Bank 3.38%, 09/08/2027	996,343
	Panama Government International Bond
1,200,000	3.16%, 01/23/2030	1,123,320
1,600,000	6.40%, 02/14/2035	1,687,360
800,000	6.85%, 03/28/2054	832,742
	Peruvian Government International Bond
1,000,000	2.84%, 06/20/2030	940,500
500,000	3.00%, 01/15/2034	434,695
1,000,000	5.50%, 03/30/2036	1,019,600
1,000,000	3.55%, 03/10/2051	699,100
320,000	5.88%, 08/08/2054	316,656
	Philippine Government International Bond
2,000,000	3.00%, 02/01/2028	1,958,900
1,000,000	5.00%, 07/17/2033	1,026,159
1,000,000	5.50%, 02/04/2035	1,058,604
2,000,000	2.95%, 05/05/2045	1,403,852
1,000,000	Province of Alberta Canada 4.50%, 01/24/2034	1,010,759
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	Province of British Columbia Canada
$ 3,000,000	1.30%, 01/29/2031	$ 2,637,010
800,000	4.80%, 06/11/2035	816,214
	Province of Manitoba Canada
500,000	2.13%, 06/22/2026(a)	495,754
500,000	4.30%, 07/27/2033	497,667
	Province of Ontario Canada
1,000,000	0.63%, 01/21/2026	998,227
1,000,000	1.13%, 10/07/2030	880,208
1,500,000	1.80%, 10/14/2031	1,326,883
800,000	4.85%, 06/11/2035	822,338
3,200,000	Province of Quebec Canada 1.35%, 05/28/2030	2,874,757
1,000,000	Republic of Italy Government International Bond 3.88%, 05/06/2051	734,042
	Republic of Poland Government International Bond
1,000,000	5.75%, 11/16/2032	1,072,626
1,000,000	5.38%, 02/12/2035	1,036,648
	Svensk Exportkredit AB
1,000,000	4.13%, 06/14/2028	1,010,980
1,000,000	4.88%, 10/04/2030	1,044,652
	Uruguay Government International Bond
500,000	4.38%, 01/23/2031	506,300
2,100,000	5.44%, 02/14/2037	2,182,005
500,000	4.98%, 04/20/2055	455,375
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 2.64% (Cost $129,326,373)		$126,340,235
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.64%
	BANK
	Series 2017-BNK7 Class A5
500,000	3.44%, 09/15/2060	493,620
	Series 2018-BN10 Class A5
300,000	3.69%, 02/15/2061	297,328
	Series 2019-BN20 Class ASB
1,652,275	2.93%, 09/15/2062	1,615,862
	Series 2024-BNK48 Class A5
1,000,000	5.05%, 10/15/2057	1,016,711
4,000,000	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 Class A4 3.57%, 02/15/2050	3,973,032

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
Non-Agency — (continued)
	Barclays Commercial Mortgage Securities Trust
	Series 2021-C10 Class A5
$ 1,490,435	2.49%, 07/15/2054	$ 1,359,884
	Series 2021-C11 Class A5
1,000,000	2.32%, 09/15/2054	891,645
	Benchmark Mortgage Trust
	Series 2018-B4 Class A5
1,100,000	4.12%, 07/15/2051(d)	1,095,333
	Series 2018-B7 Class A3
2,200,000	4.24%, 05/15/2053	2,196,207
	Series 2019-B9 Class A4
590,838	3.75%, 03/15/2052	585,160
	Series 2020-IG1 Class A3
322,000	2.69%, 09/15/2043	281,748
	Series 2021-B25 Class A5
1,000,000	2.58%, 04/15/2054	899,132
1,000,000	CFCRE Commercial Mortgage Trust Series 2017-C8 Class A4 3.57%, 06/15/2050	989,804
	Citigroup Commercial Mortgage Trust
	Series 2015-GC31 Class A4
164,919	3.76%, 06/10/2048	162,295
	Series 2018-C6 Class A4
2,095,000	4.41%, 11/10/2051	2,089,300
238,000	COMM Mortgage Trust Series 2018-COR3 Class A3 4.23%, 05/10/2051	234,437
1,825,000	CSAIL Commercial Mortgage Trust Series 2016-C7 Class A5 3.50%, 11/15/2049	1,811,559
	GS Mortgage Securities Trust
	Series 2016-GS4 Class A4
3,115,000	3.44%, 11/10/2049(d)	3,095,573
	Series 2019-GC42 Class A4
1,000,000	3.00%, 09/10/2052	943,207
650,000	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4 Class AS 4.29%, 03/10/2052	620,249
1,550,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class A4 3.72%, 12/15/2049	1,537,620
1,000,000	Morgan Stanley Capital I Trust Series 2018-H3 Class A5 4.18%, 07/15/2051	998,446
	Wells Fargo Commercial Mortgage Trust
	Series 2019-C52 Class A5
2,400,000	2.89%, 08/15/2052	2,276,536
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2020-C55 Class A5
$ 1,000,000	2.73%, 02/15/2053	$ 937,154
		30,401,842
U.S. Government Agency — 24.58%
	Federal Home Loan Mortgage Corp
10,873	4.00%, 05/01/2026	10,856
14,262	3.00%, 01/01/2027	14,179
472	7.50%, 05/01/2027	475
92,532	2.50%, 11/01/2028	91,255
56,178	3.00%, 01/01/2029	55,610
226,744	3.00%, 02/01/2029	223,892
2,356	6.50%, 04/01/2029	2,447
718	7.50%, 08/01/2030	743
800,763	2.50%, 12/01/2031	776,347
140,187	2.50%, 02/01/2032	135,710
89,782	3.50%, 04/01/2032	88,531
23,899	6.50%, 11/01/2032	25,359
139,119	3.00%, 04/01/2033	136,358
84,613	3.50%, 05/01/2033	83,687
113,676	3.50%, 06/01/2033	111,717
165,233	4.00%, 07/01/2033	165,379
654,102	3.00%, 01/01/2034	638,378
87,367	3.50%, 03/01/2034	86,362
174,446	4.00%, 06/01/2034	173,151
145,401	3.50%, 09/01/2034	143,255
234,895	2.00%, 10/01/2034	219,958
470,440	3.00%, 12/01/2034	457,775
570,915	2.50%, 02/01/2035	545,649
144,429	2.50%, 03/01/2035	136,835
393,137	1.50%, 07/01/2035	358,116
1,246,037	2.00%, 07/01/2035	1,156,464
366,342	3.00%, 07/01/2035	354,220
536,042	2.00%, 08/01/2035	498,869
215,744	2.00%, 09/01/2035	200,249
986,244	1.50%, 10/01/2035	898,361
1,223,346	2.00%, 10/01/2035	1,134,950
1,154,232	1.50%, 12/01/2035	1,051,382
113,400	2.00%, 12/01/2035	105,254
1,173,297	2.00%, 01/01/2036	1,089,011
1,057,091	1.50%, 02/01/2036	959,619
366,461	2.00%, 02/01/2036	339,452
1,148,417	2.50%, 02/01/2036	1,091,226
225,966	2.00%, 03/01/2036	209,451
5,868	6.00%, 03/01/2036	6,211
5,846	6.00%, 04/01/2036	6,190
431,511	1.00%, 05/01/2036	379,645
398,283	1.50%, 05/01/2036	361,548
1,725,287	2.00%, 05/01/2036	1,597,034
210,831	1.50%, 06/01/2036	192,041
23,476	5.00%, 06/01/2036	24,119
990,174	1.50%, 07/01/2036	898,829
187,082	1.00%, 08/01/2036	164,591
637,454	1.50%, 09/01/2036	578,263
582,337	2.00%, 09/01/2036	539,394
471,512	3.00%, 09/01/2036	449,717
538,510	1.50%, 10/01/2036	487,424

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,518,196	2.00%, 10/01/2036	$ 2,332,485
1,623,846	2.50%, 10/01/2036	1,536,820
1,907,798	1.50%, 12/01/2036	1,727,050
814,007	1.50%, 01/01/2037	736,786
303,143	1.50%, 03/01/2037	274,385
1,084,162	2.00%, 03/01/2037	1,004,882
878,826	2.00%, 04/01/2037	813,481
339,761	1.50%, 05/01/2037	307,529
1,042,955	1.50%, 06/01/2037	944,014
272,553	4.00%, 07/01/2037	268,579
311,231	5.00%, 10/01/2037	315,658
142,640	4.50%, 11/01/2037	142,897
11,176	5.50%, 11/01/2037	11,620
155,693	4.00%, 12/01/2037	153,724
438,116	4.50%, 12/01/2037	438,368
7,672	5.50%, 12/01/2037	7,943
456,956	3.50%, 01/01/2038	444,235
243,830	4.00%, 05/01/2038	240,747
209,326	5.50%, 07/01/2038	214,835
192,951	6.00%, 09/01/2038	200,391
66,773	3.50%, 10/01/2038	64,383
210,306	5.50%, 11/01/2038	215,821
426,294	5.50%, 05/01/2039	437,353
632,946	6.00%, 07/01/2039	657,245
330,600	5.50%, 09/01/2039	339,003
478,623	4.00%, 11/01/2039	472,729
53,672	5.00%, 12/01/2039	55,257
562,328	3.00%, 02/01/2040	524,597
1,073,060	4.50%, 02/01/2040	1,074,179
118,816	5.00%, 02/01/2040	122,325
684,627	5.50%, 03/01/2040	702,034
105,944	5.00%, 05/01/2040	109,074
187,979	2.50%, 07/01/2040	171,093
891,113	5.00%, 07/01/2040	902,697
162,593	2.50%, 08/01/2040	147,842
622,739	5.00%, 08/01/2040	631,691
981,979	2.00%, 10/01/2040	870,935
312,680	1.50%, 11/01/2040	267,455
410,032	2.00%, 12/01/2040	358,745
620,366	2.50%, 12/01/2040	562,701
459,869	4.00%, 02/01/2041	451,188
614,559	2.00%, 03/01/2041	536,498
79,460	4.00%, 04/01/2041	77,861
206,506	1.50%, 05/01/2041	175,757
1,076,501	2.00%, 07/01/2041	940,360
287,215	2.50%, 07/01/2041	259,210
428,891	2.00%, 08/01/2041	372,938
1,400,345	2.00%, 10/01/2041	1,217,031
505,579	2.00%, 11/01/2041	440,067
539,469	1.50%, 12/01/2041	454,912
591,889	2.50%, 04/01/2042	528,700
395,730	2.50%, 09/01/2042	354,441
248,236	3.50%, 11/01/2042	237,060
203,688	3.50%, 05/01/2043	194,517
301,592	4.00%, 11/01/2043	294,927
295,601	3.50%, 11/01/2044	280,870
894,566	3.00%, 04/01/2045	820,166
681,767	5.00%, 06/01/2045	686,018
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 523,555	3.00%, 08/01/2045	$ 479,510
321,816	4.50%, 09/01/2045	321,789
321,683	3.50%, 10/01/2045	305,693
841,895	3.50%, 04/01/2046	797,564
1,592,750	3.00%, 08/01/2046	1,446,766
2,665,360	3.00%, 01/01/2047	2,407,586
2,073,024	3.00%, 02/01/2047	1,881,810
866,915	3.50%, 02/01/2047	815,988
795,103	4.00%, 02/01/2047	777,138
428,309	2.50%, 03/01/2047	372,200
923,940	3.50%, 07/01/2047	882,619
957,763	4.00%, 08/01/2047	923,395
408,085	3.50%, 11/01/2047	384,259
399,115	4.00%, 11/01/2047	385,245
225,003	4.50%, 01/01/2048	222,696
874,962	3.50%, 02/01/2048	821,076
299,251	4.00%, 03/01/2048	289,192
931,232	3.50%, 08/01/2048	868,061
165,272	4.00%, 08/01/2048	159,706
105,868	4.50%, 08/01/2048	104,992
118,737	4.00%, 09/01/2048	114,788
2,403,183	4.00%, 11/01/2048	2,321,322
52,338	4.00%, 01/01/2049	50,615
911,510	4.50%, 03/01/2049	905,933
1,429,008	3.50%, 05/01/2049	1,346,732
3,395,555	3.50%, 06/01/2049	3,174,378
390,784	5.50%, 06/01/2049	404,192
302,251	4.50%, 08/01/2049	299,951
409,692	5.00%, 08/01/2049	415,118
1,274,502	3.00%, 09/01/2049	1,143,847
379,251	4.00%, 09/01/2049	365,033
641,336	2.50%, 10/01/2049	549,112
273,134	3.00%, 10/01/2049	246,401
56,212	3.50%, 10/01/2049	52,465
139,886	4.00%, 10/01/2049	134,728
768,123	4.50%, 11/01/2049	761,961
1,532,922	3.50%, 12/01/2049	1,443,512
312,696	3.50%, 01/01/2050	295,045
1,177,017	3.00%, 02/01/2050	1,060,962
115,497	3.00%, 03/01/2050	104,052
139,926	5.00%, 03/01/2050	141,912
311,209	3.00%, 04/01/2050	278,517
462,980	3.50%, 04/01/2050	433,879
1,375,613	2.50%, 05/01/2050	1,177,251
539,017	4.00%, 05/01/2050	519,527
1,914,142	2.00%, 06/01/2050	1,566,187
3,170,540	2.50%, 07/01/2050	2,704,398
80,803	4.00%, 07/01/2050	77,623
643,375	4.50%, 07/01/2050	632,776
1,073,183	2.00%, 08/01/2050	873,928
2,413,224	3.00%, 08/01/2050	2,155,073
5,046,273	2.00%, 09/01/2050	4,122,998
2,390,725	2.50%, 09/01/2050	2,042,318
2,883,222	3.00%, 09/01/2050	2,572,304
151,173	3.50%, 09/01/2050	141,133
79,823	4.00%, 09/01/2050	76,651
774,968	2.00%, 10/01/2050	636,369
813,588	2.50%, 10/01/2050	694,232

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,942,372	3.00%, 10/01/2050	$ 2,625,052
1,998,219	1.50%, 11/01/2050	1,541,786
6,109,163	2.00%, 11/01/2050	4,986,287
806,810	2.50%, 11/01/2050	696,555
1,656,530	1.50%, 12/01/2050	1,278,513
4,253,441	2.00%, 12/01/2050	3,469,869
392,801	3.00%, 12/01/2050	350,440
6,310,208	2.00%, 01/01/2051	5,150,373
6,009,552	2.50%, 01/01/2051	5,107,588
3,763,668	1.50%, 03/01/2051	2,904,678
7,527,804	2.00%, 03/01/2051	6,150,101
738,838	1.50%, 04/01/2051	570,464
2,132,934	2.00%, 04/01/2051	1,735,556
485,009	2.50%, 04/01/2051	413,582
5,975,272	2.00%, 05/01/2051	4,856,495
3,770,382	2.50%, 05/01/2051	3,222,058
1,562,973	1.50%, 06/01/2051	1,206,902
883,303	3.50%, 06/01/2051	821,928
3,009,172	2.00%, 08/01/2051	2,446,664
1,253,144	2.50%, 08/01/2051	1,067,335
3,808,479	2.50%, 09/01/2051	3,259,606
2,798,977	1.50%, 10/01/2051	2,160,112
9,837,741	2.00%, 10/01/2051	7,989,584
10,233,678	2.50%, 10/01/2051	8,723,762
8,483,614	2.00%, 11/01/2051	6,897,436
5,758,277	2.50%, 11/01/2051	4,903,752
4,789,259	2.00%, 12/01/2051	3,891,152
3,412,363	2.50%, 12/01/2051	2,905,428
3,194,558	3.00%, 12/01/2051	2,843,678
1,969,576	2.00%, 01/01/2052	1,595,561
5,738,770	2.50%, 01/01/2052	4,938,731
740,694	3.00%, 01/01/2052	655,607
634,725	2.00%, 02/01/2052	513,336
1,883,380	2.50%, 02/01/2052	1,613,295
3,354,149	2.00%, 03/01/2052	2,734,367
2,665,944	3.00%, 03/01/2052	2,369,267
324,238	3.50%, 03/01/2052	301,678
4,140,063	2.50%, 04/01/2052	3,522,855
263,282	3.00%, 04/01/2052	236,617
1,817,788	3.50%, 04/01/2052	1,686,925
5,712,342	3.00%, 05/01/2052	5,071,013
1,108,834	4.00%, 05/01/2052	1,056,864
829,189	3.00%, 06/01/2052	741,668
3,963,790	3.50%, 06/01/2052	3,679,269
462,851	4.50%, 06/01/2052	453,741
1,825,688	2.50%, 07/01/2052	1,551,625
318,551	3.50%, 07/01/2052	297,367
521,121	4.50%, 07/01/2052	511,294
223,058	5.00%, 07/01/2052	224,021
585,019	3.50%, 08/01/2052	546,708
3,679,349	4.00%, 08/01/2052	3,511,401
2,532,392	2.50%, 09/01/2052	2,151,438
451,289	4.00%, 09/01/2052	433,673
6,263,122	4.50%, 09/01/2052	6,150,293
2,287,020	5.00%, 09/01/2052	2,294,077
2,897,441	3.50%, 10/01/2052	2,685,253
1,885,809	4.00%, 10/01/2052	1,800,474
398,404	4.50%, 10/01/2052	393,341
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 435,597	5.00%, 10/01/2052	$ 439,421
346,603	5.50%, 10/01/2052	352,895
224,007	6.00%, 10/01/2052	230,997
450,659	4.50%, 11/01/2052	448,098
2,026,300	5.00%, 11/01/2052	2,031,318
490,304	5.50%, 11/01/2052	499,909
646,031	4.50%, 12/01/2052	633,115
2,698,617	5.00%, 12/01/2052	2,707,018
788,015	5.50%, 12/01/2052	806,411
353,734	6.00%, 12/01/2052	364,675
467,707	5.00%, 01/01/2053	469,931
918,622	5.50%, 01/01/2053	938,266
1,343,919	6.00%, 01/01/2053	1,393,092
577,562	5.50%, 02/01/2053	589,765
198,803	6.50%, 02/01/2053	208,092
620,005	5.00%, 03/01/2053	626,097
486,076	5.50%, 03/01/2053	498,979
548,758	4.50%, 04/01/2053	537,416
965,191	5.50%, 04/01/2053	987,524
684,830	5.00%, 05/01/2053	689,834
2,444,763	5.50%, 05/01/2053	2,487,277
591,663	4.50%, 06/01/2053	578,519
613,020	5.00%, 06/01/2053	619,411
679,897	5.50%, 06/01/2053	694,428
1,126,306	5.00%, 07/01/2053	1,127,110
374,441	5.50%, 07/01/2053	383,090
534,702	6.00%, 07/01/2053	550,889
1,841,174	5.00%, 08/01/2053	1,842,014
353,472	5.50%, 08/01/2053	359,456
825,721	6.00%, 08/01/2053	858,715
283,652	6.50%, 08/01/2053	299,459
338,595	5.00%, 09/01/2053	338,750
552,743	6.50%, 09/01/2053	578,726
1,464,014	5.50%, 10/01/2053	1,487,161
4,940,751	6.00%, 10/01/2053	5,104,482
624,973	6.50%, 10/01/2053	649,987
1,014,331	5.00%, 11/01/2053	1,015,234
500,983	5.50%, 11/01/2053	508,115
323,142	6.00%, 11/01/2053	339,932
705,563	6.50%, 11/01/2053	743,056
1,022,379	5.50%, 12/01/2053	1,038,743
2,620,993	6.00%, 01/01/2054	2,710,741
405,542	7.00%, 01/01/2054	431,880
1,358,409	5.50%, 02/01/2054	1,400,241
2,315,915	5.50%, 03/01/2054	2,350,232
1,306,751	6.50%, 03/01/2054	1,365,783
258,798	7.00%, 04/01/2054	272,576
4,532,946	5.50%, 05/01/2054	4,597,331
3,762,087	6.50%, 05/01/2054	3,910,264
2,317,585	5.50%, 06/01/2054	2,351,690
1,406,783	5.00%, 08/01/2054	1,403,291
14,721,242	6.00%, 08/01/2054	15,124,008
1,650,552	6.50%, 08/01/2054	1,714,564
6,568,867	5.50%, 09/01/2054	6,666,849
2,899,003	6.00%, 09/01/2054	2,976,685
681,915	6.50%, 09/01/2054	708,362
912,212	5.00%, 10/01/2054	909,948
2,244,680	5.50%, 10/01/2054	2,277,024

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 4,745,927	6.00%, 10/01/2054	$ 4,873,439
655,187	6.50%, 10/01/2054	680,597
6,102,221	5.00%, 11/01/2054	6,092,416
6,995,517	5.50%, 11/01/2054	7,094,884
778,430	6.00%, 11/01/2054	799,344
2,548,045	4.50%, 12/01/2054	2,488,134
3,770,046	5.00%, 12/01/2054	3,761,950
6,659,781	5.50%, 12/01/2054	6,754,380
178,494	4.50%, 01/01/2055	174,297
774,234	5.00%, 01/01/2055	772,551
713,870	5.50%, 01/01/2055	724,010
426,081	6.50%, 01/01/2055	442,606
2,156,118	5.00%, 02/01/2055	2,150,821
1,371,368	6.00%, 02/01/2055	1,408,173
635,583	7.00%, 02/01/2055	668,219
3,589,285	6.00%, 05/01/2055	3,686,951
2,455,866	6.50%, 06/01/2055	2,551,068
1,062,267	4.00%, 07/01/2055	1,007,925
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K061 Class A2
1,793,081	3.35%, 11/25/2026(d)	1,783,082
	Series K067 Class A2
1,100,000	3.19%, 07/25/2027	1,090,189
	Series K077 Class A2
2,750,000	3.85%, 05/25/2028(d)	2,750,057
	Series K084 Class A2
1,500,000	3.78%, 10/25/2028(d)	1,496,604
	Series K087 Class A2
1,520,642	3.77%, 12/25/2028	1,516,632
	Series K092 Class A2
2,150,000	3.30%, 04/25/2029	2,111,253
	Series K095 Class A2
2,500,000	2.79%, 06/25/2029	2,412,363
	Series K098 Class A2
1,000,000	2.43%, 08/25/2029	950,683
	Series K100 Class A2
2,007,000	2.67%, 09/25/2029	1,920,393
	Series K104 Class A2
300,000	2.25%, 01/25/2030	281,533
	Series K127 Class A2
500,000	2.11%, 01/25/2031	455,147
	Series K130 Class A2
1,800,000	1.72%, 06/25/2031	1,593,812
	Series K154 Class A2
1,900,000	3.42%, 04/25/2032	1,866,577
	Series K-157 Class A2
2,954,000	4.20%, 05/25/2033	2,925,316
	Series KJ37 Class A2
500,000	2.33%, 11/25/2030	470,404
	Federal National Mortgage Association
341,096	2.50%, 06/01/2028	335,843
4,935	6.00%, 01/01/2029	5,063
88,489	3.00%, 03/01/2029	87,317
62,456	3.50%, 04/01/2029	62,094
39,472	3.50%, 09/01/2029	39,227
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 4,000,000	0.88%, 08/05/2030	$ 3,529,145
69,156	4.00%, 09/01/2030	68,944
202,670	3.00%, 10/01/2030	199,129
21,779	8.00%, 10/01/2030	22,174
522,900	2.50%, 09/01/2031	506,987
133,430	2.00%, 10/01/2031	127,863
66,117	3.50%, 01/01/2032	65,169
456,365	3.50%, 02/01/2032	450,862
20,774	6.50%, 06/01/2032	21,553
211,874	3.00%, 08/01/2032	206,921
15,506	6.50%, 08/01/2032	16,088
647,311	3.00%, 10/01/2032	628,612
54,569	3.00%, 11/01/2032	53,214
152,478	2.50%, 01/01/2033	148,807
238,888	3.00%, 02/01/2033	231,440
56,241	5.50%, 03/01/2033	57,021
260,579	3.00%, 04/01/2033	251,574
12,037	5.00%, 09/01/2033	12,230
1,003,333	3.00%, 12/01/2033	980,207
14,985	5.50%, 01/01/2034	15,193
95,392	4.00%, 02/01/2034	94,668
140,595	3.50%, 03/01/2034	138,815
48,308	5.50%, 03/01/2034	48,979
53,341	5.50%, 05/01/2034	54,700
123,030	3.50%, 07/01/2034	122,233
129,199	2.50%, 09/01/2034	123,266
135,344	3.00%, 02/01/2035	131,052
16,119	5.50%, 02/01/2035	16,588
204,971	3.00%, 03/01/2035	197,511
578,840	3.00%, 04/01/2035	559,693
171,387	5.00%, 05/01/2035	175,805
511,512	2.00%, 06/01/2035	474,785
521,289	2.50%, 06/01/2035	496,297
206,070	3.50%, 06/01/2035	203,080
211,472	1.50%, 07/01/2035	192,631
196,424	4.00%, 07/01/2035	196,601
3,937	5.00%, 07/01/2035	4,038
375,213	2.00%, 09/01/2035	348,173
145,109	3.50%, 09/01/2035	143,127
38,762	5.00%, 09/01/2035	39,573
841,282	1.50%, 10/01/2035	763,733
39,476	5.00%, 10/01/2035	40,519
31,567	6.00%, 10/01/2035	33,287
30,412	5.50%, 11/01/2035	31,796
1,301,141	2.00%, 12/01/2035	1,207,680
612,866	2.00%, 01/01/2036	567,697
602,333	2.50%, 01/01/2036	571,952
627,366	1.50%, 02/01/2036	569,519
1,760,488	2.00%, 02/01/2036	1,631,325
287,104	3.50%, 04/01/2036	277,793
29,679	6.00%, 04/01/2036	31,366
645,942	1.50%, 05/01/2036	585,412
1,221,359	2.00%, 05/01/2036	1,131,378
500,618	2.50%, 05/01/2036	474,736
1,480,724	2.00%, 06/01/2036	1,371,555
3,164,123	2.50%, 06/01/2036	3,000,522
791,558	1.50%, 07/01/2036	717,602
509,783	2.00%, 07/01/2036	472,196

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 266,902	2.50%, 07/01/2036	$ 252,452
216,786	1.50%, 08/01/2036	197,468
371,467	2.00%, 08/01/2036	344,767
3,062	6.50%, 08/01/2036	3,198
1,169,873	1.50%, 09/01/2036	1,060,904
1,667,973	2.00%, 09/01/2036	1,544,975
132,010	1.00%, 10/01/2036	116,137
2,347,958	1.50%, 10/01/2036	2,129,918
564,491	2.00%, 10/01/2036	522,518
286,189	2.50%, 10/01/2036	270,850
968,364	1.50%, 11/01/2036	877,583
3,177,497	2.00%, 11/01/2036	2,941,952
285,725	2.50%, 11/01/2036	270,456
23,339	5.50%, 11/01/2036	24,402
614,453	1.50%, 12/01/2036	557,227
378,374	6.00%, 12/01/2036	399,005
1,484,562	1.50%, 01/01/2037	1,343,905
2,339,964	2.00%, 01/01/2037	2,165,976
565,130	3.00%, 01/01/2037	541,874
1,106,882	2.00%, 02/01/2037	1,024,580
965,097	2.00%, 03/01/2037	894,914
757,445	2.00%, 04/01/2037	701,125
739,075	3.00%, 04/01/2037	710,935
262,995	1.50%, 05/01/2037	238,046
442,805	3.50%, 07/01/2037	432,391
16,440	5.00%, 07/01/2037	16,665
339,453	2.50%, 08/01/2037	321,075
98,357	5.50%, 08/01/2037	102,791
500,371	3.00%, 09/01/2037	481,315
357,560	4.50%, 09/01/2037	358,205
302,587	4.00%, 12/01/2037	298,789
179,320	5.50%, 01/01/2038	187,054
435,820	2.50%, 02/01/2038	412,225
82,414	6.00%, 03/01/2038	87,161
41,162	5.50%, 07/01/2038	43,037
241,560	5.00%, 09/01/2038	244,890
27,486	2.50%, 05/01/2039	25,658
25,525	6.00%, 05/01/2039	26,996
177,528	4.50%, 08/01/2039	179,062
218,712	5.00%, 08/01/2039	224,912
661,956	5.00%, 09/01/2039	670,552
621,999	5.00%, 12/01/2039	632,770
92,504	4.50%, 03/01/2040	93,261
458,675	2.50%, 05/01/2040	418,104
546,412	3.00%, 05/01/2040	523,490
242,554	4.50%, 05/01/2040	242,695
1,466,973	2.00%, 06/01/2040	1,306,050
133,747	5.00%, 06/01/2040	137,540
108,753	4.50%, 08/01/2040	109,569
396,586	2.00%, 09/01/2040	352,040
219,615	2.50%, 09/01/2040	199,703
492,369	3.00%, 09/01/2040	466,020
391,628	2.50%, 10/01/2040	355,848
743,161	2.00%, 11/01/2040	651,628
68,486	4.50%, 11/01/2040	68,983
100,663	5.00%, 11/01/2040	103,518
252,326	1.50%, 01/01/2041	215,659
443,544	2.00%, 02/01/2041	389,579
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 908,585	4.00%, 02/01/2041	$ 889,446
368,572	4.50%, 03/01/2041	370,926
359,956	2.00%, 04/01/2041	317,521
796,387	2.00%, 05/01/2041	694,097
269,877	5.00%, 05/01/2041	277,532
281,467	2.00%, 06/01/2041	245,550
676,355	2.00%, 08/01/2041	588,930
469,031	1.50%, 09/01/2041	395,811
912,705	2.50%, 09/01/2041	822,578
631,113	1.50%, 10/01/2041	532,393
851,848	2.00%, 10/01/2041	741,468
758,061	2.50%, 10/01/2041	682,553
131,111	4.50%, 10/01/2041	131,909
1,174,647	1.50%, 12/01/2041	990,534
1,831,017	2.00%, 12/01/2041	1,591,487
366,014	3.50%, 12/01/2041	352,002
354,256	4.00%, 01/01/2042	346,737
775,370	2.00%, 03/01/2042	672,965
980,379	1.50%, 04/01/2042	826,104
381,929	3.00%, 06/01/2042	354,646
366,479	3.50%, 08/01/2042	351,219
229,136	3.00%, 09/01/2042	211,954
594,350	3.00%, 12/01/2042	549,561
617,441	3.00%, 02/01/2043	571,213
277,030	5.00%, 03/01/2043	281,818
264,235	3.00%, 04/01/2043	244,242
483,249	3.50%, 04/01/2043	459,386
1,081,703	3.50%, 05/01/2043	1,031,137
124,721	4.00%, 07/01/2043	121,822
480,384	3.00%, 08/01/2043	443,834
274,270	3.50%, 08/01/2043	261,562
125,111	4.00%, 09/01/2043	122,126
287,252	3.50%, 08/01/2044	273,519
471,190	4.00%, 08/01/2044	458,927
88,364	5.00%, 11/01/2044	89,088
162,956	5.00%, 12/01/2044	164,010
806,329	5.50%, 12/01/2044	824,705
167,567	4.00%, 06/01/2045	162,220
1,216,755	2.50%, 07/01/2045	1,055,568
1,007,865	3.50%, 07/01/2045	956,725
350,099	3.50%, 11/01/2045	330,994
696,220	1.50%, 02/01/2046	548,261
1,034,195	3.50%, 02/01/2046	978,341
579,495	4.00%, 03/01/2046	563,157
1,080,766	3.00%, 06/01/2046	983,671
1,282,673	3.00%, 09/01/2046	1,164,647
883,978	4.00%, 09/01/2046	860,150
282,366	2.50%, 10/01/2046	245,751
1,132,602	3.00%, 10/01/2046	1,030,256
228,632	4.00%, 10/01/2046	221,053
643,498	3.00%, 12/01/2046	583,747
311,578	3.50%, 12/01/2046	293,824
1,029,688	3.50%, 01/01/2047	970,759
175,653	4.00%, 03/01/2047	168,254
275,407	4.00%, 06/01/2047	263,798
214,838	4.00%, 07/01/2047	205,776
236,539	4.50%, 08/01/2047	234,934
3,723,783	3.50%, 10/01/2047	3,499,164

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 658,896	4.00%, 10/01/2047	$ 636,534
4,245,153	3.50%, 01/01/2048	3,990,247
846,901	3.50%, 02/01/2048	795,579
776,542	4.50%, 02/01/2048	771,113
547,588	3.00%, 05/01/2048	494,590
582,512	3.50%, 05/01/2048	546,240
267,134	4.50%, 05/01/2048	265,723
257,019	4.00%, 10/01/2048	248,096
276,795	4.00%, 11/01/2048	267,332
1,983,809	4.50%, 11/01/2048	1,970,350
235,958	5.00%, 11/01/2048	239,300
1,005,451	4.00%, 01/01/2049	968,662
272,979	4.50%, 02/01/2049	270,337
458,772	3.50%, 03/01/2049	433,143
700,032	3.50%, 05/01/2049	664,769
905,545	3.50%, 06/01/2049	852,719
1,716,385	4.00%, 06/01/2049	1,652,570
827,554	3.50%, 07/01/2049	778,511
2,221,779	4.00%, 07/01/2049	2,147,228
707,111	4.50%, 07/01/2049	699,690
1,152,282	3.50%, 08/01/2049	1,080,975
772,475	4.00%, 08/01/2049	741,740
319,740	3.00%, 09/01/2049	287,840
736,969	3.50%, 09/01/2049	688,419
256,299	4.50%, 09/01/2049	254,401
598,726	4.50%, 10/01/2049	592,984
998,110	3.50%, 11/01/2049	942,966
3,125,398	3.00%, 12/01/2049	2,805,085
884,079	3.50%, 12/01/2049	829,524
2,101,842	2.50%, 01/01/2050	1,798,614
619,977	3.00%, 01/01/2050	558,688
304,429	4.00%, 01/01/2050	291,233
2,845,705	3.00%, 02/01/2050	2,554,228
395,856	4.50%, 02/01/2050	390,121
2,289,789	3.00%, 03/01/2050	2,040,984
500,873	3.50%, 03/01/2050	467,054
746,046	4.00%, 03/01/2050	720,972
385,510	3.00%, 04/01/2050	344,654
1,097,268	4.50%, 04/01/2050	1,098,865
1,199,306	2.50%, 05/01/2050	1,024,819
594,576	3.50%, 05/01/2050	555,125
6,461,911	2.50%, 06/01/2050	5,525,616
270,435	4.00%, 06/01/2050	259,877
125,276	4.50%, 06/01/2050	123,358
331,515	2.50%, 07/01/2050	283,378
2,769,449	3.00%, 07/01/2050	2,469,125
436,730	4.00%, 07/01/2050	418,864
3,501,704	2.00%, 08/01/2050	2,857,139
3,327,338	2.50%, 08/01/2050	2,857,950
505,874	4.00%, 08/01/2050	488,234
2,152,236	2.00%, 09/01/2050	1,775,482
914,496	2.50%, 09/01/2050	781,514
1,081,545	3.00%, 09/01/2050	966,260
383,707	1.50%, 10/01/2050	296,066
2,884,242	2.50%, 10/01/2050	2,475,381
872,269	3.00%, 10/01/2050	788,553
2,464,452	1.50%, 11/01/2050	1,901,546
3,809,173	2.00%, 11/01/2050	3,123,379
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 522,319	2.50%, 11/01/2050	$ 447,564
909,023	4.00%, 11/01/2050	881,054
4,580,955	2.00%, 12/01/2050	3,741,849
691,819	2.50%, 12/01/2050	587,067
2,491,466	3.00%, 12/01/2050	2,232,605
68,576	4.00%, 12/01/2050	65,559
3,458,695	1.50%, 01/01/2051	2,668,670
15,184,162	2.00%, 01/01/2051	12,390,103
1,727,819	2.50%, 01/01/2051	1,490,266
452,058	3.50%, 01/01/2051	422,034
9,074,298	2.00%, 02/01/2051	7,403,117
1,919,321	2.50%, 02/01/2051	1,634,821
229,569	4.00%, 02/01/2051	222,060
3,264,116	2.00%, 03/01/2051	2,657,591
383,020	3.50%, 03/01/2051	359,428
971,982	1.50%, 04/01/2051	752,324
4,776,470	2.50%, 04/01/2051	4,100,169
2,093,612	3.00%, 04/01/2051	1,875,322
295,678	1.50%, 05/01/2051	228,507
2,989,697	2.00%, 05/01/2051	2,433,646
2,022,586	2.50%, 05/01/2051	1,743,335
6,405,867	3.00%, 05/01/2051	5,716,334
632,337	1.50%, 06/01/2051	488,421
399,004	2.00%, 06/01/2051	322,696
4,998,543	2.50%, 06/01/2051	4,280,656
677,143	3.00%, 06/01/2051	613,508
15,345,867	2.00%, 07/01/2051	12,491,269
5,332,726	2.00%, 08/01/2051	4,338,958
2,086,154	2.50%, 08/01/2051	1,773,974
594,990	3.00%, 08/01/2051	528,916
2,579,255	1.50%, 09/01/2051	1,995,431
8,736,087	2.00%, 09/01/2051	7,100,332
15,124,826	2.50%, 09/01/2051	12,898,406
1,658,041	1.50%, 10/01/2051	1,279,919
14,344,787	2.00%, 10/01/2051	11,734,390
16,486,138	2.50%, 10/01/2051	14,138,962
823,000	3.00%, 10/01/2051	728,458
3,043,331	2.50%, 11/01/2051	2,595,605
4,758,990	3.50%, 11/01/2051	4,438,367
6,334,451	2.00%, 12/01/2051	5,140,481
668,507	2.50%, 12/01/2051	569,194
12,947,961	2.00%, 01/01/2052	10,524,355
3,053,289	2.50%, 01/01/2052	2,604,097
1,825,275	3.00%, 01/01/2052	1,629,461
10,940,716	2.00%, 02/01/2052	8,905,807
2,441,626	2.50%, 02/01/2052	2,072,539
2,202,673	3.00%, 02/01/2052	1,975,138
482,826	4.00%, 02/01/2052	460,976
3,629,978	2.00%, 03/01/2052	2,981,689
1,898,229	2.50%, 03/01/2052	1,639,595
1,217,708	3.00%, 03/01/2052	1,078,569
3,041,989	2.00%, 04/01/2052	2,466,216
3,694,105	2.50%, 04/01/2052	3,153,371
2,996,068	3.00%, 04/01/2052	2,660,156
375,734	3.50%, 04/01/2052	348,218
924,347	4.00%, 04/01/2052	880,654
610,654	2.00%, 05/01/2052	503,450
1,165,574	2.50%, 05/01/2052	969,089

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 800,962	3.00%, 05/01/2052	$ 709,856
3,039,132	3.50%, 05/01/2052	2,822,288
2,517,162	4.00%, 05/01/2052	2,399,866
898,151	3.00%, 06/01/2052	795,877
2,947,004	3.50%, 06/01/2052	2,741,211
6,131,386	4.00%, 06/01/2052	5,861,199
5,195,227	3.00%, 07/01/2052	4,609,277
6,481,482	4.50%, 07/01/2052	6,363,611
922,073	5.00%, 07/01/2052	923,492
499,473	3.50%, 08/01/2052	462,895
4,045,578	4.00%, 09/01/2052	3,854,615
942,695	4.50%, 09/01/2052	928,065
487,118	5.00%, 09/01/2052	489,349
1,557,044	5.50%, 09/01/2052	1,588,531
2,160,126	4.50%, 10/01/2052	2,124,052
1,906,115	5.00%, 10/01/2052	1,915,761
798,955	4.50%, 11/01/2052	788,212
2,879,101	5.00%, 11/01/2052	2,903,926
699,571	5.50%, 11/01/2052	716,439
1,061,294	4.00%, 12/01/2052	1,007,922
2,573,550	5.50%, 12/01/2052	2,632,914
1,780,582	6.00%, 12/01/2052	1,846,041
654,664	4.00%, 01/01/2053	624,579
958,086	4.50%, 01/01/2053	938,833
1,375,324	5.50%, 01/01/2053	1,404,229
447,532	6.00%, 01/01/2053	465,632
430,320	6.50%, 01/01/2053	447,029
711,521	5.50%, 02/01/2053	730,114
401,800	6.00%, 02/01/2053	418,265
248,232	7.00%, 02/01/2053	261,231
579,216	6.50%, 03/01/2053	602,967
1,961,614	5.00%, 04/01/2053	1,964,027
1,348,708	5.50%, 04/01/2053	1,372,473
609,184	6.00%, 04/01/2053	628,378
204,980	6.50%, 04/01/2053	214,557
405,916	4.00%, 05/01/2053	386,807
1,473,271	5.00%, 05/01/2053	1,476,278
793,486	5.50%, 05/01/2053	806,638
1,890,231	6.00%, 05/01/2053	1,961,008
778,153	6.50%, 05/01/2053	811,563
1,035,794	4.00%, 06/01/2053	983,467
1,717,095	5.00%, 06/01/2053	1,720,713
639,525	4.50%, 07/01/2053	626,143
810,055	5.00%, 07/01/2053	815,906
562,531	5.50%, 07/01/2053	575,636
1,020,645	6.00%, 07/01/2053	1,055,031
824,143	6.50%, 07/01/2053	857,605
4,815,719	5.50%, 08/01/2053	4,925,431
366,844	6.00%, 08/01/2053	381,634
580,382	6.50%, 08/01/2053	612,578
581,591	5.50%, 09/01/2053	595,679
2,380,692	6.00%, 09/01/2053	2,449,476
562,920	6.00%, 10/01/2053	579,953
1,483,785	6.50%, 10/01/2053	1,545,787
2,206,187	5.00%, 11/01/2053	2,207,764
966,022	5.50%, 11/01/2053	991,325
1,297,803	6.00%, 11/01/2053	1,347,084
2,492,769	6.50%, 11/01/2053	2,594,471
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 3,877,881	6.00%, 12/01/2053	$ 3,993,734
1,356,323	6.50%, 12/01/2053	1,411,016
443,027	7.00%, 12/01/2053	466,362
329,099	5.50%, 01/01/2054	334,140
1,269,728	6.50%, 01/01/2054	1,320,164
2,273,599	7.00%, 01/01/2054	2,406,652
127,023	7.50%, 01/01/2054	134,858
659,744	4.50%, 02/01/2054	644,235
1,106,231	6.50%, 02/01/2054	1,161,306
467,413	7.00%, 02/01/2054	491,433
214,177	7.50%, 02/01/2054	227,091
3,817,171	5.50%, 03/01/2054	3,883,654
695,701	6.50%, 03/01/2054	734,053
1,042,295	4.00%, 04/01/2054	988,985
652,643	7.00%, 06/01/2054	689,225
517,072	4.50%, 07/01/2054	504,915
4,649,477	6.00%, 08/01/2054	4,774,373
1,250,188	6.50%, 08/01/2054	1,298,673
5,138,453	6.00%, 09/01/2054	5,293,843
3,255,261	5.50%, 10/01/2054	3,302,167
1,419,612	5.00%, 11/01/2054	1,416,600
1,063,664	4.00%, 12/01/2054	1,011,883
2,582,812	5.00%, 12/01/2054	2,576,400
3,819,347	5.50%, 12/01/2054	3,873,599
7,369,491	6.00%, 12/01/2054	7,569,048
1,747,468	5.00%, 01/01/2055	1,751,689
3,893,064	5.50%, 01/01/2055	3,948,364
1,827,808	6.50%, 01/01/2055	1,898,695
730,947	6.50%, 02/01/2055	759,282
1,026,801	6.00%, 03/01/2055	1,054,411
750,779	6.50%, 04/01/2055	779,884
635,847	7.00%, 06/01/2055	668,498
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2017-M4 Class A2
661,957	2.57%, 12/25/2026(d)	653,741
	Series 2017-M5 Class A2
332,480	3.02%, 04/25/2029(d)	324,885
	Series 2018-M12 Class A2
348,657	3.63%, 08/25/2030(d)	342,609
	Series 2018-M14 Class A2
1,318,705	3.58%, 08/25/2028(d)	1,306,431
	Series 2019-M1 Class A2
1,413,408	3.56%, 09/25/2028(d)	1,402,056
	Series 2019-M22 Class A2
1,917,163	2.52%, 08/25/2029	1,832,699
	Series 2020-M1 Class A2
650,000	2.44%, 10/25/2029	611,626
	Series 21-M12 Class 2A2
1,000,000	2.13%, 05/25/2033(d)	854,082
	Government National Mortgage Association
255	3.50%, 02/15/2026	255
55,208	5.00%, 11/15/2033	56,423
10,855	5.50%, 12/15/2035	11,153
15,549	5.00%, 12/20/2035	15,940
31,654	6.00%, 01/20/2036	33,218

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 35,858	5.50%, 02/20/2036	$ 37,148
209,660	2.50%, 05/20/2036	199,668
97,489	2.00%, 06/20/2036	90,734
138,840	2.00%, 12/20/2036	129,893
218,301	5.00%, 06/15/2039	224,566
71,554	4.00%, 05/20/2040	69,856
62,451	4.50%, 07/20/2040	62,902
60,666	4.50%, 09/20/2040	61,064
247,866	4.00%, 10/15/2040	238,866
382,319	4.50%, 07/20/2041	384,884
113,348	4.00%, 09/15/2041	109,771
24,736	4.50%, 12/20/2041	24,900
493,510	2.50%, 12/20/2042	440,659
138,870	3.00%, 02/15/2043	127,609
995,386	3.50%, 02/20/2043	934,228
552,890	3.50%, 09/20/2043	519,709
1,465,807	3.50%, 06/20/2044	1,366,907
547,111	3.50%, 10/20/2044	510,813
438,626	4.50%, 11/20/2044	436,992
581,264	4.00%, 02/20/2045	561,953
536,515	3.00%, 06/20/2045	489,949
759,867	3.50%, 07/20/2045	707,927
412,096	3.00%, 08/20/2045	375,409
418,883	4.00%, 08/20/2045	401,482
946,929	3.50%, 10/20/2045	882,198
379,678	3.50%, 12/20/2045	353,272
398,540	3.50%, 02/20/2046	371,301
130,953	4.00%, 03/20/2046	126,508
540,271	3.00%, 07/20/2046	492,269
498,954	3.00%, 08/20/2046	454,098
1,650,933	3.00%, 09/20/2046	1,503,473
1,357,588	3.50%, 10/20/2046	1,263,389
2,021,501	3.00%, 12/20/2046	1,840,826
734,566	3.50%, 12/20/2046	682,204
2,742,408	3.00%, 01/20/2047	2,497,500
881,174	4.50%, 02/20/2047	877,756
3,540,327	3.50%, 04/20/2047	3,290,959
399,215	4.00%, 06/20/2047	384,765
449,749	3.50%, 07/20/2047	417,744
481,193	3.50%, 08/20/2047	448,585
473,579	4.00%, 09/20/2047	451,002
346,205	4.50%, 11/15/2047	340,501
1,721,803	3.00%, 02/20/2048	1,565,406
280,494	4.00%, 02/20/2048	269,983
511,388	4.00%, 03/20/2048	492,132
431,581	4.50%, 03/20/2048	429,106
102,396	5.00%, 11/20/2048	104,043
1,956,905	4.00%, 12/20/2048	1,878,526
985,028	4.50%, 12/20/2048	975,931
360,541	4.00%, 02/20/2049	345,770
203,545	4.50%, 03/20/2049	201,624
709,142	3.50%, 04/20/2049	654,115
256,958	3.50%, 05/20/2049	237,427
1,463,296	4.00%, 05/20/2049	1,395,572
114,488	2.50%, 08/20/2049	99,547
430,538	3.50%, 09/20/2049	397,279
507,070	2.50%, 10/20/2049	440,137
1,293,650	3.00%, 10/20/2049	1,168,966
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,537,749	3.00%, 11/20/2049	$ 1,388,070
110,456	5.00%, 11/20/2049	112,302
470,698	3.00%, 12/20/2049	424,572
1,047,370	3.00%, 01/20/2050	927,328
346,649	2.50%, 02/20/2050	300,186
813,817	3.00%, 02/20/2050	733,463
2,877,858	2.50%, 03/20/2050	2,495,350
1,314,073	3.50%, 04/20/2050	1,211,514
224,786	5.00%, 04/20/2050	228,534
1,487,807	2.50%, 06/20/2050	1,285,929
875,981	4.00%, 06/20/2050	838,305
623,711	3.00%, 07/20/2050	562,059
2,343,098	2.00%, 08/20/2050	1,941,965
5,068,574	2.50%, 08/20/2050	4,379,177
1,476,230	3.00%, 08/20/2050	1,329,856
1,665,102	3.50%, 08/20/2050	1,529,522
146,786	4.00%, 08/20/2050	139,533
347,321	2.50%, 09/20/2050	300,073
491,199	3.50%, 09/20/2050	452,558
3,341,780	2.00%, 10/20/2050	2,769,534
1,115,292	2.50%, 10/20/2050	964,778
2,288,386	3.00%, 10/20/2050	2,065,828
1,676,448	2.50%, 11/20/2050	1,455,381
934,086	3.50%, 11/20/2050	861,379
5,275,397	2.00%, 12/20/2050	4,370,361
2,959,536	2.50%, 12/20/2050	2,555,150
1,523,256	2.00%, 01/20/2051	1,253,405
909,199	2.50%, 01/20/2051	785,236
877,607	3.00%, 01/20/2051	792,477
620,165	4.00%, 01/20/2051	593,336
1,408,084	2.00%, 02/20/2051	1,166,516
103,137	2.50%, 02/20/2051	89,045
3,306,330	2.00%, 03/20/2051	2,739,103
2,209,916	2.50%, 03/20/2051	1,907,271
768,958	1.50%, 04/20/2051	607,678
1,639,836	2.00%, 04/20/2051	1,358,509
852,085	2.50%, 05/20/2051	735,388
534,406	3.00%, 05/20/2051	480,804
1,787,734	2.50%, 06/20/2051	1,542,886
362,023	3.50%, 06/20/2051	334,601
609,984	3.00%, 07/20/2051	548,802
1,011,667	2.00%, 08/20/2051	838,107
613,313	2.50%, 08/20/2051	529,311
1,631,071	3.00%, 08/20/2051	1,467,473
4,259,711	2.00%, 09/20/2051	3,528,924
5,166,946	2.50%, 09/20/2051	4,459,244
1,023,693	2.00%, 10/20/2051	848,070
2,196,821	2.50%, 10/20/2051	1,895,926
1,014,601	3.00%, 10/20/2051	912,836
79,074	5.00%, 10/20/2051	79,715
2,127,337	2.00%, 11/20/2051	1,762,376
979,182	2.50%, 11/20/2051	845,063
1,476,683	3.00%, 11/20/2051	1,328,570
1,274,861	3.50%, 11/20/2051	1,170,412
4,874,352	2.00%, 12/20/2051	4,038,119
10,374,451	2.50%, 12/20/2051	8,953,437
8,295,927	2.00%, 01/20/2052	6,872,696
597,136	2.50%, 01/20/2052	515,346

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,577,244	3.00%, 01/20/2052	$ 1,420,250
1,865,563	2.00%, 02/20/2052	1,545,511
837,007	2.50%, 02/20/2052	722,361
1,326,400	3.00%, 02/20/2052	1,193,360
3,497,331	2.00%, 03/20/2052	2,897,336
285,620	3.00%, 03/20/2052	256,972
995,018	3.50%, 03/20/2052	916,899
3,744,669	2.50%, 04/20/2052	3,231,751
2,583,981	3.00%, 04/20/2052	2,324,805
797,388	3.50%, 04/20/2052	732,236
1,743,023	4.00%, 04/20/2052	1,660,776
1,641,590	3.00%, 05/20/2052	1,476,937
1,340,829	3.50%, 05/20/2052	1,234,998
1,350,438	3.50%, 06/20/2052	1,241,768
2,179,850	4.00%, 06/20/2052	2,077,662
2,103,217	4.50%, 06/20/2052	2,065,142
1,515,355	3.50%, 07/20/2052	1,393,412
867,460	5.50%, 07/20/2052	883,218
224,985	4.50%, 08/20/2052	220,877
2,498,880	5.00%, 08/20/2052	2,504,106
387,333	3.50%, 09/20/2052	357,719
1,677,170	4.00%, 09/20/2052	1,597,679
1,443,325	4.50%, 09/20/2052	1,416,526
306,091	5.50%, 09/20/2052	311,527
1,057,250	4.00%, 10/20/2052	1,005,725
2,364,543	4.50%, 10/20/2052	2,320,275
1,216,090	5.00%, 10/20/2052	1,218,821
1,402,878	3.50%, 11/20/2052	1,286,296
737,683	4.00%, 11/20/2052	701,732
1,553,834	4.50%, 11/20/2052	1,524,743
454,542	5.00%, 11/20/2052	455,283
699,382	5.50%, 11/20/2052	712,698
277,176	4.50%, 12/20/2052	271,851
1,397,542	5.00%, 12/20/2052	1,400,178
1,016,408	5.50%, 12/20/2052	1,034,961
330,941	6.00%, 12/20/2052	339,975
1,041,321	4.00%, 01/20/2053	991,901
1,117,574	5.00%, 01/20/2053	1,119,104
1,547,757	6.00%, 01/20/2053	1,589,417
420,421	6.50%, 01/20/2053	436,737
970,473	4.00%, 02/20/2053	924,668
476,010	4.50%, 02/20/2053	466,631
216,800	5.50%, 02/20/2053	220,525
782,113	5.00%, 04/20/2053	783,324
3,211,143	5.50%, 04/20/2053	3,262,839
177,827	6.00%, 04/20/2053	182,395
1,849,274	4.50%, 05/20/2053	1,811,253
2,669,168	5.00%, 05/20/2053	2,670,226
155,168	6.50%, 05/20/2053	160,827
296,335	3.00%, 06/20/2053	266,662
296,086	4.50%, 06/20/2053	289,671
205,205	5.00%, 06/20/2053	205,732
808,379	5.50%, 06/20/2053	821,155
428,048	6.50%, 06/20/2053	444,168
2,017,858	5.00%, 07/20/2053	2,021,331
1,958,304	5.50%, 07/20/2053	1,990,217
867,442	6.00%, 07/20/2053	888,312
441,666	6.50%, 07/20/2053	458,177
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 348,315	4.50%, 08/20/2053	$ 341,146
335,006	5.00%, 08/20/2053	335,575
1,344,734	6.00%, 08/20/2053	1,381,310
2,857,459	5.50%, 09/20/2053	2,906,838
1,820,202	6.00%, 09/20/2053	1,863,251
153,148	6.50%, 09/20/2053	158,788
1,315,126	6.00%, 10/20/2053	1,342,339
174,959	6.50%, 10/20/2053	181,353
326,287	7.00%, 10/20/2053	337,715
96,017	7.50%, 10/20/2053	99,696
352,465	5.00%, 11/20/2053	353,581
315,378	6.50%, 11/20/2053	326,515
485,583	6.50%, 12/20/2053	502,614
364,404	7.00%, 12/20/2053	377,634
906,060	3.00%, 01/20/2054	818,134
1,564,678	5.50%, 01/20/2054	1,586,328
455,867	6.50%, 01/20/2054	472,185
1,968,400	4.50%, 04/20/2054	1,919,661
905,786	5.00%, 04/20/2054	906,145
119,062	6.50%, 04/20/2054	123,244
857,263	5.50%, 05/20/2054	867,227
515,700	6.50%, 06/20/2054	533,923
1,307,922	6.00%, 07/20/2054	1,333,770
744,302	6.50%, 07/20/2054	769,898
3,075,320	5.00%, 08/20/2054	3,072,428
652,743	6.00%, 08/20/2054	666,245
913,606	5.00%, 09/20/2054	912,654
2,425,358	5.50%, 09/20/2054	2,453,549
3,449,350	6.00%, 09/20/2054	3,517,519
282,742	6.50%, 09/20/2054	292,655
927,482	7.00%, 09/20/2054	956,880
1,053,542	4.00%, 10/20/2054	995,984
978,268	4.50%, 10/20/2054	953,892
2,955,434	5.00%, 10/20/2054	2,952,049
5,708,847	5.50%, 10/20/2054	5,775,204
1,681,631	6.00%, 10/20/2054	1,714,865
1,005,234	4.50%, 11/20/2054	980,187
2,956,456	5.00%, 11/20/2054	2,951,482
1,739,895	5.50%, 11/20/2054	1,761,745
1,136,766	6.50%, 11/20/2054	1,175,976
2,038,467	4.50%, 12/20/2054	1,987,674
4,497,406	5.00%, 12/20/2054	4,492,024
7,845,934	5.50%, 12/20/2054	7,937,133
4,877,816	6.00%, 12/20/2054	4,974,217
1,569,945	4.50%, 01/20/2055	1,530,822
990,677	5.00%, 01/20/2055	989,466
1,645,337	5.50%, 01/20/2055	1,663,247
345,780	6.00%, 01/20/2055	352,614
476,953	6.50%, 06/20/2055	493,351
997,544	5.50%, 07/20/2055	1,007,912
973,853	6.00%, 07/20/2055	994,247
958,297	6.50%, 08/20/2055	991,244
		1,176,625,959
TOTAL MORTGAGE-BACKED SECURITIES — 25.22% (Cost $1,266,886,225)		$1,207,027,801

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
MUNICIPAL BONDS AND NOTES
$ 750,000	City of Houston Texas Combined Utility System Revenue Series B, RB 3.83%, 05/15/2028	$ 751,767
2,000,000	Port of Morrow Oregon, RB 2.99%, 09/01/2036	1,731,545
794,020	State of Illinois, GO 5.10%, 06/01/2033	813,767
990,000	University of North Carolina at Chapel Hill, RB 3.85%, 12/01/2034	961,035
TOTAL MUNICIPAL BONDS AND NOTES — 0.09% (Cost $4,549,015)		$4,258,114
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
4,000,000	1.00%, 10/07/2026	3,922,362
1,000,000	1.25%, 12/21/2026	978,411
5,000,000	3.25%, 11/16/2028(a)	4,971,268
2,000,000	Federal Home Loan Mortgage Corp 4.55%, 02/11/2028	2,001,546
5,000,000	Federal National Mortgage Association 2.13%, 04/24/2026	4,977,002
	Tennessee Valley Authority
1,000,000	1.50%, 09/15/2031(a)	878,134
1,200,000	4.88%, 05/15/2035	1,241,551
1,000,000	4.25%, 09/15/2052	850,032
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.41% (Cost $20,143,598)		$19,820,306
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
7,028,000	0.75%, 08/31/2026	6,899,424
25,000,000	2.00%, 11/15/2026	24,669,677
31,000,000	1.25%, 12/31/2026	30,313,396
24,500,000	1.50%, 01/31/2027	23,976,503
11,100,000	0.63%, 03/31/2027	10,716,270
11,000,000	0.50%, 04/30/2027	10,576,758
17,000,000	2.38%, 05/15/2027	16,743,672
18,000,000	3.88%, 05/31/2027	18,092,109
12,500,000	0.50%, 06/30/2027	11,961,426
4,000,000	3.25%, 06/30/2027	3,986,250
10,000,000	2.25%, 08/15/2027	9,805,469
25,200,000	3.75%, 08/15/2027	25,304,344
27,000,000	0.38%, 09/30/2027	25,591,992
12,600,000	3.50%, 09/30/2027	12,602,461
15,000,000	0.50%, 10/31/2027	14,213,086
12,900,000	4.13%, 11/15/2027	13,047,141
13,000,000	0.63%, 12/31/2027	12,289,063
8,000,000	2.75%, 02/15/2028	7,879,375
26,000,000	1.13%, 02/29/2028	24,729,453
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$22,500,000	1.25%, 04/30/2028	$ 21,375,000
14,300,000	3.50%, 04/30/2028	14,297,766
18,800,000	2.88%, 05/15/2028	18,531,953
27,000,000	1.25%, 05/31/2028	25,599,375
10,000,000	1.25%, 06/30/2028	9,464,453
17,900,000	4.00%, 06/30/2028	18,109,766
36,500,000	1.00%, 07/31/2028	34,247,266
30,500,000	4.13%, 07/31/2028	30,955,117
6,500,000	3.63%, 08/15/2028	6,516,504
30,474,000	1.13%, 08/31/2028	28,627,704
31,000,000	4.63%, 09/30/2028	31,876,719
32,000,000	4.88%, 10/31/2028	33,133,750
22,000,000	3.13%, 11/15/2028	21,754,218
33,000,000	1.38%, 12/31/2028	30,982,617
28,500,000	4.00%, 01/31/2029	28,862,930
29,700,000	2.63%, 02/15/2029	28,878,609
37,000,000	2.38%, 03/31/2029	35,647,188
41,000,000	4.13%, 03/31/2029	41,679,063
29,500,000	2.38%, 05/15/2029	28,363,789
29,000,000	2.75%, 05/31/2029	28,222,890
18,500,000	3.25%, 06/30/2029	18,288,984
15,000,000	4.25%, 06/30/2029	15,316,992
24,600,000	4.00%, 07/31/2029	24,918,070
34,630,000	1.63%, 08/15/2029	32,326,293
28,500,000	3.13%, 08/31/2029	28,019,062
7,100,000	3.63%, 08/31/2029	7,098,891
12,000,000	4.00%, 10/31/2029	12,157,032
49,000,000	3.88%, 12/31/2029	49,415,351
4,000,000	4.38%, 12/31/2029	4,106,875
41,700,000	4.00%, 02/28/2030	42,231,024
34,500,000	3.88%, 04/30/2030	34,769,531
43,760,000	0.63%, 05/15/2030	38,401,109
11,500,000	3.75%, 06/30/2030	11,527,402
7,200,000	3.88%, 06/30/2030	7,254,281
45,928,000	0.63%, 08/15/2030	39,964,537
3,400,000	3.63%, 09/30/2030	3,386,852
41,020,000	0.88%, 11/15/2030	35,858,851
10,000,000	3.50%, 11/30/2030	9,899,219
10,000,000	3.75%, 12/31/2030	10,005,078
3,000,000	4.00%, 01/31/2031	3,034,570
16,100,000	4.63%, 05/31/2031	16,757,836
13,000,000	4.25%, 06/30/2031	13,294,531
15,700,000	4.13%, 07/31/2031	15,955,125
19,300,000	1.25%, 08/15/2031	16,814,371
15,350,000	3.75%, 08/31/2031	15,299,033
7,200,000	3.63%, 09/30/2031	7,128,000
2,000,000	1.38%, 11/15/2031	1,742,109
7,000,000	4.50%, 12/31/2031	7,243,906
23,200,000	4.38%, 01/31/2032	23,845,250
8,500,000	1.88%, 02/15/2032	7,580,605
29,300,000	4.00%, 04/30/2032	29,489,992
15,800,000	2.88%, 05/15/2032	14,897,672
40,500,000	4.00%, 07/31/2032	40,711,992
5,000,000	2.75%, 08/15/2032	4,660,742
3,000,000	3.88%, 09/30/2032	2,990,742
23,800,000	3.50%, 02/15/2033	23,129,695
26,000,000	3.38%, 05/15/2033	24,995,547
11,900,000	3.88%, 08/15/2033	11,800,988

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$17,200,000	4.50%, 11/15/2033	$ 17,759,672
7,000,000	4.00%, 02/15/2034	6,978,125
11,100,000	4.38%, 05/15/2034	11,343,246
8,800,000	3.88%, 08/15/2034	8,664,563
12,600,000	4.25%, 11/15/2034	12,732,399
13,100,000	4.63%, 02/15/2035	13,597,902
13,900,000	4.25%, 05/15/2035	14,015,109
37,410,000	4.25%, 08/15/2035	37,678,884
5,000,000	4.00%, 11/15/2035	4,928,125
9,500,000	1.13%, 05/15/2040	6,027,676
15,300,000	1.13%, 08/15/2040	9,609,118
7,500,000	1.38%, 11/15/2040	4,867,969
21,500,000	1.88%, 02/15/2041	15,019,766
35,901,000	1.75%, 08/15/2041	24,223,358
4,000,000	2.00%, 11/15/2041	2,791,719
14,500,000	2.38%, 02/15/2042	10,673,360
19,000,000	3.25%, 05/15/2042	15,845,703
22,500,000	3.38%, 08/15/2042	19,012,500
22,500,000	3.13%, 02/15/2043	18,197,754
11,400,000	3.88%, 05/15/2043	10,226,602
7,900,000	4.75%, 11/15/2043	7,900,926
7,400,000	4.63%, 05/15/2044	7,265,297
23,100,000	4.13%, 08/15/2044	21,200,566
27,400,000	3.00%, 11/15/2044	21,190,047
1,900,000	4.63%, 11/15/2044	1,861,852
10,000,000	2.50%, 02/15/2045	7,082,031
14,320,000	4.75%, 02/15/2045	14,247,281
16,000,000	4.88%, 08/15/2045	16,155,000
5,000,000	4.63%, 11/15/2045	4,885,938
28,870,000	2.50%, 02/15/2046	20,104,120
4,500,000	3.00%, 02/15/2047	3,387,832
2,100,000	2.75%, 11/15/2047	1,496,004
9,000,000	1.38%, 08/15/2050	4,425,117
10,000,000	1.63%, 11/15/2050	5,250,000
12,500,000	1.88%, 02/15/2051	6,985,351
28,976,000	2.00%, 08/15/2051	16,598,947
4,000,000	1.88%, 11/15/2051	2,210,938
12,000,000	2.25%, 02/15/2052	7,280,625
16,500,000	2.88%, 05/15/2052	11,529,375
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$31,400,000	3.00%, 08/15/2052	$ 22,489,023
21,500,000	3.63%, 02/15/2053	17,406,602
22,000,000	3.63%, 05/15/2053	17,796,797
16,500,000	4.13%, 08/15/2053	14,606,367
4,100,000	4.25%, 02/15/2054	3,706,656
3,800,000	4.63%, 05/15/2054	3,659,727
18,000,000	4.25%, 08/15/2054	16,274,531
12,700,000	4.50%, 11/15/2054	11,978,680
17,750,000	4.63%, 02/15/2055	17,173,125
17,600,000	4.75%, 05/15/2055	17,294,751
14,311,000	4.75%, 08/15/2055	14,132,113
5,000,000	4.63%, 11/15/2055	4,817,188
TOTAL U.S. TREASURY BONDS AND NOTES — 44.57% (Cost $2,217,324,291)		$2,133,429,043
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
17,546,786	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(e), 3.71%(f)	17,546,786
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.37% (Cost $17,546,786)		$17,546,786
TOTAL INVESTMENTS — 97.33% (Cost $4,840,439,490)		$4,658,864,475
OTHER ASSETS & LIABILITIES, NET — 2.67%		$127,802,117
TOTAL NET ASSETS — 100.00%		$4,786,666,592

(a)	All or a portion of the security is on loan as of December 31, 2025.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the aggregate fair value of 144A securities was $16,356,212, representing 0.34% of net assets.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of December 31, 2025.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Interest rate shown reflects the rate in effect as of December 31, 2025.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of December 31, 2025.
GO	General Obligation Bonds
LP	Limited Partnership
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Municipal Bonds And Notes — 0.05%
345,000	Louisiana Local Government Environmental Facilities & Community Development Authority, RB 4.28%, 02/01/2036	$ 342,248
Non-Agency — 7.43%
	Affirm Asset Securitization Trust(b)
	Series 2024-A Class A
180,000	5.61%, 02/15/2029	180,278
	Series 2024-B Class A
495,000	4.62%, 09/15/2029	496,309
	Series 2024-X2 Class A
8,234	5.22%, 12/17/2029	8,235
385,000	Affirm Master Trust(b) Series 2025-2A Class A 4.67%, 07/15/2033	387,603
	AGL Ltd(b)(c)
	Series 2024-34A Class A1
1,625,000	5.20%, 01/22/2038 3-mo. SOFR + 1.34%	1,628,240
	Series 2025-44A Class A
1,500,000	5.10%, 10/22/2037 3-mo. SOFR + 1.15%	1,498,614
255,000	Aligned Data Centers Issuer LLC(b) Series 2023-1A Class A2 6.00%, 08/17/2048	256,877
925,000	American Express Credit Account Master Trust Series 2025-3 Class A 4.51%, 04/15/2032	945,036
195,000	AMSR Trust(b) Series 2024-SFR2 Class A 4.15%, 11/17/2041	192,446
100,000	Amur Equipment Finance Receivables XIII LLC(b) Series 2024-1A Class B 5.37%, 01/21/2031	102,085
290,000	Amur Equipment Finance Receivables XV LLC(b) Series 2025-1A Class B 5.18%, 11/20/2031	296,133
250,000	Ares European XXI Designated Activity Co(b)(c) Series 21A Class B EUR, 3.71%, 04/15/2038 3-mo. EURIBOR + 1.70%	292,328
500,000	Arini European VII Designated Activity Co(b)(c) Series 7A Class B EUR, 3.90%, 01/15/2039 3-mo. EURIBOR + 1.80%	587,534
195,000	Auxilior Term Funding LLC(b) Series 2024-1A Class A3 5.49%, 07/15/2031	198,525
245,000	Avis Budget Rental Car Funding AESOP LLC(b) Series 2024-3A Class A 5.23%, 12/20/2030	252,596
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Barclays Dryrock Issuance Trust
	Series 2023-1 Class A
1,100,000	4.72%, 02/15/2029	$ 1,102,556
	Series 2025-1 Class A
725,000	3.97%, 07/15/2031	726,653
360,000	Barings Ltd(b)(c) Series 2024-1A Class B 5.98%, 01/20/2037 3-mo. SOFR + 2.10%	360,518
455,000	Battalion XXV Ltd(b)(c) Series 2024-25A Class B 6.08%, 03/13/2037 3-mo. SOFR + 2.20%	455,869
275,000	Benefit Street Partners XXXI Ltd(b)(c) Series 2023-31A Class BR 5.61%, 04/25/2038 3-mo. SOFR + 1.75%	275,782
410,000	BlueMountain XXIV Ltd(b)(c) Series 2019-24A Class AR 5.25%, 04/20/2034 3-mo. SOFR + 1.36%	410,510
375,000	Bridgecrest Lending Auto Securitization Trust Series 2025-4 Class B 4.30%, 08/15/2031	375,158
	Carlyle Global Market Strategies Ltd(b)(c)
	Series 2021-1A Class A1AR
550,000	5.27%, 01/15/2040 3-mo. SOFR + 1.37%	551,989
	Series 2021-8A Class A1R
1,125,000	5.25%, 10/15/2038 3-mo. SOFR + 1.27%	1,127,003
	Series 2024-2A Class B
700,000	5.91%, 04/25/2037 3-mo. SOFR + 2.05%	701,877
	Series 2025-3A Class A
1,350,000	5.46%, 07/25/2038 3-mo. SOFR + 1.38%	1,354,982
1,520,000	CarVal IV Ltd(b)(c) Series 2021-1A Class A1R 5.18%, 03/31/2038 3-mo. SOFR + 1.30%	1,522,058
67,359	Cascade MH Asset Trust(b) Series 2021-MH1 Class A1 1.75%, 02/25/2046	61,474
	CBAMR Ltd(b)(c)
	Series 2017-4A Class A1R
1,400,000	5.70%, 03/31/2038 3-mo. SOFR + 1.42%	1,405,508
	Series 2020-12A Class A1R2
890,000	4.92%, 01/20/2039 3-mo. SOFR + 1.25%	890,000
520,000	CCG Receivables Trust(b) Series 2025-2 Class B 4.58%, 08/15/2034	521,097

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Non-Agency — (continued)
435,000	Cedar Funding IX Ltd(b)(c) Series 2018-9A Class AR 5.30%, 07/20/2037 3-mo. SOFR + 1.42%	$ 436,128
	CF Hippolyta Issuer LLC(b)
	Series 2020-1 Class A1
107,372	1.69%, 07/15/2060	90,341
	Series 2020-1 Class A2
85,819	1.99%, 07/15/2060	71,953
	Series 2021-1A Class A1
93,133	1.53%, 03/15/2061	75,178
	Series 2022-1A Class A1
96,560	5.97%, 08/15/2062	94,987
625,000	Citibank Credit Card Issuance Trust Series 2025-A2 Class A 4.49%, 06/21/2032	637,078
104,522	Commercial Equipment Finance LLC(b) Series 2024-1A Class A 5.97%, 07/16/2029	105,649
425,000	Credit Acceptance Auto Loan Trust(b) Series 2024-2A Class B 6.11%, 08/15/2034	435,082
600,000	CVC Cordatus Loan Fund III Designated Activity Co(b)(c) Series 3A Class B1R3 EUR, 3.71%, 05/26/2038 3-mo. EURIBOR + 1.65%	696,047
511,680	DB Master Finance LLC(b) Series 2021-1A Class A23 2.79%, 11/20/2051	455,559
500,000	Discover Card Execution Note Trust Series 2023-A1 Class A 4.31%, 03/15/2028	500,510
	Domino's Pizza Master Issuer LLC(b)
	Series 2017-1A Class A23
611,000	4.12%, 07/25/2047	607,495
	Series 2019-1A Class A2
100,800	3.67%, 10/25/2049	97,026
	Series 2021-1A Class A2I
515,425	2.66%, 04/25/2051	489,924
255,000	Elmwood Ltd(b)(c) Series 2023-2A Class BR 5.64%, 04/16/2036 3-mo. SOFR + 1.75%	255,392
	Exeter Automobile Receivables Trust
	Series 2025-1A Class A2
44,760	4.70%, 09/15/2027	44,768
	Series 2025-1A Class A3
175,000	4.67%, 08/15/2028	175,308
	Series 2025-3A Class A3
550,000	4.78%, 07/16/2029	554,013
	Series 2025-4A Class B
170,000	4.40%, 05/15/2030	170,848
Principal Amount(a)		Fair Value
Non-Agency — (continued)
500,000	Fidelity Grand Harbour Designated Activiy Co(b)(c) Series 2023-1A Class B1R EUR, 3.81%, 02/15/2038 3-mo. EURIBOR + 1.75%	$ 586,862
	FirstKey Homes Trust(b)
	Series 2022-SFR1 Class A
139,297	4.15%, 05/19/2039	139,038
	Series 2022-SFR2 Class A
487,892	4.25%, 07/17/2039	487,702
625,000	Ford Credit Auto Owner Trust(b)(d) Series 2024-1 Class A 4.87%, 08/15/2036	640,935
	GLS Auto Receivables Issuer Trust(b)
	Series 2024-4A Class B
210,000	4.89%, 04/16/2029	211,324
	Series 2025-1A Class B
380,000	4.98%, 07/16/2029	383,806
130,000	GM Financial Revolving Receivables Trust(b) Series 2024-1 Class B 5.23%, 12/11/2036	133,335
500,000	GMF Floorplan Owner Revolving Trust(b) Series 2023-1 Class A1 5.34%, 06/15/2028	502,994
80,000	GreatAmerica Leasing Receivables Funding LLC(b) Series 2024-1 Class B 5.18%, 12/16/2030	81,582
	GreenSky Home Improvement Issuer Trust(b)
	Series 2025-2A Class A3
120,000	5.02%, 06/25/2060	121,752
	Series 2025-3A Class B
410,000	4.66%, 12/27/2060	410,821
500,000	Harvest Designated Activity Co(b)(c) Series 37A Class B EUR, 3.87%, 01/15/2039 3-mo. EURIBOR + 1.85%	587,685
190,000	Hertz Vehicle Financing III LLC(b) Series 2025-2A Class A 5.13%, 09/25/2031	192,988
673,257	Honda Auto Receivables Owner Trust Series 2023-4 Class A3 5.67%, 06/21/2028	680,605
103,705	JPMorgan Mortgage Trust(b)(c) Series 2023-HE3 Class A1 5.52%, 05/20/2054 1-mo. SOFR + 1.60%	104,042
650,000	Madison Park Funding Ltd(b)(c) Series 2025-40RA Class A 5.25%, 10/16/2038 3-mo. SOFR + 1.29%	651,689

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Non-Agency — (continued)
1,600,000	Magnetite XLVII Ltd(b)(c) Series 2024-47A Class A 5.19%, 01/25/2038 3-mo. SOFR + 1.33%	$ 1,603,518
	Navient Private Education Refi Loan Trust(b)
	Series 2021-EA Class A
109,264	0.97%, 12/16/2069	98,544
	Series 2021-FA Class A
149,484	1.11%, 02/18/2070	133,268
	Series 2023-A Class A
185,746	5.51%, 10/15/2071	190,913
675,000	Neuberger Berman Loan Advisers Ltd(b)(c) Series 2022-50A Class AR 5.11%, 07/23/2036 3-mo. SOFR + 1.25%	675,153
102,639	Nissan Auto Receivables Owner Trust Series 2023-B Class A3 5.93%, 03/15/2028	103,494
258,000	NMEF Funding LLC(b) Series 2025-B Class A2 4.64%, 01/18/2033	258,993
	OHA Credit Funding Ltd(b)(c)
	Series 2021-10RA Class A1
1,450,000	5.54%, 07/18/2037 3-mo. SOFR + 1.26%	1,452,110
	Series 2023-15RA Class A
2,350,000	5.17%, 07/20/2038 3-mo. SOFR + 1.29%	2,355,703
600,000	Penta Designated Activity Co(b)(c) Series 2021-2A Class BR EUR, 3.68%, 04/15/2038 3-mo. EURIBOR + 1.65%	695,273
130,000	Prestige Auto Receivables Trust(b) Series 2024-2A Class B 4.56%, 02/15/2029	129,688
	Progress Residential Trust(b)
	Series 2021-SFR8 Class A
389,640	1.51%, 10/17/2038	383,606
	Series 2022-SFR3 Class A
133,229	3.20%, 04/17/2039	131,408
	Series 2022-SFR4 Class A
373,320	4.44%, 05/17/2041	372,556
	Series 2022-SFR5 Class A
100,194	4.45%, 06/17/2039	100,143
	Series 2022-SFR7 Class A
165,970	4.75%, 10/27/2039	166,305
	Series 2023-SFR1 Class A
210,801	4.30%, 03/17/2040	210,406
	Series 2024-SFR2 Class A
217,627	3.30%, 04/17/2041	210,086
	Series 2025-SFR1 Class A
373,503	3.40%, 02/17/2042	358,358
Principal Amount(a)		Fair Value
Non-Agency — (continued)
595,000	RAD Ltd(b)(c) Series 2021-12A Class A1AR 5.16%, 07/30/2040 3-mo. SOFR + 1.32%	$ 596,880
	Retained Vantage Data Centers Issuer LLC(b)
	Series 2023-1A Class A2A
455,000	5.00%, 09/15/2048	453,581
	Series 2024-1A Class A2
255,000	4.99%, 09/15/2049	252,829
	RR Ltd(b)(c)
	Series 2022-23A Class A2R2
540,000	5.55%, 07/15/2037 3-mo. SOFR + 1.65%	541,384
	Series 2023-26A Class A2R
250,000	5.40%, 04/15/2038 3-mo. SOFR + 1.50%	250,108
75,000	Sabey Data Center Issuer LLC(b) Series 2024-1 Class A2 6.00%, 04/20/2049	75,822
	Santander Drive Auto Receivables Trust
	Series 2025-1 Class A2
31,729	4.76%, 08/16/2027	31,739
	Series 2025-1 Class A3
575,000	4.74%, 01/16/2029	576,205
125,000	SCF Equipment Leasing LLC(b) Series 2024-1A Class A3 5.52%, 01/20/2032	127,396
1,300,000	Sculptor XXXIV Ltd(b)(c) Series 34A Class A1 5.25%, 01/20/2038 3-mo. SOFR + 1.37%	1,303,831
	Securitized Term Auto Receivables Trust(b)
	Series 2025-A Class B
62,242	5.04%, 07/25/2031	62,807
	Series 2025-B Class B
240,278	4.93%, 12/29/2032	242,344
535,000	Sound Point Euro Funding Designated Activity Co(b)(c) Series 14A Class B EUR, 3.60%, 04/20/2039 3-mo. EURIBOR + 1.60%	623,060
150,000	Stack Infrastructure Issuer LLC(b) Series 2024-1A Class A2 5.90%, 03/25/2049	151,863
190,840	Stream Innovations Issuer Trust(b) Series 2025-1A Class A 5.05%, 09/15/2045	192,701
86,873	Sunnova Hestia I Issuer LLC(b) Series 2023-GRID1 Class 1A 5.75%, 12/20/2050	86,903

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Non-Agency — (continued)
1,350,000	Symphony Ltd(b)(c) Series 2025-52A Class AR 5.01%, 01/20/2036 3-mo. SOFR + 1.15%	$ 1,350,000
1,000,000	Symphony XXV Ltd(b)(c) Series 2021-25A Class AR 4.87%, 04/19/2034 3-mo. SOFR + 1.05%	999,800
	Taco Bell Funding LLC(b)
	Series 2018-1A Class A2II
238,125	4.94%, 11/25/2048	238,576
	Series 2021-1A Class A23
437,213	2.54%, 08/25/2051	383,718
310,000	Texas Debt Capital Ltd(b)(c) Series 2023-1A Class BR 5.53%, 07/20/2038 3-mo. SOFR + 1.65%	311,346
	Tricon Residential Trust(b)
	Series 2024-SFR1 Class A
119,831	4.65%, 04/17/2041	120,018
	Series 2024-SFR4 Class A
292,690	4.30%, 11/17/2041	290,865
	Series 2025-SFR1 Class A
288,036	4.85%, 03/17/2042(c) 1-mo. SOFR + 1.10%	288,341
	Vantage Data Centers LLC(b)
	Series 2024-1A Class A2
540,000	5.10%, 09/15/2054	536,299
	Series 2025-1A Class A2
1,205,000	5.13%, 08/15/2055	1,196,469
300,000	VB-S1 Issuer LLC(b) Series 2024-1A Class C2 5.59%, 05/15/2054	302,402
106,237	VFI ABS LLC(b) Series 2025-1A Class A 4.78%, 06/24/2030	106,726
1,500,000	Warwick Capital Ltd(b)(c) Series 2023-1A Class AR 5.25%, 10/20/2038 3-mo. SOFR + 1.28%	1,502,251
	Wendy's Funding LLC(b)
	Series 2018-1A Class A2II
179,346	3.88%, 03/15/2048	176,280
	Series 2019-1A Class A2II
145,183	4.08%, 06/15/2049	141,366
408,775	Wingstop Funding LLC(b) Series 2020-1A Class A2 2.84%, 12/05/2050	396,041
365,000	Zayo Issuer LLC(b) Series 2025-1A Class A2 5.65%, 03/20/2055	370,748
		54,986,543
TOTAL ASSET-BACKED SECURITIES — 7.48% (Cost $54,766,523)		$55,328,791
Principal Amount(a)		Fair Value
CORPORATE BONDS AND NOTES
Basic Materials — 0.27%
	BHP Billiton Finance USA Ltd
80,000	5.13%, 02/21/2032	$ 82,941
95,000	4.90%, 02/28/2033	96,937
75,000	5.25%, 09/08/2033	77,911
	Glencore Funding LLC(b)
375,000	5.37%, 04/04/2029	387,009
120,000	6.38%, 10/06/2030	129,143
40,000	2.85%, 04/27/2031	36,897
425,000	2.63%, 09/23/2031	383,132
75,000	6.50%, 10/06/2033	82,833
75,000	5.63%, 04/04/2034	78,359
220,000	POSCO 5.75%, 01/17/2028	226,682
195,000	Rio Tinto Alcan Inc 6.13%, 12/15/2033	213,355
	Rio Tinto Finance USA PLC
65,000	5.00%, 03/14/2032	67,116
115,000	5.88%, 03/14/2065	118,774
		1,981,089
Communications — 2.88%
	Alphabet Inc
1,625,000	4.10%, 11/15/2030	1,629,987
1,105,000	5.35%, 11/15/2045	1,098,020
465,000	5.30%, 05/15/2065	437,325
315,000	5.70%, 11/15/2075	310,039
939,000	AppLovin Corp 5.50%, 12/01/2034	964,777
	AT&T Inc
555,000	1.65%, 02/01/2028	529,041
690,000	4.35%, 03/01/2029	693,597
420,000	British Telecommunications PLC 9.63%, 12/15/2030	512,699
	Charter Communications Operating LLC / Charter Communications Operating Capital
325,000	3.75%, 02/15/2028	320,398
85,000	6.65%, 02/01/2034	89,542
240,000	6.55%, 06/01/2034	252,421
545,000	6.38%, 10/23/2035	562,470
30,000	5.85%, 12/01/2035(e)	29,927
35,000	3.50%, 03/01/2042	24,281
115,000	5.75%, 04/01/2048	98,093
135,000	5.13%, 07/01/2049	105,644
150,000	5.25%, 04/01/2053	118,627
100,000	3.85%, 04/01/2061	59,591
85,000	4.40%, 12/01/2061	55,592
	Comcast Corp
418,000	5.30%, 06/01/2034	430,782
32,000	4.00%, 11/01/2049	23,596
105,000	2.80%, 01/15/2051	60,828
250,000	2.89%, 11/01/2051	146,198
221,000	2.94%, 11/01/2056	124,174
	Cox Communications Inc(b)
165,000	2.60%, 06/15/2031	146,955

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Communications — (continued)
55,000	5.45%, 09/01/2034	$ 54,118
215,000	5.95%, 09/01/2054	188,214
142,000	Expedia Group Inc 3.25%, 02/15/2030	136,188
	Meta Platforms Inc
575,000	3.50%, 08/15/2027	573,861
700,000	4.20%, 11/15/2030	701,479
625,000	4.88%, 11/15/2035	624,163
505,000	5.50%, 11/15/2045	490,365
90,000	5.63%, 11/15/2055	86,379
255,000	5.55%, 08/15/2064	236,537
465,000	5.75%, 11/15/2065	443,379
	Netflix Inc
390,000	5.88%, 11/15/2028	410,038
805,000	5.38%, 11/15/2029(b)	839,141
1,125,000	NTT Finance Corp(b) 5.17%, 07/16/2032	1,154,288
	Paramount Global
80,000	4.95%, 01/15/2031	76,930
5,000	4.20%, 05/19/2032	4,518
385,000	4.38%, 03/15/2043	267,790
256,000	5.85%, 09/01/2043	210,770
110,000	4.95%, 05/19/2050	77,031
915,000	Rogers Communications Inc 3.20%, 03/15/2027	905,810
	Time Warner Cable LLC
80,000	6.55%, 05/01/2037	81,637
200,000	4.50%, 09/15/2042	153,805
	T-Mobile USA Inc
444,000	3.75%, 04/15/2027	442,605
100,000	2.05%, 02/15/2028	95,995
120,000	2.40%, 03/15/2029	113,660
500,000	2.55%, 02/15/2031	456,792
300,000	2.88%, 02/15/2031	278,451
300,000	3.50%, 04/15/2031	286,818
95,000	5.13%, 05/15/2032	97,762
550,000	5.20%, 01/15/2033	567,680
45,000	5.05%, 07/15/2033	45,920
30,000	5.75%, 01/15/2034	31,783
145,000	4.70%, 01/15/2035	142,460
55,000	3.00%, 02/15/2041	40,983
	Uber Technologies Inc
350,000	4.50%, 08/15/2029(b)	350,043
530,000	4.80%, 09/15/2035	527,201
	Verizon Communications Inc
890,000	4.33%, 09/21/2028	897,319
350,000	2.55%, 03/21/2031	319,618
110,000	5.88%, 11/30/2055	108,680
		21,344,815
Consumer, Cyclical — 0.79%
	AutoNation Inc
75,000	1.95%, 08/01/2028	70,745
500,000	4.75%, 06/01/2030	504,732
	AutoZone Inc
85,000	6.55%, 11/01/2033	94,464
20,000	5.40%, 07/15/2034	20,704
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Choice Hotels International Inc
516,000	3.70%, 01/15/2031	$ 491,188
193,000	5.85%, 08/01/2034	196,775
372,000	Ford Motor Credit Co LLC 5.85%, 05/17/2027	377,651
125,000	General Motors Financial Co Inc 2.70%, 08/20/2027	122,183
100,000	Home Depot Inc 3.25%, 04/15/2032	94,137
630,000	Hyatt Hotels Corp 5.50%, 06/30/2034	649,344
360,000	Hyundai Capital America(b) 6.20%, 09/21/2030	383,789
	Las Vegas Sands Corp
200,000	5.63%, 06/15/2028	205,059
70,000	6.00%, 06/14/2030	73,353
170,000	Lennar Corp 4.75%, 11/29/2027	171,363
	Lowe's Cos Inc
75,000	3.10%, 05/03/2027	74,169
250,000	1.70%, 09/15/2028	235,515
	Marriott International Inc
275,000	5.00%, 10/15/2027	279,649
167,000	4.88%, 05/15/2029	170,628
675,000	2.85%, 04/15/2031	625,782
	McDonald's Corp
260,000	5.00%, 02/13/2036	262,112
235,000	3.63%, 09/01/2049	172,934
	O'Reilly Automotive Inc
88,000	4.70%, 06/15/2032	88,763
65,000	5.00%, 08/19/2034	65,472
225,000	Starbucks Corp 4.00%, 11/15/2028	224,718
	Tapestry Inc
145,000	5.10%, 03/11/2030	148,858
75,000	5.50%, 03/11/2035	76,678
		5,880,765
Consumer, Non-Cyclical — 4.98%
28,000	AbbVie Inc 4.25%, 11/21/2049	23,060
	Adventist Health System
1,025,000	4.74%, 12/01/2030	1,028,855
175,000	5.76%, 12/01/2034	180,485
675,000	Alcon Finance Corp(b) 3.00%, 09/23/2029	646,575
	Amgen Inc
457,000	5.25%, 03/02/2030	474,012
370,000	5.25%, 03/02/2033	383,010
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
352,000	4.70%, 02/01/2036	348,425
405,000	4.90%, 02/01/2046	374,580
25,000	Anheuser-Busch InBev Worldwide Inc 8.20%, 01/15/2039	32,243

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
480,000	Ascension Health 4.92%, 11/15/2035	$ 480,727
	Ashtead Capital Inc(b)
200,000	1.50%, 08/12/2026	196,586
377,000	5.80%, 04/15/2034	395,249
100,000	Bacardi Ltd / Bacardi-Martini BV(b) 5.40%, 06/15/2033	101,101
	Bacardi-Martini BV(b)
800,000	5.55%, 02/01/2030	825,187
170,000	6.00%, 02/01/2035	176,402
	BAT Capital Corp
120,000	5.83%, 02/20/2031	127,311
786,000	6.00%, 02/20/2034	841,578
135,000	5.63%, 08/15/2035	140,620
14,000	4.54%, 08/15/2047	11,613
100,000	Becton Dickinson & Co 4.67%, 06/06/2047	87,070
150,000	Bristol-Myers Squibb Co 2.95%, 03/15/2032	138,937
231,000	Bunge Ltd Finance Corp 4.20%, 09/17/2029	231,131
	Campbell's Co
511,000	5.40%, 03/21/2034	520,464
167,000	4.75%, 03/23/2035	161,398
	Cardinal Health Inc
380,000	5.00%, 11/15/2029	390,268
515,000	4.50%, 09/15/2030	519,879
	Cencora Inc
175,000	3.45%, 12/15/2027	173,449
736,000	2.70%, 03/15/2031	678,091
	Centene Corp
235,000	2.50%, 03/01/2031	202,939
115,000	2.63%, 08/01/2031	98,917
200,000	Chapman University 2.07%, 04/01/2031	175,014
	Cigna Group
360,000	1.25%, 03/15/2026	357,941
450,000	5.13%, 05/15/2031	465,030
260,000	4.88%, 09/15/2032	263,383
325,000	4.80%, 08/15/2038	311,194
169,000	Coca-Cola Consolidated Inc 5.45%, 06/01/2034	176,868
	CommonSpirit Health
350,000	4.35%, 09/01/2030	348,483
535,000	4.98%, 09/01/2035	528,706
440,000	6.46%, 11/01/2052	472,843
	Constellation Brands Inc
140,000	3.60%, 02/15/2028	138,699
250,000	2.25%, 08/01/2031	221,828
820,000	Cornell University 4.73%, 06/15/2035	821,867
50,000	CSL Finance PLC(b) 3.85%, 04/27/2027	49,944
	CVS Health Corp
170,000	3.25%, 08/15/2029	164,106
35,000	1.75%, 08/21/2030	31,088
80,000	1.88%, 02/28/2031	70,192
175,000	2.13%, 09/15/2031	153,731
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
55,000	5.45%, 09/15/2035	$ 56,299
393,000	4.78%, 03/25/2038	370,957
121,000	4.13%, 04/01/2040	103,403
480,000	DP World Crescent Ltd(b) 5.50%, 05/08/2035	494,837
370,000	Element Fleet Management Corp(b) 4.64%, 11/24/2030	371,032
	Eli Lilly & Co
530,000	4.55%, 10/15/2032	537,339
125,000	5.50%, 02/12/2055	125,107
	GE HealthCare Technologies Inc
200,000	5.91%, 11/22/2032	215,438
175,000	5.50%, 06/15/2035	181,814
170,000	4.95%, 12/15/2035	169,624
175,000	General Mills Inc 4.20%, 04/17/2028	175,569
525,000	Global Payments Inc 5.55%, 11/15/2035	521,814
775,000	Haleon US Capital LLC 3.38%, 03/24/2027	769,315
	HCA Inc
700,000	4.50%, 02/15/2027	701,523
220,000	3.50%, 09/01/2030	211,565
620,000	5.45%, 04/01/2031	647,093
	Howard University
100,000	2.80%, 10/01/2030	91,801
160,000	3.48%, 10/01/2041	125,478
	Humana Inc
350,000	5.38%, 04/15/2031	361,860
100,000	5.95%, 03/15/2034	104,873
205,000	5.55%, 05/01/2035	209,295
	J M Smucker Co
321,000	5.90%, 11/15/2028	336,315
197,000	6.20%, 11/15/2033	213,542
210,000	JBS USA Holding Lux SARL / JBS USA Food Co / JBS Lux Co SARL 6.75%, 03/15/2034	232,008
	JBS USA Holding Lux SARL / JBS USA Foods Group Holdings Inc / JBS USA Food Co(b)
250,000	5.50%, 01/15/2036	254,039
65,000	6.25%, 03/01/2056	64,693
465,000	6.38%, 04/15/2066	462,990
	JBS USA Holding Lux SARL/ JBS USA Food Co/ JBS Lux Co SARL
155,000	5.75%, 04/01/2033	161,931
100,000	7.25%, 11/15/2053	111,942
225,000	JDE Peet's NV(b) 1.38%, 01/15/2027	217,944
200,000	Kaiser Foundation Hospitals 2.81%, 06/01/2041	148,531
	Kenvue Inc
310,000	4.85%, 05/22/2032	316,999
155,000	5.05%, 03/22/2053	141,249

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
	Keurig Dr Pepper Inc
425,000	4.60%, 05/25/2028	$ 428,426
120,000	3.95%, 04/15/2029	118,633
10,000	3.20%, 05/01/2030	9,499
195,000	4.60%, 05/15/2030	196,007
408,000	2.25%, 03/15/2031	363,956
102,000	5.20%, 03/15/2031	104,814
190,000	4.05%, 04/15/2032	182,628
205,000	5.30%, 03/15/2034	209,035
55,000	5.15%, 05/15/2035	55,107
	Laboratory Corp of America Holdings
190,000	4.55%, 04/01/2032	189,795
151,000	4.80%, 10/01/2034	149,663
	Mars Inc(b)
170,000	4.60%, 03/01/2028	172,329
725,000	4.80%, 03/01/2030	740,923
1,350,000	5.00%, 03/01/2032	1,391,505
575,000	5.20%, 03/01/2035	591,002
720,000	5.65%, 05/01/2045	725,771
100,000	5.80%, 05/01/2065	100,348
315,000	Northwestern Memorial Healthcare Obligated Group 1.77%, 07/15/2031	276,974
325,000	PeaceHealth Obligated Group 4.34%, 11/15/2028	326,514
587,000	Pernod Ricard International Finance LLC(b) 1.63%, 04/01/2031	510,313
	Philip Morris International Inc
250,000	4.38%, 11/01/2027	252,193
35,000	5.13%, 11/17/2027	35,757
45,000	4.88%, 02/15/2028	45,864
270,000	5.13%, 02/15/2030	279,092
165,000	5.13%, 02/13/2031	170,974
80,000	4.75%, 11/01/2031	81,684
230,000	5.38%, 02/15/2033	240,508
130,000	5.63%, 09/07/2033	137,890
305,000	Quanta Services Inc 5.25%, 08/09/2034	312,718
	Royalty Pharma PLC
341,000	5.40%, 09/02/2034	349,295
750,000	5.20%, 09/25/2035	753,793
	Solventum Corp
206,000	5.40%, 03/01/2029	213,350
360,000	5.45%, 03/13/2031	375,524
260,000	5.60%, 03/23/2034	270,528
50,000	Sysco Corp 4.45%, 03/15/2048	42,328
	Thermo Fisher Scientific Inc
50,000	1.75%, 10/15/2028	47,202
670,000	4.47%, 10/07/2032	672,135
	UnitedHealth Group Inc
30,000	5.30%, 02/15/2030	31,277
475,000	5.00%, 04/15/2034	482,664
145,000	5.30%, 06/15/2035	150,129
115,000	2.75%, 05/15/2040	86,005
125,000	3.05%, 05/15/2041	94,775
65,000	3.75%, 10/15/2047	49,630
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
80,000	3.70%, 08/15/2049	$ 59,399
295,000	5.88%, 02/15/2053	297,462
61,000	5.05%, 04/15/2053	55,021
220,000	5.38%, 04/15/2054	207,581
40,000	4.95%, 05/15/2062	34,630
30,000	6.05%, 02/15/2063	30,640
90,000	5.75%, 07/15/2064	87,868
155,000	Viatris Inc 4.00%, 06/22/2050	103,224
50,000	VSP Optical Group Inc(b) 5.45%, 12/01/2035	50,333
		36,894,013
Energy — 1.60%
	Aker BP ASA(b)
165,000	5.25%, 10/30/2035	161,195
450,000	5.80%, 10/01/2054	409,137
115,000	BP Capital Markets America Inc 1.75%, 08/10/2030	103,407
	Cheniere Energy Partners LP
135,000	5.95%, 06/30/2033	143,150
385,000	5.55%, 10/30/2035(b)	393,616
	Columbia Pipelines Holding Co LLC(b)
185,000	5.00%, 11/17/2032	184,983
175,000	5.68%, 01/15/2034	180,308
	Columbia Pipelines Operating Co LLC(b)
100,000	5.93%, 08/15/2030	105,786
505,000	6.04%, 11/15/2033	540,581
	ConocoPhillips Co
173,000	3.80%, 03/15/2052	126,907
50,000	5.30%, 05/15/2053	46,577
115,000	4.03%, 03/15/2062	83,551
130,000	5.70%, 09/15/2063	125,246
230,000	5.65%, 01/15/2065	220,839
208,000	Coterra Energy Inc 5.60%, 03/15/2034	214,312
	Diamondback Energy Inc
200,000	5.40%, 04/18/2034	204,785
45,000	6.25%, 03/15/2053	45,430
25,000	5.75%, 04/18/2054	23,626
95,000	5.90%, 04/18/2064	89,677
205,000	DT Midstream Inc(b) 5.80%, 12/15/2034	212,748
85,000	Energy Transfer LP 5.00%, 05/15/2050	71,115
	Enterprise Products Operating LLC
225,000	4.60%, 01/15/2031	227,764
175,000	5.20%, 01/15/2036	178,140
45,000	3.30%, 02/15/2053	30,048
	EOG Resources Inc
20,000	4.40%, 01/15/2031	20,078
145,000	5.00%, 07/15/2032	148,521
265,000	5.35%, 01/15/2036	272,304
105,000	5.65%, 12/01/2054	102,696

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Energy — (continued)
190,000	Equinor ASA 3.63%, 04/06/2040	$ 160,585
337,888	Galaxy Pipeline Assets Bidco Ltd 2.94%, 09/30/2040	287,424
54,000	Hess Corp 7.13%, 03/15/2033	62,495
	MPLX LP
70,000	1.75%, 03/01/2026	69,724
35,000	4.13%, 03/01/2027	35,016
75,000	4.25%, 12/01/2027	75,198
455,000	4.80%, 02/15/2031	459,778
355,000	5.00%, 01/15/2033	356,265
360,000	5.50%, 06/01/2034	367,269
105,000	5.40%, 09/15/2035	105,781
50,000	4.50%, 04/15/2038	45,589
121,000	Occidental Petroleum Corp 7.88%, 09/15/2031	138,362
	ONEOK Inc
225,000	4.75%, 10/15/2031	226,196
40,000	6.10%, 11/15/2032	42,803
115,000	6.05%, 09/01/2033	122,335
445,000	5.05%, 11/01/2034	441,026
325,000	5.40%, 10/15/2035	328,375
25,000	6.63%, 09/01/2053	26,182
200,000	Pertamina Persero PT 3.10%, 01/21/2030	188,759
	Plains All American Pipeline LP / PAA Finance Corp
550,000	3.80%, 09/15/2030	533,873
190,000	5.60%, 01/15/2036	192,197
60,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	60,059
230,000	Saudi Arabian Oil Co(b) 5.75%, 07/17/2054	224,370
	Targa Resources Corp
155,000	4.20%, 02/01/2033	148,391
80,000	6.50%, 03/30/2034	87,311
330,000	5.55%, 08/15/2035	337,758
135,000	5.65%, 02/15/2036	138,671
310,000	5.40%, 07/30/2036	310,357
320,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.00%, 01/15/2032	305,342
	TotalEnergies Capital SA
245,000	5.64%, 04/05/2064	236,629
145,000	5.43%, 09/10/2064	135,707
410,000	Var Energi ASA(b) 6.50%, 05/22/2035	433,137
	Whistler Pipeline LLC(b)
109,000	5.70%, 09/30/2031	113,121
100,000	5.95%, 09/30/2034	103,407
250,000	Williams Cos Inc 5.65%, 03/15/2033	262,922
		11,828,941
Principal Amount(a)		Fair Value
Financial — 6.91%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
725,000	2.45%, 10/29/2026	$ 715,146
360,000	5.38%, 12/15/2031	372,852
300,000	3.30%, 01/30/2032	276,996
370,000	Agree LP REIT 4.80%, 10/01/2032	372,295
475,000	Air Lease Corp 5.20%, 07/15/2031	482,794
	American Express Co
270,000	5.09%, 01/30/2031	278,303
425,000	5.02%, 04/25/2031	437,982
50,000	American International Group Inc 3.40%, 06/30/2030	48,202
300,000	Ameriprise Financial Inc 5.20%, 04/15/2035	306,291
	Ares Strategic Income Fund(b)
210,000	5.80%, 09/09/2030	212,033
380,000	5.15%, 01/15/2031	372,903
	Athene Global Funding(b)
325,000	4.72%, 10/08/2029	325,021
385,000	2.65%, 10/04/2031	340,452
104,000	Avolon Holdings Funding Ltd(b) 5.15%, 01/15/2030	105,703
	Banco Santander SA
800,000	5.57%, 01/17/2030	833,199
1,000,000	6.92%, 08/08/2033	1,107,795
	Bank of America Corp
30,000	5.08%, 01/20/2027	30,014
665,000	5.20%, 04/25/2029	682,029
155,000	2.59%, 04/29/2031	144,426
960,000	1.92%, 10/24/2031	858,480
370,000	2.30%, 07/21/2032	330,838
785,000	4.57%, 04/27/2033	783,077
157,000	5.02%, 07/22/2033	160,085
180,000	5.52%, 10/25/2035	184,360
272,000	2.48%, 09/21/2036	238,697
295,000	6.11%, 01/29/2037	317,975
375,000	3.31%, 04/22/2042	295,838
	Bank of New York Mellon Corp
245,000	6.32%, 10/25/2029	260,121
40,000	4.60%, 07/26/2030	40,727
150,000	5.06%, 07/22/2032	155,466
575,000	Barclays PLC 5.79%, 02/25/2036	601,902
125,000	Blackstone Private Credit Fund 6.00%, 01/29/2032	126,886
	Blackstone Secured Lending Fund
200,000	5.88%, 11/15/2027	204,179
500,000	5.13%, 01/31/2031(e)	493,775
465,000	BNP Paribas SA(b) 5.79%, 01/13/2033	488,127
	BPCE SA(b)
260,000	2.05%, 10/19/2027	255,758
250,000	5.88%, 01/14/2031	261,147
255,000	5.39%, 05/28/2031	261,750
250,000	6.51%, 01/18/2035	265,107

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Financial — (continued)
465,000	Canadian Imperial Bank of Commerce 5.25%, 01/13/2031	$ 479,519
	Capital One Financial Corp
240,000	4.49%, 09/11/2031	239,648
320,000	7.62%, 10/30/2031	361,647
20,000	6.05%, 02/01/2035	21,290
915,000	6.18%, 01/30/2036	955,153
317,000	Chubb INA Holdings LLC 6.80%, 11/15/2031	354,274
350,000	Citibank NA 4.91%, 05/29/2030	360,048
	Citigroup Inc
430,000	3.70%, 01/12/2026	429,948
700,000	3.89%, 01/10/2028	698,665
65,000	5.17%, 02/13/2030	66,700
280,000	4.95%, 05/07/2031	285,988
330,000	2.57%, 06/03/2031	305,756
425,000	4.50%, 09/11/2031	426,315
525,000	3.06%, 01/25/2033	480,934
360,000	4.91%, 05/24/2033	364,314
200,000	6.02%, 01/24/2036	209,478
	Citizens Financial Group Inc
210,000	5.25%, 03/05/2031	215,785
30,000	6.65%, 04/25/2035	32,987
	Credit Agricole SA(b)
525,000	5.22%, 05/27/2031	538,974
390,000	4.82%, 09/25/2033	389,490
	Crown Castle Inc REIT
60,000	4.80%, 09/01/2028	60,873
158,000	3.10%, 11/15/2029	150,544
420,000	2.25%, 01/15/2031	375,148
50,000	2.10%, 04/01/2031	44,127
545,000	Equitable America Global Funding(b) 4.70%, 09/15/2032	542,223
140,000	Equitable Financial Life Global Funding(b) 5.00%, 03/27/2030	143,121
57,000	Equitable Holdings Inc 4.35%, 04/20/2028	57,211
600,000	Essex Portfolio LP REIT 3.00%, 01/15/2030	569,958
270,000	First Horizon Corp 5.51%, 03/07/2031	278,909
205,000	GA Global Funding Trust(b) 4.50%, 09/18/2030	202,551
	Goldman Sachs Group Inc
285,000	5.05%, 07/23/2030	292,015
200,000	4.69%, 10/23/2030	202,729
130,000	5.21%, 01/28/2031	134,244
235,000	5.22%, 04/23/2031	242,719
210,000	2.62%, 04/22/2032	191,481
525,000	Healthcare Realty Holdings LP REIT 2.05%, 03/15/2031	454,070
126,000	Host Hotels & Resorts LP REIT 2.90%, 12/15/2031	114,122
Principal Amount(a)		Fair Value
Financial — (continued)
	HSBC Holdings PLC
200,000	6.16%, 03/09/2029	$ 208,219
350,000	5.13%, 03/03/2031	358,696
1,215,000	5.24%, 05/13/2031	1,251,786
200,000	4.62%, 11/06/2031	200,617
675,000	Huntington Bancshares Inc 5.71%, 02/02/2035	705,100
	Intercontinental Exchange Inc
140,000	3.63%, 09/01/2028	138,836
350,000	2.65%, 09/15/2040	259,737
175,000	Invitation Homes Operating Partnership LP REIT 2.30%, 11/15/2028	166,404
	JPMorgan Chase & Co
170,000	2.95%, 10/01/2026	168,897
150,000	4.85%, 07/25/2028	151,928
460,000	4.51%, 10/22/2028	464,508
560,000	3.51%, 01/23/2029	554,686
95,000	5.30%, 07/24/2029	97,902
280,000	5.58%, 04/22/2030	292,104
175,000	3.70%, 05/06/2030	172,365
255,000	5.00%, 07/22/2030	261,792
25,000	2.74%, 10/15/2030	23,716
100,000	5.14%, 01/24/2031	103,359
135,000	2.52%, 04/22/2031	125,756
255,000	5.10%, 04/22/2031	263,281
330,000	4.26%, 10/22/2031	328,999
410,000	1.76%, 11/19/2031	364,238
165,000	1.95%, 02/04/2032	147,130
200,000	2.58%, 04/22/2032	182,810
475,000	2.96%, 01/25/2033	435,898
360,000	4.91%, 07/25/2033	366,735
140,000	5.34%, 01/23/2035	145,099
45,000	4.95%, 10/22/2035	45,444
140,000	5.57%, 04/22/2036	146,882
185,000	5.58%, 07/23/2036	191,373
480,000	M&T Bank Corp 7.41%, 10/30/2029	520,759
55,000	Macquarie Airfinance Holdings Ltd(b) 6.40%, 03/26/2029	57,634
550,000	Macquarie Group Ltd(b) 1.34%, 01/12/2027	549,550
625,000	Mastercard Inc 3.30%, 03/26/2027	621,806
	Morgan Stanley
385,000	3.63%, 01/20/2027	383,998
754,000	3.95%, 04/23/2027	753,466
600,000	3.77%, 01/24/2029	596,611
545,000	5.16%, 04/20/2029	557,268
70,000	5.45%, 07/20/2029	72,236
190,000	6.41%, 11/01/2029	201,383
100,000	4.43%, 01/23/2030	100,554
155,000	4.65%, 10/18/2030	156,875
110,000	5.23%, 01/15/2031	113,464
350,000	2.70%, 01/22/2031	328,299
385,000	1.79%, 02/13/2032	338,126
270,000	1.93%, 04/28/2032	236,887
355,000	4.89%, 07/20/2033	360,111

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Financial — (continued)
120,000	5.47%, 01/18/2035	$ 124,737
265,000	5.66%, 04/17/2036	278,161
425,000	2.48%, 09/16/2036	373,708
200,000	NatWest Group PLC 5.12%, 05/23/2031	205,301
500,000	Nomura Holdings Inc 2.61%, 07/14/2031	451,755
	Prologis LP REIT
625,000	1.75%, 07/01/2030	562,277
300,000	4.63%, 01/15/2033	302,742
	Prologis Targeted US Logistics Fund LP REIT(b)
115,000	4.25%, 01/15/2031	114,150
330,000	4.75%, 01/15/2036	322,327
	Realty Income Corp REIT
455,000	4.50%, 02/01/2033	450,115
170,000	5.13%, 04/15/2035	172,919
335,000	Royal Bank of Canada 5.15%, 02/04/2031	344,886
195,000	Sammons Financial Group Global Funding(b) 4.95%, 06/12/2030	197,764
	Synchrony Financial
395,000	5.45%, 03/06/2031(e)	404,994
165,000	6.00%, 07/29/2036	169,363
275,000	Travelers Cos Inc 5.05%, 07/24/2035	279,298
500,000	Truist Bank 2.25%, 03/11/2030	458,016
90,000	Truist Financial Corp 6.05%, 06/08/2027	90,724
	UBS Group AG(b)
975,000	4.28%, 01/09/2028	976,384
240,000	2.75%, 02/11/2033	215,215
435,000	5.58%, 05/09/2036	452,334
785,000	US Bancorp 4.97%, 07/22/2033	790,893
	Wells Fargo & Co
750,000	4.30%, 07/22/2027	752,923
240,000	2.39%, 06/02/2028	234,503
415,000	2.88%, 10/30/2030	394,787
120,000	5.24%, 01/24/2031	124,262
80,000	2.57%, 02/11/2031	74,719
165,000	5.15%, 04/23/2031	170,314
290,000	3.35%, 03/02/2033	270,668
103,000	4.90%, 07/25/2033	104,602
5,000	6.49%, 10/23/2034	5,535
730,000	5.61%, 04/23/2036	765,122
475,000	Westpac Banking Corp 4.11%, 07/24/2034	467,372
500,000	Willis North America Inc 2.95%, 09/15/2029	475,671
		51,153,554
Industrial — 1.53%
160,000	AGCO Corp 5.80%, 03/21/2034	167,483
189,000	Allegion US Holding Co Inc 5.60%, 05/29/2034	197,272
Principal Amount(a)		Fair Value
Industrial — (continued)
200,000	BAE Systems PLC(b) 5.13%, 03/26/2029	$ 205,602
	Boeing Co
1,025,000	3.45%, 11/01/2028	1,003,660
155,000	3.20%, 03/01/2029	150,268
82,000	2.95%, 02/01/2030	77,688
751,000	5.15%, 05/01/2030	771,660
110,000	6.39%, 05/01/2031	119,371
319,000	6.53%, 05/01/2034	352,929
375,000	5.71%, 05/01/2040	382,792
200,000	5.81%, 05/01/2050	196,719
363,000	6.86%, 05/01/2054	407,699
60,000	7.01%, 05/01/2064	68,175
200,000	Burlington Northern Santa Fe LLC 4.05%, 06/15/2048	161,655
400,000	Canadian Pacific Railway Co 2.05%, 03/05/2030	367,613
	Carrier Global Corp
325,000	2.70%, 02/15/2031	301,232
566,000	5.90%, 03/15/2034	607,136
	CSX Corp
400,000	3.80%, 03/01/2028	399,386
625,000	5.05%, 06/15/2035	635,715
200,000	GE Capital International Funding Co Unlimited Co 4.42%, 11/15/2035	195,168
125,000	General Electric Co 5.88%, 01/14/2038	135,441
203,000	Howmet Aerospace Inc 4.85%, 10/15/2031	208,291
205,000	IDEX Corp 2.63%, 06/15/2031	187,226
155,000	Ingersoll Rand Inc 5.70%, 08/14/2033	164,222
	Northrop Grumman Corp
100,000	4.65%, 07/15/2030	101,777
220,000	5.15%, 05/01/2040	218,595
	Penske Truck Leasing Co LP / PTL Finance Corp(b)
65,000	4.40%, 07/01/2027	65,207
65,000	6.05%, 08/01/2028	67,722
55,000	5.35%, 03/30/2029	56,596
207,000	5.25%, 07/01/2029	212,683
794,000	Regal Rexnord Corp 6.30%, 02/15/2030	841,531
195,000	Republic Services Inc 5.20%, 11/15/2034	201,901
205,000	RTX Corp 6.10%, 03/15/2034	224,289
325,000	Union Pacific Corp 2.80%, 02/14/2032	298,420
105,000	Veralto Corp 5.50%, 09/18/2026	105,891
	Waste Management Inc
175,000	3.15%, 11/15/2027	172,958
600,000	1.15%, 03/15/2028	565,737
187,000	4.95%, 07/03/2031	193,566

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Industrial — (continued)
	Westinghouse Air Brake Technologies Corp
195,000	4.90%, 05/29/2030	$ 199,520
290,000	5.61%, 03/11/2034	304,520
		11,295,316
Technology — 2.07%
550,000	Adobe Inc(e) 2.15%, 02/01/2027	540,827
320,000	Applied Materials Inc 4.60%, 01/15/2036	315,113
	Broadcom Inc
80,000	4.15%, 02/15/2028	80,271
12,000	4.11%, 09/15/2028	12,033
90,000	5.05%, 07/12/2029	92,662
450,000	4.20%, 10/15/2030	449,658
192,000	4.15%, 04/15/2032(b)	187,746
370,000	3.42%, 04/15/2033	342,496
150,000	3.47%, 04/15/2034	136,776
210,000	5.20%, 07/15/2035	215,159
339,000	3.14%, 11/15/2035(b)	291,942
245,000	Cadence Design Systems Inc 4.70%, 09/10/2034	244,913
174,000	Constellation Software Inc(b) 5.46%, 02/16/2034	175,268
257,000	Dell International LLC / EMC Corp 8.10%, 07/15/2036	311,414
925,000	Foundry JV Holdco LLC(b) 6.15%, 01/25/2032	980,212
	Hewlett Packard Enterprise Co
251,000	5.00%, 10/15/2034	248,795
50,000	6.35%, 10/15/2045	51,259
355,000	5.60%, 10/15/2054	328,907
	Intel Corp
115,000	4.15%, 08/05/2032	110,888
455,000	5.20%, 02/10/2033(e)	463,592
120,000	5.15%, 02/21/2034(e)	121,509
100,000	4.10%, 05/11/2047	75,593
430,000	3.73%, 12/08/2047	305,985
96,000	3.25%, 11/15/2049	61,329
125,000	4.75%, 03/25/2050	102,013
40,000	3.05%, 08/12/2051	24,597
135,000	5.05%, 08/05/2062	109,642
290,000	International Business Machines Corp 4.80%, 02/10/2030	296,606
500,000	Intuit Inc 1.35%, 07/15/2027	482,919
215,000	Micron Technology Inc 5.65%, 11/01/2032	225,996
335,000	MSCI Inc(b) 4.00%, 11/15/2029	327,527
310,000	NVIDIA Corp 3.50%, 04/01/2040	261,940
325,000	NXP BV / NXP Funding LLC / NXP USA Inc 2.65%, 02/15/2032	291,927
Principal Amount(a)		Fair Value
Technology — (continued)
	Oracle Corp
275,000	4.50%, 05/06/2028	$ 274,944
210,000	2.95%, 04/01/2030	193,865
350,000	4.65%, 05/06/2030	346,934
325,000	2.88%, 03/25/2031	292,042
431,000	5.25%, 02/03/2032	430,941
1,210,000	4.80%, 09/26/2032	1,168,161
361,000	4.90%, 02/06/2033	347,424
190,000	4.70%, 09/27/2034	176,184
650,000	5.20%, 09/26/2035	622,753
350,000	3.60%, 04/01/2040	259,573
50,000	3.65%, 03/25/2041	36,476
611,000	3.60%, 04/01/2050	380,598
205,000	3.95%, 03/25/2051	134,882
125,000	6.90%, 11/09/2052	123,516
164,000	5.55%, 02/06/2053	136,100
176,000	5.38%, 09/27/2054	142,344
170,000	6.00%, 08/03/2055	149,904
90,000	5.50%, 09/27/2064	71,825
	QUALCOMM Inc
185,000	4.75%, 05/20/2032	188,966
70,000	4.80%, 05/20/2045	64,054
452,000	ServiceNow Inc 1.40%, 09/01/2030	398,223
271,000	Synopsys Inc 5.00%, 04/01/2032	276,721
225,000	Take-Two Interactive Software Inc 3.70%, 04/14/2027	224,087
	VMware LLC
100,000	1.80%, 08/15/2028	94,563
300,000	2.20%, 08/15/2031	266,566
	Workday Inc
125,000	3.50%, 04/01/2027	124,245
100,000	3.80%, 04/01/2032	95,687
		15,289,092
Utilities — 3.15%
	Alabama Power Co
355,000	4.30%, 03/15/2031	355,892
40,000	5.10%, 04/02/2035	40,944
335,000	3.45%, 10/01/2049	238,252
425,000	Alliant Energy Finance LLC(b) 4.25%, 06/15/2028	422,669
125,000	American Water Capital Corp 3.75%, 09/01/2028	124,450
195,000	Arizona Public Service Co 5.70%, 08/15/2034	204,990
120,000	Baltimore Gas & Electric Co 5.45%, 06/01/2035	124,335
350,000	Berkshire Hathaway Energy Co 3.70%, 07/15/2030	344,116
180,000	Brooklyn Union Gas Co(b) 4.87%, 08/05/2032	178,097
246,000	CenterPoint Energy Inc 5.40%, 06/01/2029	254,772

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Utilities — (continued)
77,000	CenterPoint Energy Resources Corp 1.75%, 10/01/2030	$ 68,596
80,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	75,233
	Consolidated Edison Co of New York Inc
145,000	3.20%, 12/01/2051	96,280
45,000	5.70%, 05/15/2054	44,855
180,000	5.50%, 03/15/2055	174,493
175,000	5.75%, 11/15/2055	174,506
310,000	Dominion Energy Inc 5.00%, 06/15/2030	318,505
333,000	Duke Energy Carolinas LLC 5.30%, 02/15/2040	336,444
	Duke Energy Corp
475,000	3.15%, 08/15/2027	469,077
60,000	2.45%, 06/01/2030	55,626
347,000	2.55%, 06/15/2031	315,978
40,000	5.45%, 06/15/2034	41,652
550,000	4.95%, 09/15/2035	545,385
135,000	5.00%, 08/15/2052	119,182
	Duke Energy Ohio Inc
145,000	3.65%, 02/01/2029	143,539
115,000	5.25%, 04/01/2033	119,127
65,000	5.55%, 03/15/2054	63,522
	Duke Energy Progress LLC
260,000	5.05%, 03/15/2035	264,364
150,000	5.55%, 03/15/2055	147,959
	Edison International
210,000	6.25%, 03/15/2030	219,513
40,000	5.25%, 03/15/2032	39,991
975,000	Entergy Corp 2.95%, 09/01/2026	967,740
	Eversource Energy
110,000	4.45%, 12/15/2030	109,384
195,000	5.13%, 05/15/2033	196,942
294,000	5.50%, 01/01/2034	302,170
450,000	Exelon Corp 4.05%, 04/15/2030	445,545
55,000	FirstEnergy Corp 3.90%, 07/15/2027	54,781
	Georgia Power Co
215,000	4.00%, 10/01/2028	216,189
65,000	4.55%, 03/15/2030	66,040
150,000	5.20%, 03/15/2035	153,954
30,000	4.75%, 09/01/2040	28,445
210,000	Interstate Power & Light Co 5.60%, 06/29/2035	218,549
50,000	Jersey Central Power & Light Co 5.10%, 01/15/2035	50,562
45,000	Monongahela Power Co(b) 5.85%, 02/15/2034	47,557
	NextEra Energy Capital Holdings Inc
95,000	4.63%, 07/15/2027	96,019
480,000	2.25%, 06/01/2030	441,429
	NiSource Inc
150,000	3.49%, 05/15/2027	149,027
Principal Amount(a)		Fair Value
Utilities — (continued)
55,000	1.70%, 02/15/2031	$ 48,263
125,000	5.40%, 06/30/2033	129,627
385,000	5.35%, 07/15/2035	393,622
	NSTAR Electric Co
105,000	5.40%, 06/01/2034	108,754
270,000	5.20%, 03/01/2035	275,602
120,000	Oglethorpe Power Corp 5.05%, 10/01/2048	107,571
	Ohio Edison Co(b)
85,000	4.95%, 12/15/2029	86,922
70,000	5.50%, 01/15/2033	72,905
200,000	Ohio Power Co 5.00%, 06/01/2033	202,642
	Pacific Gas & Electric Co
625,000	2.10%, 08/01/2027	605,907
160,000	6.10%, 01/15/2029	167,338
230,000	4.55%, 07/01/2030	229,012
405,000	2.50%, 02/01/2031	364,484
185,000	3.25%, 06/01/2031	172,140
130,000	5.05%, 10/15/2032	130,725
214,000	6.15%, 01/15/2033	227,074
100,000	6.40%, 06/15/2033	107,840
286,000	6.95%, 03/15/2034	318,065
470,000	5.80%, 05/15/2034	488,127
91,000	3.30%, 08/01/2040	68,883
37,000	4.60%, 06/15/2043	30,878
70,000	4.75%, 02/15/2044	59,115
89,000	4.30%, 03/15/2045	70,598
73,000	4.95%, 07/01/2050	61,702
60,000	3.50%, 08/01/2050	40,458
262,000	6.75%, 01/15/2053	278,644
165,000	5.90%, 10/01/2054	158,137
54,000	6.15%, 03/01/2055	53,421
115,000	6.10%, 10/15/2055	112,860
	PacifiCorp
70,000	5.75%, 04/01/2037	70,940
19,000	6.25%, 10/15/2037	19,832
130,000	5.35%, 12/01/2053	113,979
213,000	5.50%, 05/15/2054	190,350
20,000	5.80%, 01/15/2055	18,664
	Pinnacle West Capital Corp
133,000	4.90%, 05/15/2028	135,388
200,000	5.15%, 05/15/2030	206,082
415,000	Public Service Co of Oklahoma 5.20%, 01/15/2035	419,487
	Public Service Enterprise Group Inc
205,000	4.90%, 03/15/2030	209,623
90,000	6.13%, 10/15/2033	96,845
45,000	5.45%, 04/01/2034	46,488
	Puget Energy Inc
64,000	4.10%, 06/15/2030	62,673
31,000	4.22%, 03/15/2032	29,724
635,000	5.73%, 03/15/2035	651,609
300,000	San Diego Gas & Electric Co 5.40%, 04/15/2035	310,519
100,000	Sierra Pacific Power Co 2.60%, 05/01/2026	99,517

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Utilities — (continued)
	Southern California Edison Co
140,000	2.25%, 06/01/2030	$ 126,992
220,000	2.75%, 02/01/2032	195,750
70,000	6.00%, 01/15/2034	73,456
245,000	5.20%, 06/01/2034	246,057
150,000	5.45%, 03/01/2035	152,081
51,000	3.90%, 03/15/2043	39,205
80,000	4.65%, 10/01/2043	68,017
25,000	4.00%, 04/01/2047	18,747
307,000	4.13%, 03/01/2048	233,009
60,000	3.65%, 02/01/2050	41,954
145,000	5.45%, 06/01/2052	130,263
214,000	5.70%, 03/01/2053	198,605
110,000	5.88%, 12/01/2053	105,324
90,000	5.90%, 03/01/2055	86,888
60,000	6.20%, 09/15/2055	60,282
	Southern California Gas Co
90,000	5.75%, 06/01/2053	89,418
35,000	5.60%, 04/01/2054	34,256
320,000	6.00%, 06/15/2055	328,556
	Southern Co
125,000	4.85%, 06/15/2028	127,260
75,000	5.70%, 03/15/2034	78,958
345,000	Southern Co Gas Capital Corp 5.10%, 09/15/2035	347,643
320,000	Southern Power Co 4.90%, 10/01/2035	316,552
215,000	Southwestern Electric Power Co 5.30%, 04/01/2033	220,901
55,000	Trans-Allegheny Interstate Line Co(b) 5.00%, 01/15/2031	56,499
	Virginia Electric & Power Co
260,000	5.00%, 04/01/2033	266,246
240,000	5.00%, 01/15/2034	242,868
65,000	5.05%, 08/15/2034	65,812
195,000	5.15%, 03/15/2035	198,405
435,000	4.90%, 09/15/2035	432,939
20,000	4.20%, 05/15/2045	16,572
90,000	5.35%, 01/15/2054	84,375
75,000	5.65%, 03/15/2055	73,432
90,000	Wisconsin Power & Light Co 5.38%, 03/30/2034	92,783
	Xcel Energy Inc
525,000	3.35%, 12/01/2026	521,716
100,000	4.60%, 06/01/2032	99,452
290,000	5.60%, 04/15/2035	300,314
		23,291,300
TOTAL CORPORATE BONDS AND NOTES — 24.18% (Cost $180,333,720)		$178,958,885
FOREIGN GOVERNMENT BONDS AND NOTES
	Bermuda Government International Bond
200,000	2.38%, 08/20/2030	181,200
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
200,000	5.00%, 07/15/2032(b)	$ 201,900
200,000	5.00%, 07/15/2032	201,900
230,000	Chile Government International Bond 5.65%, 01/13/2037	242,903
950,000	Eagle Funding Luxco SARL(b) 5.50%, 08/17/2030	967,660
275,000	Hungary Government International Bond(b) 5.50%, 03/26/2036	274,266
	Israel Government International Bond
200,000	5.38%, 02/19/2030	206,864
200,000	2.75%, 07/03/2030	186,117
205,000	3.80%, 05/13/2060	137,966
	Mexico Government International Bond
200,000	3.25%, 04/16/2030	188,900
1,115,000	5.38%, 03/22/2033	1,104,965
200,000	5.63%, 09/22/2035	197,200
240,000	6.00%, 05/07/2036	243,120
415,000	6.88%, 05/13/2037	442,805
465,000	6.63%, 01/29/2038	485,227
685,000	4.28%, 08/14/2041	550,055
	Panama Government International Bond
200,000	3.16%, 01/23/2030	187,220
340,000	2.25%, 09/29/2032	280,874
380,000	Peruvian Government International Bond 3.30%, 03/11/2041	293,398
	Republic of Poland Government International Bond
220,000	5.13%, 09/18/2034	225,316
270,000	5.50%, 03/18/2054	258,210
	Romanian Government International Bond
40,000	3.00%, 02/27/2027(b)	39,376
234,000	5.88%, 01/30/2029(b)	241,450
570,000	3.00%, 02/14/2031	516,882
506,000	3.63%, 03/27/2032	462,437
86,000	7.50%, 02/10/2037(b)	95,124
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 1.14% (Cost $8,575,868)		$8,413,335
MORTGAGE-BACKED SECURITIES
Non-Agency — 9.88%
122,666	Ajax Mortgage Loan Trust(b)(d) Series 2021-C Class A 6.12%, 01/25/2061	122,662
190,000	ALA Trust(b)(c) Series 2025-OANA Class A 5.49%, 06/15/2040 1-mo. SOFR + 1.74%	190,712
	Angel Oak Mortgage Trust(b)
	Series 2020-1 Class A1
14,229	2.47%, 12/25/2059(f)	13,927

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-2 Class A1A
62,772	2.53%, 01/26/2065(f)	$ 59,893
	Series 2020-4 Class A1
20,034	1.47%, 06/25/2065(f)	19,381
	Series 2020-6 Class A1
28,665	1.26%, 05/25/2065(f)	26,585
	Series 2020-R1 Class A1
46,228	0.99%, 04/25/2053(f)	44,677
	Series 2021-1 Class A1
102,124	0.91%, 01/25/2066(f)	89,804
	Series 2021-2 Class A1
193,143	0.99%, 04/25/2066(f)	168,310
	Series 2021-3 Class A1
107,425	1.07%, 05/25/2066(f)	93,364
	Series 2021-4 Class A1
160,379	1.04%, 01/20/2065(f)	136,493
	Series 2021-5 Class A1
235,336	0.95%, 07/25/2066(f)	205,306
	Series 2021-7 Class A1
219,689	1.98%, 10/25/2066(f)	192,067
	Series 2021-8 Class A1
177,381	1.82%, 11/25/2066(f)	159,684
	Series 2022-1 Class A1
605,574	2.88%, 12/25/2066(d)	574,179
	Series 2022-2 Class A1
79,548	3.35%, 01/25/2067(f)	76,182
	Series 2022-5 Class A1
519,794	4.50%, 05/25/2067(d)	517,178
	Series 2025-7 Class A1
918,295	5.51%, 06/25/2070(d)	927,287
540,000	AREIT(b)(c) Series 2025-CRE11 Class A 5.55%, 07/25/2043 1-mo. SOFR + 1.55%	540,843
	Arroyo Mortgage Trust(b)
	Series 2019-2 Class A1
32,577	3.35%, 04/25/2049(f)	31,828
	Series 2019-3 Class A1
33,359	2.96%, 10/25/2048(f)	32,098
	Series 2022-1 Class A1A
318,056	2.50%, 12/25/2056(d)	310,882
	BANK
	Series 2017-BNK8 Class A4
350,000	3.49%, 11/15/2050	342,500
	Series 2019-BN16 Class XA
2,260,203	0.93%, 02/15/2052(f)	49,869
	Series 2019-BN17 Class A4
632,000	3.71%, 04/15/2052	621,446
	Series 2019-BN18 Class XA
960,840	0.88%, 05/15/2062(f)	23,154
	Series 2019-BN20 Class XA
1,129,741	0.81%, 09/15/2062(f)	28,862
	Series 2019-BN22 Class XA
1,748,855	0.58%, 11/15/2062(f)	34,493
	Series 2019-BN23 Class XA
2,886,359	0.68%, 12/15/2052(f)	64,462
	Series 2019-BN24 Class XA
969,436	0.63%, 11/15/2062(f)	21,550
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-BN26 Class XA
1,009,075	1.19%, 03/15/2063(f)	$ 37,133
	Series 2020-BN28 Class XA
2,307,785	1.76%, 03/15/2063(f)	152,060
	Series 2020-BN29 Class XA
2,748,470	1.30%, 11/15/2053(f)	139,203
	Series 2021-BN32 Class A5
1,500,000	2.64%, 04/15/2054(f)	1,371,653
	Series 2023-BNK45 Class ASB
500,000	5.47%, 02/15/2056	518,946
	Series 2023-BNK45 Class XA
885,284	1.07%, 02/15/2056(f)	49,931
	Series 2024-BNK48 Class XA
1,755,440	1.14%, 10/15/2057(f)	140,158
	Series 2025-BNK49 Class A5
850,000	5.62%, 03/15/2058(f)	897,568
	BANK5
	Series 2024-5YR11 Class A3
500,000	5.89%, 11/15/2057	525,581
	Series 2024-5YR11 Class AS
225,000	6.14%, 11/15/2057	235,249
	Series 2024-5YR7 Class A3
475,000	5.77%, 06/15/2057	495,752
	Series 2024-5YR8 Class A3
275,000	5.88%, 08/15/2057	288,006
	Series 2024-5YR9 Class AS
400,000	6.18%, 08/15/2057(f)	419,171
	Series 2025-5YR15 Class A3
550,000	5.45%, 07/15/2058	571,199
	Series 2025-5YR17 Class AS
850,000	5.63%, 11/15/2058(f)	876,327
	Barclays Commercial Mortgage Securities Trust
	Series 2020-C6 Class A4
1,500,000	2.64%, 02/15/2053	1,396,618
	Series 2022-C15 Class A5
105,000	3.66%, 04/15/2055(f)	97,845
	Series 2024-C24 Class A5
325,000	5.42%, 02/15/2057	339,011
	Series 2024-C24 Class XA
1,101,245	1.62%, 02/15/2057(f)	101,920
	Series 2024-C26 Class B
475,000	5.94%, 05/15/2057(f)	490,779
	Series 2024-C28 Class XA
996,473	1.11%, 09/15/2057(f)	73,655
	Series 2025-C32 Class XA
1,048,610	1.13%, 02/15/2062(f)	86,094
	Benchmark Mortgage Trust
	Series 2018-B1 Class A5
400,000	3.67%, 01/15/2051(f)	395,708

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2019-B10 Class XA
1,917,589	1.22%, 03/15/2062(f)	$ 62,638
	Series 2019-B11 Class A2
2,224	3.41%, 05/15/2052	2,217
	Series 2019-B11 Class A5
455,859	3.54%, 05/15/2052	442,411
	Series 2019-B12 Class A5
1,498,000	3.12%, 08/15/2052	1,436,249
	Series 2019-B12 Class XA
859,252	1.02%, 08/15/2052(f)	21,346
	Series 2019-B9 Class A5
550,000	4.02%, 03/15/2052	541,423
	Series 2020-B18 Class XA
514,321	1.73%, 07/15/2053(f)	25,294
	Series 2020-B22 Class XA
1,089,122	1.49%, 01/15/2054(f)	65,121
	Series 2023-B39 Class XA
2,319,196	0.57%, 07/15/2056(f)	80,775
	Series 2023-B40 Class XA
966,310	1.17%, 12/15/2056(f)	51,602
1,050,000	BFLD Commercial Mortgage Trust(b)(c) Series 2025-660F Class B 5.55%, 11/15/2042 1-mo. SOFR + 1.80%	1,053,268
	BINOM Securitization Trust(b)(f)
	Series 2021-INV1 Class A1
111,726	2.03%, 06/25/2056	102,803
	Series 2022-INV1 Class A1
372,042	4.44%, 08/25/2057	364,694
406,912	BLP Commercial Mortgage Trust(b)(c) Series 2024-IND2 Class A 5.09%, 03/15/2041 1-mo. SOFR + 1.34%	407,162
	BMO Mortgage Trust
	Series 2024-C9 Class A5
475,000	5.76%, 07/15/2057	503,755
	Series 2024-C9 Class XA
1,506,244	0.86%, 07/15/2057(f)	93,259
660,000	BOCA Commercial Mortgage Trust(b)(c) Series 2025-BOCA Class A 5.45%, 12/15/2042 1-mo. SOFR + 1.60%	660,825
290,000	BPR Trust(b)(f) Series 2024-PMDW Class A 5.36%, 11/05/2041	296,737
	BRAVO Residential Funding Trust(b)
	Series 2021-NQM2 Class A1
23,021	0.97%, 03/25/2060(f)	22,533
	Series 2022-NQM3 Class A1
153,399	5.11%, 07/25/2062(f)	153,194
	Series 2025-NQM8 Class A1A
735,446	5.08%, 06/25/2065(d)	738,553
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	BSTN Commercial Mortgage Trust(b)(f)
	Series 2025-1C Class A
575,000	5.37%, 06/15/2044	$ 590,447
	Series 2025-HUB Class A
165,000	4.90%, 04/13/2041	165,653
1,787	Bunker Hill Loan Depository Trust(b)(f) Series 2020-1 Class A1 1.72%, 02/25/2055	1,781
395,000	BWAY Trust(b)(f) Series 2025-1535 Class A 6.31%, 05/05/2042	408,571
	BX Trust(b)
	Series 2024-AIRC Class A
374,478	5.44%, 08/15/2041(c) 1-mo. SOFR + 1.69%	375,176
	Series 2024-BIO Class A
275,000	5.39%, 02/15/2041(c) 1-mo. SOFR + 1.64%	274,403
	Series 2024-PAT Class A
300,000	5.84%, 03/15/2041(c) 1-mo. SOFR + 2.09%	300,000
	Series 2024-XL5 Class A
302,856	5.14%, 03/15/2041(c) 1-mo. SOFR + 1.39%	303,043
	Series 2025-ARIA Class A
170,000	5.03%, 12/13/2042(f)	171,541
	Series 2025-ROIC Class A
547,863	4.89%, 03/15/2030(c) 1-mo. SOFR + 1.15%	547,179
48,673	CD Commercial Mortgage Trust Series 2017-CD3 Class AAB 3.45%, 02/10/2050	48,474
180,000	CENT Trust(b)(f) Series 2025-CITY Class A 4.92%, 07/10/2040	182,189
8,254	Citigroup Mortgage Loan Trust(b)(f) Series 2018-RP1 Class A1 3.00%, 09/25/2064	8,149
	COLT Mortgage Loan Trust(b)(f)
	Series 2020-2R Class A1
47,790	1.33%, 10/26/2065	45,326
	Series 2021-2 Class A1
165,300	0.92%, 08/25/2066	140,374
	Series 2021-3 Class A1
294,987	0.96%, 09/27/2066	253,952
	Series 2021-4 Class A1
197,576	1.40%, 10/25/2066	169,401
	Series 2021-HX1 Class A1
409,412	1.11%, 10/25/2066	355,228
	COMM Mortgage Trust(b)
	Series 2022-HC Class A
100,000	2.82%, 01/10/2039	96,518
	Series 2022-HC Class C
120,000	3.38%, 01/10/2039	113,551
	Series 2024-277P Class A
165,000	6.34%, 08/10/2044	173,818

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-CBM Class A2
120,000	5.87%, 12/10/2041(f)	$ 122,150
	Credit Suisse Mortgage Trust(b)
	Series 2017-FHA1 Class A1
23,347	3.25%, 04/25/2047(f)	21,570
	Series 2018-RPL9 Class A
93,501	3.85%, 09/25/2057(f)	90,552
	Series 2020-NQM1 Class A1
68,747	2.21%, 05/25/2065(d)	66,137
	Series 2020-RPL4 Class A1
218,267	2.00%, 01/25/2060(f)	198,514
	Series 2021-NQM2 Class A1
200,407	1.18%, 02/25/2066(f)	180,112
	Series 2021-NQM5 Class A1
160,951	0.94%, 05/25/2066(f)	137,324
	Series 2021-NQM6 Class A1
365,891	1.17%, 07/25/2066(f)	314,200
	Series 2021-NQM7 Class A1
168,048	1.76%, 10/25/2066(f)	150,578
	Series 2021-NQM8 Class A1
201,984	2.84%, 10/25/2066(f)	183,039
	Series 2021-RPL4 Class A1
215,401	4.15%, 12/27/2060(f)	214,569
	Series 2022-NQM1 Class A1
498,872	2.27%, 11/25/2066(f)	457,297
10,891,040	DBGS Mortgage Trust(f) Series 2018-C1 Class XA 0.18%, 10/15/2051	48,309
385,915	DBJPM Mortgage Trust(f) Series 2020-C9 Class XA 1.59%, 09/15/2053	16,386
140,000	DC Trust(b)(f) Series 2024-HLTN Class A 5.73%, 04/13/2040	141,749
880,000	Durst Commercial Mortgage Trust(b)(f) Series 2025-151 Class A 5.15%, 08/10/2042	896,341
	Ellington Financial Mortgage Trust(b)(f)
	Series 2020-2 Class A1
24,441	1.18%, 10/25/2065	23,179
	Series 2021-1 Class A1
322,136	0.80%, 02/25/2066	282,452
	Series 2021-2 Class A1
140,453	0.93%, 06/25/2066	119,559
	Series 2022-1 Class A1
808,960	2.21%, 01/25/2067	710,963
	Series 2025-INV5 Class A1
391,484	5.08%, 12/01/2070	392,138
125,000	Extended Stay America Trust(b)(c) Series 2025-ESH Class A 5.05%, 10/15/2042 1-mo. SOFR + 1.30%	125,078
	GCAT Trust(b)
	Series 2020-NQM2 Class A1
17,265	2.56%, 04/25/2065(d)	16,687
	Series 2021-NQM1 Class A1
117,134	0.87%, 01/25/2066(f)	104,998
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-NQM4 Class A1
275,739	1.09%, 08/25/2066(f)	$ 231,524
	Series 2021-NQM7 Class A1
123,099	1.92%, 08/25/2066(f)	115,046
	Series 2022-HX1 Class A1
496,591	2.89%, 12/27/2066(f)	466,927
	GS Mortgage Securities Trust(f)
	Series 2020-GC45 Class XA
1,887,517	0.61%, 02/13/2053	37,947
	Series 2024-70P Class A
625,000	5.31%, 03/10/2041(b)	631,833
157,641	HIH Trust(b)(c) Series 2024-61P Class A 5.59%, 10/15/2041 1-mo. SOFR + 1.84%	158,033
400,000	Houston Galleria Mall Trust(b)(f) Series 2025-HGLR Class A 5.46%, 02/05/2045	414,475
150,000	HTL Commercial Mortgage Trust(b)(f) Series 2024-T53 Class A 5.88%, 05/10/2039	151,844
	Hudson Yards Mortgage Trust(b)(f)
	Series 2025-SPRL Class A
370,000	5.47%, 01/13/2040	383,612
	Series 2025-SPRL Class B
175,000	5.76%, 01/13/2040	181,068
	Imperial Fund Mortgage Trust(b)
	Series 2021-NQM2 Class A1
142,606	1.07%, 09/25/2056(f)	121,232
	Series 2022-NQM2 Class A1
466,615	3.64%, 03/25/2067(d)	445,094
515,000	INT Commercial Mortgage Trust(b)(f) Series 2025-PLAZA Class A 4.88%, 11/05/2037	516,924
700,000	IRV Trust(b)(f) Series 2025-200P Class A 5.29%, 03/14/2047	718,233
	JPMDB Commercial Mortgage Securities Trust
	Series 2016-C2 Class A4
545,000	3.14%, 06/15/2049	541,571
	Series 2016-C4 Class ASB
57,985	2.99%, 12/15/2049	57,708
120,000	JPMorgan Chase Commercial Mortgage Securities Trust(b) Series 2020-NNN Class AFX 2.81%, 01/16/2037	108,000
	JPMorgan Mortgage Trust(b)
	Series 2024-1 Class A4
182,733	6.00%, 06/25/2054(f)	183,666
	Series 2024-VIS2 Class A1
1,045,605	5.85%, 11/25/2064(d)	1,057,681
	Series 2025-NQM2 Class A1
662,934	5.57%, 09/25/2065(f)	668,849

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2025-NQM5 Class A1A
1,000,000	4.88%, 05/25/2065(d)	$ 1,000,411
	Legacy Mortgage Asset Trust(b)(d)
	Series 2021-GS2 Class A1
204,806	5.75%, 04/25/2061	204,876
	Series 2021-GS4 Class A1
72,986	5.65%, 11/25/2060	73,042
500,000	LEX Mortgage Trust(b)(f) Series 2024-BBG Class A 4.87%, 10/13/2033	502,949
2,075,000	MAD Commercial Mortgage Trust(b)(f) Series 2025-11MD Class A 4.75%, 10/15/2042	2,073,527
42,256	MetLife Securitization Trust(b)(f) Series 2018-1A Class A 3.75%, 03/25/2057	41,376
345,000	MF1 Ltd(b)(c) Series 2022-FL8 Class AS 5.48%, 02/19/2037 1-mo. SOFR + 1.75%	344,150
	MFRA Trust(b)(f)
	Series 2020-NQM3 Class A1
10,551	1.01%, 01/26/2065	10,081
	Series 2021-NQM1 Class A1
117,938	1.15%, 04/25/2065	111,596
	Series 2021-NQM2 Class A1
101,537	1.03%, 11/25/2064	90,070
	Mill City Mortgage Loan Trust(b)(f)
	Series 2018-1 Class A1
11,872	3.25%, 05/25/2062	11,806
	Series 2019-GS1 Class A1
100,014	2.75%, 07/25/2059	98,330
300,000	Morgan Stanley Capital I Trust(b)(c) Series 2021-230P Class A 5.03%, 12/15/2038 1-mo. SOFR + 1.29%	288,759
	Morgan Stanley Residential Mortgage Loan Trust(b)
	Series 2025-DSC3 Class A1A
957,950	4.91%, 09/25/2070(d)	958,402
	Series 2025-NQM4 Class A1A
1,042,864	5.59%, 06/25/2070(d)	1,051,207
	Series 2025-NQM9 Class A1A
1,000,000	5.02%, 09/25/2070(d)	1,002,111
	Series 2025-SPL1 Class A1
672,493	4.25%, 02/25/2065(f)	665,115
345,518	MSWF Commercial Mortgage Trust(f) Series 2023-2 Class XA 0.91%, 12/15/2056	19,351
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	New Residential Mortgage Loan Trust(b)
	Series 2015-1A Class A3
15,062	3.75%, 05/28/2052(f)	$ 14,532
	Series 2017-5A Class A1
20,614	5.35%, 06/25/2057(c) 1-mo. SOFR + 1.62%	20,862
	Series 2018-1A Class A1A
218,805	4.00%, 12/25/2057(f)	214,425
	Series 2019-3A Class A1A
77,492	3.75%, 11/25/2058(f)	75,050
	Series 2019-5A Class A1B
75,063	3.50%, 08/25/2059(f)	71,248
	Series 2019-NQM4 Class A1
12,780	2.49%, 09/25/2059(f)	12,332
	Series 2020-1A Class A1B
51,924	3.50%, 10/25/2059(f)	49,002
	Series 2021-NQ1R Class A1
72,049	0.94%, 07/25/2055(f)	65,999
	Series 2021-NQ2R Class A1
80,005	0.94%, 10/25/2058(f)	76,893
	Series 2022-NQM2 Class A1
379,756	3.08%, 03/27/2062(f)	360,920
	Series 2022-NQM4 Class A1
726,238	5.00%, 06/25/2062(d)	723,713
	Series 2025-NQM7 Class A1
174,000	5.01%, 10/26/2065(f)	174,251
	Series 2025-NQM7 Class A2
750,000	5.26%, 10/26/2065(d)	751,075
552,400	NMLT Trust(b)(f) Series 2021-INV1 Class A1 1.19%, 05/25/2056	488,553
410,000	NRTH Commercial Mortgage Trust(b)(c) Series 2025-PARK Class A 5.14%, 10/15/2040 1-mo. SOFR + 1.39%	410,385
	NYC Commercial Mortgage Trust(b)
	Series 2025-11X Class A
650,000	5.49%, 10/15/2040(c) 1-mo. SOFR + 1.74%	651,621
	Series 2025-299P Class A
105,000	5.66%, 02/10/2047(f)	110,356
	Series 2025-300P Class A
495,000	4.88%, 07/13/2042(f)	496,938
	Series 2025-3BP Class A
330,000	4.96%, 02/15/2042(c) 1-mo. SOFR + 1.21%	327,325
230,577	Ocwen Loan Investment Trust(b)(f) Series 2025-HB2 Class A 3.00%, 11/25/2038	225,085
350,000	One New York Plaza Trust(b)(c) Series 2020-1NYP Class A 4.82%, 01/15/2036 1-mo. SOFR + 1.07%	343,305
	Onslow Bay Financial LLC(b)
	Series 2021-NQM1 Class A1
178,769	1.07%, 02/25/2066(f)	157,422

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-NQM3 Class A1
187,890	1.05%, 07/25/2061(f)	$ 154,629
	Series 2021-NQM4 Class A1
126,345	1.96%, 10/25/2061(f)	109,033
	Series 2022-NQM1 Class A1
547,869	2.31%, 11/25/2061(f)	496,019
	Series 2025-NQM11 Class A1A
760,434	5.42%, 05/25/2065(d)	766,767
	Series 2025-NQM21 Class A1A
950,000	4.99%, 10/25/2065(d)	952,395
1,077,463	Preston Ridge Partners Mortgage LLC(b)(d) Series 2025-RPL3 Class A1 3.25%, 04/25/2055	1,043,094
	Preston Ridge Partners Mortgage Trust(b)(d)
	Series 2025-3 Class A1
90,001	6.26%, 05/25/2030	90,172
	Series 2025-5 Class A1
158,478	5.73%, 07/25/2030	158,606
	Series 2025-6 Class A1
397,405	5.77%, 08/25/2028	397,387
	Series 2025-7 Class A1
287,711	5.50%, 08/25/2030	289,335
	Series 2025-RPL2 Class A1
568,091	3.75%, 04/25/2055	555,237
	Pretium Mortgage Credit Partners(b)(d)
	Series 2025-NPL11 Class A1
1,025,244	5.19%, 10/25/2055	1,025,793
	Series 2025-NPL14 Class A1
540,000	5.27%, 12/25/2055	540,000
	Series 2025-NPL6 Class A1
693,260	5.74%, 06/25/2055	695,949
	Series 2025-NPL7 Class A1
478,923	5.66%, 07/25/2055	480,007
	Series 2025-NPL8 Class A1
452,136	5.73%, 08/25/2055	453,339
	Series 2025-NPL9 Class A1
597,280	5.39%, 08/25/2055	600,747
	Series 2025-RPL1 Class A1
543,315	4.00%, 07/25/2069	532,310
	Series 2025-RPL5 Class A1
1,014,887	4.15%, 01/25/2070	997,509
	Series 2025-RPL6 Class A1
974,913	3.85%, 09/25/2069	938,814
524,786	PRKCM Trust(b)(f) Series 2021-AFC1 Class A1 1.51%, 08/25/2056	446,048
29,136	Residential Mortgage Loan Trust(b)(f) Series 2021-1R Class A1 0.86%, 01/25/2065	28,283
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	ROCC Trust(b)
	Series 2024-CNTR Class A
800,000	5.39%, 11/13/2041	$ 821,902
	Series 2024-CNTR Class B
200,000	5.93%, 11/13/2041	206,656
490,000	SG Commercial Mortgage Securities Trust(b) Series 2020-COVE Class A 2.63%, 03/15/2037	469,181
660,000	SHR Trust(b)(c) Series 2024-LXRY Class A 5.70%, 10/15/2041 1-mo. SOFR + 1.95%	661,374
260,000	Stack Infrastructure Issuer LLC(b) Series 2023-2A Class A2 5.90%, 07/25/2048	261,308
	Starwood Mortgage Residential Trust(b)(f)
	Series 2020-3 Class A1
9,850	1.49%, 04/25/2065	9,648
	Series 2021-1 Class A1
105,668	1.22%, 05/25/2065	99,702
	Series 2021-2 Class A1
60,323	0.94%, 05/25/2065	57,356
	Series 2021-6 Class A1
296,442	1.92%, 11/25/2066	263,263
560,000	Texas Commercial Mortgage Trust(b)(c) Series 2025-TWR Class A 5.04%, 04/15/2042 1-mo. SOFR + 1.29%	560,709
98,375	Toorak Mortgage Corp(b)(f) Series 2021-INV1 Class A1 1.15%, 07/25/2056	88,121
	Towd Point Mortgage Trust(b)(f)
	Series 2018-1 Class A1
3,168	3.00%, 01/25/2058	3,149
	Series 2018-2 Class A1
21,486	3.25%, 03/25/2058	21,296
	Series 2018-3 Class A1
43,310	3.75%, 05/25/2058	42,673
	Series 2018-5 Class A1A
43,558	3.25%, 07/25/2058	43,184
	Series 2019-1 Class A1
206,087	3.75%, 03/25/2058	201,333
	Series 2020-1 Class A2A
190,000	3.10%, 01/25/2060	174,726
	Series 2021-R1 Class A1
1,068,989	2.92%, 11/30/2060	971,464
	Verus Securitization Trust(b)
	Series 2021-2 Class A1
136,578	1.03%, 02/25/2066(f)	124,758
	Series 2021-4 Class A1
133,407	0.94%, 07/25/2066(f)	113,018
	Series 2021-5 Class A1
610,861	1.01%, 09/25/2066(f)	532,980
	Series 2021-7 Class A1
625,959	2.83%, 10/25/2066(d)	575,015

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-8 Class A1
257,190	2.82%, 11/25/2066(f)	$ 238,570
	Series 2021-R2 Class A1
62,487	0.92%, 02/25/2064(f)	59,371
	Series 2022-3 Class A1
172,615	4.13%, 02/25/2067(d)	166,184
95,101	VOLT CII LLC(b)(d) Series 2021-NP11 Class A1 5.87%, 08/25/2051	95,092
355,000	WHARF Commercial Mortgage Trust(b)(f) Series 2025-DC Class A 5.35%, 07/15/2040	365,180
280,000	Willowbrook Mall(b)(f) Series 2025-WBRK Class A 5.87%, 03/05/2035	290,804
		73,112,967
U.S. Government Agency — 30.38%
	Connecticut Avenue Securities Trust(b)(c)
	Series 2021-R01 Class 1M2
66,472	5.42%, 10/25/2041 1-mo. SOFR + 1.55%	66,741
	Series 2021-R03 Class 1M2
121,000	5.52%, 12/25/2041 1-mo. SOFR + 1.65%	121,663
	Series 2024-R01 Class 1M2
175,000	5.67%, 01/25/2044 1-mo. SOFR + 1.80%	176,008
	Series 2024-R02 Class 1M2
107,000	5.67%, 02/25/2044 1-mo. SOFR + 1.80%	107,567
	Series 2024-R03 Class 2M2
375,000	5.82%, 03/25/2044 1-mo. SOFR + 1.95%	376,833
	Federal Home Loan Mortgage Corp
39,082	3.00%, 09/01/2027	38,741
1,544	6.00%, 11/01/2033	1,584
6,214	6.00%, 04/01/2035	6,436
4,728	4.50%, 05/01/2035	4,765
18,834	5.50%, 08/01/2035	19,512
9,638	4.50%, 11/01/2035	9,684
2,482	6.50%, 02/01/2036	2,609
4,184	4.50%, 03/01/2036	4,216
5,213	6.00%, 03/01/2036	5,513
8,033	5.50%, 08/01/2036	8,261
5,785	7.00%, 08/01/2037	6,075
26,488	5.00%, 04/01/2038	27,238
60,221	5.50%, 05/01/2038	62,874
41,272	4.50%, 03/01/2039	41,629
39,031	4.50%, 05/01/2039	39,415
45,936	4.00%, 09/01/2040	44,982
115,669	5.00%, 09/01/2040	118,946
10,870	4.00%, 09/01/2043	10,528
115,889	4.50%, 04/01/2044	115,812
267,645	4.50%, 12/01/2044	267,153
703,816	3.00%, 02/01/2049	643,880
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
38,508	3.50%, 07/01/2049	$ 36,401
1,017,383	4.00%, 03/01/2050	982,077
1,679,746	4.50%, 03/01/2050	1,663,841
317,264	3.50%, 05/01/2050	295,754
93,865	2.50%, 11/01/2050	81,010
584,896	4.50%, 11/01/2050	573,398
802,687	2.50%, 02/01/2051	685,703
1,246,689	2.00%, 03/01/2051	1,018,319
2,238,480	2.00%, 05/01/2051	1,825,278
2,237,112	2.50%, 05/01/2051	1,921,876
2,534,344	2.50%, 08/01/2051	2,188,092
27,828	2.00%, 09/01/2051	22,591
695,205	2.50%, 09/01/2051	598,288
671,522	2.00%, 11/01/2051	549,735
2,892,291	2.00%, 01/01/2052	2,341,359
482,299	2.00%, 02/01/2052	390,061
27,999	2.00%, 03/01/2052	22,704
980,853	2.00%, 04/01/2052	794,268
527,225	4.50%, 04/01/2052	515,912
1,172,398	2.00%, 06/01/2052	952,327
2,274,039	3.00%, 08/01/2052	2,049,751
648,812	4.50%, 08/01/2052	636,376
2,295,733	3.00%, 11/01/2052	2,034,604
259,974	6.00%, 11/01/2052	271,619
716,981	6.00%, 01/01/2053	749,011
1,584,592	4.50%, 05/01/2053	1,565,543
3,721,254	6.00%, 06/01/2054	3,822,854
1,545,154	6.00%, 09/01/2054	1,586,558
3,876,646	6.00%, 12/01/2054	3,980,489
3,148,281	5.50%, 01/01/2055	3,214,012
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K068 Class A2
190,000	3.24%, 08/25/2027	188,332
	Series K104 Class X1
948,588	1.11%, 01/25/2030(f)	35,399
	Series K111 Class X1
564,042	1.56%, 05/25/2030(f)	32,370
	Series K112 Class X1
1,107,331	1.43%, 05/25/2030(f)	57,663
	Series K114 Class X1
1,446,330	1.11%, 06/25/2030(f)	60,716
	Series K122 Class X1
439,682	0.87%, 11/25/2030(f)	15,392
	Series K-152 Class A2
500,000	3.78%, 11/25/2032(f)	484,988
	Series K-161 Class A2
500,000	4.90%, 10/25/2033(f)	516,212
	Series K510 Class A2
175,000	5.07%, 10/25/2028(f)	179,934
	Series K547 Class A2
950,000	4.42%, 05/25/2030(f)	963,846
	Series KF153 Class AS
226,017	4.69%, 02/25/2033(c) 1-mo. SOFR + 0.68%	227,106

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 3883 Class PB
12,276	3.00%, 05/15/2041	$ 11,844
	Series 4097 Class KA
6,915	2.00%, 09/15/2031	6,880
	Series 4142 Class PT
11,702	1.25%, 12/15/2027	11,457
	Series 4146 Class AB
8,879	1.13%, 12/15/2027	8,702
	Series 4961 Class JB
104,309	2.50%, 12/15/2042	96,466
	Series 5170 Class DP
315,572	2.00%, 07/25/2050	280,683
	Series 5502 Class FG
375,361	4.87%, 02/25/2055(c) 1-mo. SOFR + 1.00%	375,506
56,146	Federal Home Loan Mortgage Corp Seasoned Credit Risk Transfer Trust Series 2019-3 Class MV 3.50%, 10/25/2058	53,856
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(b)(c)
	Series 2021-DNA5 Class M2
23,438	5.52%, 01/25/2034 1-mo. SOFR + 1.65%	23,504
	Series 2021-DNA6 Class B1
800,000	7.27%, 10/25/2041 1-mo. SOFR + 3.40%	814,071
	Series 2022-DNA2 Class M2
395,000	7.62%, 02/25/2042 1-mo. SOFR + 3.75%	406,757
	Series 2022-DNA3 Class M1B
635,000	6.77%, 04/25/2042 1-mo. SOFR + 2.90%	650,811
	Series 2022-DNA4 Class M1B
250,000	7.22%, 05/25/2042 1-mo. SOFR + 3.35%	257,970
	Series 2022-DNA5 Class M1B
695,000	8.37%, 06/25/2042 1-mo. SOFR + 4.50%	731,073
	Series 2022-DNA7 Class M1B
515,000	8.87%, 03/25/2052 1-mo. SOFR + 5.00%	548,635
	Series 2022-HQA3 Class M1B
265,000	7.42%, 08/25/2042 1-mo. SOFR + 3.55%	275,599
	Series 2023-HQA1 Class M1B
160,000	7.37%, 05/25/2043 1-mo. SOFR + 3.50%	167,585
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Series 2023-HQA3 Class A1
86,973	5.72%, 11/25/2043 1-mo. SOFR + 1.85%	$ 87,761
	Series 2025-DNA2 Class A1
368,750	4.97%, 05/25/2045 1-mo. SOFR + 1.10%	369,572
	Series 2025-DNA3 Class A1
967,375	4.82%, 09/25/2045 1-mo. SOFR + 0.95%	967,646
	Federal National Mortgage Association
9,152	4.00%, 07/01/2026	9,125
155,342	3.50%, 01/01/2031	153,432
3,407	4.50%, 08/01/2035	3,437
1,165	6.00%, 02/01/2036	1,197
11,184	5.50%, 03/01/2036	11,596
10,945	6.00%, 03/01/2037	11,512
21,496	6.00%, 08/01/2037	22,609
8,617	6.50%, 08/01/2037	9,165
18,232	2.00%, 07/01/2041	15,927
97,265	4.00%, 10/01/2041	95,125
385,567	3.50%, 08/01/2043	367,131
213,334	4.00%, 01/01/2045	206,726
122,214	3.50%, 08/01/2045	116,030
657,167	4.00%, 08/01/2045	641,286
285,790	4.00%, 10/01/2046	276,317
293,981	3.50%, 01/01/2047	277,157
756,959	4.50%, 11/01/2047	751,822
20,591	4.50%, 01/01/2048	20,368
298,100	4.50%, 04/01/2048	295,926
122,031	4.00%, 02/01/2049	117,777
371,402	3.50%, 07/01/2049	349,392
346,962	4.50%, 07/01/2049	343,177
266,540	3.50%, 08/01/2049	250,638
691,285	3.00%, 12/01/2049	618,889
1,451,896	3.00%, 04/01/2050	1,302,782
403,287	3.50%, 05/01/2050	375,911
625,458	2.50%, 06/01/2050	539,766
188,374	2.50%, 07/01/2050	161,021
727,999	2.50%, 09/01/2050	629,938
2,500,802	2.00%, 10/01/2050	2,041,669
1,666,837	2.00%, 11/01/2050	1,359,953
840,337	2.50%, 01/01/2051	715,929
40,010	2.50%, 02/01/2051	34,530
64,007	2.50%, 03/01/2051	55,433
197,176	2.00%, 04/01/2051	160,504
859,752	2.00%, 05/01/2051	699,850
9,757,726	2.50%, 06/01/2051	8,320,344
939,321	3.00%, 07/01/2051	831,417
78,757	2.50%, 09/01/2051	68,204
843,297	2.00%, 10/01/2051	683,853
311,497	2.50%, 10/01/2051	269,317
326,515	2.50%, 11/01/2051	282,308
1,163,845	2.00%, 01/01/2052	944,283
1,663,505	2.00%, 02/01/2052	1,348,076
3,993,424	2.00%, 04/01/2052	3,237,647
4,051,987	2.50%, 04/01/2052	3,427,428
3,549,193	2.00%, 06/01/2052	2,874,315
1,066,718	3.00%, 06/01/2052	947,596

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
59,336	2.00%, 07/01/2052	$ 48,061
736,721	5.50%, 09/01/2052	758,072
1,190,540	4.50%, 12/01/2052	1,166,976
742,092	5.50%, 04/01/2053	759,964
2,774,664	5.50%, 06/01/2053	2,824,409
2,144,235	6.00%, 12/01/2053	2,203,409
3,377,583	6.50%, 01/01/2054	3,511,747
3,212,943	5.50%, 09/01/2054	3,260,061
2,478,262	5.00%, 10/01/2054	2,473,132
	Federal National Mortgage Association Alternative Credit Enhancement Securities(f)
	Series 2019-M21 Class X3
1,819,587	1.13%, 06/25/2034	106,443
	Series 2020-M2 Class X
4,269,945	0.30%, 01/25/2030	35,721
40,232	Federal National Mortgage Association Interest Strip Series 415 Class A3 3.00%, 11/25/2042	37,261
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2012-103 Class HB
9,468	1.50%, 09/25/2027	9,310
	Series 2012-18 Class GA
19,803	2.00%, 12/25/2041	18,752
	Series 2012-21 Class PQ
10,051	2.00%, 09/25/2041	9,596
	Series 2012-52 Class PA
17,175	3.50%, 05/25/2042	16,685
	Series 2013-9 Class PT
10,373	1.25%, 02/25/2028	10,138
	Series 2015-48 Class QB
9,210	3.00%, 02/25/2043	9,078
	Series 2015-5 Class EP
45,647	2.00%, 06/25/2043	44,028
	Series 2016-11 Class GA
29,084	2.50%, 03/25/2046	27,405
	Series 2016-38 Class NA
15,168	3.00%, 01/25/2046	14,320
	Series 2017-16 Class PB
288,000	3.00%, 03/25/2047	254,224
	Series 2017-26 Class CG
8,579	3.50%, 07/25/2044	8,537
	Series 2017-34 Class JK
7,796	3.00%, 05/25/2047	7,675
	Series 2017-35 Class AH
10,957	3.50%, 04/25/2053	10,910
	Series 2017-49 Class JA
14,390	4.00%, 07/25/2053	14,367
	Series 2017-84 Class KA
16,991	3.50%, 04/25/2053	16,905
	Series 2018-23 Class LA
30,900	3.50%, 04/25/2048	29,767
	Series 2018-70 Class HA
27,479	3.50%, 10/25/2056	27,041
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Series 2019-12 Class HA
56,365	3.50%, 11/25/2057	$ 54,688
	Series 2019-14 Class CA
49,816	3.50%, 04/25/2049	48,507
	Series 2019-45 Class PT
50,149	3.00%, 08/25/2049	45,971
	Series 2020-1 Class AC
191,635	3.50%, 08/25/2058	184,373
	Series 2022-90 Class AY
680,000	4.50%, 12/25/2041	679,981
	Series 2025-11 Class FB
666,099	4.87%, 03/25/2055(c) 1-mo. SOFR + 1.00%	667,863
	Government National Mortgage Association
3,250,000	3.50%, TBA	2,957,117
2,800,000	4.00%, TBA	2,644,578
4,000,000	4.50%, TBA	3,895,625
3,500,000	5.00%, TBA	3,491,727
1,000,000	5.50%, TBA	1,009,696
2,000,000	6.00%, TBA	2,038,047
125,385	4.00%, 02/20/2045	121,220
27,559	3.00%, 12/20/2045	25,154
63,583	4.50%, 01/20/2046	63,337
109,080	4.50%, 06/20/2048	108,155
109,166	4.50%, 07/20/2048	108,267
115,754	4.50%, 09/20/2048	114,787
116,018	4.50%, 10/20/2048	114,998
98,271	4.50%, 01/20/2049	97,399
110,155	4.50%, 02/20/2049	109,115
241,414	3.50%, 12/20/2049	221,732
229,870	3.50%, 01/20/2050	211,977
1,136,068	3.00%, 03/20/2050	1,022,832
512,205	3.50%, 10/20/2050	472,548
1,508,780	2.00%, 12/20/2050	1,249,937
2,465,207	2.50%, 03/20/2051	2,127,601
63,864	3.00%, 03/20/2051	57,550
57,656	3.00%, 06/20/2051	51,873
2,577,239	2.50%, 08/20/2051	2,224,250
3,773,312	2.50%, 09/20/2051	3,255,330
3,584,998	2.50%, 10/20/2051	3,093,967
2,400,123	3.00%, 10/20/2051	2,159,388
465,580	2.50%, 11/20/2051	400,621
1,731,735	2.00%, 12/20/2051	1,434,642
266,717	2.50%, 12/20/2051	229,503
852,881	3.00%, 05/20/2052	767,336
1,963,152	4.50%, 09/20/2052	1,926,702
841,401	4.50%, 11/20/2052	825,649
775,981	3.50%, 02/20/2053	713,605
2,472,874	5.50%, 05/20/2054	2,501,617
	Series 2013-37 Class LG
11,090	2.00%, 01/20/2042	10,920
	Series 2021-135 Class A
1,381,587	2.00%, 08/20/2051	1,156,260
	Uniform Mortgage-Backed Security(g)
600,000	2.00%, TBA	555,375
9,852,000	2.50%, TBA	8,327,249
1,800,000	3.00%, TBA	1,731,445

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
6,000,000	4.00%, TBA	$ 5,690,547
9,000,000	4.50%, TBA	8,785,280
13,000,000	5.00%, TBA	12,963,437
30,575,000	5.50%, TBA	31,002,518
8,255,000	6.00%, TBA	8,475,635
		224,826,572
TOTAL MORTGAGE-BACKED SECURITIES — 40.26% (Cost $302,124,411)		$297,939,539
MUNICIPAL BONDS AND NOTES
	County of Riverside California, RB
420,000	2.96%,02/15/2027	415,645
420,000	3.07%,02/15/2028	412,427
	Marshall University Series B, RB
100,000	3.13%,05/01/2028	98,018
100,000	3.38%,05/01/2031	95,312
	Maryland Economic Development Corp, RB
270,000	4.97%,11/30/2032	275,555
110,000	5.02%,11/30/2033	112,099
50,000	New York State Thruway Authority Series M, RB 2.90%, 01/01/2035	44,918
230,000	New York Transportation Development Corp, RB 4.25%, 09/01/2035	227,242
355,000	Philadelphia Authority for Industrial Development Series C, RB 6.55%, 10/15/2028	377,460
80,000	Regents of The University of California Medical Center Series H, RB 6.55%, 05/15/2048	85,454
575,000	State Board of Administration Finance Corp, RB 2.15%, 07/01/2030	529,062
85,000	State of California, GO 7.30%, 10/01/2039	98,921
TOTAL MUNICIPAL BONDS AND NOTES — 0.37% (Cost $2,902,976)		$2,772,113
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Farm Credit Bank Funding Corp
2,080,000	2.90%, 04/12/2032	1,960,048
760,000	2.85%, 03/28/2034	685,200
	Federal Home Loan Bank
560,000	3.38%, 09/10/2032	539,655
Principal Amount(a)		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
600,000	4.75%, 12/10/2032	$ 626,397
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.52% (Cost $4,008,450)		$3,811,300
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
1,562,276(h)	1.75%, 01/15/2034	1,549,593
481,626(h)	1.88%, 07/15/2035	479,901
3,443,655(h)	0.75%, 02/15/2042	2,673,308
14,161(h)	0.63%, 02/15/2043	10,509
1,362,056(h)	1.38%, 02/15/2044	1,137,254
1,043,871(h)	0.75%, 02/15/2045	758,928
412,221(h)	1.00%, 02/15/2046	309,898
823,141(h)	0.25%, 02/15/2050	472,436
1,886,089(h)	1.50%, 02/15/2053	1,466,534
	United States Treasury Note/Bond
3,980,000	1.38%, 08/31/2026(i)(j)	3,923,868
265,000	1.13%, 02/28/2027	257,857
6,585,000	4.25%, 03/15/2027	6,640,818
6,970,000	3.75%, 04/30/2027	6,991,781
1,070,000	0.50%, 06/30/2027	1,023,898
14,490,000	3.75%, 06/30/2027	14,546,036
430,000	0.38%, 09/30/2027	407,576
125,000	0.50%, 10/31/2027	118,442
8,765,000	4.13%, 11/15/2027	8,864,976
5,830,000	0.75%, 01/31/2028	5,512,310
2,510,000	1.25%, 05/31/2028	2,379,794
2,870,000	1.25%, 06/30/2028	2,716,298
19,890,000	3.63%, 08/15/2028	19,940,502
9,240,000	4.63%, 04/30/2029	9,538,495
5,505,000	4.13%, 11/30/2029	5,600,047
11,850,000	1.50%, 02/15/2030	10,884,410
3,290,000	4.00%, 03/31/2030	3,331,896
1,340,000	3.75%, 06/30/2030	1,343,193
1,710,000	4.63%, 09/30/2030	1,776,931
1,360,000	1.25%, 08/15/2031	1,184,847
3,045,000	1.38%, 11/15/2031	2,652,362
13,920,000	4.50%, 12/31/2031	14,405,025
3,620,000	2.75%, 08/15/2032	3,374,377
7,675,000	4.25%, 11/15/2034	7,755,647
8,830,000	4.63%, 02/15/2035	9,165,609
10,000	4.00%, 11/15/2035	9,856
2,380,000	4.38%, 05/15/2040	2,339,559
730,000	4.75%, 02/15/2041	742,946
1,500,000	4.00%, 11/15/2042	1,374,844
3,900,000	3.13%, 02/15/2043	3,154,277
1,200,000	3.88%, 05/15/2043	1,076,484
350,000	4.38%, 08/15/2043	334,318
1,566,000	3.63%, 02/15/2044	1,344,374
680,000	4.63%, 05/15/2044	667,622
610,000	3.13%, 08/15/2044	482,805
3,850,000	2.50%, 02/15/2045	2,726,582
1,150,000	4.88%, 08/15/2045	1,161,141
3,010,000	2.50%, 02/15/2046	2,096,065

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
U.S. Treasury Bonds and Notes — (continued)
1,500,000	2.88%, 11/15/2046	$ 1,107,656
1,500,000	3.00%, 02/15/2047	1,129,277
6,596,000	3.00%, 05/15/2047	4,953,184
2,570,000	3.00%, 02/15/2048	1,912,441
1,580,000	3.13%, 05/15/2048	1,199,998
1,915,000	3.38%, 11/15/2048	1,515,169
1,280,000	2.88%, 05/15/2049	918,250
910,000	2.38%, 11/15/2049	584,497
5,100,000	1.25%, 05/15/2050	2,441,227
2,730,000	1.63%, 11/15/2050	1,433,250
1,365,000	2.25%, 02/15/2052	828,171
3,485,000	3.00%, 08/15/2052	2,495,995
6,331,400	4.00%, 11/15/2052	5,490,264
2,995,000	3.63%, 05/15/2053	2,422,791
3,128,000	4.25%, 08/15/2054	2,828,152
2,745,000	4.63%, 02/15/2055	2,655,788
930,000	4.75%, 05/15/2055	913,870
1,635,000	4.75%, 08/15/2055	1,614,563
	United States Treasury Strip Coupon(k)
1,842,000	3.75%, 11/15/2029	1,595,170
390,000	3.84%, 08/15/2030	327,085
390,000	3.86%, 11/15/2030	323,625
1,150,000	3.96%, 08/15/2031	922,635
1,510,000	3.98%, 11/15/2031	1,197,874
831,000	4.04%, 05/15/2032	643,983
390,000	4.18%, 08/15/2033	284,557
870,000	4.37%, 08/15/2035	573,953
TOTAL U.S. TREASURY BONDS AND NOTES — 28.79% (Cost $222,416,022)		$213,019,654
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
11,179,701	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(l), 3.71%(m)	11,179,701
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.51% (Cost $11,179,701)		$11,179,701
Principal Amount(a)
SHORT TERM INVESTMENTS
Commercial Paper — 0.21%
1,571,000	General Motors Financial Co Inc(b) 4.01%, 01/26/2026	1,566,522
Principal Amount(a)		Fair Value
U.S. Treasury Bonds and Notes — 6.70%
	U.S. Treasury Bills
5,805,000	3.87%, 01/06/2026	$ 5,801,885
5,515,000	3.86%, 01/13/2026(k)	5,507,907
8,765,000	3.58%, 01/20/2026	8,747,212
2,155,000	3.80%, 02/05/2026(e)(k)	2,147,075
9,115,000	3.58%, 02/10/2026(e)(k)	9,078,888
10,700,000	3.79%, 02/17/2026(k)	10,647,372
5,140,000	3.58%, 02/24/2026	5,112,586
2,530,000	3.65%, 03/31/2026(k)	2,507,356
		49,550,281
TOTAL SHORT TERM INVESTMENTS — 6.91% (Cost $51,116,248)		$51,116,803
TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENTS — 111.16% (Cost: $837,423,919)		$822,540,121
TBA SALE COMMITMENTS
U.S. Government Agency — (0.73%)
	Uniform Mortgage-Backed Security(g)
(3,000,000)	2.00%, TBA	(2,424,363)
(1,000,000)	3.00%, TBA	(884,336)
(2,000,000)	6.50%, TBA	(2,078,481)
		(5,387,180)
TBA SALE COMMITMENTS — (0.73)% (Proceeds $(5,396,836))		$(5,387,180)
TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 110.43% (Cost $832,027,083)		$817,152,941
OTHER ASSETS & LIABILITIES, NET — (10.43)%		$(77,155,081)
TOTAL NET ASSETS — 100.00%		$739,997,860

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2025
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the aggregate fair value of 144A securities was $142,870,179, representing 19.31% of net assets.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of December 31, 2025.
(d)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of December 31, 2025. Maturity date disclosed represents final maturity date.
(e)	All or a portion of the security is on loan as of December 31, 2025.
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Interest rate shown reflects the rate in effect as of December 31, 2025.
(g)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(h)	Principal amount of the security is adjusted for inflation.
(i)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(j)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(k)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(l)	Collateral received for securities on loan.
(m)	Rate shown is the 7-day yield as of December 31, 2025.
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation Bonds
LP	Limited Partnership
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
As of December 31, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
3 Year Commonwealth Treasury Bond Futures	48	AUD	4,598	Mar 2026	$(2,311)
3-mo. EURIBOR Futures	28	EUR	6,856	Sep 2026	2,466
Euro-Buxl 30 Year Bond Futures	24	EUR	2,643	Mar 2026	(22,456)
ICE 3-mo. SONIA Futures	41	GBP	9,867	Dec 2025	5,347
Long Gilt Futures	25	GBP	2,284	Mar 2026	12,617
U.S. 10 Year Treasury Note Futures	160	USD	17,990	Mar 2026	(28,481)
U.S. 10 Year Treasury Ultra Futures	26	USD	2,990	Mar 2026	(20,911)
U.S. 2 Year Treasury Note Futures	155	USD	32,362	Mar 2026	(16,341)
U.S. 5 Year Treasury Note Futures	174	USD	19,019	Mar 2026	(9,302)
U.S. Long Bond Futures	209	USD	24,159	Mar 2026	(245,319)
U.S. Ultra Bond Futures	148	USD	17,464	Mar 2026	(264,721)
Short
Euro-Bund Futures	2	EUR	255	Mar 2026	(305)
Euro-OAT Futures	52	EUR	6,271	Mar 2026	33,589
U.S. 10 Year Treasury Ultra Futures	138	USD	15,872	Mar 2026	97,066
U.S. 5 Year Treasury Note Futures	136	USD	14,865	Mar 2026	48,622
				Net Depreciation	$(410,440)
As of December 31, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized (Depreciation)
SAH	USD	3,295,496	EUR	2,811,235	02/25/2026	$(17,045)
					Net Depreciation	$(17,045)
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2025
As of December 31, 2025, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments/ Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation	Implied Credit Spread(b)	Receive Frequency	Pay Frequency
Sell Credit Protection
CDX.NA.IG.42(c)	USD	6,592	$141,042	$98,839	1.00%	06/20/2029	$42,203	0.35%	Quarterly	-
CDX.NA.IG.43(c)	USD	11,600	258,245	211,387	1.00	12/20/2029	46,858	0.40	Quarterly	-
CDX.NA.IG.45(c)	USD	24,545	555,991	532,574	1.00	12/20/2030	23,417	0.50	Quarterly	-
			$955,278	$842,800		Net Appreciation	$112,478
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.
As of December 31, 2025, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
1-day SOFR	Annually	3.06%	Annually	USD	12,000	08/31/2027	$12,358	$709	$11,649
1-day TONA	Annually	1.25%	Annually	JPY	1,834,130	12/15/2027	14,949	(1,974)	16,923
1-day SOFR	Annually	3.14%	Annually	USD	14,570	12/15/2027	25,176	(27,217)	52,393
4.00%	Annually	6-mo. NIBOR	Semi-Annually	NOK	338,610	03/18/2028	(64,702)	(16,354)	(48,349)
1-day SOFR	Annually	3.50%	Annually	USD	25,350	03/18/2028	(117,150)	(79,597)	(37,553)
1.75%	Annually	1-day EUROSTR	Annually	EUR	9,560	03/18/2028	(66,131)	(60,676)	(5,455)
1-day CORRA	Semi-Annually	2.50%	Semi-Annually	CAD	1,070	03/18/2028	590	721	(131)
2.75%	Semi-Annually	1-day CORRA	Semi-Annually	CAD	30	03/18/2028	89	61	28
6-mo. EURIBOR	Semi-Annually	2.00%	Annually	EUR	1,120	03/18/2028	7,873	7,821	52
6-mo. EURIBOR	Semi-Annually	2.25%	Annually	EUR	1,740	03/18/2028	2,327	1,746	581
3-mo. BBSW	Quarterly	3.50%	Quarterly	AUD	3,200	03/18/2028	23,866	21,520	2,346
1-day SARON	Annually	0.00%	Annually	CHF	11,710	03/18/2028	21,707	19,063	2,644
4.00%	Annually	1-day SONIA	Annually	GBP	1,270	03/18/2028	17,332	12,789	4,544
1-day TONA	Annually	1.00%	Annually	JPY	3,436,000	03/18/2028	104,672	60,562	44,110
3.75%	Annually	1-day SONIA	Annually	GBP	20,280	03/18/2028	147,386	46,668	100,718
3.37%	Annually	1-day SOFR	Annually	USD	33,980	06/23/2028	35,316	(103,083)	138,399
2.00%	Annually	1-day EUROSTR	Annually	EUR	47,769	09/10/2028	(149,904)	73,420	(223,324)
6-mo. EURIBOR	Semi-Annually	2.50%	Annually	EUR	47,769	09/10/2028	23,403	10,560	12,843
3.20%	Annually	1-day SOFR	Annually	USD	10,800	10/07/2028	(12,252)	1,173	(13,425)
3.50%	Annually	1-day SONIA	Annually	GBP	20,670	10/27/2028	(20,914)	15,005	(35,919)
2.40%	Annually	6-mo. EURIBOR	Semi-Annually	EUR	9,001	08/11/2029	(45,997)	11,795	(57,792)
1-day SOFR	Annually	3.60%	Annually	USD	35,810	06/23/2030	(32,062)	99,652	(131,714)
1-day SOFR	Annually	3.53%	Annually	USD	2,280	07/15/2030	(4,221)	3,211	(7,432)
1-day SONIA	Annually	3.50%	Annually	GBP	19,260	10/27/2030	146,881	86,777	60,104
3.26%	Annually	1-day SOFR	Annually	USD	5,560	01/30/2031	(46,200)	(10,509)	(35,691)
3.75%	Semi-Annually	6-mo. BBSW	Semi-Annually	AUD	5,550	03/18/2031	(125,063)	(121,536)	(3,527)
2.25%	Annually	6-mo. EURIBOR	Semi-Annually	EUR	4,930	03/18/2031	(97,998)	(95,700)	(2,298)
3.75%	Annually	1-day SONIA	Annually	GBP	2,510	03/18/2031	13,210	3,768	9,442
3.50%	Semi-Annually	3-mo. BBR-FRA	Quarterly	NZD	6,890	03/18/2031	(24,700)	(40,157)	15,457
1-day TONA	Annually	1.00%	Annually	JPY	1,354,000	03/18/2031	230,124	186,362	43,762
3.38%	Annually	1-day SOFR	Annually	USD	17,070	08/31/2031	(78,992)	(46,130)	(32,862)
3.85%	Annually	1-day SOFR	Annually	USD	2,840	05/21/2032	30,307	29,674	633
1-day SOFR	Annually	3.58%	Annually	USD	7,410	10/10/2032	47,884	(1,253)	49,137
1-day TONA	Annually	1.30%	Annually	JPY	770,863	08/02/2034	171,744	87,520	84,224
2.50%	Annually	1-day EUROSTR	Annually	EUR	6,550	02/15/2035	(88,355)	(46,646)	(41,709)
3.00%	Annually	6-mo. EURIBOR	Semi-Annually	EUR	2,240	05/15/2035	(28,095)	6,025	(34,120)
4.10%	Annually	1-day SOFR	Annually	USD	8,740	06/24/2035	(2,525)	24,058	(26,583)
4.50%	Annually	1-day SONIA	Annually	GBP	3,820	10/28/2035	22,023	19,252	2,771
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2025
As of December 31, 2025, the Fund held the following centrally cleared interest rate swaps: — (continued)
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
5.00%	Semi-Annually	6-mo. BBSW	Semi-Annually	AUD	8,865	11/27/2035	$(30,511)	$1,374	$(31,885)
1-day SOFR	Annually	4.00%	Annually	USD	5,339	11/27/2035	34,056	149	33,907
1-day SONIA	Annually	4.25%	Annually	GBP	960	03/18/2036	(24,734)	(19,328)	(5,406)
1-day SOFR	Annually	4.00%	Annually	USD	1,200	03/18/2036	(20,659)	(18,815)	(1,844)
6-mo. NIBOR	Semi-Annually	4.00%	Annually	NOK	13,400	03/18/2036	16,140	17,747	(1,607)
6-mo. BBSW	Semi-Annually	4.25%	Semi-Annually	AUD	1,310	03/18/2036	38,757	38,365	392
6-mo. EURIBOR	Semi-Annually	2.50%	Annually	EUR	1,570	03/18/2036	73,313	72,617	696
3.00%	Semi-Annually	1-day CORRA	Semi-Annually	CAD	720	03/18/2036	(8,816)	(10,187)	1,371
1-day SARON	Annually	0.50%	Annually	CHF	270	03/18/2036	6,348	4,428	1,920
3.00%	Annually	3-mo. STIBOR	Quarterly	SEK	6,540	03/18/2036	1,816	(2,904)	4,720
4.00%	Semi-Annually	3-mo. BBR-FRA	Quarterly	NZD	3,100	03/18/2036	(20,765)	(32,767)	12,002
1-day TONA	Annually	1.25%	Annually	JPY	908,000	03/18/2036	353,449	315,279	38,170
1-day SOFR	Annually	3.81%	Annually	USD	9,390	08/31/2036	25,338	(42,503)	67,841
1-day SONIA	Annually	4.25%	Annually	GBP	2,650	01/31/2039	(24,751)	(5,455)	(19,296)
4.57%	Annually	1-day SOFR	Annually	USD	13,030	07/16/2040	(52,784)	15,268	(68,052)
4.44%	Annually	1-day SOFR	Annually	USD	4,990	10/09/2040	(43,013)	(138)	(42,875)
2.16%	Annually	1-day TONA	Annually	JPY	1,142,467	08/02/2044	(350,856)	(234,159)	(116,697)
1-day SOFR	Annually	4.16%	Annually	USD	3,955	03/19/2045	(10,299)	(1,792)	(8,507)
2.75%	Annually	6-mo. EURIBOR	Semi-Annually	EUR	680	03/18/2046	(60,263)	(57,986)	(2,277)
1-day SOFR	Annually	2.88%	Annually	USD	440	03/15/2053	92,935	4,465	88,470
1-day SOFR	Annually	2.97%	Annually	USD	1,235	03/15/2053	242,611	(1,108)	243,719
1-day SOFR	Annually	3.25%	Annually	USD	365	06/21/2053	55,162	440	54,722
1-day SOFR	Annually	3.59%	Annually	USD	670	09/20/2053	63,831	705	63,126
1-day SOFR	Annually	4.21%	Annually	USD	2,000	05/21/2055	54,978	48,215	6,763
1-day SOFR	Annually	3.85%	Annually	USD	10,550	07/17/2055	126,045	43,502	82,543
6-mo. EURIBOR	Semi-Annually	2.80%	Annually	EUR	3,640	08/13/2055	204,125	51,613	152,512
2.90%	Annually	6-mo. EURIBOR	Semi-Annually	EUR	2,100	08/15/2055	(45,737)	5,127	(50,864)
1-day SOFR	Annually	3.83%	Annually	USD	1,580	01/30/2056	87,657	36,145	51,512
2.25%	Annually	1-day TONA	Annually	JPY	107,000	03/18/2056	(85,531)	(82,455)	(3,076)
6-mo. EURIBOR	Semi-Annually	2.50%	Annually	EUR	920	03/18/2056	160,084	156,249	3,835
2.53%	Annually	1-day EUROSTR	Annually	EUR	3,300	03/19/2056	(413,899)	(115,161)	(298,738)
6-mo. EURIBOR	Semi-Annually	2.61%	Annually	EUR	3,300	03/19/2056	491,243	136,095	355,148
6-mo. EURIBOR	Semi-Annually	3.10%	Annually	EUR	2,690	08/15/2056	98,015	41,343	56,672
6-mo. EURIBOR	Semi-Annually	2.60%	Annually	EUR	1,460	08/16/2075	17,185	(4,761)	21,946
6-mo. EURIBOR	Semi-Annually	3.00%	Annually	EUR	390	03/18/2076	16,306	15,896	410
							$1,160,732	$554,583	$606,149
Abbreviations
BBR-FRA	New Zealand Dollar Bank Bill Rate-Forward Rate Agreement Basis Swap
BBSW	Australian Bank Bill Swap Rate
CORRA	Canadian Overnight Repo Rate Average
EURIBOR	Euro Interbank Offered Rate
EUROSTR	Euro short term rate
NIBOR	Norwegian Interbank Offered Rate
SAH	Standard Chartered Bank
SARON	Swiss Average Rate Overnight interest rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
STIBOR	Swedish Krona Stockholm Interbank Offered Rate
TONA	Tokyo Overnight Average Rate
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 1.79%
397,000	Aligned Data Centers Issuer LLC(b) Series 2023-1A Class A2 6.00%, 08/17/2048	$ 399,923
228,000	AutoNation Finance Trust(b) Series 2025-1A Class A3 4.62%, 11/13/2029	230,089
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2023-4A Class A
370,000	5.49%, 06/20/2029	379,339
	Series 2023-8A Class A
281,000	6.02%, 02/20/2030	294,469
	Series 2025-2A Class A
326,000	5.12%, 08/20/2031	334,024
	Series 2025-3A Class A
113,000	4.17%, 02/20/2030	112,780
545,000	Ballyrock Ltd(b)(c) Series 2023-24A Class A1R 5.22%, 07/15/2038 3-mo. SOFR + 1.32%	545,742
56,791	Carvana Auto Receivables Trust Series 2021-N2 Class C 1.07%, 03/10/2028	55,572
	CyrusOne Data Centers Issuer I LLC(b)
	Series 2023-1A Class B
109,027	5.45%, 04/20/2048	107,473
	Series 2023-2A Class A2
502,000	5.56%, 11/20/2048	506,242
907,000	DataBank Issuer II LLC(b) Series 2025-1A Class A2 5.18%, 09/27/2055	893,430
128,147	Ent Auto Receivables Trust(b) Series 2023-1A Class A3 6.24%, 01/16/2029	128,903
1,189,407	Ford Auto Securitization Trust II(b) Series 2022-AA Class A3 CAD, 5.40%, 09/15/2028	881,227
975,000	Invesco US Ltd(b)(c) Series 2023-3A Class AR 5.21%, 07/15/2038 3-mo. SOFR + 1.31%	976,443
619,000	Merchants Fleet Funding LLC(b) Series 2025-1A Class A 4.49%, 01/20/2039	621,106
201,639	Mosaic Solar Loan Trust(b) Series 2023-2A Class A 5.36%, 09/22/2053	193,896
680,000	Octagon Ltd(b)(c) Series 2023-2A Class A1R 5.28%, 04/20/2038 3-mo. SOFR + 1.40%	682,237
748,399	OneMain Financial Issuance Trust(b) Series 2020-2A Class A 1.75%, 09/14/2035	736,682
Principal Amount(a)		Fair Value
Non-Agency — (continued)
124,000	PenFed Auto Receivables Owner Trust(b) Series 2025-A Class A3 4.03%, 07/15/2030	$ 124,263
575,000	Regatta XXV Funding Ltd(b)(c) Series 2023-1A Class A1R 5.24%, 07/15/2038 3-mo. SOFR + 1.34%	577,166
565,000	Retained Vantage Data Centers Issuer LLC(b) Series 2023-1A Class A2A 5.00%, 09/15/2048	563,238
161,985	SpringCastle America Funding LLC(b) Series 2020-AA Class A 1.97%, 09/25/2037	153,033
156,000	Stack Infrastructure Issuer LLC(b) Series 2023-1A Class A2 5.90%, 03/25/2048	156,370
86,873	Sunnova Hestia I Issuer LLC(b) Series 2023-GRID1 Class 1A 5.75%, 12/20/2050	86,903
659,333	Textainer Marine Containers VII Ltd(b) Series 2021-1A Class A 1.68%, 02/20/2046	620,654
758,419	TIF Funding III LLC(b) Series 2024-1A Class A 5.48%, 04/20/2049	761,271
564,832	Tricon American Homes Trust(b) Series 2019-SFR1 Class A 2.75%, 03/17/2038	562,548
235,391	Trinity Rail Leasing LLC(b) Series 2020-2A Class A1 1.83%, 11/19/2050	229,411
		11,914,434
U.S. Government Agency — 0.04%
222,962	Federal Home Loan Mortgage Corp Structured Pass Through Certificates Series 2017-SR01 Class A3 3.09%, 11/25/2027	219,452
TOTAL ASSET-BACKED SECURITIES — 1.83% (Cost $12,052,598)		$12,133,886
CORPORATE BONDS AND NOTES
Basic Materials — 0.30%
	Corp Nacional del Cobre de Chile(b)
540,000	5.95%, 01/08/2034	564,631
220,000	6.30%, 09/08/2053	225,175
590,000	Dow Chemical Co 5.95%, 03/15/2055	536,770
280,000	FMC Corp 5.65%, 05/18/2033	245,433

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Basic Materials — (continued)
200,000	Inversiones CMPC SA(b) 6.13%, 06/23/2033	$ 205,286
200,000	POSCO(b) 5.75%, 01/17/2028	206,075
		1,983,370
Communications — 0.77%
	Charter Communications Operating LLC / Charter Communications Operating Capital
357,000	5.85%, 12/01/2035	356,134
1,633,000	4.80%, 03/01/2050	1,226,709
163,000	6.70%, 12/01/2055	156,283
924,000	3.85%, 04/01/2061	550,621
	Meta Platforms Inc
1,150,000	4.60%, 11/15/2032	1,159,245
450,000	4.88%, 11/15/2035	449,397
139,000	NBN Co Ltd EUR, 4.38%, 03/15/2033	173,273
	NTT Finance Corp(b)
505,000	EUR, 3.68%, 07/16/2033	596,757
376,000	EUR, 4.09%, 07/16/2037	447,241
		5,115,660
Consumer, Cyclical — 0.91%
300,000	Alimentation Couche-Tard Inc(b) EUR, 4.01%, 02/12/2036	352,884
407,000	Alimentation Couche-Tard Inc EUR, 4.01%, 02/12/2036	478,746
	Aptiv Swiss Holdings Ltd
663,000	EUR, 4.25%, 06/11/2036	772,519
300,000	3.10%, 12/01/2051	192,691
	Ford Motor Credit Co LLC
200,000	7.20%, 06/10/2030	214,302
900,000	7.12%, 11/07/2033	966,657
700,000	Gildan Activewear Inc(b) 4.70%, 10/07/2030	696,565
1,500,000	Toyota Motor Finance Netherlands BV EUR, 3.13%, 04/21/2028	1,781,712
500,000	Volkswagen International Finance NV(d) EUR, 4.38%, Perpetual	576,446
		6,032,522
Consumer, Non-Cyclical — 2.21%
600,000	ASTM SpA EUR, 2.38%, 11/25/2033	629,432
	Autostrade per l'Italia SpA
292,000	EUR, 2.00%, 01/15/2030	327,820
629,000	EUR, 2.25%, 01/25/2032	686,842
425,000	EUR, 4.63%, 02/28/2036	516,696
428,000	Avery Dennison Corp EUR, 4.00%, 09/11/2035	504,586
600,000	Bayer AG EUR, 7.00%, 09/25/2083	774,750
Principal Amount(a)		Fair Value
Consumer, Non-cyclical — (continued)
635,000	Becton Dickinson & Co EUR, 3.83%, 06/07/2032	$ 760,475
	BMS Ireland Capital Funding DAC
504,000	EUR, 3.36%, 11/10/2033	585,327
451,000	EUR, 4.58%, 11/10/2055	517,183
790,000	Eurofins Scientific SE EUR, 4.75%, 09/06/2030	981,682
428,000	Fiserv Funding ULC EUR, 4.00%, 06/15/2036	491,617
	Global Payments Inc
517,000	EUR, 4.88%, 03/17/2031	632,349
800,000	5.55%, 11/15/2035	795,146
	Kraft Heinz Foods Co
381,000	5.00%, 06/04/2042	349,604
250,000	4.38%, 06/01/2046	206,530
379,000	Kroger Co 5.65%, 09/15/2064	361,528
700,000	Medtronic Inc EUR, 4.15%, 10/15/2043	807,127
266,000	MSD Netherlands Capital BV EUR, 3.50%, 05/30/2037	306,628
	Pfizer Investment Enterprises Pte Ltd
574,000	5.11%, 05/19/2043	552,358
215,000	5.30%, 05/19/2053	203,578
670,000	Royalty Pharma PLC 5.90%, 09/02/2054	661,412
700,000	Sartorius Finance BV EUR, 4.88%, 09/14/2035	869,339
1,500,000	Stryker Corp EUR, 2.13%, 11/30/2027	1,749,732
646,000	Viatris Inc 4.00%, 06/22/2050	430,212
		14,701,953
Energy — 1.86%
480,000	Enbridge Inc 8.50%, 01/15/2084	550,401
	Eni SpA(b)
336,000	5.50%, 05/15/2034	346,307
431,000	5.95%, 05/15/2054	427,316
	Petroleos Mexicanos
2,296,000	EUR, 4.75%, 02/26/2029	2,711,571
1,894,000	5.95%, 01/28/2031	1,833,093
3,333,000	6.70%, 02/16/2032	3,324,102
320,000	Raizen Fuels Finance SA(b) 6.45%, 03/05/2034	261,004
	Repsol E&P Capital Markets US LLC(b)
451,000	5.20%, 09/16/2030	457,381
400,000	5.98%, 09/16/2035	407,952
440,000	Var Energi ASA EUR, 7.86%, 11/15/2083	567,730
800,000	Wintershall Dea Finance 2 BV(d) EUR, 3.00%, Perpetual	902,553
600,000	Wintershall Dea Finance BV EUR, 1.82%, 09/25/2031	624,379
		12,413,789

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Financial — 5.00%
100,000	Aareal Bank AG EUR, 5.63%, 12/12/2034	$ 122,148
492,000	American National Group Inc 6.00%, 07/15/2035	498,902
1,692,000	Avolon Holdings Funding Ltd(b) 2.75%, 02/21/2028	1,638,584
320,000	Barclays PLC(d) GBP, 9.25%, Perpetual	465,311
	BNP Paribas SA
200,000	EUR, 6.88%, Perpetual(d)	251,657
789,000	7.75%, Perpetual(b)(d)	833,325
330,000	2.87%, 04/19/2032(b)	301,255
500,000	EUR, 4.75%, 11/13/2032	622,726
	BPCE SA
600,000	EUR, 4.50%, 01/13/2033	738,978
1,400,000	EUR, 2.13%, 10/13/2046	1,476,156
560,000	Capital One Financial Corp 7.96%, 11/02/2034	660,238
420,000	CI Financial Corp(b) EUR, 4.63%, 12/12/2031	496,135
1,290,000	Citadel Finance LLC(b) 5.90%, 02/10/2030	1,316,949
	Citigroup Inc
680,000	EUR, 3.49%, 10/22/2034	783,798
830,000	EUR, 4.11%, 04/29/2036	991,370
400,000	Commerzbank AG(d) EUR, 6.50%, Perpetual	499,459
400,000	Cooperatieve Rabobank UA(d) EUR, 4.88%, Perpetual	475,421
1,100,000	Credit Agricole SA EUR, 4.38%, 11/27/2033	1,348,590
371,000	CTP NV EUR, 4.25%, 03/10/2035	432,715
	Deutsche Bank AG
600,000	EUR, 7.38%, Perpetual(d)	758,990
900,000	EUR, 1.75%, 11/19/2030	998,470
1,266,000	GLP Capital LP / GLP Financing II Inc REIT 5.75%, 11/01/2037	1,259,182
400,000	Indigo Group SAS EUR, 4.50%, 04/18/2030	490,996
	Intesa Sanpaolo SpA
580,000	EUR, 7.75%, Perpetual(d)	709,779
500,000	EUR, 9.13%, Perpetual(d)	678,383
650,000	8.25%, 11/21/2033(b)	767,371
600,000	JAB Holdings BV EUR, 5.00%, 06/12/2033	753,155
1,070,000	Kreditanstalt fuer Wiederaufbau EUR, 0.38%, 04/23/2030	1,148,251
	Morgan Stanley
240,000	EUR, 3.52%, 05/22/2031	285,145
560,000	EUR, 4.10%, 05/22/2036	669,297
917,000	4.89%, 10/22/2036	908,882
490,000	P3 Group SARL EUR, 3.75%, 04/02/2033	566,346
	Realty Income Corp REIT
266,000	EUR, 5.13%, 07/06/2034	339,922
352,000	EUR, 3.88%, 06/20/2035	408,514
Principal Amount(a)		Fair Value
Financial — (continued)
635,000	RLGH Finance Bermuda Ltd 8.25%, 07/17/2031	$ 718,839
840,000	SBA Tower Trust REIT(b) Series 2020-1-2 Class 1C 1.88%, 01/15/2026	839,065
2,500,000	Segro Capital SARL REIT EUR, 1.25%, 03/23/2026	2,928,799
350,000	Societe Generale SA(b)(d) 9.38%, Perpetual	373,855
150,000	Store Capital LLC REIT(b) 5.40%, 04/30/2030	152,793
680,000	UBS Group AG(b)(d) 7.00%, Perpetual	694,081
600,000	Volksbank Wien AG EUR, 5.50%, 12/04/2035	732,956
	WEA Finance LLC REIT(b)
683,000	2.88%, 01/15/2027	672,226
125,000	4.13%, 09/20/2028	124,018
277,000	WEA Finance LLC REIT 2.88%, 01/15/2027	272,631
429,000	WP Carey Inc REIT EUR, 3.70%, 11/19/2034	488,035
557,000	Zions Bancorp NA 6.82%, 11/19/2035	591,538
		33,285,236
Industrial — 0.97%
768,000	Amcor UK Finance PLC EUR, 3.95%, 05/29/2032	914,013
2,500,000	Caterpillar Financial Services Corp EUR, 3.74%, 09/04/2026	2,965,735
	Cellnex Finance Co SA
100,000	EUR, 3.50%, 05/22/2032	116,650
100,000	EUR, 2.00%, 02/15/2033	104,654
	Deutsche Bahn AG
134,000	EUR, 1.38%, 03/03/2034	136,187
370,000	EUR, 0.63%, 04/15/2036	329,096
120,000	EUR, 0.63%, 12/08/2050	64,327
80,000	EUR, 1.13%, 05/29/2051	49,959
333,000	DS Smith PLC EUR, 4.50%, 07/27/2030	409,871
510,000	GFL Environmental Inc(b) 6.75%, 01/15/2031	535,078
570,000	Heathrow Funding Ltd EUR, 3.88%, 01/16/2036	660,371
163,000	Veralto Corp EUR, 4.15%, 09/19/2031	198,841
		6,484,782
Technology — 1.00%
	Foundry JV Holdco LLC(b)
640,000	6.25%, 01/25/2035	678,650
640,000	6.10%, 01/25/2036	669,080
630,000	6.20%, 01/25/2037	662,005
	Intel Corp
450,000	5.70%, 02/10/2053	418,931
477,000	5.60%, 02/21/2054	440,366

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Technology — (continued)
	Oracle Corp
200,000	4.80%, 09/26/2032	$ 193,084
780,000	5.20%, 09/26/2035	747,303
410,000	3.60%, 04/01/2040	304,072
1,074,000	3.65%, 03/25/2041	783,504
588,000	5.95%, 09/26/2055	520,976
140,000	Take-Two Interactive Software Inc 5.60%, 06/12/2034	146,117
1,000,000	Ubisoft Entertainment SA EUR, 0.88%, 11/24/2027	1,080,734
		6,644,822
Utilities — 1.05%
430,000	AES Corp 5.80%, 03/15/2032	440,960
	Electricite de France SA
400,000	EUR, 7.50%, Perpetual(d)	511,945
1,000,000	EUR, 2.00%, 12/09/2049	691,479
400,000	Engie SA EUR, 4.50%, 09/06/2042	469,486
1,209,000	London Power Networks PLC EUR, 3.84%, 06/11/2037	1,409,232
742,000	NextEra Energy Capital Holdings Inc EUR, 4.50%, 05/15/2056	868,597
859,000	Northumbrian Water Finance PLC GBP, 6.38%, 10/28/2034	1,218,828
	RWE Finance US LLC(b)
460,000	5.88%, 04/16/2034	484,925
440,000	6.25%, 04/16/2054	451,542
146,000	Severn Trent Utilities Finance PLC GBP, 5.25%, 04/04/2036	192,701
200,000	Yorkshire Water Finance PLC GBP, 6.60%, 04/17/2031	283,775
		7,023,470
TOTAL CORPORATE BONDS AND NOTES — 14.07% (Cost $92,449,667)		$93,685,604
FOREIGN GOVERNMENT BONDS AND NOTES
363,000	Africa Finance Corp 4.38%, 04/17/2026	362,488
	Australia Government Bond
2,675,000	AUD, 4.50%, 04/21/2033	1,780,828
1,385,000	AUD, 3.25%, 06/21/2039	772,432
500,000	AUD, 3.00%, 03/21/2047	240,620
7,785,000	AUD, 1.75%, 06/21/2051	2,656,374
90,000,000	Bonos de la Tesoreria de la Republica en pesos(b) CLP, 4.70%, 09/01/2030	99,807
28,560(e)	Brazil Notas do Tesouro Nacional Serie F BRL, 10.00%, 01/01/2033	4,388,642
1,600,000	Bundesobligation EUR, 2.40%, 10/19/2028	1,890,073
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Bundesrepublik Deutschland Bundesanleihe
2,410,000	EUR, 0.50%, 02/15/2028	$ 2,739,320
2,916,000	EUR, 0.25%, 02/15/2029	3,224,926
1,447,000	EUR, 0.00%, 02/15/2030	1,545,126
4,211,000	EUR, 2.40%, 11/15/2030	4,937,227
2,110,000	EUR, 0.00%, 08/15/2031	2,159,682
3,870,000	EUR, 0.00%, 02/15/2032	3,898,134
845,000	EUR, 1.70%, 08/15/2032	939,848
4,911,000	EUR, 2.30%, 02/15/2033	5,640,323
290,000	EUR, 4.75%, 07/04/2034	392,169
1,298,480	EUR, 2.50%, 02/15/2035	1,487,029
2,350,000	EUR, 0.00%, 05/15/2035	2,118,759
100,000	EUR, 4.00%, 01/04/2037	128,842
1,630,000	Bundesschatzanweisungen EUR, 1.90%, 09/16/2027	1,909,072
	Canadian Government Bond
2,150,000	CAD, 3.25%, 09/01/2028	1,588,592
730,000	CAD, 1.50%, 12/01/2031	486,436
2,778,000	CAD, 3.25%, 06/01/2035	1,999,682
710,000	CAD, 4.00%, 06/01/2041	539,891
1,486,000	CAD, 2.75%, 12/01/2055	876,140
	China Government Bond
46,780,000	CNY, 1.61%, 02/15/2035	6,550,185
3,530,000	CNY, 3.81%, 09/14/2050	640,130
35,830,000	CNY, 1.92%, 01/15/2055	4,718,569
3,600,000	CNY, 3.73%, 05/25/2070	696,071
	Colombian TES
16,947,300,352	COP, 11.00%, 08/22/2029	4,226,878
15,896,999,936	COP, 7.00%, 03/26/2031	3,286,315
28,336,000,256	COP, 13.25%, 02/09/2033	7,575,356
14,460,699,648	COP, 11.75%, 01/24/2035	3,571,862
8,790,000	Czech Republic Government Bond CZK, 3.00%, 03/03/2033	391,877
1,550,000	Denmark Government Bond DKK, 4.50%, 11/15/2039	286,897
4,100,000	Eagle Funding Luxco SARL(b) 5.50%, 08/17/2030	4,176,219
	European Union
830,000	EUR, 3.13%, 12/04/2030	997,881
1,666,000	EUR, 3.00%, 12/04/2034	1,945,361
1,474,000	EUR, 0.20%, 06/04/2036	1,271,832
651,843	EUR, 3.75%, 10/12/2045	755,547
2,797,247	EUR, 3.00%, 03/04/2053	2,738,678
572,384	EUR, 3.38%, 10/05/2054	595,578
	Finland Government Bond(b)
750,000	EUR, 0.50%, 09/15/2027	857,346
150,000	EUR, 3.00%, 09/15/2033	176,668
	French Republic Government Bond OAT(b)
1,025,000	EUR, 2.75%, 02/25/2029	1,213,542
2,400,000	EUR, 3.00%, 05/25/2033	2,781,221
319,000	EUR, 3.00%, 11/25/2034	362,828
1,475,000	EUR, 4.00%, 10/25/2038	1,767,265
650,000	EUR, 3.25%, 05/25/2055	615,008
	Hellenic Republic Government Bond(b)
339,000	EUR, 3.63%, 06/15/2035	404,413

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
361,000	EUR, 4.38%, 07/18/2038	$ 453,812
70,000	Hungary Government Bond HUF, 2.25%, 04/20/2033	161
	Iceland Rikisbref
150,051,888	ISK, 6.50%, 01/24/2031	1,189,091
141,644,768	ISK, 7.00%, 09/17/2035	1,168,658
220,746,561	ISK, 6.50%, 02/15/2038	1,761,549
286,078,016	ISK, 4.50%, 02/17/2042	1,850,319
	Indonesia Treasury Bond
18,826,999,808	IDR, 7.00%, 09/15/2030	1,188,278
12,050,000,128	IDR, 7.50%, 04/15/2040	788,774
450,000	Ireland Government Bond EUR, 2.60%, 10/18/2034	512,227
	Italy Buoni Poliennali Del Tesoro
5,250,000	EUR, 4.40%, 05/01/2033	6,671,397
1,638,000	EUR, 3.65%, 08/01/2035(b)	1,955,355
1,652,000	EUR, 0.95%, 03/01/2037(b)	1,471,797
100,000	EUR, 2.45%, 09/01/2050(b)	85,801
394,000	EUR, 2.15%, 09/01/2052(b)	307,908
6,185,000	EUR, 4.30%, 10/01/2054(b)	7,214,185
699,000	EUR, 2.15%, 03/01/2072(b)	485,533
	Japan Government Forty Year Bond
328,600,000	JPY, 1.00%, 03/20/2062	1,062,726
1,637,749,952	JPY, 2.20%, 03/20/2064	7,603,869
	Japan Government Ten Year Bond
669,400,000	JPY, 0.10%, 03/20/2027	4,230,160
600,000,000	JPY, 0.10%, 12/20/2027	3,754,060
	Japan Government Thirty Year Bond
589,699,968	JPY, 1.50%, 03/20/2045	2,988,820
163,700,000	JPY, 0.80%, 12/20/2047	667,989
23,950,000	JPY, 0.70%, 12/20/2050	85,573
590,000,000	JPY, 1.80%, 09/20/2053	2,698,617
606,049,984	JPY, 1.60%, 12/20/2053	2,628,138
87,750,000	JPY, 1.80%, 03/20/2054	400,062
896,600,016	JPY, 2.20%, 06/20/2054	4,498,340
641,550,000	JPY, 2.10%, 09/20/2054	3,141,154
447,600,000	JPY, 2.30%, 12/20/2054	2,294,521
70,500,000	JPY, 2.80%, 06/20/2055	402,338
	Japan Government Twenty Year Bond
431,500,000	JPY, 1.50%, 06/20/2034	2,664,617
360,800,000	JPY, 1.40%, 12/20/2042	1,883,604
159,000,000	JPY, 1.10%, 03/20/2043	784,778
750,000	Kingdom of Belgium Government Bond(b) EUR, 3.30%, 06/22/2054	738,480
	Korea Treasury Bond
1,236,000,000	KRW, 4.25%, 12/10/2032	903,428
15,000,000,000	KRW, 2.63%, 06/10/2035	9,771,992
1,219,000,064	KRW, 3.13%, 09/10/2052	818,866
857,000,000	KRW, 3.25%, 03/10/2053	588,783
5,810,000	Malaysia Government Bond MYR, 4.64%, 11/07/2033	1,544,737
	Mexican Bonos
267,600(f)	MXN, 8.50%, 03/01/2029	1,497,297
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
170,000(f)	MXN, 7.50%, 05/26/2033	$ 878,034
920,000(f)	MXN, 8.00%, 02/21/2036	4,730,151
	Mexico Government International Bond
1,690,000	5.38%, 03/22/2033	1,674,790
3,806,000	EUR, 4.50%, 03/19/2034	4,460,965
4,220,000	EUR, 4.00%, 03/15/2115(g)	3,467,240
1,300,000	Netherlands Government Bond(b) EUR, 2.50%, 07/15/2034	1,484,497
	New South Wales Treasury Corp
1,961,000	AUD, 2.00%, 03/08/2033	1,075,183
989,000	AUD, 4.75%, 02/20/2035	637,373
1,060,400	AUD, 4.25%, 02/20/2036	647,021
	New Zealand Government Bond
670,000	NZD, 3.50%, 04/14/2033	369,438
950,000	NZD, 4.25%, 05/15/2034	545,036
600,000	Nigeria Government International Bond(b) 8.63%, 01/13/2036	644,228
393,000	Peru Government Bond(g) PEN, 6.15%, 08/12/2032	126,104
320,000	Peruvian Government International Bond(b) PEN, 7.60%, 08/12/2039	103,893
500,000	Portugal Obrigacoes do Tesouro OT(b) EUR, 2.88%, 10/20/2034	579,179
	Province of Alberta Canada
368,000	CAD, 3.10%, 06/01/2050	209,424
367,000	CAD, 4.45%, 12/01/2054	260,835
	Province of Ontario Canada
1,032,000	CAD, 4.15%, 12/02/2054	698,418
1,762,000	CAD, 4.60%, 12/02/2055	1,286,084
590,000	Province of Quebec Canada CAD, 4.20%, 12/01/2057	396,151
	Queensland Treasury Corp
846,000	AUD, 2.00%, 08/22/2033	454,470
2,209,000	AUD, 1.75%, 07/20/2034(b)	1,121,777
685,000	AUD, 4.50%, 08/22/2035(b)	427,797
1,100,000	Republic of Austria Government Bond(b) EUR, 2.90%, 02/20/2034	1,283,207
1,325,000	Republic of Poland Government Bond PLN, 6.00%, 10/25/2033	394,543
38,160,001	Republic of South Africa Government Bond ZAR, 8.88%, 02/28/2035	2,397,594
	Romanian Government International Bond
680,000	6.63%, 02/17/2028(b)	708,820
749,000	EUR, 5.25%, 05/30/2032(b)	900,767
2,470,000	EUR, 6.38%, 09/18/2033	3,115,757
1,089,000	EUR, 5.63%, 02/22/2036(b)	1,265,460
298,000	EUR, 3.38%, 02/08/2038	274,321
1,619,000	EUR, 2.63%, 12/02/2040	1,253,136
2,924,000	EUR, 2.88%, 04/13/2042	2,267,708
1,090,000	EUR, 6.50%, 10/07/2045(b)	1,276,156

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
849,000	EUR, 4.63%, 04/03/2049	$ 784,639
1,664,000	EUR, 3.38%, 01/28/2050	1,253,238
630,000	Singapore Government Bond SGD, 3.38%, 09/01/2033	535,078
	Spain Government Bond(b)
3,175,000	EUR, 0.70%, 04/30/2032	3,274,367
2,648,000	EUR, 2.35%, 07/30/2033	2,975,331
1,060,000	EUR, 3.25%, 04/30/2034	1,256,490
1,440,000	EUR, 3.45%, 10/31/2034	1,726,766
241,000	EUR, 1.00%, 10/31/2050	151,016
1,940,000	EUR, 4.00%, 10/31/2054	2,233,196
4,400,000	Sweden Government Bond SEK, 2.25%, 05/11/2035	458,346
	Swiss Confederation Government Bond
1,410,000	CHF, 0.50%, 06/27/2032	1,814,202
930,000	CHF, 3.50%, 04/08/2033	1,450,770
	Thailand Government Bond
22,850,000	THB, 2.00%, 12/17/2031	753,193
43,000,000	THB, 2.41%, 03/17/2035	1,459,133
4,733,000	Treasury Corp of Victoria AUD, 4.75%, 09/15/2036	2,972,852
	United Kingdom Gilt
2,950,000	GBP, 4.50%, 06/07/2028	4,044,503
600,000	GBP, 1.63%, 10/22/2028	765,053
1,429,541	GBP, 4.75%, 12/07/2030	2,000,974
1,750,000	GBP, 3.25%, 01/31/2033	2,215,773
1,475,000	GBP, 4.25%, 07/31/2034	1,964,317
2,159,140	GBP, 3.50%, 01/22/2045	2,342,868
3,629,282	GBP, 0.88%, 01/31/2046	2,305,521
2,850,000	GBP, 1.25%, 07/31/2051	1,704,138
10,720,000	GBP, 1.50%, 07/31/2053	6,644,559
4,875,000	GBP, 4.38%, 07/31/2054	5,760,769
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 42.12% (Cost $298,867,519)		$280,426,432
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.43%
245,756	A&D Mortgage Trust(b)(h) Series 2023-NQM2 Class A1 6.13%, 05/25/2068	245,861
	COLT Mortgage Loan Trust(b)(h)
	Series 2023-2 Class A1
164,992	6.60%, 07/25/2068	165,822
	Series 2023-4 Class A1
408,096	7.16%, 10/25/2068	413,109
409,323	New Residential Mortgage Loan Trust(b)(i) Series 2022-NQM1 Class A1 2.28%, 04/25/2061	365,812
515,131	Onslow Bay Financial LLC(b)(i) Series 2025-NQM18 Class A1 5.06%, 09/25/2065	516,539
Principal Amount(a)		Fair Value
Non-Agency — (continued)
723,000	Sequoia Logistics Designated Activity Company(b)(c) Series 2025-1A Class B EUR, 3.81%, 02/17/2037 3-mo. EURIBOR + 1.75%	$ 849,184
	Verus Securitization Trust(b)(h)
	Series 2023-4 Class A1
146,502	5.81%, 05/25/2068	146,544
	Series 2023-5 Class A1
156,574	6.48%, 06/25/2068	157,128
		2,859,999
U.S. Government Agency — 12.40%
	Federal Home Loan Mortgage Corp
641,285	3.00%, 05/01/2050	577,069
964,397	2.50%, 10/01/2050	832,983
484,189	2.50%, 10/01/2051	416,720
1,602,269	2.50%, 02/01/2052	1,381,985
131,140	3.00%, 07/01/2052	117,371
2,241,674	5.00%, 04/01/2053	2,246,743
2,700,470	5.50%, 09/01/2053	2,776,996
1,628,477	5.50%, 07/01/2054	1,667,688
1,178,709	5.00%, 10/01/2054	1,183,856
2,194,698	5.50%, 11/01/2055	2,228,709
	Federal National Mortgage Association
288,928	3.00%, 05/01/2050	260,847
2,318,521	3.00%, 06/01/2050	2,096,407
3,298,141	2.50%, 09/01/2050	2,863,418
1,419,274	2.00%, 07/01/2051	1,152,822
1,554,560	2.50%, 12/01/2051	1,340,222
1,066,494	2.50%, 04/01/2052	921,839
1,688,263	5.00%, 09/01/2054	1,693,085
970,240	5.50%, 09/01/2054	992,317
1,925,877	5.00%, 10/01/2054	1,934,095
2,281,238	5.50%, 10/01/2054	2,333,825
815,646	6.50%, 10/01/2054	853,895
1,367,156	6.00%, 01/01/2055	1,417,031
	Government National Mortgage Association
1,430,000	2.50%, TBA	1,233,263
2,210,000	3.50%, TBA	2,010,840
5,220,000	5.00%, TBA	5,207,662
386,665	4.50%, 01/20/2050	379,575
441,653	4.00%, 05/20/2050	420,837
2,159,100	4.50%, 10/20/2052	2,118,677
	Uniform Mortgage-Backed Security(j)
6,100,000	2.00%, TBA	4,929,538
3,790,000	2.50%, TBA	3,203,438
6,290,000	3.00%, TBA	5,562,473
23,170,000	5.50%, TBA	23,493,976

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
2,620,000	6.00%, TBA	$ 2,690,026
		82,540,228
TOTAL MORTGAGE-BACKED SECURITIES — 12.83% (Cost $84,965,360)		$85,400,227
U.S. TREASURY BONDS AND NOTES
5,719,197(k)	U.S. Treasury Inflation Indexed Bonds TIPS 0.13%, 02/15/2052	3,014,704
	United States Treasury Note/Bond
2,975,000	4.13%, 02/28/2027	2,994,988
40,992,000	3.75%, 04/30/2027	41,120,100
12,500,000	3.88%, 05/31/2027	12,563,965
13,500,000	3.88%, 07/31/2027	13,578,574
5,300,000	2.25%, 08/15/2027	5,196,898
11,147,200	3.50%, 09/30/2029	11,095,383
10,300,000	3.88%, 11/30/2029	10,386,101
5,850,000	4.13%, 11/30/2029	5,951,004
2,175,000	4.38%, 12/31/2029	2,233,113
8,700,000	4.00%, 02/28/2030	8,810,789
1,300,000	4.00%, 03/31/2030	1,316,555
684,000	3.88%, 04/30/2030	689,344
3,400,000	3.75%, 06/30/2030	3,408,102
2,200,000	3.88%, 07/31/2030	2,216,242
6,420,000	3.63%, 09/30/2030	6,395,173
6,180,000	1.63%, 05/15/2031	5,536,652
5,000,000	4.13%, 11/30/2031	5,075,195
1,770,000	2.75%, 08/15/2032	1,649,903
4,200,000	3.88%, 08/31/2032	4,189,008
3,740,000	3.50%, 02/15/2033	3,634,666
463,000	4.50%, 11/15/2033	478,066
1,650,000	4.25%, 11/15/2034	1,667,338
9,800,000	4.63%, 02/15/2035	10,172,477
11,150,000	4.25%, 05/15/2035	11,242,336
7,409,700	4.25%, 08/15/2035	7,462,957
7,900,000	4.00%, 11/15/2035	7,786,437
5,008,000	1.13%, 05/15/2040	3,177,537
2,000,000	5.00%, 05/15/2045	2,053,125
Principal Amount(a)		Fair Value
U.S. Treasury Bonds and Notes — (continued)
3,590,000	1.25%, 05/15/2050	$ 1,718,432
1,275,000	4.63%, 02/15/2055	1,233,563
2,800,000	4.75%, 05/15/2055	2,751,438
TOTAL U.S. TREASURY BONDS AND NOTES — 30.16% (Cost $199,544,295)		$200,800,165
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
1,012,076	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(l),3.71%(m)	1,012,076

TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.15% (Cost $1,012,076)		$1,012,076
TOTAL PURCHASED OPTIONS — 0.00%(n) (Cost: $32,485)		$3,348
TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS — 101.16% (Cost: $688,924,000)		$673,461,738
TOTAL WRITTEN OPTIONS — (0.00)%(n) (Premiums Received: $(46,650))		$(5,010)
TOTAL INVESTMENTS NET OF WRITTEN OPTIONS — 101.16% (Cost $688,877,350)		$673,456,728
OTHER ASSETS & LIABILITIES, NET — (1.16)%		$(7,698,352)
TOTAL NET ASSETS — 100.00%		$665,758,376

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2025
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the aggregate fair value of 144A securities was $78,184,507, representing 11.74% of net assets.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of December 31, 2025.
(d)	Security has no contractual maturity date and pays an indefinite stream of interest.
(e)	Principal amount is stated in 1,000 Brazilian Real Units.
(f)	Principal amount is stated in 100 Mexican Peso Units.
(g)	All or a portion of the security is on loan as of December 31, 2025.
(h)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of December 31, 2025. Maturity date disclosed represents final maturity date.
(i)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Interest rate shown reflects the rate in effect as of December 31, 2025.
(j)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(k)	Principal amount of the security is adjusted for inflation.
(l)	Collateral received for securities on loan.
(m)	Rate shown is the 7-day yield as of December 31, 2025.
(n)	Represents less than 0.005% of net assets.
EURIBOR	Euro Interbank Offered Rate
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
As of December 31, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
10 Year Commonwealth Treasury Bond Futures	216	AUD	20,564	Mar 2026	$46,631
3 Year Commonwealth Treasury Bond Futures	16	AUD	1,533	Mar 2026	616
Canadian 10 Year Bond Futures	51	CAD	6,166	Mar 2026	(40,554)
Euro-Bobl Futures	73	EUR	8,480	Mar 2026	(34,788)
Euro-BTP Futures	19	EUR	2,283	Mar 2026	(1,083)
Euro-Bund Futures	128	EUR	16,329	Mar 2026	15,138
Euro-Buxl 30 Year Bond Futures	62	EUR	6,827	Mar 2026	(116,162)
Euro-OAT Futures	61	EUR	7,356	Mar 2026	(43,709)
Euro-Schatz Futures	125	EUR	13,349	Mar 2026	(13,728)
ICE 3 Month SONIA	240	GBP	58,002	Dec 2026	(13,265)
Long Gilt Futures	76	GBP	6,944	Mar 2026	(6,057)
U.S. 10 Year Treasury Note Futures	89	USD	10,007	Mar 2026	(36,397)
U.S. 10 Year Treasury Ultra Futures	2	USD	230	Mar 2026	(313)
U.S. 2 Year Treasury Note Futures	81	USD	16,912	Mar 2026	(10,441)
U.S. 5 Year Treasury Note Futures	341	USD	37,273	Mar 2026	(2,553)
U.S. Long Bond Futures	62	USD	7,167	Mar 2026	(37,251)
U.S. Ultra Bond Futures	84	USD	9,912	Mar 2026	(144,080)
Short
Canadian 10 Year Bond Futures	10	CAD	1,209	Mar 2026	9,574
Euro-Bobl Futures	18	EUR	2,091	Mar 2026	12,167
Euro-BTP Futures	33	EUR	3,966	Mar 2026	(35,679)
Euro-Bund Futures	193	EUR	24,621	Mar 2026	283,089
Euro-Buxl 30 Year Bond Futures	55	EUR	6,057	Mar 2026	131,773
Euro-OAT Futures	133	EUR	16,038	Mar 2026	73,000
Japan 10 Year Bond Futures	50	JPY	6,620,500	Mar 2026	333,795
Long Gilt Futures	86	GBP	7,858	Mar 2026	(162,227)
U.S. 10 Year Treasury Note Futures	162	USD	18,215	Mar 2026	30,681
U.S. 10 Year Treasury Ultra Futures	238	USD	27,374	Mar 2026	118,000
U.S. 2 Year Treasury Note Futures	48	USD	10,022	Mar 2026	(3,973)
U.S. 5 Year Treasury Note Futures	140	USD	15,302	Mar 2026	(9,843)
U.S. Ultra Bond Futures	219	USD	25,842	Mar 2026	321,318
				Net Appreciation	$663,679
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2025
As of December 31, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	AUD	393,000	USD	262,303	02/05/2026	$9
BA	EUR	223,000	USD	262,375	02/05/2026	160
BA	JPY	988,510,635	USD	6,390,000	01/22/2026	(66,075)
BA	KRW	378,574,000	USD	258,046	02/05/2026	4,530
BA	KZT	1,094,801,819	USD	1,932,287	01/22/2026	211,877
BA	USD	2,223,324	COP	8,459,079,000	01/13/2026	(246)
BA	USD	2,718,664	EUR	2,300,000	01/22/2026	12,706
BA	USD	1,943,753	JPY	299,755,927	01/22/2026	26,087
BA	USD	3,915,000	KRW	5,661,255,500	01/22/2026	(11,828)
BA	USD	540,000	KZT	275,049,000	01/22/2026	1,318
BA	USD	3,140,000	PEN	10,677,570	01/22/2026	(33,348)
BB	CAD	682,000	USD	489,648	01/13/2026	7,539
BB	CAD	544,000	USD	387,640	02/05/2026	9,353
BB	CHF	351,000	USD	438,469	02/05/2026	6,435
BB	CNY	67,587,964	USD	9,576,959	01/22/2026	117,594
BB	COP	16,048,761,872	USD	4,096,162	01/22/2026	101,835
BB	EUR	377,000	USD	440,388	01/13/2026	2,953
BB	EUR	933,875	USD	1,100,000	01/22/2026	(1,293)
BB	GBP	604,000	USD	799,830	02/05/2026	14,465
BB	JPY	66,534,000	USD	428,782	02/05/2026	(2,606)
BB	KRW	13,047,057,447	USD	9,299,002	01/22/2026	(249,146)
BB	MXN	1,149,937	USD	61,938	01/22/2026	1,784
BB	SEK	1,876,000	EUR	172,111	02/05/2026	1,263
BB	USD	463,285	AUD	710,000	02/05/2026	(10,613)
BB	USD	2,168,347	CAD	3,047,593	02/05/2026	(55,684)
BB	USD	6,609,397	CHF	5,303,468	02/05/2026	(112,927)
BB	USD	826,974	CLP	764,396,508	01/22/2026	(22,712)
BB	USD	410,000	COP	1,576,552,500	01/22/2026	(2,391)
BB	USD	382,968	EUR	324,000	02/05/2026	1,526
BB	USD	6,267,409	GBP	4,710,000	01/22/2026	(82,279)
BB	USD	611,232	GBP	458,000	02/05/2026	(6,230)
BB	USD	2,880,000	JPY	427,809,600	01/22/2026	143,119
BB	USD	430,669	JPY	66,380,000	02/05/2026	5,480
BB	USD	575,948	MYR	2,374,000	01/13/2026	(9,432)
BB	USD	905,532	NZD	1,573,020	02/05/2026	(1,357)
BBH	AUD	83,349	USD	55,099	01/22/2026	531
BBH	CZK	628,409	USD	30,000	01/22/2026	581
BBH	DKK	4,250,541	USD	672,699	01/22/2026	(2,993)
BBH	EUR	5,000,000	USD	5,828,220	01/22/2026	54,297
BBH	NOK	1,666,907	EUR	140,000	01/22/2026	475
BBH	NOK	483,156	USD	48,479	01/22/2026	(541)
BBH	NZD	218,356	USD	127,893	01/22/2026	(2,067)
BBH	SGD	873,743	USD	683,141	01/22/2026	(2,363)
BBH	USD	547,359	CAD	770,000	01/22/2026	(14,218)
BBH	USD	3,807,390	JPY	556,266,164	01/22/2026	248,718
BDS	CLP	2,949,326,685	USD	3,056,899	01/22/2026	221,507
BNP	CNY	8,838,402	USD	1,260,000	01/22/2026	7,746
BNP	CNY	1,823,000	USD	259,041	02/05/2026	2,805
BNP	COP	2,700,293,405	USD	724,328	01/22/2026	(17,991)
BNP	EUR	5,451,004	GBP	4,765,044	01/22/2026	29,596
BNP	EUR	11,105,982	USD	13,109,871	01/22/2026	(43,644)
BNP	JPY	187,133,000	USD	1,207,461	02/05/2026	(8,803)
BNP	NOK	60,471,429	EUR	5,138,288	01/22/2026	(94,133)
BNP	NOK	3,282,000	USD	324,221	02/05/2026	1,410
BNP	RON	1,300,036	USD	297,773	01/22/2026	1,598
BNP	USD	4,670,000	AUD	7,074,814	01/22/2026	(51,993)
BNP	USD	3,140,000	CAD	4,394,612	01/22/2026	(65,079)
BNP	USD	24,664,609	EUR	20,910,176	01/22/2026	63,713
BNP	USD	174,164	EUR	148,000	02/05/2026	(75)
BNP	USD	9,759,658	KRW	14,317,779,790	01/13/2026	(174,816)
BNP	USD	1,682,856	NZD	2,927,481	02/05/2026	(4,917)
BNP	USD	213,966	THB	6,828,544	01/13/2026	(2,954)
BNS	USD	1,580,000	PEN	5,348,932	01/22/2026	(9,690)
CA	CAD	9,011,988	USD	6,483,703	01/22/2026	88,921
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2025
As of December 31, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts: — (continued)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CA	CNY	8,623,298	USD	1,220,000	01/22/2026	$16,892
CA	USD	3,725,878	EUR	3,200,000	01/22/2026	(38,933)
CGM	CAD	4,369,608	USD	3,140,000	01/22/2026	46,843
CGM	CLP	1,394,693,803	USD	1,508,664	01/22/2026	41,647
CGM	CNY	41,364,000	USD	5,866,315	02/05/2026	74,987
CGM	GBP	1,489,260	USD	2,003,985	01/22/2026	3,730
CGM	JPY	26,414,649	USD	174,928	01/22/2026	(5,942)
CGM	KRW	1,195,074,000	USD	810,000	01/22/2026	18,941
CGM	NOK	2,730,580	USD	274,236	01/22/2026	(3,316)
CGM	PLN	331,539	USD	90,000	01/22/2026	2,342
CGM	PLN	849,000	USD	231,900	02/05/2026	4,555
CGM	USD	753,026	CLP	697,076,538	01/22/2026	(21,828)
CGM	USD	18,438,580	COP	72,050,594,007	01/22/2026	(408,242)
CGM	USD	21,520,010	EUR	18,240,094	01/22/2026	60,475
CGM	USD	1,546,395	GBP	1,174,000	02/05/2026	(36,357)
CGM	USD	4,292,722	JPY	659,624,294	01/22/2026	72,823
CGM	USD	1,044,356	NOK	10,553,000	02/05/2026	(2,683)
CGM	USD	705,047	NZD	1,221,000	02/05/2026	1,107
CGM	USD	368,558	SEK	3,470,000	02/05/2026	(9,082)
CGM	ZAR	16,474,064	USD	947,280	01/22/2026	45,974
GS	AUD	4,836,940	USD	3,145,563	02/05/2026	82,911
GS	CAD	309,263	USD	220,000	01/22/2026	5,552
GS	CAD	1,376,617	USD	987,168	02/05/2026	17,440
GS	CHF	127,390	USD	160,000	01/22/2026	1,228
GS	CHF	731,000	USD	922,273	02/05/2026	4,294
GS	CNY	4,000,000	USD	567,835	01/13/2026	5,358
GS	CNY	47,622,287	USD	6,738,901	01/22/2026	91,853
GS	EUR	138,358	AUD	244,000	02/05/2026	918
GS	EUR	10,804,800	USD	12,586,647	02/05/2026	133,717
GS	GBP	1,675,000	USD	2,214,046	02/05/2026	44,140
GS	HUF	113,687,000	USD	346,397	01/13/2026	912
GS	IDR	4,341,461,000	USD	261,082	01/13/2026	(915)
GS	JPY	31,364,000	USD	203,224	02/05/2026	(2,326)
GS	KRW	590,927,691	USD	410,000	01/22/2026	(114)
GS	MXN	4,682,000	USD	252,082	02/05/2026	7,014
GS	MYR	4,805,496	USD	1,143,621	01/22/2026	41,825
GS	NOK	2,235,922	EUR	190,000	01/22/2026	(2,254)
GS	NZD	283,000	USD	162,561	02/05/2026	596
GS	PEN	156,000	USD	46,292	01/13/2026	91
GS	RON	1,294,000	USD	295,152	01/13/2026	3,052
GS	SEK	1,890,000	EUR	173,600	02/05/2026	1,198
GS	SEK	8,773,000	USD	927,624	02/05/2026	27,141
GS	USD	642,521	AUD	975,000	01/13/2026	(8,196)
GS	USD	581,180	AUD	876,000	02/05/2026	(3,517)
GS	USD	4,230,914	BRL	23,581,000	02/03/2026	(26,275)
GS	USD	166,266	BRL	911,000	02/05/2026	1,879
GS	USD	301,935	CHF	239,000	02/05/2026	(1,006)
GS	USD	4,430,548	COP	17,021,410,543	01/22/2026	(21,872)
GS	USD	2,339,359	EUR	1,993,000	02/05/2026	(6,977)
GS	USD	403,223	GBP	303,000	02/05/2026	(5,272)
GS	USD	611,536	JPY	94,326,000	02/05/2026	7,342
GS	USD	68,080	MXN	1,249,000	01/13/2026	(1,192)
GS	USD	5,818	MXN	109,082	01/22/2026	(226)
GS	USD	1,336,293	NOK	13,580,000	02/05/2026	(11,077)
GS	USD	922,365	NZD	1,587,980	02/05/2026	6,852
GS	USD	4,368,124	SEK	41,428,500	02/05/2026	(140,533)
GS	USD	6,496,067	ZAR	112,891,191	01/22/2026	(310,370)
GS	ZAR	55,376,482	USD	3,170,345	01/22/2026	168,415
HSB	AUD	395,000	USD	264,479	02/05/2026	(832)
HSB	CHF	3,016,000	USD	3,777,757	02/05/2026	45,124
HSB	CNY	90,066,446	USD	12,772,336	01/13/2026	134,036
HSB	CNY	5,031,000	USD	717,360	02/05/2026	5,266
HSB	DKK	1,709,000	USD	266,897	01/13/2026	2,217
HSB	EUR	16,090,000	USD	18,727,433	01/13/2026	193,920
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2025
As of December 31, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts: — (continued)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
HSB	EUR	1,674,000	USD	1,971,329	02/05/2026	$(549)
HSB	GBP	66,000	USD	88,615	01/13/2026	357
HSB	GBP	413,000	USD	554,031	02/05/2026	2,763
HSB	IDR	4,754,274,000	USD	284,785	02/05/2026	(206)
HSB	ILS	1,710,019	USD	517,493	01/22/2026	19,357
HSB	JPY	1,598,886,000	USD	10,348,260	01/13/2026	(128,244)
HSB	JPY	204,019,988	USD	1,313,228	02/05/2026	(6,402)
HSB	KRW	1,401,954,000	USD	956,195	01/13/2026	16,559
HSB	MXN	645,000	USD	35,282	01/13/2026	491
HSB	NOK	948,192	EUR	80,000	01/22/2026	(539)
HSB	NOK	2,910,000	USD	287,828	02/05/2026	894
HSB	SEK	7,691,000	USD	819,955	01/13/2026	16,029
HSB	THB	13,187,890	USD	409,478	01/22/2026	9,693
HSB	USD	2,377,918	CAD	3,342,593	02/05/2026	(61,394)
HSB	USD	135,596	CNY	956,000	01/13/2026	(1,397)
HSB	USD	2,807,804	COP	10,828,718,000	02/05/2026	(9,062)
HSB	USD	3,126,571	EUR	2,693,000	02/05/2026	(43,866)
HSB	USD	3,030,857	GBP	2,300,315	02/05/2026	(70,361)
HSB	USD	907,149	NZD	1,589,000	02/05/2026	(8,953)
HSB	USD	100,542	SEK	924,000	01/13/2026	107
HSB	ZAR	2,274,278	USD	131,257	01/22/2026	5,864
JPM	CZK	9,272,225	USD	449,306	01/22/2026	1,918
JPM	DKK	139,000	USD	21,886	01/13/2026	2
JPM	HUF	70,827,423	USD	212,412	01/22/2026	3,822
JPM	JPY	137,381,000	USD	878,678	02/05/2026	1,300
JPM	KRW	15,642,000	USD	10,658	02/05/2026	192
JPM	SEK	1,460,000	USD	155,900	01/13/2026	2,797
MS	CAD	133,000	USD	95,374	01/13/2026	1,585
MS	CAD	3,083,383	USD	2,205,070	02/05/2026	45,079
MS	CHF	93,676	USD	119,115	01/22/2026	(557)
MS	CLP	91,620,000	USD	98,813	01/13/2026	2,974
MS	CNY	2,279,000	USD	323,646	02/05/2026	3,697
MS	EUR	8,582,700	USD	9,968,785	02/05/2026	135,527
MS	ILS	1,120,000	USD	343,966	01/13/2026	7,685
MS	JPY	65,789,065	USD	420,000	01/22/2026	881
MS	NOK	2,012,000	USD	199,044	01/13/2026	572
MS	NOK	50,583,585	USD	4,934,095	02/05/2026	84,668
MS	NZD	1,409,000	USD	810,303	01/13/2026	1,338
MS	NZD	7,181,000	USD	4,038,214	02/05/2026	101,828
MS	PLN	812,000	USD	223,118	01/13/2026	3,054
MS	USD	4,672,514	AUD	7,120,000	01/13/2026	(79,389)
MS	USD	190,336	CHF	152,000	01/13/2026	(1,843)
MS	USD	331,226	CHF	265,000	02/05/2026	(4,671)
MS	USD	77,419	CZK	1,606,000	01/13/2026	(722)
MS	USD	2,069,088	EUR	1,766,000	01/13/2026	(7,675)
MS	USD	6,447,037	GBP	4,867,000	01/13/2026	(113,940)
MS	USD	9,591,973	MXN	178,650,302	01/22/2026	(307,621)
MS	USD	519,337	NZD	906,000	02/05/2026	(2,996)
NOM	USD	3,536,571	GBP	2,650,000	01/22/2026	(35,971)
RBS	USD	1,527,843	EUR	1,300,000	01/22/2026	(1,611)
RCM	EUR	493,000	USD	572,936	02/05/2026	7,468
SAH	CNY	95,244,575	USD	13,462,702	01/22/2026	198,807
SEB	EUR	2,740,000	SEK	29,902,058	01/22/2026	(18,751)
SEB	NOK	32,846,125	EUR	2,740,000	01/22/2026	15,033
SSB	SEK	10,908,307	USD	1,170,491	01/22/2026	15,787
SSB	USD	3,858,453	EUR	3,300,000	01/22/2026	(24,008)
TD	MXN	168,755,430	USD	9,069,162	01/22/2026	282,124
TD	PLN	1,758,291	USD	483,952	01/22/2026	5,778
TD	USD	2,158,848	GBP	1,609,060	01/22/2026	(10,372)
TD	USD	4,863,440	MXN	87,596,361	01/22/2026	9,442
UBS	AUD	7,346,833	USD	4,750,000	01/22/2026	153,548
UBS	GBP	4,462,724	EUR	5,080,000	01/22/2026	22,623
UBS	PLN	1,288,229	USD	354,549	01/22/2026	4,257
UBS	USD	3,110,000	EUR	2,667,639	01/22/2026	(28,486)
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2025
As of December 31, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts: — (continued)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
WF	CAD	223,275	USD	160,000	01/22/2026	$2,839
WF	GBP	255,558	USD	340,000	01/22/2026	4,525
WF	USD	70,000	JPY	10,917,804	01/22/2026	154
					Net Appreciation	$806,589
As of December 31, 2025, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments/ Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Implied Credit Spread(b)	Receive Frequency	Pay Frequency
Buy Credit Protection
iTraxx Europe Series 44 Version 1	EUR	10,765	$(292,246)	$(258,937)	1.00%	12/20/2030	$(33,309)	0.51%	-	Quarterly
CDX.NA.IG.45(c)	USD	7,520	(170,342)	(163,667)	1.00	12/20/2030	(6,675)	0.50	-	Quarterly
iTraxx Europe Crossover Series 44 Version 1	EUR	8,120	(1,055,875)	(979,745)	5.00	12/20/2030	(76,130)	2.44	-	Quarterly
iTraxx Europe Senior Financials Series 44 Version 1	EUR	18,700	(467,966)	(405,732)	1.00	12/20/2030	(62,234)	0.54	-	Quarterly
Sell Credit Protection
CDX.NA.HY.45(d)	USD	6,650	505,429	470,428	5.00	12/20/2030	35,001	3.17	Quarterly	-
iTraxx Europe Series 44 Version 1	EUR	16,125	437,758	407,685	1.00	12/20/2030	30,073	0.51	Quarterly	-
CDX.NA.IG.45(c)	USD	34,818	788,694	786,808	1.00	12/20/2030	1,886	0.50	Quarterly	-
			$(254,548)	$(143,160)		Net Depreciation	$(111,388)
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.
(d)	Based on an index of North American high yield bonds with investment grade credit ratings that trade in the credit default swap market.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2025
As of December 31, 2025, the Fund held the following outstanding OTC credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments /Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Implied Credit Spread(b)	Receive Frequency	Pay Frequency	Counterparty
Buy Credit Protection
Electrolux AB 2.50%	EUR	440	$942	$(10,275)	1.00%	06/20/2029	$11,217	0.95%	Quarterly	-	GS
Yum! Brands Inc 3.63%	USD	1,280	(22,688)	(4,017)	1.00	12/20/2029	(18,671)	0.52	-	Quarterly	BA
UniCredit SPA 2.73%	EUR	1,150	(13,925)	25,410	1.00	12/20/2029	(39,335)	0.73	-	Quarterly	BNP
Intesa Sanpaolo 4.20%	EUR	1,180	(17,751)	23,259	1.00	12/20/2029	(41,010)	0.66	-	Quarterly	BNP
Transdigm Inc 5.50%	USD	540	(84,449)	(69,154)	5.00	12/20/2029	(15,295)	0.76	-	Quarterly	GS
Ziggo Bond Co BV 5.13%	EUR	590	(5,824)	11,071	1.00	12/20/2029	(16,895)	0.78	-	Quarterly	CIT
Electrolux AB 2.50%	EUR	140	(428)	(1,917)	1.00	12/20/2029	1,489	1.07	Quarterly	-	GS
Electrolux AB 2.50%	EUR	640	(1,958)	(10,645)	1.00	12/20/2029	8,687	1.07	Quarterly	-	BNP
United Mexican States 4.15%	USD	1,236	(9,363)	19,677	1.00	06/20/2030	(29,040)	0.82	-	Quarterly	GS
United Mexican States 4.15%	USD	1,982	(15,014)	31,553	1.00	06/20/2030	(46,567)	0.82	-	Quarterly	BB
United Mexican States 4.15%	USD	3,141	(23,794)	50,003	1.00	06/20/2030	(73,797)	0.82	-	Quarterly	MS
Teva Pharmaceuticals 3.15%	USD	101	(1,461)	44	1.00	12/20/2030	(1,505)	0.68	-	Quarterly	MS
Teva Pharmaceuticals 3.15%	USD	263	(3,803)	0	1.00	12/20/2030	(3,803)	0.68	-	Quarterly	BB
Sell Credit Protection
Virgin Media Finance PLC 3.75%	EUR	510	39,418	17,144	5.00	12/20/2029	22,274	3.16	Quarterly	-	GS
Ziggo Bond Co BV 5.13%	EUR	550	32,264	28,616	5.00	12/20/2029	3,648	3.59	Quarterly	-	GS
			$(127,834)	$110,769		Net Depreciation	$(238,603)
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
As of December 31, 2025, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
3.38%	Quarterly	3-mo. KORIBOR	Quarterly	KRW	727,600	01/18/2029	$5,197	$—	$5,197
2.20%	Quarterly	7-day CFRR	Quarterly	CNY	206,620	03/20/2029	616,699	—	616,699
2.01%	Quarterly	7-day CFRR	Quarterly	CNY	4,000	06/19/2029	8,893	—	8,893
1.80%	Quarterly	7-day CFRR	Quarterly	CNY	40,000	09/02/2029	49,793	—	49,793
2.79%	Quarterly	3-mo. KORIBOR	Quarterly	KRW	1,666,400	11/27/2029	(12,891)	—	(12,891)
1.38%	Quarterly	7-day CFRR	Quarterly	CNY	37,670	12/24/2029	(38,782)	—	(38,782)
1.46%	Quarterly	7-day CFRR	Quarterly	CNY	15,700	02/06/2030	(9,125)	—	(9,125)
1.60%	Quarterly	7-day CFRR	Quarterly	CNY	27,700	08/27/2030	3,719	—	3,719
1.61%	Quarterly	7-day CFRR	Quarterly	CNY	36,500	10/14/2030	7,323	—	7,323
4.09%	Annually	6-mo. NIBOR	Semi-Annually	NOK	40,000	11/12/2030	(2,519)	—	(2,519)
4.15%	Annually	6-mo. NIBOR	Semi-Annually	NOK	40,800	12/15/2030	10,644	—	10,644
13.00%	Daily	1-day BR4CDI	Daily	BRL	37,000	01/02/2031	(127,003)	—	(127,003)
3.96%	Quarterly	3-mo. KORIBOR	Quarterly	KRW	3,722,200	01/19/2033	122,565	—	122,565
4.04%	Semi-Annually	6-mo. BBSW	Semi-Annually	AUD	3,860	03/22/2033	(90,749)	—	(90,749)
2.71%	Quarterly	3-mo. KORIBOR	Quarterly	KRW	604,000	02/13/2035	(18,035)	—	(18,035)
2.67%	Quarterly	3-mo. KORIBOR	Quarterly	KRW	400,000	07/25/2035	(13,537)	—	(13,537)
2.65%	Annually	6-mo. EURIBOR	Semi-Annually	EUR	7,700	11/06/2035	(211,883)	—	(211,883)
3-mo. STIBOR	Quarterly	2.75%	Annually	SEK	42,000	11/06/2035	69,202	—	69,202
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2025
As of December 31, 2025, the Fund held the following centrally cleared interest rate swaps: — (continued)
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
3-mo. STIBOR	Quarterly	2.72%	Annually	SEK	42,000	11/06/2035	$83,998	$—	$83,998
1-day TONA	Annually	1.57%	Annually	JPY	482,875	11/21/2035	82,486	—	82,486
2.76%	Annually	6-mo. EURIBOR	Semi-Annually	EUR	15,600	11/25/2035	(249,036)	35,474	(284,510)
2.77%	Annually	6-mo. EURIBOR	Semi-Annually	EUR	2,900	12/03/2035	(43,833)	—	(43,833)
6-mo. EURIBOR	Semi-Annually	3.08%	Annually	EUR	6,950	11/25/2055	268,027	(23,484)	291,511
6-mo. EURIBOR	Semi-Annually	3.11%	Annually	EUR	1,450	12/03/2055	46,787	—	46,787
							$557,940	$11,990	$545,950
As of December 31, 2025, the Fund held the following OTC interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Counterparty	Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
3.60%	Quarterly	3-mo. KLIBOR	Quarterly	MYR	8,400	HSBC	10/19/2028	$19,337	$—	$19,337
								$19,337	$0	$19,337
As of December 31, 2025, the Fund held the following centrally cleared inflation swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
CPI-U	At Maturity	2.53%	At Maturity	USD	6,253	07/28/2053	$(86,227)	$(57,731)	$(28,496)
2.80%	At Maturity	EXT-CPI	At Maturity	EUR	4,052	07/28/2053	793,006	226,160	566,846
							$706,779	$168,429	$538,350
As of December 31, 2025, the Fund held the following OTC total return swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Counterparty	Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
0.00%	Daily	3-mo. EURIBOR	Quarterly	EUR	3,800	BNP	03/25/2026	72,091	—	72,091
0.00%	Daily	3-mo. EURIBOR	Quarterly	EUR	1,250	BNP	03/25/2026	6,812	—	6,812
0.00%	Daily	3-mo. EURIBOR	Quarterly	EUR	3,700	GS	03/20/2026	44,761	—	44,761
0.00%	Daily	3-mo. EURIBOR	Quarterly	EUR	600	GS	03/20/2026	4,034	—	4,034
								$127,698	$0	$127,698
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2025
As of December 31, 2025, the Fund held the following OTC purchased swaptions:
Description	Counterparty	Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Expiration Date	Notional Amount (000)		Premium Received/ Paid	Value
Call
Buy Protection on 5 Year Credit Default swap, 12/20/2030, exercise price EUR 0.60	MS	0.60%	Quarterly	iTraxx Europe Crossover Series 44 Version 1	Quarterly	1/21/2026	EUR	21,700	$32,485	$3,348
									$32,485	$3,348
As of December 31, 2025, the Fund held the following OTC written swaptions:
Description	Counterparty	Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Expiration Date	Notional Amount (000)		Premium Received/ Paid	Value
Call
Buy Protection on 5 Year Credit Default swap, 12/20/2030, exercise price $0.58	MS	0.58%	Quarterly	CDX.NA.IG 45	Quarterly	1/21/2026	USD	31,100	$(46,650)	$(5,010)
									$(46,650)	$(5,010)
Abbreviations
BA	Bank of America Corp
BB	Barclays Bank PLC
BBH	Brown Brothers Harriman
BBSW	Australian Bank Bill Swap Rate
BDS	Banco Santander
BNP	BNP Paribas Securities Corp
BNS	Bank of Nova Scotia
BR4CDI	Brazil Cetip Interbank Deposit
CA	Credit Agricole
CFRR	China Fixing Repo Rate
CGM	Citigroup Global Markets
CIT	Citibank N.A.
CPI-U	United States of America Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
EXT-CPI	European Consumer Price Index
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
KLIBOR	Kuala Lumpur Interbank Offered Rate
KORIBOR	South Korea Interbank Offered Rate
MS	Morgan Stanley & Co LLC
NIBOR	Norwegian Interbank Offered Rate
NOM	Nomura International PLC
RBS	Royal Bank of Scotland
RCM	RBC Capital Markets
SAH	Standard Chartered Bank
SEB	Skandinaviska Enskilda Banken AB
SONIA	Sterling Overnight Interbank Average Rate
SSB	State Street Bank
STIBOR	Swedish Krona Stockholm Interbank Offered Rate
TD	Toronto Dominion Bank
TONA	Tokyo Overnight Average Rate
UBS	UBS AG
WF	Wells Fargo Bank NA
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2025
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar
ZAR	South African Rand
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2025
Summary of Investments by Country as of December 31, 2025.
Country	Fair Value	Percentage of Fund Investments
United States	$330,754,858	49.11%
Japan	42,833,364	6.36
Germany	37,892,169	5.63
United Kingdom	37,474,938	5.56
Mexico	24,577,243	3.65
Italy	23,281,922	3.46
Colombia	18,660,410	2.77
France	15,931,047	2.37
Romania	13,100,002	1.95
Australia	12,959,999	1.92
China	12,604,956	1.87
Canada	12,332,688	1.83
South Korea	12,289,145	1.82
Spain	11,838,471	1.76
Belgium	9,043,356	1.34
Luxembourg	8,914,049	1.32
Netherlands	8,206,845	1.22
Iceland	5,969,617	0.89
Brazil	4,388,642	0.65
Switzerland	3,959,053	0.59
Ireland	2,955,539	0.44
Cayman Islands	2,897,987	0.43
South Africa	2,397,594	0.36
Thailand	2,212,326	0.33
Austria	2,016,163	0.30
Indonesia	1,977,052	0.29
Malaysia	1,544,737	0.23
Bermuda	1,339,493	0.20
Singapore	1,291,014	0.19
Chile	1,094,899	0.16
Finland	1,034,014	0.15
Nigeria	1,006,716	0.15
New Zealand	914,474	0.14
Greece	858,225	0.13
Portugal	579,179	0.09
Norway	567,730	0.08
Sweden	458,346	0.07
Poland	394,543	0.06
Czech Republic	391,877	0.06
Denmark	286,897	0.04
Peru	229,998	0.03
Hungary	161	0.00
Total	$673,461,738	100.00%
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
BANK LOANS
800,975	1261229 BC Ltd(b) 9.97%, 09/25/2030 1-mo. SOFR + 6.28%	$ 780,550
426,855	Apollo Commercial Real Estate Finance Inc(b) 6.99%, 06/13/2030 1-mo. SOFR + 3.30%	430,056
426,357	Aretec Group Inc(b) 7.28%, 08/09/2030 1-mo. SOFR + 3.59%	427,556
1,804,528	Bausch + Lomb Corp(b) 7.02%, 05/10/2027 1-mo. SOFR + 3.33%	1,824,829
512,226	Cengage Learning Inc(b) 7.23%, 03/22/2031 1-mo. SOFR + 3.54%	514,004
1,542,801	Clear Channel Outdoor Holdings Inc(b) 7.83%, 08/21/2028 1-mo. SOFR + 4.14%	1,543,766
234,429	Cloud Software Group Inc(b) 6.92%, 08/13/2032 3-mo. SOFR + 3.27%	234,471
1,570,000	CommSpace LLC(b) 8.47%, 12/17/2029 1-mo. SOFR + 4.78%	1,571,177
844,717	Connect US Finco LLC(b) 8.22%, 09/27/2029 1-mo. SOFR + 4.53%	842,605
1,112,660	DexKo Global Inc(b) 7.58%, 10/04/2028 1-mo. SOFR + 3.89%	1,102,725
1,387,991	DirecTV Financing LLC(b) 9.35%, 08/02/2029 3-mo. SOFR + 5.70%	1,391,678
2,024,955	Endo Finance Holdings Inc(b) 7.47%, 04/23/2031 1-mo. SOFR + 3.78%	2,007,869
2,262,974	Fertitta Entertainment LLC(b) 7.23%, 01/29/2029 1-mo. SOFR + 3.54%	2,261,843
1,176,774	Filtration Group Corp(b) 6.73%, 10/24/2028 1-mo. SOFR + 3.04%	1,182,168
1,245,966	Flash Charm Inc(b) 7.35%, 03/02/2028 3-mo. SOFR + 3.70%	1,159,137
1,165,834	Fortress Intermediate 3 Inc(b) 7.53%, 05/09/2031 1-mo. SOFR + 3.84%	1,167,291
1,653,925	Froneri International Limited(b) 6.12%, 09/30/2032 3-mo. SOFR + 2.47%	1,652,891
155,565	Great Canadian Gaming Corp / Raptor LLC(b) 8.44%, 11/01/2029 3-mo. SOFR + 4.79%	152,194
271,765	Hexion Holdings Corp(b) 11.25%, 03/15/2030 1-mo. SOFR + 7.57%	263,272
Principal Amount(a)		Fair Value
Bank Loans — (continued)
	Klockner Pentaplast of America Inc(b)
424,472	9.02%,02/12/2026 6-mo. SOFR + 5.44%	$ 74,283
389,945	6.82%,08/05/2026 1-mo. SOFR + 3.13%	349,001
259,700	6.82%,08/06/2026 1-mo. SOFR + 3.13%	232,431
1,638,993	LBM Acquisition LLC(b) 7.58%, 06/06/2031 1-mo. SOFR + 3.90%	1,534,507
	Nouryon Finance BV(b)
853,471	7.04%,04/03/2028 3-mo. SOFR + 3.38%	853,115
686,599	7.16%,04/03/2028 3-mo. SOFR + 3.51%	687,457
1,343,651	Olympus Water US Holding Corp(b) 6.67%, 06/20/2031 3-mo. SOFR + 3.02%	1,330,424
1,326,452	Rocket Software Inc(b) 7.47%, 11/28/2028 1-mo. SOFR + 3.78%	1,325,547
507,275	Scientific Games Holdings LP(b) 6.93%, 04/04/2029 3-mo. SOFR + 3.28%	497,890
68,745	SKECHERS USA Inc(b) 6.92%, 09/13/2032 3-mo. SOFR + 3.27%	69,232
805,036	UKG Inc(b) 6.76%, 01/31/2031 1-mo. SOFR + 3.07%	805,456
979,413	Verde Purchaser, LLC(b) 7.67%, 11/29/2030 3-mo. SOFR + 4.02%	978,392
582,044	Vibrantz Technologies Inc(b) 8.33%, 04/23/2029 3-mo. SOFR + 4.68%	322,550
1,371,901	White Cap Supply Holdings LLC(b) 6.97%, 10/19/2029 1-mo. SOFR + 3.28%	1,377,046
TOTAL BANK LOANS — 3.85% (Cost $31,495,945)		$30,947,413
CORPORATE BONDS AND NOTES
Basic Materials — 3.95%
945,000	ArcelorMittal SA 7.00%, 10/15/2039	1,066,224
2,424,000	Big River Steel LLC / BRS Finance Corp(c) 6.63%, 01/31/2029	2,441,584
1,205,000	Cerdia Finanz GmbH(c) 9.38%, 10/03/2031	1,245,669
	Cleveland-Cliffs Inc(c)
830,000	7.00%, 03/15/2032	850,750
685,000	7.63%, 01/15/2034	715,839
2,380,000	Commercial Metals Co 4.38%, 03/15/2032	2,286,824

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Basic Materials — (continued)
	Constellium SE
500,000	5.63%, 06/15/2028(c)	$ 499,928
300,000	EUR, 3.13%, 07/15/2029	347,094
1,610,000	6.38%, 08/15/2032(c)	1,661,554
615,000	Element Solutions Inc(c) 3.88%, 09/01/2028	601,130
1,255,000	FMC Corp 8.45%, 11/01/2055	993,340
1,595,000	Fortescue Treasury Pty Ltd(c) 6.13%, 04/15/2032	1,664,356
790,000	Hudbay Minerals Inc(c) 6.13%, 04/01/2029	800,381
	Magnera Corp(c)
1,205,000	4.75%, 11/15/2029(d)	1,114,120
30,000	7.25%, 11/15/2031	29,450
510,000	Mercer International Inc 5.13%, 02/01/2029	325,264
755,000	Mineral Resources Ltd(c) 7.00%, 04/01/2031	787,317
	Novelis Corp(c)
1,065,000	6.88%, 01/30/2030	1,105,844
2,145,000	3.88%, 08/15/2031	1,955,088
2,315,000	6.38%, 08/15/2033	2,346,880
2,425,000	Rain Carbon Inc(c) 12.25%, 09/01/2029	2,525,239
	SCIH Salt Holdings Inc(c)
1,985,000	4.88%, 05/01/2028	1,985,482
990,000	6.63%, 05/01/2029	994,257
2,405,000	Solstice Advanced Materials Inc(c) 5.63%, 09/30/2033	2,426,150
465,000	United States Steel Corp 6.65%, 06/01/2037	491,629
500,000	WR Grace Holdings LLC(c) 5.63%, 08/15/2029	475,943
		31,737,336
Communications — 11.03%
250,000	Altice Financing SA(c) 5.00%, 01/15/2028	174,991
	Altice France SA(c)
358,096	6.88%, 10/15/2030	347,279
1,624,911	6.88%, 07/15/2032	1,558,191
4,100,000	APLD ComputeCo LLC(c) 9.25%, 12/15/2030	4,021,692
	CCO Holdings LLC / CCO Holdings Capital Corp(c)
3,305,000	5.38%, 06/01/2029	3,267,719
4,900,000	4.75%, 03/01/2030	4,679,738
3,715,000	4.75%, 02/01/2032	3,395,295
1,615,000	Cipher Compute LLC(c) 7.13%, 11/15/2030	1,644,850
	Clear Channel Outdoor Holdings Inc(c)
520,000	7.88%, 04/01/2030	547,660
2,240,000	7.50%, 03/15/2033	2,366,092
4,150,000	Cogent Communications Group LLC / Cogent Finance Inc(c)(d) 6.50%, 07/01/2032	3,881,111
Principal Amount(a)		Fair Value
Communications — (continued)
795,000	CommScope LLC(c) 7.13%, 07/01/2028	$ 798,122
3,155,000	Connect Finco SARL / Connect US Finco LLC(c) 9.00%, 09/15/2029	3,346,632
	CSC Holdings LLC(c)
4,005,000	5.38%, 02/01/2028	2,905,731
1,310,000	11.75%, 01/31/2029	973,261
200,000	Digicel International Finance Ltd / Difl US LLC(c) 8.63%, 08/01/2032	207,489
1,180,000	DirecTV Financing LLC(c) 8.88%, 02/01/2030	1,193,917
445,000	DirecTV Financing LLC (c) 8.88%, 02/01/2030	450,981
	DirecTV Financing LLC / DirecTV Financing Co-Obligor Inc(c)
224,000	5.88%, 08/15/2027	225,315
1,085,000	10.00%, 02/15/2031	1,108,926
2,110,000	Discovery Communications LLC 4.13%, 05/15/2029	2,039,083
2,295,000	EchoStar Corp 10.75%, 11/30/2029	2,537,814
2,805,000	EW Scripps Co(c) 9.88%, 08/15/2030	2,801,320
735,000	Frontier Communications Holdings LLC(c) 8.75%, 05/15/2030	767,531
	Gray Media Inc(c)
1,595,000	5.38%, 11/15/2031	1,196,043
2,220,000	9.63%, 07/15/2032	2,303,846
1,165,000	7.25%, 08/15/2033	1,190,431
1,020,000	Iliad Holding SAS(c) 7.00%, 04/15/2032	1,051,266
	McGraw-Hill Education Inc(c)
850,000	5.75%, 08/01/2028	854,389
1,210,000	8.00%, 08/01/2029	1,222,681
1,920,000	7.38%, 09/01/2031	2,025,709
445,000	News Corp(c) 5.13%, 02/15/2032	438,631
2,275,000	Nexstar Media Inc(c) 4.75%, 11/01/2028	2,258,494
1,390,000	Outfront Media Capital LLC / Outfront Media Capital Corp(c)(d) 4.63%, 03/15/2030	1,356,845
3,140,000	Sinclair Television Group Inc(c) 8.13%, 02/15/2033	3,279,510
	Sirius XM Radio LLC(c)
560,000	4.00%, 07/15/2028	547,437
2,435,000	3.88%, 09/01/2031(d)	2,242,473
1,400,000	Telenet Finance Luxembourg Notes SARL(c) 5.50%, 03/01/2028	1,391,109
3,270,000	Univision Communications Inc(c) 9.38%, 08/01/2032	3,514,639
1,245,000	Viasat Inc(c) 7.50%, 05/30/2031	1,183,741

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Communications — (continued)
1,770,000	Virgin Media Finance PLC(c) 5.00%, 07/15/2030	$ 1,560,445
2,135,000	Virgin Media Secured Finance PLC(c) 4.50%, 08/15/2030	1,976,445
	VZ Secured Financing BV(c)
1,505,000	5.00%, 01/15/2032	1,361,955
1,710,000	7.50%, 01/15/2033(d)	1,732,278
	Wayfair LLC(c)
1,700,000	7.25%, 10/31/2029	1,774,239
1,675,000	7.75%, 09/15/2030	1,784,647
1,915,000	6.75%, 11/15/2032	1,968,773
2,710,000	WULF Compute LLC(c) 7.75%, 10/15/2030	2,791,973
2,232,000	Zegona Finance PLC(c) 8.63%, 07/15/2029	2,367,442
		88,616,181
Consumer, Cyclical — 13.47%
2,130,000	1011778 BC Unlimited Liability Co / New Red Finance Inc(c) 4.00%, 10/15/2030	2,028,621
2,260,000	Adient Global Holdings Ltd(c) 8.25%, 04/15/2031	2,376,352
	American Airlines Inc / AAdvantage Loyalty IP Ltd(c)
67,500	5.50%, 04/20/2026	67,596
405,000	5.75%, 04/20/2029	412,427
1,160,000	American Axle & Manufacturing Inc(c) 6.38%, 10/15/2032	1,181,412
2,015,000	American Builders & Contractors Supply Co Inc(c) 3.88%, 11/15/2029	1,941,922
870,000	Aramark Services Inc(c) 5.00%, 02/01/2028	869,872
2,255,000	Ashton Woods USA LLC / Ashton Woods Finance Co(c) 6.88%, 08/01/2033	2,256,793
2,770,000	Banijay Entertainment SAS(c) 8.13%, 05/01/2029	2,877,964
3,050,000	Bath & Body Works Inc 6.88%, 11/01/2035	3,085,588
	Beach Acquisition Bidco LLC(c)
1,050,000	EUR, 5.25%, 07/15/2032	1,256,235
2,420,000	10.00%, 07/15/2033(e) PIK rate, 10.75%	2,671,155
1,370,000	Boyd Gaming Corp(c) 4.75%, 06/15/2031	1,338,473
	Caesars Entertainment Inc(c)
1,255,000	4.63%, 10/15/2029(d)	1,203,845
920,000	7.00%, 02/15/2030	952,804
1,135,000	6.00%, 10/15/2032(d)	1,103,729
	Carnival Corp(c)
1,885,000	5.13%, 05/01/2029	1,905,904
880,000	5.75%, 03/15/2030	905,003
1,470,000	5.88%, 06/15/2031	1,518,369
2,280,000	5.75%, 08/01/2032	2,339,921
700,000	6.13%, 02/15/2033	722,813
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
1,171,650	Carvana Co(c)(e) 9.00%, 06/01/2031 PIK rate, 14.00%	$ 1,322,124
1,510,000	Churchill Downs Inc(c) 5.75%, 04/01/2030	1,524,706
1,180,000	Clarios Global LP / Clarios US Finance Co(c) 6.75%, 09/15/2032	1,223,651
1,185,000	Crocs Inc(c) 4.25%, 03/15/2029	1,146,808
1,940,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc(c) 6.75%, 01/15/2030	1,844,503
4,535,000	FirstCash Inc(c) 6.88%, 03/01/2032	4,717,315
415,000	Flutter Treasury Designated Activity Co(c) 5.88%, 06/04/2031	420,768
4,105,000	Ford Motor Credit Co LLC 4.00%, 11/13/2030	3,873,865
1,350,000	Forvia SE(c) 6.75%, 09/15/2033	1,393,977
1,265,000	Great Canadian Gaming Corp / Raptor LLC(c) 8.75%, 11/15/2029	1,277,839
2,665,000	Hilton Domestic Operating Co Inc(c) 5.75%, 09/15/2033	2,727,401
	IHO Verwaltungs GmbH(c)(e)
970,000	7.75%, 11/15/2030 PIK rate, 8.50%	1,019,217
955,000	8.00%, 11/15/2032 PIK rate, 8.75%	1,005,902
	K Hovnanian Enterprises Inc(c)
570,000	8.00%, 04/01/2031	581,723
855,000	8.38%, 10/01/2033	868,927
745,000	Kohl's Corp(c) 10.00%, 06/01/2030	820,440
2,010,000	LGI Homes Inc(c) 8.75%, 12/15/2028	2,096,567
	Light & Wonder International Inc(c)
1,490,000	7.25%, 11/15/2029	1,530,329
975,000	7.50%, 09/01/2031	1,017,247
1,085,000	Live Nation Entertainment Inc(c) 6.50%, 05/15/2027	1,094,955
2,730,000	Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC(c) 8.25%, 04/15/2030	2,845,757
	NCL Corp Ltd(c)
335,000	7.75%, 02/15/2029	356,608
535,000	6.75%, 02/01/2032	547,798
650,000	6.25%, 09/15/2033	649,726
	Newell Brands Inc(d)
1,135,000	6.38%, 05/15/2030	1,108,397
2,425,000	6.63%, 05/15/2032	2,352,641
1,545,000	Nissan Motor Co Ltd(c) 8.13%, 07/17/2035	1,641,751

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
1,910,000	OneSky Flight LLC(c) 8.88%, 12/15/2029	$ 2,043,958
905,000	Penn Entertainment Inc(c) 5.63%, 01/15/2027	903,759
2,910,000	PetSmart LLC / PetSmart Finance Corp(c) 7.50%, 09/15/2032	2,961,462
	Pinewood Finco PLC
785,000	GBP, 6.00%, 03/27/2030(c)	1,064,091
860,000	GBP, 6.00%, 03/27/2030	1,165,756
	Qnity Electronics Inc(c)
905,000	5.75%, 08/15/2032	925,314
1,670,000	6.25%, 08/15/2033	1,731,041
2,400,000	QXO Building Products Inc(c) 6.75%, 04/30/2032	2,506,605
1,940,000	RB Global Holdings Inc(c) 7.75%, 03/15/2031	2,028,202
1,930,000	Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp(c) 6.25%, 10/15/2030	1,970,007
	Royal Caribbean Cruises Ltd(c)
925,000	5.63%, 09/30/2031	945,643
180,000	6.25%, 03/15/2032	186,255
1,505,000	6.00%, 02/01/2033	1,546,307
1,375,000	Scientific Games Holdings LP / Scientific Games US FinCo Inc(c) 6.63%, 03/01/2030	1,222,046
2,205,000	Station Casinos LLC(c) 6.63%, 03/15/2032	2,257,177
	Taylor Morrison Communities Inc(c)
845,000	5.75%, 01/15/2028	860,087
610,000	5.13%, 08/01/2030	613,678
220,000	5.75%, 11/15/2032	226,356
895,000	Under Armour Inc(c) 7.25%, 07/15/2030	895,869
1,338,000	United Airlines Inc(c) 4.63%, 04/15/2029	1,332,197
	Viking Cruises Ltd(c)
1,325,000	7.00%, 02/15/2029	1,332,678
1,110,000	9.13%, 07/15/2031	1,188,632
1,045,000	Warnermedia Holdings Inc 5.05%, 03/15/2042	735,419
3,280,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp(c) 7.13%, 02/15/2031	3,549,249
		108,219,528
Consumer, Non-Cyclical — 9.11%
745,000	1261229 BC Ltd(c) 10.00%, 04/15/2032	774,813
465,000	Bausch + Lomb Corp(c) 8.38%, 10/01/2028	485,344
840,000	Bausch + Lomb Netherlands BV / Bausch & Lomb Inc(b)(c) EUR, 5.87%, 01/15/2031 3-mo. EURIBOR + 3.88%	1,002,723
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
1,135,000	Boost Newco Borrower LLC(c) 7.50%, 01/15/2031	$ 1,206,335
518,439	Chobani Holdco II LLC(c)(e) 8.75%, 10/01/2029 PIK rate, 9.50%	553,380
1,605,000	Chobani LLC / Chobani Finance Corp Inc(c) 7.63%, 07/01/2029	1,674,211
	CHS / Community Health Systems Inc(c)
2,295,000	6.00%, 01/15/2029	2,294,346
2,860,000	5.25%, 05/15/2030	2,686,091
1,584,000	10.88%, 01/15/2032	1,728,841
1,335,000	9.75%, 01/15/2034	1,402,189
2,340,000	Concentra Health Services Inc(c) 6.88%, 07/15/2032	2,447,181
	Coty Inc / HFC Prestige Products Inc / HFC Prestige International US LLC(c)
1,680,000	4.75%, 01/15/2029	1,655,411
475,000	6.63%, 07/15/2030	486,582
2,035,000	CVS Health Corp 7.00%, 03/10/2055	2,134,813
	DaVita Inc(c)
4,440,000	6.88%, 09/01/2032	4,621,889
255,000	6.75%, 07/15/2033	264,408
505,000	Endo Finance Holdings Inc(c)(d) 8.50%, 04/15/2031	533,755
1,150,000	EquipmentShare.com Inc(c) 8.63%, 05/15/2032	1,214,713
1,565,000	Froneri Lux FinCo SARL(c) 6.00%, 08/01/2032	1,586,361
	Genmab A/S / Genmab Finance LLC(c)
2,480,000	6.25%, 12/15/2032	2,541,619
2,415,000	7.25%, 12/15/2033	2,536,745
2,310,000	Grifols SA EUR, 3.88%, 10/15/2028	2,685,052
990,000	Herc Holdings Inc(c) 6.63%, 06/15/2029	1,027,717
230,000	Insulet Corp(c) 6.50%, 04/01/2033	239,749
3,415,000	IQVIA Inc(c) 6.25%, 06/01/2032	3,568,395
5,090,000	Kedrion SpA(c) 6.50%, 09/01/2029	4,993,465
2,305,000	Medline Borrower LP(c) 3.88%, 04/01/2029	2,250,392
3,780,000	Opal Bidco SAS(c) 6.50%, 03/31/2032	3,871,547
5,225,000	RR Donnelley & Sons Co(c) 9.50%, 08/01/2029	5,384,360
365,000	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc(c) EUR, 5.50%, 05/15/2033	439,276
	Tenet Healthcare Corp
4,140,000	6.13%, 06/15/2030	4,236,435
1,160,000	6.00%, 11/15/2033(c)	1,194,329

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
1,290,000	Teva Pharmaceutical Finance Netherlands II BV EUR, 4.38%, 05/09/2030	$ 1,555,572
	Teva Pharmaceutical Finance Netherlands III BV
695,000	6.75%, 03/01/2028	721,287
1,735,000	5.13%, 05/09/2029(d)	1,754,608
1,710,000	8.13%, 09/15/2031(d)	1,968,963
	US Foods Inc(c)
1,250,000	7.25%, 01/15/2032	1,313,905
1,545,000	5.75%, 04/15/2033	1,573,728
535,000	Veritiv Operating Co(c) 10.50%, 11/30/2030	575,239
		73,185,769
Energy — 5.70%
445,136	Borr IHC Ltd / Borr Finance LLC(c) 10.38%, 11/15/2030	442,411
	Crescent Energy Finance LLC(c)
1,445,000	7.88%, 04/15/2032	1,423,736
3,130,000	8.38%, 01/15/2034(d)	3,109,154
1,445,000	Energy Transfer LP(f) 6.63%, Perpetual	1,437,673
4,050,000	Expand Energy Corp(c) 6.75%, 04/15/2029	4,073,719
2,375,000	Global Partners LP / GLP Finance Corp(c) 7.13%, 07/01/2033	2,418,327
330,000	Hess Midstream Operations LP(c) 6.50%, 06/01/2029	340,791
1,310,000	Hilcorp Energy I LP / Hilcorp Finance Co(c) 8.38%, 11/01/2033	1,337,582
2,580,000	Kinetik Holdings LP(c) 5.88%, 06/15/2030	2,603,116
	Kodiak Gas Services LLC(c)
1,205,000	7.25%, 02/15/2029	1,253,624
1,010,000	6.50%, 10/01/2033	1,031,425
570,000	6.75%, 10/01/2035	586,079
2,140,000	Matador Resources Co(c) 6.50%, 04/15/2032	2,170,313
1,975,000	Nabors Industries Inc(c)(d) 8.88%, 08/15/2031	1,915,932
800,000	Occidental Petroleum Corp 6.20%, 03/15/2040	812,364
225,000	Seventy Seven Energy Inc(g)(h)(i) 6.63%, 11/15/2026	23
720,000	SM Energy Co 6.75%, 09/15/2026	721,046
2,035,000	Sunoco LP(c) 6.25%, 07/01/2033	2,084,486
1,145,000	TGNR Intermediate Holdings LLC(c) 5.50%, 10/15/2029	1,133,815
813,462	Transocean Aquila Ltd(c) 8.00%, 09/30/2028	833,217
Principal Amount(a)		Fair Value
Energy — (continued)
	Transocean International Ltd
1,965,000	8.75%, 02/15/2030(c)	$ 2,053,244
260,000	7.88%, 10/15/2032(c)	271,544
1,720,000	6.80%, 03/15/2038	1,479,193
	Venture Global LNG Inc(c)
1,380,000	9.00%, Perpetual(f)	1,089,829
800,000	9.50%, 02/01/2029	829,182
2,355,000	8.38%, 06/01/2031	2,341,873
2,265,000	9.88%, 02/01/2032	2,339,909
	Venture Global Plaquemines LNG LLC(c)
340,000	7.50%, 05/01/2033	367,370
580,000	6.50%, 01/15/2034	594,059
340,000	7.75%, 05/01/2035	372,284
975,000	6.75%, 01/15/2036	998,683
378,000	Viper Energy Partners LLC 5.70%, 08/01/2035	385,761
	Weatherford International Ltd(c)
1,360,000	8.63%, 04/30/2030(d)	1,394,000
1,495,000	6.75%, 10/15/2033	1,531,048
		45,776,812
Financial — 10.36%
	Acrisure LLC / Acrisure Finance Inc(c)
1,715,000	8.50%, 06/15/2029	1,794,643
1,645,000	7.50%, 11/06/2030	1,713,512
581,000	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust 6.95%, 03/10/2055	608,793
	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer(c)
1,275,000	5.88%, 11/01/2029	1,273,878
2,750,000	7.00%, 01/15/2031	2,853,057
440,000	7.38%, 10/01/2032	456,222
1,830,000	Ally Financial Inc 8.00%, 11/01/2031	2,077,061
838,600	Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp(c) 7.00%, 04/15/2030	834,989
3,030,000	Apollo Commercial Real Estate Finance Inc REIT(c)(d) 4.63%, 06/15/2029	2,930,508
278,000	Aretec Group Inc(c) 10.00%, 08/15/2030	300,002
2,215,000	Asurion LLC & Asurion Co-Issuer Inc(c) 8.00%, 12/31/2032	2,298,309
	CrossCountry Intermediate HoldCo LLC(c)
1,670,000	6.50%, 10/01/2030	1,703,393
2,625,000	6.75%, 12/01/2032	2,667,596
230,000	Dresdner Funding Trust I(c) 8.15%, 06/30/2031	252,307
	Encore Capital Group Inc(c)
1,520,000	9.25%, 04/01/2029	1,601,700
2,380,000	8.50%, 05/15/2030	2,558,371

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Financial — (continued)
1,125,000	Freedom Mortgage Corp(c) 12.25%, 10/01/2030	$ 1,247,786
4,000,000	Freedom Mortgage Holdings LLC(c) 8.38%, 04/01/2032	4,210,659
4,810,000	Iron Mountain Inc REIT(c) 6.25%, 01/15/2033	4,850,244
	Jane Street Group / JSG Finance Inc(c)
3,690,000	6.13%, 11/01/2032	3,754,796
1,745,000	6.75%, 05/01/2033	1,821,425
	Jefferson Capital Holdings LLC(c)
1,630,000	9.50%, 02/15/2029	1,711,798
2,935,000	8.25%, 05/15/2030	3,086,760
2,015,000	Jones Deslauriers Insurance Management Inc(c) 8.50%, 03/15/2030	2,111,938
3,125,000	Millrose Properties Inc REIT(c) 6.38%, 08/01/2030	3,197,575
4,100,000	MPT Operating Partnership LP / MPT Finance Corp REIT(c) 8.50%, 02/15/2032	4,378,527
	OneMain Finance Corp
1,135,000	5.38%, 11/15/2029	1,135,767
1,355,000	7.50%, 05/15/2031	1,425,663
1,010,000	7.13%, 11/15/2031	1,054,276
1,320,000	6.50%, 03/15/2033	1,331,419
	Osaic Holdings Inc(c)
1,375,000	6.75%, 08/01/2032	1,436,352
2,035,000	8.00%, 08/01/2033	2,115,782
3,740,000	PHH Escrow Issuer LLC / PHH Corp(c) 9.88%, 11/01/2029	3,881,297
3,580,000	PRA Group Inc(c) 8.88%, 01/31/2030	3,714,107
	RHP Hotel Properties LP / RHP Finance Corp REIT(c)
290,000	7.25%, 07/15/2028	299,053
2,485,000	6.50%, 04/01/2032	2,577,157
765,000	6.50%, 06/15/2033	795,246
	Rocket Cos Inc(c)
1,780,000	7.13%, 02/01/2032	1,872,558
2,450,000	6.38%, 08/01/2033	2,554,417
	Societe Generale SA(c)(f)
330,000	4.75%, Perpetual(d)	327,953
295,000	5.38%, Perpetual	281,972
1,600,000	Stonex Escrow Issuer LLC(c) 6.88%, 07/15/2032	1,659,571
435,000	XHR LP REIT(c) 6.63%, 05/15/2030	448,957
		83,207,396
Industrial — 8.09%
460,000	Arcosa Inc(c) 6.88%, 08/15/2032	484,900
Principal Amount(a)		Fair Value
Industrial — (continued)
1,070,000	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC(c) 4.00%, 09/01/2029	$ 1,007,283
	ATI Inc
1,000,000	5.88%, 12/01/2027	1,001,172
460,000	4.88%, 10/01/2029	459,246
1,435,000	7.25%, 08/15/2030	1,516,045
245,000	5.13%, 10/01/2031	245,164
1,030,000	Avient Corp(c) 6.25%, 11/01/2031	1,058,693
	Axon Enterprise Inc(c)
960,000	6.13%, 03/15/2030	991,050
1,265,000	6.25%, 03/15/2033	1,316,014
930,000	Beacon Mobility Corp(c) 7.25%, 08/01/2030	972,665
810,000	Boeing Co 5.88%, 02/15/2040	833,614
1,305,000	Boise Cascade Co(c)(d) 4.88%, 07/01/2030	1,291,605
	Bombardier Inc(c)
250,000	7.50%, 02/01/2029	260,739
1,225,000	8.75%, 11/15/2030	1,323,500
330,000	7.25%, 07/01/2031	351,664
265,000	7.00%, 06/01/2032	280,010
	Builders FirstSource Inc(c)
1,545,000	6.38%, 03/01/2034	1,597,425
630,000	6.75%, 05/15/2035	658,674
960,000	Camelot Return Merger Sub Inc(c)(d) 8.75%, 08/01/2028	743,899
715,000	Cemex SAB de CV(c)(f) 7.20%, Perpetual	745,674
500,000	Chart Industries Inc(c) 9.50%, 01/01/2031	530,717
915,000	Clean Harbors Inc(c) 6.38%, 02/01/2031	941,648
1,550,000	Clydesdale Acquisition Holdings Inc(c) 6.75%, 04/15/2032	1,593,825
2,240,000	Efesto Bidco SpA Efesto US LLC(c) 7.50%, 02/15/2032	2,262,646
255,000	EMRLD Borrower LP / Emerald Co-Issuer Inc EUR, 6.38%, 12/15/2030	312,235
1,085,000	Energizer Gamma Acquisition BV EUR, 3.50%, 06/30/2029	1,233,195
440,000	Energizer Holdings Inc(c) 4.38%, 03/31/2029	420,422
265,000	GFL Environmental Inc(c) 6.75%, 01/15/2031	278,031
230,000	Graphic Packaging International LLC EUR, 2.63%, 02/01/2029	261,248
1,825,000	Imola Merger Corp(c) 4.75%, 05/15/2029	1,801,311

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Industrial — (continued)
	JH North America Holdings Inc(c)
155,000	5.88%, 01/31/2031	$ 158,212
1,645,000	6.13%, 07/31/2032	1,688,686
1,030,000	Mauser Packaging Solutions Holding Co(c) 7.88%, 04/15/2030	1,026,251
1,560,000	Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC(c) 6.75%, 04/01/2032	1,599,297
	Quikrete Holdings Inc(c)
930,000	6.38%, 03/01/2032	968,018
465,000	6.75%, 03/01/2033	485,595
1,480,000	Sensata Technologies BV(c) 5.88%, 09/01/2030	1,502,656
820,000	Smyrna Ready Mix Concrete LLC(c) 8.88%, 11/15/2031	877,099
1,060,000	Spirit AeroSystems Inc 4.60%, 06/15/2028	1,061,230
	Standard Building Solutions Inc(c)
2,980,000	6.50%, 08/15/2032	3,067,987
2,220,000	6.25%, 08/01/2033	2,267,812
	Standard Industries Inc(c)
225,000	4.38%, 07/15/2030	217,059
1,420,000	3.38%, 01/15/2031	1,300,969
	Terex Corp(c)
530,000	5.00%, 05/15/2029	528,197
1,365,000	6.25%, 10/15/2032	1,400,423
2,465,000	Toucan FinCo Ltd / Toucan FinCo Can Inc / Toucan FinCo US LLC(c) 9.50%, 05/15/2030	2,461,565
	TransDigm Inc(c)
2,570,000	6.88%, 12/15/2030	2,689,522
170,000	7.13%, 12/01/2031	178,665
5,000	6.00%, 01/15/2033	5,117
385,000	6.25%, 01/31/2034	399,507
2,475,000	6.75%, 01/31/2034	2,578,168
2,500,000	TTM Technologies Inc(c) 4.00%, 03/01/2029	2,441,579
1,280,000	Waste Pro USA Inc(c) 7.00%, 02/01/2033	1,317,524
1,960,000	Watco Cos LLC / Watco Finance Corp(c) 7.13%, 08/01/2032	2,052,722
	Weekley Homes LLC / Weekley Finance Corp(c)
1,230,000	4.88%, 09/15/2028	1,213,008
1,845,000	6.75%, 01/15/2034	1,868,117
	WESCO Distribution Inc(c)
205,000	6.38%, 03/15/2029	211,697
1,550,000	6.63%, 03/15/2032	1,618,455
580,000	6.38%, 03/15/2033	605,569
365,000	Wrangler Holdco Corp(c) 6.63%, 04/01/2032	382,601
		64,947,621
Principal Amount(a)		Fair Value
Technology — 2.66%
2,210,000	AthenaHealth Group Inc(c) 6.50%, 02/15/2030	$ 2,203,349
2,945,000	CACI International Inc(c) 6.38%, 06/15/2033	3,047,129
910,000	CDW LLC / CDW Finance Corp 3.25%, 02/15/2029	876,096
	Cloud Software Group Inc(c)
2,140,000	6.50%, 03/31/2029	2,168,008
2,030,000	9.00%, 09/30/2029	2,114,266
1,835,000	Fortress Intermediate 3 Inc(c) 7.50%, 06/01/2031	1,914,712
1,210,000	Gartner Inc(c) 3.75%, 10/01/2030	1,147,446
2,010,000	McAfee Corp(c) 7.38%, 02/15/2030	1,752,876
260,000	ON Semiconductor Corp(c) 3.88%, 09/01/2028	254,243
1,650,000	Rocket Software Inc(c) 6.50%, 02/15/2029	1,616,963
	Seagate Data Storage Technology Pte Ltd(c)
915,000	3.13%, 07/15/2029	805,583
1,440,000	5.88%, 07/15/2030	1,484,447
1,955,000	UKG Inc(c) 6.88%, 02/01/2031	2,008,202
		21,393,320
Utilities — 2.81%
2,890,000	California Buyer Ltd / Atlantica Sustainable Infrastructure PLC(c) 6.38%, 02/15/2032	2,894,765
580,000	Calpine Corp(c) 5.00%, 02/01/2031	589,047
765,000	Electricite de France SA(c)(f) 9.13%, Perpetual	889,660
	NRG Energy Inc(c)
915,000	10.25%, Perpetual(f)	999,035
1,355,000	6.25%, 11/01/2034	1,391,605
2,775,000	6.00%, 01/15/2036	2,811,750
	PG&E Corp
1,430,000	5.25%, 07/01/2030	1,419,872
780,000	7.38%, 03/15/2055	812,363
	Talen Energy Supply LLC(c)
2,400,000	6.25%, 02/01/2034	2,447,793
2,400,000	6.50%, 02/01/2036	2,481,815
1,346,000	Vistra Corp(c)(f) 7.00%, Perpetual	1,369,506
	Vistra Operations Co LLC(c)
1,565,000	5.00%, 07/31/2027	1,568,601
2,165,000	7.75%, 10/15/2031	2,293,119
565,000	6.88%, 04/15/2032	595,182
		22,564,113
TOTAL CORPORATE BONDS AND NOTES — 67.18% (Cost $528,796,397)		$539,648,076

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
CONVERTIBLE BONDS
Basic Materials — 0.39%
1,152,000	Centrus Energy Corp(c)(j) (3.36%), 08/15/2032	$ 1,480,896
698,000	Energy Fuels Inc/Canada(c) 0.75%, 11/01/2031	721,034
370,000	MP Materials Corp(c) 3.00%, 03/01/2030	922,595
		3,124,525
Communications — 2.19%
585,000	Alibaba Group Holding Ltd 0.50%, 06/01/2031	908,505
	AST SpaceMobile Inc(c)
542,000	2.38%, 10/15/2032	714,085
472,000	2.00%, 01/15/2036	470,254
1,179,000	Cable One Inc 1.13%, 03/15/2028	959,470
2,367,000	DoorDash Inc(c)(j) (0.99%), 05/15/2030	2,472,331
1,777,000	Etsy Inc(c) 1.00%, 06/15/2030	1,800,101
390,000	Hims & Hers Health Inc(c)(j) 3.74%, 05/15/2030	335,205
686,000	JD.com Inc 0.25%, 06/01/2029	685,657
2,064,000	Liberty Media Corp / Liberty Formula One 2.25%, 08/15/2027	2,610,960
879,000	Lyft Inc(c)(j) (2.46%), 09/15/2030	991,512
	Uber Technologies Inc
763,000	1.13%, 05/15/2028(c)(j)	743,086
1,700,000	0.88%, 12/01/2028	2,204,900
1,604,000	Wayfair Inc 3.25%, 09/15/2027	2,668,698
		17,564,764
Consumer, Cyclical — 1.61%
1,073,000	Burlington Stores Inc 1.25%, 12/15/2027	1,589,113
125,000	IMAX Corp(c) 0.75%, 11/15/2030	136,688
	Live Nation Entertainment Inc
1,355,000	3.13%, 01/15/2029	1,968,815
2,192,000	2.88%, 01/15/2030	2,302,696
2,030,000	Meritage Homes Corp 1.75%, 05/15/2028	1,996,496
2,074,000	NCL Corp Ltd(c) 0.75%, 09/15/2030	2,000,166
948,000	Patrick Industries Inc(d) 1.75%, 12/01/2028	1,608,756
447,000	Peloton Interactive Inc 5.50%, 12/01/2029	743,137
452,000	Rivian Automotive Inc 4.63%, 03/15/2029	567,825
		12,913,692
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — 2.76%
1,904,000	Affirm Holdings Inc 0.75%, 12/15/2029	$ 2,106,776
	Alnylam Pharmaceuticals Inc
613,000	1.00%, 09/15/2027	901,294
2,049,000	1.39%, 09/15/2028(c)(j)	1,974,724
1,110,000	Ascendis Pharma A/S 2.25%, 04/01/2028	1,572,537
1,408,000	Chefs' Warehouse Inc 2.38%, 12/15/2028	2,134,810
964,000	Global Payments Inc 1.50%, 03/01/2031	864,708
1,621,000	Halozyme Therapeutics Inc 1.00%, 08/15/2028	2,151,067
369,000	Ionis Pharmaceuticals Inc(c)(j) (1.26%), 12/01/2030	392,985
742,000	Merit Medical Systems Inc(c) 3.00%, 02/01/2029	895,594
461,000	Mirum Pharmaceuticals Inc 4.00%, 05/01/2029	1,189,242
500,000	Oddity Finance LLC(c)(j) 3.61%, 06/15/2030	430,625
1,856,000	Post Holdings Inc 2.50%, 08/15/2027	1,997,056
1,829,000	Repligen Corp 1.00%, 12/15/2028	1,998,182
911,000	Shift4 Payments Inc(d) 0.50%, 08/01/2027	875,471
1,987,000	Spectrum Brands Inc(d) 3.38%, 06/01/2029	1,876,721
545,000	TransMedics Group Inc 1.50%, 06/01/2028	815,157
		22,176,949
Financial — 2.89%
2,104,000	Barclays Bank PLC 1.00%, 02/16/2029	2,305,816
2,145,000	Boston Properties LP REIT(c) 2.00%, 10/01/2030	2,070,997
1,473,000	Cipher Mining Inc(c)(j) (4.21%), 10/01/2031	1,749,187
711,000	Cleanspark Inc(c)(d)(j) 5.46%, 02/15/2032	532,895
1,696,000	Coinbase Global Inc(c)(j) 1.75%, 10/01/2032	1,517,072
714,000	Core Scientific Inc(c)(d)(j) (2.46%), 06/15/2031	750,200
2,029,000	Digital Realty Trust LP REIT(c) 1.88%, 11/15/2029	2,057,406
1,895,000	Galaxy Digital Holdings LP(c) 0.50%, 05/01/2031	1,431,672
1,037,000	Hercules Capital Inc(c) 4.75%, 09/01/2028	1,038,867
1,242,000	IREN Ltd(c)(j) 6.37%, 07/01/2031	919,701
1,721,000	MARA Holdings Inc(j) 6.61%, 03/01/2030	1,349,264
629	SoFi Technologies Inc(c)(j) (28.37%), 10/15/2026	811
	Terawulf Inc(c)
891,000	1.00%, 09/01/2031	1,050,935
1,325,000	2.46%, 05/01/2032(j)	1,146,125

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Financial — (continued)
	Welltower OP LLC REIT(c)
1,036,000	2.75%, 05/15/2028	$ 2,029,006
1,156,000	3.13%, 07/15/2029	1,745,560
1,523,000	WisdomTree Inc(c) 4.63%, 08/15/2030	1,558,790
		23,254,304
Industrial — 1.88%
2,120,000	AeroVironment Inc(j) (1.73%), 07/15/2030	2,300,200
1,330,000	Avnet Inc(c) 1.75%, 09/01/2030	1,310,715
1,886,000	Bloom Energy Corp(c)(j) 3.07%, 11/15/2030	1,640,820
913,000	BWX Technologies Inc(c)(j) 1.02%, 11/01/2030	870,089
704,000	Fluor Corp 1.13%, 08/15/2029	801,997
1,857,000	Itron Inc 1.38%, 07/15/2030	1,876,731
1,340,000	JBT Marel Corp(c) 0.38%, 09/15/2030	1,387,570
1,465,000	Mirion Technologies Inc(c)(j) (1.29%), 10/01/2031	1,582,200
2,290,000	OSI Systems Inc(c) 0.50%, 02/01/2031	2,251,528
78,000	Rocket Lab USA Inc(c) 4.25%, 02/01/2029	1,059,224
		15,081,074
Technology — 5.77%
1,337,000	Box Inc 1.50%, 09/15/2029	1,300,233
969,000	Camtek Ltd(c)(j) (2.82%), 09/15/2030	1,116,733
1,468,000	Cloudflare Inc(c)(j) (1.80%), 06/15/2030	1,595,716
932,000	Commvault Systems Inc(c)(j) 2.77%, 09/15/2030	824,354
639,000	CoreWeave Inc(c) 1.75%, 12/01/2031	604,654
1,400,000	CyberArk Software Ltd(c)(j) (2.59%), 06/15/2030	1,495,900
2,177,000	Datadog Inc(j) 0.06%, 12/01/2029	2,171,557
3,019,000	Guidewire Software Inc 1.25%, 11/01/2029	3,319,390
974,000	Life360 Inc(c)(d)(j) (1.52%), 06/01/2030	1,042,180
2,940,000	Lumentum Holdings Inc(c) 0.38%, 03/15/2032	6,291,600
737,000	Microchip Technology Inc 0.75%, 06/01/2030	722,334
1,479,000	MKS Inc 1.25%, 06/01/2030	1,886,464
571,000	Nebius Group NV(c) 1.00%, 09/15/2030	559,295
1,155,000	Nova Ltd(c)(j) (4.17%), 09/15/2030	1,436,243
Principal Amount(a)		Fair Value
Technology — (continued)
1,626,000	Nutanix Inc 0.50%, 12/15/2029	$ 1,568,277
963,000	ON Semiconductor Corp 0.50%, 03/01/2029	910,998
1,478,000	Parsons Corp 2.63%, 03/01/2029	1,519,384
1,036,000	Planet Labs PBC(c) 0.50%, 10/15/2030	1,928,255
764,000	Progress Software Corp 3.50%, 03/01/2030	772,022
589,000	Rubrik Inc(c)(j) 0.40%, 06/15/2030	578,693
1,056,000	Seagate HDD Cayman 3.50%, 06/01/2028	3,546,576
860,000	Semtech Corp(c)(j) (1.17%), 10/15/2030	911,170
1,869,000	Snowflake Inc(j) (18.65%), 10/01/2027	2,776,399
3,859,000	Strategy Inc(c)(j) 3.82%, 03/01/2030	3,328,387
1,626,000	Tyler Technologies Inc 0.25%, 03/15/2026	1,643,886
320,000	Unity Software Inc(c)(d)(j) (7.32%), 03/15/2030	462,400
449,000	Western Digital Corp(d) 3.00%, 11/15/2028	2,058,126
		46,371,226
Utilities — 1.23%
1,598,000	CMS Energy Corp 3.38%, 05/01/2028	1,709,061
3,179,000	NextEra Energy Capital Holdings Inc 3.00%, 03/01/2027	3,945,139
2,142,000	PPL Capital Funding Inc 2.88%, 03/15/2028	2,350,845
1,727,000	Southern Co 4.50%, 06/15/2027	1,842,709
		9,847,754
TOTAL CONVERTIBLE BONDS — 18.72% (Cost $137,174,030)		$150,334,288
Shares
COMMON STOCK
Communications — 0.03%
11,656	Altice France SA(k)	202,047
Consumer, Cyclical — 0.28%
31,400	Viking Holdings Ltd(k)	2,242,274
Energy — 0.06%
4,100	Exxon Mobil Corp	493,394

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Industrial — 0.04%
8,430	GFL Environmental Inc	$ 362,069
TOTAL COMMON STOCK — 0.41% (Cost $1,712,752)		$3,299,784
CONVERTIBLE PREFERRED STOCK
Basic Materials — 0.14%
18,484	Albemarle Corp 7.25%	1,087,783
Consumer, Cyclical — 0.16%
22,731	QXO Inc 5.50%	1,257,252
Financial — 0.87%
28,627	Ares Management Corp 6.75%	1,440,224
2,908	Bank of America Corp 7.25%	3,633,910
37,670	KKR & Co Inc 6.25%	1,946,786
		7,020,920
Technology — 0.42%
34,850	Hewlett Packard Enterprise Co 7.63%	2,305,327
18,472	Microchip Technology Inc 7.50%(d)	1,076,918
		3,382,245
TOTAL CONVERTIBLE PREFERRED STOCK — 1.59% (Cost $12,384,331)		$12,748,200
Shares		Fair Value
PREFERRED STOCK
Financial — 0.28%
29,935	Apollo Global Management Inc	$ 2,254,704
Industrial — 0.55%
63,215	Boeing Co	4,390,282
TOTAL PREFERRED STOCK — 0.83% (Cost $5,335,204)		$6,644,986
GOVERNMENT MONEY MARKET MUTUAL FUNDS
28,846,958	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(l), 3.71%(m)	28,846,958
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 3.59% (Cost $28,846,958)		$28,846,958
TOTAL INVESTMENTS — 96.17% (Cost $745,745,617)		$772,469,705
OTHER ASSETS & LIABILITIES, NET — 3.83%		$30,770,032
TOTAL NET ASSETS — 100.00%		$803,239,737

(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of December 31, 2025.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the aggregate fair value of 144A securities was $548,040,720, representing 68.23% of net assets.
(d)	All or a portion of the security is on loan as of December 31, 2025.
(e)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(f)	Security has no contractual maturity date and pays an indefinite stream of interest.
(g)	Security in bankruptcy.
(h)	Security in default.
(i)	Security is fair valued using significant unobservable inputs.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(k)	Non-income producing security.
(l)	Collateral received for securities on loan.
(m)	Rate shown is the 7-day yield as of December 31, 2025.
EURIBOR	Euro Interbank Offered Rate
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
As of December 31, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized (Depreciation)
CGM	USD	791,518	EUR	672,000	03/17/2026	$(1,090)
CGM	USD	1,164,233	GBP	871,400	03/17/2026	(10,401)
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2025
As of December 31, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts: — (continued)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized (Depreciation)
HSB	USD	8,851,400	EUR	7,512,200	03/17/2026	$(9,065)
HSB	USD	1,049,691	GBP	785,600	03/17/2026	(9,286)
					Net Depreciation	$(29,842)
As of December 31, 2025, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments/ Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation	Implied Credit Spread(b)	Receive Frequency	Pay Frequency
Sell Credit Protection
CDX.NA.HY.45(c)	USD	11,004	$836,352	$819,157	5.00%	12/20/2030	$17,195	3.17%	Quarterly	-
			$836,352	$819,157		Net Appreciation	$17,195
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	Based on an index of North American high yield bonds with investment grade credit ratings that trade in the credit default swap market.
Abbreviations
CGM	Citigroup Global Markets
HSB	HSBC Bank USA
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Municipal Bonds And Notes — 0.12%
$ 620,000	Louisiana Local Government Environmental Facilities & Community Development Authority, RB 4.28%, 02/01/2036	$ 615,054
Non-Agency — 11.82%
	1988 Ltd(a)(b)
	Series 2024-4A Class D
1,075,000	8.15%, 04/15/2037 3-mo. SOFR + 4.25%	1,080,186
	Series 2024-5A Class A1
1,325,000	5.44%, 07/15/2037 3-mo. SOFR + 1.54%	1,328,990
	Series 2024-5A Class D1
1,100,000	7.20%, 07/15/2037 3-mo. SOFR + 3.30%	1,102,840
1,375,000	American Express Credit Account Master Trust Series 2025-3 Class A 4.51%, 04/15/2032	1,404,784
	Barclays Dryrock Issuance Trust
	Series 2023-1 Class A
1,900,000	4.72%, 02/15/2029	1,904,415
	Series 2025-1 Class A
1,000,000	3.97%, 07/15/2031	1,002,279
	Barings Ltd(a)(b)
	Series 2024-1A Class D
750,000	7.88%, 01/20/2037 3-mo. SOFR + 4.00%	752,117
	Series 2024-4A Class B
500,000	5.53%, 10/20/2037 3-mo. SOFR + 1.65%	501,383
2,500,000	Bbam US V Ltd(a)(b) Series 2025-5A Class A1 5.36%, 07/25/2038 3-mo. SOFR + 1.36%	2,505,275
1,050,000	BMW Vehicle Lease Trust Series 2025-1 Class A3 4.43%, 06/26/2028	1,059,074
	Carlyle Global Market Strategies Ltd(a)(b)
	Series 2021-8A Class A1R
2,250,000	5.25%, 10/15/2038 3-mo. SOFR + 1.27%	2,254,005
	Series 2025-3A Class A
2,100,000	5.46%, 07/25/2038 3-mo. SOFR + 1.38%	2,107,749
2,100,000	CBAMR Ltd(a)(b) Series 2017-4A Class A1R 5.70%, 03/31/2038 3-mo. SOFR + 1.42%	2,108,261
1,875,000	Cedar Funding IV Ltd(a)(b) Series 2014-4A Class AR3 5.20%, 01/23/2038 3-mo. SOFR + 1.34%	1,879,142
Principal Amount		Fair Value
Non-Agency — (continued)
	Diameter Capital Ltd(a)(b)
	Series 2022-4A Class A1R
$ 2,200,000	5.73%, 01/15/2037 3-mo. SOFR + 1.83%	$ 2,203,936
	Series 2025-10A Class A
1,450,000	5.19%, 04/20/2038 3-mo. SOFR + 1.31%	1,452,752
	Elmwood Ltd(a)(b)
	Series 2021-3A Class AR2
2,850,000	5.18%, 07/20/2038 3-mo. SOFR + 1.30%	2,861,269
	Series 2024-11A Class A
2,750,000	5.22%, 10/18/2037 3-mo. SOFR + 1.34%	2,756,705
	Exeter Automobile Receivables Trust
	Series 2025-1A Class A2
77,585	4.70%, 09/15/2027	77,597
	Series 2025-1A Class A3
300,000	4.67%, 08/15/2028	300,526
	Series 2025-3A Class A3
900,000	4.78%, 07/16/2029	906,566
	Ford Credit Auto Owner Trust(a)
	Series 2021-1 Class A
500,000	1.37%, 10/17/2033	496,033
	Series 2024-1 Class A
1,075,000	4.87%, 08/15/2036(c)	1,102,408
	Halseypoint Ltd(a)(b)
	Series 2020-2A Class D1R
900,000	7.48%, 07/20/2037 3-mo. SOFR + 3.60%	902,067
	Series 2023-7A Class A1R
1,500,000	5.33%, 07/20/2038 3-mo. SOFR + 1.45%	1,503,012
1,275,646	Honda Auto Receivables Owner Trust Series 2023-4 Class A3 5.67%, 06/21/2028	1,289,567
179,490	JPMorgan Mortgage Trust(a)(b) Series 2023-HE3 Class A1 5.52%, 05/20/2054 1-mo. SOFR + 1.60%	180,073
	Kennedy Lewis Ltd(a)(b)
	Series 2024-15A Class A
1,300,000	5.45%, 07/20/2037 3-mo. SOFR + 1.57%	1,302,760
	Series 2025-22A Class A
2,625,000	5.43%, 07/20/2038 3-mo. SOFR + 1.33%	2,637,012
2,500,000	Madison Park Funding LXXIII Ltd(a)(b) Series 2025-73A Class A1 5.26%, 10/17/2038 3-mo. SOFR + 1.30%	2,508,800
1,100,000	Oaktree Ltd(a)(b) Series 2019-4A Class ARR 5.39%, 07/20/2037 3-mo. SOFR + 1.51%	1,102,853

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,790,000	Octagon Ltd(a)(b) Series 2021-1A Class B1R 5.34%, 10/15/2034 3-mo. SOFR + 1.45%	$ 1,789,953
1,475,000	OHA Credit Funding Ltd(a)(b) Series 2021-10RA Class A1 5.54%, 07/18/2037 3-mo. SOFR + 1.26%	1,477,146
800,000	Park Blue Ltd(a)(b) Series 2022-1A Class A1R 5.30%, 10/20/2037 3-mo. SOFR + 1.42%	802,884
1,950,000	Regatta Funding Ltd(a)(b) Series 2025-4A Class A1 5.44%, 07/25/2038 3-mo. SOFR + 1.34%	1,956,341
800,000	RR Ltd(a)(b) Series 2024-29RA Class A2R 5.60%, 07/15/2039 3-mo. SOFR + 1.70%	801,350
	Santander Drive Auto Receivables Trust
	Series 2025-1 Class A2
51,920	4.76%, 08/16/2027	51,936
	Series 2025-1 Class A3
1,050,000	4.74%, 01/16/2029	1,052,201
250,000	Sound Point IV-R Ltd(a)(b) Series 2013-3RA Class D 7.40%, 04/18/2031 3-mo. SOFR + 3.51%	244,591
108,591	Sunnova Hestia I Issuer LLC(a) Series 2023-GRID1 Class 1A 5.75%, 12/20/2050	108,628
1,450,000	Toyota Auto Loan Extended Note Trust(a) Series 2025-1A Class A 4.65%, 05/25/2038	1,477,454
1,100,000	Trinitas XXII Ltd(a)(b) Series 2023-22A Class D1R 6.98%, 03/20/2038 3-mo. SOFR + 3.10%	1,103,354
523,763	Voya Ltd(a)(b) Series 2016-1A Class A1R 5.22%, 01/20/2031 3-mo. SOFR + 1.33%	523,803
2,050,000	Warwick Capital Ltd(a)(b) Series 2023-1A Class AR 5.25%, 10/20/2038 3-mo. SOFR + 1.28%	2,053,077
950,000	Westlake Automobile Receivables Trust(a) Series 2025-2A Class A2A 4.66%, 09/15/2028	952,846
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,375,000	WF Card Issuance Trust Series 2025-A1 Class A 4.34%, 05/15/2030	$ 1,393,567
		60,363,567
TOTAL ASSET-BACKED SECURITIES — 11.94% (Cost $60,811,688)		$60,978,621
CORPORATE BONDS AND NOTES
Basic Materials — 0.09%
215,000	Freeport-McMoRan Inc 4.63%, 08/01/2030	216,619
250,000	Steel Dynamics Inc 1.65%, 10/15/2027	240,122
		456,741
Communications — 1.83%
2,225,000	Alphabet Inc 4.10%, 11/15/2030	2,231,827
425,000	AppLovin Corp 5.50%, 12/01/2034	436,667
	Expedia Group Inc
217,000	3.25%, 02/15/2030	208,119
68,000	2.95%, 03/15/2031	63,222
425,000	FactSet Research Systems Inc 2.90%, 03/01/2027	418,582
	Meta Platforms Inc
975,000	4.20%, 11/15/2030	977,060
875,000	4.88%, 11/15/2035	873,828
670,000	Netflix Inc 5.88%, 11/15/2028	704,424
1,610,000	Rogers Communications Inc 3.20%, 03/15/2027	1,593,829
	T-Mobile USA Inc
1,190,000	3.75%, 04/15/2027	1,186,261
230,000	3.38%, 04/15/2029	224,163
440,000	3.88%, 04/15/2030	432,685
		9,350,667
Consumer, Cyclical — 0.60%
125,000	AutoNation Inc 1.95%, 08/01/2028	117,908
290,000	Hyatt Hotels Corp 5.50%, 06/30/2034	298,904
	Las Vegas Sands Corp
490,000	5.63%, 06/15/2028	502,395
180,000	6.00%, 06/14/2030	188,623
310,000	Lennar Corp 4.75%, 11/29/2027	312,485
220,000	Lithia Motors Inc(a) 4.38%, 01/15/2031	211,438
	Lowe's Cos Inc
425,000	1.70%, 09/15/2028	400,375
225,000	3.75%, 04/01/2032	215,606
	Marriott International Inc
500,000	5.00%, 10/15/2027	508,453

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 292,000	4.88%, 05/15/2029	$ 298,344
		3,054,531
Consumer, Non-Cyclical — 3.72%
166,000	AbbVie Inc 3.20%, 11/21/2029	160,983
110,000	Adventist Health System 2.95%, 03/01/2029	104,463
450,000	Alcon Finance Corp(a) 3.00%, 09/23/2029	431,050
675,000	Banner Health 2.34%, 01/01/2030	629,994
655,000	BAT Capital Corp 6.00%, 02/20/2034	701,315
245,000	Baylor Scott & White Holdings 1.78%, 11/15/2030	219,604
925,000	Becton Dickinson & Co 3.70%, 06/06/2027	921,134
275,000	Bristol-Myers Squibb Co 2.95%, 03/15/2032	254,717
327,000	Cardinal Health Inc 5.13%, 02/15/2029	336,541
	Constellation Brands Inc
925,000	3.70%, 12/06/2026	922,694
64,000	4.75%, 05/09/2032	64,268
125,000	CSL Finance PLC(a) 3.85%, 04/27/2027	124,860
	CVS Health Corp
151,000	3.25%, 08/15/2029	145,765
225,000	1.88%, 02/28/2031	197,414
	GE HealthCare Technologies Inc
820,000	5.65%, 11/15/2027	844,135
144,000	5.86%, 03/15/2030	152,282
720,000	Global Payments Inc 5.55%, 11/15/2035	715,631
950,000	Haleon US Capital LLC 3.38%, 03/24/2027	943,032
	HCA Inc
950,000	4.50%, 02/15/2027	952,068
200,000	5.63%, 09/01/2028	206,155
475,000	5.45%, 04/01/2031	495,757
580,000	J M Smucker Co 5.90%, 11/15/2028	607,673
230,000	JBS USA Holding Lux SARL / JBS USA Food Co / JBS Lux Co SARL 3.75%, 12/01/2031	218,411
1,355,000	JDE Peet's NV(a) 1.38%, 01/15/2027	1,312,505
800,000	Keurig Dr Pepper Inc 4.60%, 05/25/2028	806,449
	Mars Inc(a)
1,200,000	4.80%, 03/01/2030	1,226,355
1,050,000	5.00%, 03/01/2032	1,082,281
1,425,000	5.20%, 03/01/2035	1,464,657
875,000	Pernod Ricard International Finance LLC(a) 1.63%, 04/01/2031	760,689
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 225,000	Pilgrim's Pride Corp 4.25%, 04/15/2031	$ 219,660
235,000	PRA Health Sciences Inc(a) 2.88%, 07/15/2026	233,090
255,000	Rush System for Health Obligated Group 3.92%, 11/15/2029	252,853
	Solventum Corp
357,000	5.40%, 03/01/2029	369,738
460,000	5.60%, 03/23/2034	478,626
218,000	STERIS Irish FinCo Unlimited Co 2.70%, 03/15/2031	201,141
130,000	Sutter Health 2.29%, 08/15/2030	119,554
100,000	UnitedHealth Group Inc 4.20%, 05/15/2032	98,728
		18,976,272
Energy — 1.07%
	Cheniere Energy Partners LP
220,000	4.50%, 10/01/2029	220,463
245,000	5.95%, 06/30/2033	259,791
745,000	Columbia Pipelines Operating Co LLC(a) 6.04%, 11/15/2033	797,491
210,000	DCP Midstream Operating LP 5.63%, 07/15/2027	213,975
	Energy Transfer LP
1,000,000	4.20%, 04/15/2027	1,000,430
325,000	5.50%, 06/01/2027	330,249
1,050,000	MPLX LP 1.75%, 03/01/2026	1,045,859
930,000	Reliance Industries Ltd(a) 2.88%, 01/12/2032	848,550
710,000	Saudi Arabian Oil Co(a) 5.25%, 07/17/2034	730,701
		5,447,509
Financial — 2.60%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,175,000	2.45%, 10/29/2026	1,159,029
235,000	3.00%, 10/29/2028	227,830
250,000	3.30%, 01/30/2032	230,830
375,000	Air Lease Corp 2.88%, 01/15/2026	374,798
550,000	Ally Financial Inc 7.10%, 11/15/2027	577,812
295,000	Avolon Holdings Funding Ltd(a) 6.38%, 05/04/2028	307,382
200,000	Banco Santander SA 2.75%, 12/03/2030	181,812
	Bank of America Corp
804,000	5.20%, 04/25/2029	824,589
900,000	5.51%, 01/24/2036	938,338
	Bank of New York Mellon Corp
75,000	4.60%, 07/26/2030	76,363

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
Financial — (continued)
$ 200,000	5.83%, 10/25/2033	$ 215,648
200,000	Blackstone Private Credit Fund 6.00%, 01/29/2032	203,018
350,000	Blackstone Secured Lending Fund 5.88%, 11/15/2027	357,313
625,000	BNP Paribas SA(a) 1.32%, 01/13/2027	624,408
464,000	Chubb INA Holdings LLC 6.80%, 11/15/2031	518,559
590,000	Citigroup Inc 6.02%, 01/24/2036	617,961
950,000	Crown Castle Inc REIT 3.65%, 09/01/2027	942,441
411,000	Fifth Third Bancorp 4.77%, 07/28/2030	415,924
224,000	Host Hotels & Resorts LP REIT 2.90%, 12/15/2031	202,883
450,000	ING Groep NV 4.02%, 03/28/2028	450,053
300,000	Invitation Homes Operating Partnership LP REIT 2.30%, 11/15/2028	285,265
235,000	LPL Holdings Inc(a) 4.00%, 03/15/2029	231,074
589,000	Morgan Stanley 5.16%, 04/20/2029	602,258
235,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc(a) 3.63%, 03/01/2029	226,980
165,000	Truist Financial Corp 6.05%, 06/08/2027	166,328
445,000	US Bancorp 5.78%, 06/12/2029	462,535
1,875,000	Wells Fargo & Co 4.10%, 06/03/2026	1,875,173
		13,296,604
Industrial — 1.59%
235,000	Atkore Inc(a) 4.25%, 06/01/2031	225,509
300,000	Berry Global Inc 1.57%, 01/15/2026	299,700
	Boeing Co
801,000	6.30%, 05/01/2029	850,220
29,000	2.95%, 02/01/2030	27,475
240,000	5.15%, 05/01/2030	246,602
459,000	8.75%, 09/15/2031	547,368
445,000	6.53%, 05/01/2034	492,330
235,000	Hillenbrand Inc(d) 3.75%, 03/01/2031	235,417
335,000	IDEX Corp 2.63%, 06/15/2031	305,954
150,000	Johnson Controls International PLC / Tyco Fire & Security Finance SCA 4.90%, 12/01/2032	152,501
1,190,000	Mexico City Airport Trust 3.88%, 04/30/2028	1,162,487
Principal Amount		Fair Value
Industrial — (continued)
$ 230,000	Mueller Water Products Inc(a) 4.00%, 06/15/2029	$ 223,664
25,000	Nature Conservancy 1.30%, 07/01/2028	23,036
235,000	Owens Corning 3.50%, 02/15/2030	227,625
	Penske Truck Leasing Co LP / PTL Finance Corp(a)
1,075,000	4.40%, 07/01/2027	1,078,431
367,000	5.25%, 07/01/2029	377,075
275,000	Republic Services Inc 4.88%, 04/01/2029	281,828
661,000	SMBC Aviation Capital Finance Designated Activity Co(a) 5.70%, 07/25/2033	690,282
	Waste Management Inc
456,000	4.95%, 07/03/2031	472,012
200,000	4.15%, 04/15/2032	198,224
		8,117,740
Technology — 1.75%
	Broadcom Inc
885,000	2.45%, 02/15/2031	809,490
340,000	4.15%, 04/15/2032(a)	332,467
250,000	3.47%, 04/15/2034	227,961
688,000	3.14%, 11/15/2035(a)	592,496
296,000	Constellation Software Inc(a) 5.16%, 02/16/2029	301,642
	Dell International LLC / EMC Corp
123,000	6.02%, 06/15/2026	123,538
150,000	5.30%, 10/01/2029	154,784
25,000	6.20%, 07/15/2030	26,707
210,000	Fair Isaac Corp(a) 5.25%, 05/15/2026	210,263
644,000	HP Inc 4.00%, 04/15/2029	637,180
210,000	Intel Corp(d) 5.15%, 02/21/2034	212,641
	MSCI Inc(a)
585,000	4.00%, 11/15/2029	571,950
225,000	3.63%, 09/01/2030	214,913
105,000	NXP BV / NXP Funding LLC / NXP USA Inc 5.00%, 01/15/2033	106,662
	Oracle Corp
475,000	4.50%, 05/06/2028	474,904
104,000	2.95%, 04/01/2030	96,010
700,000	5.25%, 02/03/2032	699,905
1,000,000	6.25%, 11/09/2032	1,042,410
537,000	4.90%, 02/06/2033	516,805
	Synopsys Inc
437,000	5.00%, 04/01/2032	446,226
314,000	5.15%, 04/01/2035	319,132
400,000	Take-Two Interactive Software Inc 3.70%, 04/14/2027	398,377
	Workday Inc
250,000	3.50%, 04/01/2027	248,489

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
Technology — (continued)
$ 175,000	3.80%, 04/01/2032	$ 167,452
		8,932,404
Utilities — 0.18%
475,000	NiSource Inc 5.25%, 03/30/2028	486,980
220,000	NRG Energy Inc(a) 5.25%, 06/15/2029	220,593
230,000	Vistra Operations Co LLC(a) 5.00%, 07/31/2027	230,529
		938,102
TOTAL CORPORATE BONDS AND NOTES — 13.43% (Cost $68,509,254)		$68,570,570
FOREIGN GOVERNMENT BONDS AND NOTES
1,340,000	Eagle Funding Luxco SARL(a) 5.50%, 08/17/2030	1,364,911
856,000	Romanian Government International Bond 3.00%, 02/14/2031	776,230
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.42% (Cost $2,213,935)		$2,141,141
MORTGAGE-BACKED SECURITIES
Non-Agency — 9.87%
	BANK
	Series 2017-BNK5 Class A5
1,600,000	3.39%, 06/15/2060	1,582,652
	Series 2025-BNK50 Class A5
650,000	5.65%, 05/15/2068(e)	686,679
	BANK5
	Series 2024-5YR10 Class A3
800,000	5.30%, 10/15/2057	824,394
	Series 2024-5YR10 Class AS
300,000	5.64%, 10/15/2057	308,313
	Series 2024-5YR11 Class A3
900,000	5.89%, 11/15/2057	946,046
	Series 2024-5YR11 Class AS
425,000	6.14%, 11/15/2057	444,360
	Series 2024-5YR7 Class A3
825,000	5.77%, 06/15/2057	861,044
	Series 2025-5YR13 Class AS
675,000	6.10%, 01/15/2058(e)	703,441
	Series 2025-5YR15 Class A3
800,000	5.45%, 07/15/2058	830,835
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2025-5YR16 Class AS
$ 850,000	5.75%, 08/15/2063(e)	$ 879,782
	Series 2025-5YR17 Class A3
1,050,000	5.23%, 11/15/2058	1,082,555
	Barclays Commercial Mortgage Securities Trust
	Series 2018-TALL Class A
1,050,000	4.67%, 03/15/2037(a)(b) 1-mo. SOFR + 0.92%	993,925
	Series 2019-C3 Class C
564,000	4.18%, 05/15/2052	503,801
	Series 2024-C24 Class A5
550,000	5.42%, 02/15/2057	573,710
	Series 2025-5C36 Class A3
900,000	5.52%, 08/15/2058	938,806
600,000	Benchmark Mortgage Trust Series 2020-B22 Class A5 1.97%, 01/15/2054	526,667
1,200,000	BFLD Commercial Mortgage Trust(a)(b) Series 2024-UNIV Class A 5.24%, 11/15/2041 1-mo. SOFR + 1.49%	1,200,749
706,741	BLP Commercial Mortgage Trust(a)(b) Series 2024-IND2 Class A 5.09%, 03/15/2041 1-mo. SOFR + 1.34%	707,176
950,000	BMO Mortgage Trust(e) Series 2024-5C4 Class A3 6.53%, 05/15/2057	1,007,931
700,000	BPR Trust(a)(e) Series 2024-PMDW Class A 5.36%, 11/05/2041	716,261
	BX Trust(a)
	Series 2025-BCAT Class A
1,437,427	5.13%, 08/15/2042(b) 1-mo. SOFR + 1.38%	1,439,218
	Series 2024-BIO Class A
1,400,000	5.39%, 02/15/2041(b) 1-mo. SOFR + 1.64%	1,396,963
	Series 2024-PAT Class A
325,000	5.84%, 03/15/2041(b) 1-mo. SOFR + 2.09%	325,000
	Series 2024-VLT5 Class A
600,000	5.41%, 11/13/2046(e)	607,511
	Series 2025-ROIC Class A
896,504	4.89%, 03/15/2030(b) 1-mo. SOFR + 1.14%	895,384
	Series 2025-TAIL Class A
1,150,000	5.15%, 06/15/2035(b) 1-mo. SOFR + 1.40%	1,150,000
	Chase Home Lending Mortgage Trust(a)(e)
	Series 2024-3 Class A5
175,000	6.00%, 02/25/2055	179,624
	Series 2024-3 Class A5A
300,000	5.50%, 02/25/2055	300,004

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2024-3 Class A7
$ 100,000	6.00%, 02/25/2055	$ 101,358
625,308	CIM Trust(a)(c) Series 2025-I1 Class A2 5.91%, 10/25/2069	633,331
647,932	Credit Suisse Mortgage Trust(a)(e) Series 2021-NQM6 Class A1 1.17%, 07/25/2066	556,396
500,000	DC Trust(a)(e) Series 2024-HLTN Class A 5.73%, 04/13/2040	506,248
1,000,000	Durst Commercial Mortgage Trust(a)(e) Series 2025-151 Class A 5.15%, 08/10/2042	1,018,569
650,000	Houston Galleria Mall Trust(a)(e) Series 2025-HGLR Class A 5.46%, 02/05/2045	673,522
	Hudson Yards Mortgage Trust(a)(e)
	Series 2025-SPRL Class D
525,000	6.34%, 01/13/2040	545,966
	Series 2025-SPRL Class A
855,000	5.47%, 01/13/2040	886,455
750,000	IRV Trust(a)(e) Series 2025-200P Class A 5.29%, 03/14/2047	769,535
680,974	JPMorgan Chase Commercial Mortgage Securities Trust(a)(b) Series 2022-NLP Class B 5.11%, 04/15/2037 1-mo. SOFR + 1.36%	669,359
	JPMorgan Mortgage Trust(a)(e)
	Series 2021-LTV2 Class A1
649,941	2.52%, 05/25/2052	556,172
	Series 2024-1 Class A4
341,101	6.00%, 06/25/2054	342,844
	Series 2024-2 Class A5A
250,000	6.00%, 08/25/2054	256,553
1,150,000	KRE Commercial Mortgage Trust(a)(b) Series 2025-AIP4 Class A 5.05%, 03/15/2042 1-mo. SOFR + 1.30%	1,148,564
975,000	MAD Commercial Mortgage Trust(a)(e) Series 2025-11MD Class D 6.36%, 10/15/2042	987,130
	Morgan Stanley Residential Mortgage Loan Trust(a)(c)
	Series 2025-DSC3 Class A1A
1,350,956	4.91%, 09/25/2070	1,351,593
	Series 2025-NQM4 Class A1A
1,428,270	5.59%, 06/25/2070	1,439,697
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,200,000	NYC Commercial Mortgage Trust(a)(b) Series 2025-11X Class A 5.49%, 10/15/2040 1-mo. SOFR + 1.74%	$ 1,202,992
	Onslow Bay Financial LLC(a)
	Series 2022-J2 Class A1
490,509	3.50%, 08/25/2052(e)	450,905
	Series 2024-NQM2 Class A1
732,273	5.88%, 12/25/2063(c)	737,104
	Series 2025-NQM11 Class A1A
1,073,554	5.42%, 05/25/2065(c)	1,082,495
	ROCC Trust(a)
	Series 2024-CNTR Class A
900,000	5.39%, 11/13/2041	924,640
	Series 2024-CNTR Class D
750,000	7.11%, 11/13/2041	785,851
350,000	TEXAS Commercial Mortgage Trust(a)(b) Series 2025-TWR Class C 5.89%, 04/15/2042 1-mo. SOFR + 2.14%	349,999
1,600,000	TPG Trust(a)(b) Series 2024-WLSC Class A 5.88%, 11/15/2029 1-mo. SOFR + 2.13%	1,602,940
	Verus Securitization Trust(a)
	Series 2022-1 Class A3
605,727	3.29%, 01/25/2067(e)	556,143
	Series 2021-8 Class A1
67,451	2.82%, 11/25/2066(e)	62,567
	Series 2025-1 Class A1A
1,332,541	5.62%, 01/25/2070(c)	1,345,187
	Series 2025-INV1 Class A1
708,663	5.55%, 02/25/2070(c)	716,401
1,100,000	VTR Commercial Mortgage Trust(a)(e) Series 2025-STEM Class A 5.03%, 10/13/2039	1,103,118
1,050,000	WB Commercial Mortgage Trust(a)(e) Series 2024-HQ Class B 6.42%, 03/15/2040	1,053,249
	Wells Fargo Commercial Mortgage Trust
	Series 2024-1CHI Class A
1,125,000	5.31%, 07/15/2035(a)(e)	1,134,739
	Series 2024-1CHI Class B
700,000	5.74%, 07/15/2035(a)(e)	705,898
	Series 2021-C59 Class A5
925,000	2.63%, 04/15/2054	836,272

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2024-C63 Class A5
$ 660,000	5.31%, 08/15/2057	$ 682,605
		50,389,228
U.S. Government Agency — 0.56%
	Connecticut Avenue Securities Trust(a)(b)
	Series 2021-R03 Class 1M2
206,000	5.52%, 12/25/2041 1-mo. SOFR + 1.65%	207,129
	Series 2022-R05 Class 2M1
24,776	5.77%, 04/25/2042 1-mo. SOFR + 1.90%	24,807
	Series 2022-R05 Class 2M2
165,000	6.87%, 04/25/2042 1-mo. SOFR + 3.00%	168,644
	Series 2024-R01 Class 1M2
300,000	5.67%, 01/25/2044 1-mo. SOFR + 1.80%	301,729
	Series 2024-R03 Class 2B1
275,000	6.67%, 03/25/2044 1-mo. SOFR + 2.80%	284,474
	Series 2024-R03 Class 2M2
175,000	5.82%, 03/25/2044 1-mo. SOFR + 1.95%	175,855
	Series 2024-R04 Class 1M2
300,000	5.52%, 05/25/2044 1-mo. SOFR + 1.65%	300,939
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(b)
	Series 2021-DNA5 Class M2
39,844	5.52%, 01/25/2034 1-mo. SOFR + 1.65%	39,956
	Series 2025-DNA3 Class A1
1,357,875	4.82%, 09/25/2045 1-mo. SOFR + 0.95%	1,358,256
		2,861,789
TOTAL MORTGAGE-BACKED SECURITIES — 10.43% (Cost $52,898,511)		$53,251,017
Principal Amount		Fair Value
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
$ 4,715,648(f)	2.13%, 04/15/2029	$ 4,815,026
54,124,988(f)	1.63%, 04/15/2030	54,390,339
77,975,879(f)	1.13%, 10/15/2030	76,781,207
9,976,152(f)	2.13%, 01/15/2035	10,152,266
114,049,096(f)	1.88%, 07/15/2035	113,912,534
15,965,793(f)	2.13%, 02/15/2054	14,340,190
TOTAL U.S. TREASURY BONDS AND NOTES — 53.74% (Cost $277,197,312)		$274,391,562
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
230,920	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(g), 3.71%(h)	230,920
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.04% (Cost $230,920)		$230,920
TOTAL INVESTMENTS — 90.00% (Cost $461,861,620)		$459,563,831
OTHER ASSETS & LIABILITIES, NET — 10.00%		$51,068,717
TOTAL NET ASSETS — 100.00%		$510,632,548

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of December 31, 2025
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the aggregate fair value of 144A securities was $106,200,415, representing 20.82% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of December 31, 2025.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of December 31, 2025. Maturity date disclosed represents final maturity date.
(d)	All or a portion of the security is on loan as of December 31, 2025.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Interest rate shown reflects the rate in effect as of December 31, 2025.
(f)	Principal amount of the security is adjusted for inflation.
(g)	Collateral received for securities on loan.
(h)	Rate shown is the 7-day yield as of December 31, 2025.
LP	Limited Partnership
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TIPS	Treasury Inflation Protected Securities
As of December 31, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	118	USD	13,268	Mar 2026	$3,251
U.S. 2 Year Treasury Note Futures	1,430	USD	298,568	Mar 2026	(15,644)
U.S. 5 Year Treasury Note Futures	512	USD	55,964	Mar 2026	(86,363)
U.S. Long Bond Futures	10	USD	1,156	Mar 2026	(3,438)
Short
U.S. 10 Year Treasury Ultra Futures	339	USD	38,990	Mar 2026	266,700
U.S. Ultra Bond Futures	111	USD	13,098	Mar 2026	185,256
				Net Appreciation	$349,762
As of December 31, 2025, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
1-day SOFR	Annually	3.17%	Annually	USD	84,800	08/31/2027	$(3,700)	$37,445	$(41,145)
1-day SOFR	Annually	3.06%	Annually	USD	111,920	08/31/2027	115,263	145,523	(30,260)
1-day SOFR	Annually	3.14%	Annually	USD	130,450	12/15/2027	225,410	(243,678)	469,088
3.20%	Annually	1-day SOFR	Annually	USD	73,440	06/23/2028	(39,264)	(21,114)	(18,150)
3.37%	Annually	1-day SOFR	Annually	USD	292,080	06/23/2028	303,562	(113,931)	417,493
3.20%	Annually	1-day SOFR	Annually	USD	92,890	10/07/2028	(105,378)	(77,284)	(28,094)
3.50%	Annually	1-day SOFR	Annually	USD	1,450	03/18/2029	7,773	6,348	1,425
1-day SOFR	Annually	3.48%	Annually	USD	77,320	06/23/2030	89,440	19,647	69,793
1-day SOFR	Annually	3.60%	Annually	USD	307,550	06/23/2030	(275,359)	(458,347)	182,988
1-day SOFR	Annually	3.53%	Annually	USD	20,290	07/15/2030	(37,562)	(43,388)	5,826
3.26%	Annually	1-day SOFR	Annually	USD	24,470	01/30/2031	(203,328)	(40,162)	(163,166)
3.38%	Annually	1-day SOFR	Annually	USD	157,810	08/31/2031	(730,271)	(350,619)	(379,652)
3.47%	Annually	1-day SOFR	Annually	USD	121,400	08/31/2031	(73,618)	(89,450)	15,832
3.85%	Annually	1-day SOFR	Annually	USD	25,140	05/21/2032	268,282	329,897	(61,615)
3.59%	Annually	1-day SOFR	Annually	USD	11,440	05/21/2032	(6,620)	(3,598)	(3,022)
1-day SOFR	Annually	3.58%	Annually	USD	63,850	10/10/2032	412,607	88,816	323,791
1-day SOFR	Annually	3.75%	Annually	USD	3,080	03/18/2033	(29,175)	(26,716)	(2,459)
4.10%	Annually	1-day SOFR	Annually	USD	74,440	06/24/2035	(21,509)	379,476	(400,985)
4.08%	Annually	1-day SOFR	Annually	USD	18,790	06/24/2035	(21,703)	(4,742)	(16,961)
1-day SOFR	Annually	3.83%	Annually	USD	67,120	08/31/2036	53,985	17,062	36,923
1-day SOFR	Annually	3.81%	Annually	USD	87,110	08/31/2036	235,054	(466,188)	701,242
4.57%	Annually	1-day SOFR	Annually	USD	112,180	07/16/2040	(454,434)	367,193	(821,627)
4.44%	Annually	1-day SOFR	Annually	USD	42,890	10/09/2040	(369,708)	(43,081)	(326,627)
1-day SOFR	Annually	4.48%	Annually	USD	7,650	05/21/2055	21,221	(853)	22,074
1-day SOFR	Annually	4.21%	Annually	USD	16,910	05/21/2055	464,841	97,781	367,060
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of December 31, 2025
As of December 31, 2025, the Fund held the following centrally cleared interest rate swaps: — (continued)
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
1-day SOFR	Annually	3.85%	Annually	USD	90,820	07/17/2055	$1,085,063	$77,401	$1,007,662
1-day SOFR	Annually	3.83%	Annually	USD	6,770	01/30/2056	375,592	149,780	225,812
							$1,286,464	$(266,782)	$1,553,246
As of December 31, 2025, the Fund held the following centrally cleared inflation swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
CPI-U	At Maturity	3.39%	At Maturity	USD	42,100	06/23/2026	$(70,992)	$(31,708)	$(39,284)
CPI-U	At Maturity	2.45%	At Maturity	USD	81,413	07/19/2028	745,765	480,680	265,085
CPI-U	At Maturity	2.59%	At Maturity	USD	24,560	12/12/2029	88,868	209,616	(120,748)
CPI-U	At Maturity	2.65%	At Maturity	USD	36,530	09/23/2030	(390,260)	(126,080)	(264,180)
CPI-U	At Maturity	2.57%	At Maturity	USD	15,720	11/28/2032	20,035	164,083	(144,048)
							$393,416	$696,591	$(303,175)
Abbreviations
CPI-U	United States of America Consumer Price Index
SOFR	Secured Overnight Financing Rate
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 12.51%
1,062,130	AASET Trust(b) Series 2024-2A Class A 5.93%, 09/16/2049	$ 1,077,008
1,045,835	ACM Auto Trust(b) Series 2025-3A Class A 5.01%, 01/22/2030	1,044,040
	Affirm Asset Securitization Trust(b)
	Series 2024-A Class 1D
100,000	6.89%, 02/15/2029	100,212
	Series 2024-A Class B
330,000	5.93%, 02/15/2029	330,520
	Series 2024-X2 Class A
11,527	5.22%, 12/17/2029	11,531
	Series 2024-X2 Class D
140,000	6.08%, 12/17/2029	141,199
1,640,000	Affirm Master Trust Series(b) Series 2025-3A Class A 4.45%, 10/16/2034	1,645,359
562,682	ALTDE Trust(b) Series 2025-1A Class A 5.90%, 08/15/2050	575,065
	American Credit Acceptance Receivables Trust(b)
	Series 2023-4 Class D
500,000	7.65%, 09/12/2030	515,951
	Series 2024-4 Class D
200,000	5.34%, 08/12/2031	202,149
	Series 2025-1 Class C
1,650,000	5.09%, 08/12/2031	1,664,248
	Series 2025-1 Class D
300,000	5.54%, 08/12/2031	304,676
	Series 2025-4 Class C
575,000	4.83%, 01/13/2031	576,183
	AMSR Trust(b)
	Series 2021-SFR2 Class C
1,992,879	1.88%, 08/17/2038	1,954,606
	Series 2021-SFR3 Class D
520,000	2.18%, 10/17/2038	508,988
	Applebee's Funding LLC / IHOP Funding LLC(b)
	Series 2023-1A Class A2
1,854,000	7.82%, 03/05/2053	1,881,474
	Series 2025-1A Class A2
1,965,000	6.72%, 06/07/2055	1,979,302
	Aqua Finance Trust(b)
	Series 2019-A Class A
84,454	3.14%, 07/16/2040	82,570
	Series 2019-A Class C
461,709	4.01%, 07/16/2040	453,460
	Arivo Acceptance Auto Loan Receivables Trust(b)
	Series 2022-1A Class B
878,294	4.77%, 06/15/2028	878,712
	Series 2025-1A Class A2
1,370,000	4.92%, 05/15/2029	1,369,193
Principal Amount(a)		Fair Value
Non-Agency — (continued)
168,189	Ascent Education Funding Trust(b) Series 2024-A Class A 6.14%, 10/25/2050	$ 172,818
1,282,000	Auxilior Term Funding LLC(b) Series 2024-1A Class B 5.69%, 07/15/2031	1,313,924
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2020-2A Class A
165,000	2.02%, 02/20/2027	164,665
	Series 2020-2A Class C
48,333	4.25%, 02/20/2027	48,321
	Series 2021-2A Class C
160,000	2.35%, 02/20/2028	156,579
	Series 2023-2A Class D
255,000	7.26%, 10/20/2027	257,097
	Series 2023-3A Class A
385,000	5.44%, 02/22/2028	389,610
	Series 2023-3A Class D
255,000	7.32%, 02/20/2028	258,447
	Series 2023-5A Class D
250,000	7.35%, 04/20/2028	254,200
	Series 2023-8A Class C
110,000	7.34%, 02/20/2030	116,487
	Series 2024-1A Class C
100,000	6.48%, 06/20/2030	104,075
	Series 2024-2A Class D
1,444,000	7.43%, 10/20/2028	1,476,098
1,080,000	Benefit Street Partners XXVIII Ltd(b)(c) Series 2022-28A Class BR 5.58%, 10/20/2037 3-mo. SOFR + 1.70%	1,081,781
470,000	Benefit Street Partners XXXVII Ltd(b)(c) Series 2024-37A Class B 5.51%, 01/25/2038 3-mo. SOFR + 1.65%	471,695
	BHG Securitization Trust(b)
	Series 2022-A Class B
186,250	2.70%, 02/20/2035	185,461
	Series 2023-B Class B
289,209	7.45%, 12/17/2036	303,248
	Series 2024-1CON Class B
130,805	6.49%, 04/17/2035	134,579
	Series 2024-1CON Class C
100,000	6.86%, 04/17/2035	102,082
	Series 2025-1CON Class B
148,180	5.26%, 04/17/2036	149,650
455,000	Birch Grove Ltd(b)(c) Series 2024-9A Class A1 5.26%, 10/22/2037 3-mo. SOFR + 1.40%	455,808
1,326,675	Bojangles Issuer LLC(b) Series 2024-1A Class A2 6.58%, 11/20/2054	1,341,572

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Bridgecrest Lending Auto Securitization Trust
	Series 2023-1 Class D
910,000	7.84%, 08/15/2029	$ 951,928
	Series 2024-2 Class D
730,000	6.30%, 02/15/2030	749,900
354,387	BXG Receivables Note Trust(b) Series 2023-A Class A 5.77%, 11/15/2038	361,445
253,287	CAL Funding IV Ltd(b) Series 2020-1A Class A 2.22%, 09/25/2045	243,044
	CarMax Auto Owner Trust
	Series 2022-1 Class D
100,000	2.47%, 07/17/2028	99,538
	Series 2023-4 Class D
100,000	7.16%, 04/15/2030	104,103
	Series 2024-1 Class D
100,000	6.00%, 07/15/2030	102,026
1,000,000	CarMax Select Receivables Trust Series 2025-B Class D 5.33%, 07/15/2031	1,010,495
	Carvana Auto Receivables Trust
	Series 2021-P4 Class C
135,000	2.33%, 02/10/2028	131,482
	Series 2023-N1 Class D
920,000	6.69%, 07/10/2029(b)	941,283
	Series 2023-N4 Class D
100,000	7.22%, 02/11/2030(b)	104,028
	Series 2024-N1 Class D
100,000	6.30%, 05/10/2030(b)	101,996
	Series 2024-N3 Class D
300,000	5.38%, 12/10/2030(b)	299,061
	Castlelake Aircraft Securitization Trust(b)
	Series 2018-1 Class B
176,351	5.30%, 06/15/2043	161,571
	Series 2019-1A Class A
144,923	3.97%, 04/15/2039	142,025
	Series 2025-1A Class A
1,144,933	5.78%, 02/15/2050	1,163,373
195,207	CLI Funding VI LLC(b) Series 2020-3A Class A 2.07%, 10/18/2045	184,537
535,190	CLI Funding VIII LLC(b) Series 2025-R Class A 6.61%, 06/21/2050	532,239
1,445,000	CLIF Holdings LLC(b) Series 2025-1H Class A 6.72%, 12/20/2050	1,445,000
	College Ave Student Loans LLC(b)
	Series 2021-A Class C
48,313	2.92%, 07/25/2051	45,907
	Series 2021-C Class D
67,995	4.11%, 07/26/2055	64,422
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-B Class A1A
997,778	5.69%, 08/25/2054	$ 1,026,012
	Series 2024-B Class B
100,000	6.08%, 08/25/2054	102,783
1,384,937	Commercial Equipment Finance LLC(b) Series 2025-1A Class A 4.83%, 05/15/2031	1,390,621
68,381	Commonbond Student Loan Trust(b) Series 2020-1 Class A 1.69%, 10/25/2051	62,964
545,000	Compass Datacenters Issuer II LLC(b) Series 2025-1A Class A1 5.32%, 05/25/2050	549,902
	Compass Datacenters Issuer III LLC(b)
	Series 2025-1A Class A2
530,000	5.66%, 02/25/2050	536,111
	Series 2025-1A Class A3
95,000	5.85%, 02/25/2050	95,959
	COOPR Residential Mortgage Trust(b)(d)
	Series 2025-CES2 Class A1A
730,842	5.50%, 06/25/2060	737,141
	Series 2025-CES3 Class A1A
1,864,982	4.84%, 09/25/2060	1,859,900
	CoreVest American Finance Trust(b)
	Series 2019-3 Class A
23,278	2.71%, 10/15/2052	23,232
	Series 2019-3 Class B
145,000	3.16%, 10/15/2052	139,364
	Series 2019-3 Class C
235,000	3.27%, 10/15/2052	222,414
	Series 2020-2 Class C
100,000	4.55%, 05/15/2052(e)	99,443
	Series 2021-1 Class C
105,000	2.80%, 04/15/2053	94,721
	Series 2021-3 Class D
105,000	3.47%, 10/15/2054	96,070
1,050,000	CPS Auto Receivables Trust(b) Series 2023-D Class C 7.17%, 01/15/2030	1,060,859
	Credit Acceptance Auto Loan Trust(b)
	Series 2024-1A Class C
170,000	6.71%, 07/17/2034	174,040
	Series 2024-2A Class C
235,000	6.70%, 10/16/2034	243,278
	Series 2024-3A Class C
215,000	5.39%, 01/16/2035	217,299
	Series 2025-2A Class C
300,000	5.38%, 03/17/2036	304,777

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Non-Agency — (continued)
280,000	CyrusOne Data Centers Issuer I LLC(b) Series 2024-3A Class A2 4.65%, 05/20/2049	$ 268,677
1,060,000	DataBank Issuer II LLC(b) Series 2025-1A Class A2 5.18%, 09/27/2055	1,044,141
1,400,000	DB Master Finance LLC(b) Series 2025-1A Class A2I 4.89%, 08/20/2055	1,403,435
	DT Auto Owner Trust(b)
	Series 2023-1A Class D
1,091,000	6.44%, 11/15/2028	1,105,918
	Series 2023-3A Class C
570,000	6.40%, 05/15/2029	574,782
	Series 2023-3A Class D
825,000	7.12%, 05/15/2029	849,918
71,914	Education Funding Trust(b) Series 2020-A Class A 2.79%, 07/25/2041	69,218
23,680	Elara HGV Timeshare Issuer LLC(b) Series 2021-A Class C 2.09%, 08/27/2035	22,675
	ELFI Graduate Loan Program LLC(b)
	Series 2019-A Class A
84,805	2.54%, 03/25/2044	80,209
	Series 2021-A Class B
50,821	2.09%, 12/26/2046(e)	42,245
2,035,729	Ellington Financial Mortgage Trust(b)(d) Series 2025-CES4 Class A1 5.43%, 06/25/2060	2,052,575
278,288	EverBright Solar Trust(b) Series 2024-A Class A 6.43%, 06/22/2054	265,716
130,275	EWC Master Issuer LLC(b) Series 2022-1A Class A2 5.50%, 03/15/2052	128,763
	Exeter Automobile Receivables Trust
	Series 2023-2A Class D
205,000	6.32%, 08/15/2029	209,101
	Series 2023-3A Class D
1,180,000	6.68%, 04/16/2029	1,207,733
	Series 2023-5A Class D
655,000	7.13%, 02/15/2030	676,414
	Series 2024-5A Class D
300,000	5.06%, 02/18/2031	301,349
	Series 2025-1A Class D
575,000	5.49%, 05/15/2031	583,544
787,200	FAT Brands Royalty LLC(b) Series 2021-1A Class A2 5.75%, 04/25/2051	474,878
	First Help Financial LLC(b)
	Series 2024-3A Class C
1,230,000	5.43%, 03/17/2031	1,161,034
	Series 2025-1A Class A2
732,307	4.92%, 02/15/2031	730,321
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2025-2A Class A2
1,175,000	5.75%, 05/15/2030	$ 1,176,331
	First Investors Auto Owner Trust(b)
	Series 2022-1A Class D
200,000	3.79%, 06/15/2028	198,624
	Series 2022-2A Class D
145,000	8.71%, 10/16/2028	149,047
	Series 2025-1A Class D
400,000	5.22%, 12/15/2033	401,131
	FirstKey Homes Trust(b)
	Series 2021-SFR1 Class D
505,000	2.19%, 08/17/2038	496,325
	Series 2021-SFR1 Class E1
335,000	2.39%, 08/17/2038	329,306
	Series 2021-SFR2 Class E1
180,000	2.26%, 09/17/2038	176,347
	Series 2021-SFR2 Class E2
140,000	2.36%, 09/17/2038	137,164
1,633,500	Five Guys Holdings Inc(b) Series 2023-1A Class A2 7.55%, 01/26/2054	1,680,023
	Flagship Credit Auto Trust(b)
	Series 2020-4 Class D
29,052	2.18%, 02/16/2027	29,004
	Series 2021-2 Class D
162,261	1.59%, 06/15/2027	160,014
	Series 2023-3 Class C
20,000	6.01%, 07/16/2029	20,011
	Series 2024-3 Class B
941,000	5.35%, 07/16/2029	940,073
245,000	FOCUS Brands Funding(b) Series 2023-2 Class A2 8.24%, 10/30/2053	259,782
175,000	Ford Credit Auto Lease Trust Series 2023-B Class D 6.97%, 06/15/2028	176,356
	Foundation Finance Trust(b)
	Series 2023-2A Class A
504,012	6.53%, 06/15/2049	525,959
	Series 2023-2A Class B
85,339	6.97%, 06/15/2049	89,083
	Series 2024-2A Class D
84,702	6.59%, 03/15/2050	85,857
	Series 2025-1A Class B
550,771	5.26%, 04/15/2050	556,508
	Series 2025-1A Class D
389,927	6.09%, 04/15/2050	390,199
	Series 2025-2A Class D
405,000	5.68%, 04/15/2052	404,790
13,622	Freedom Financial Trust(b) Series 2022-1FP Class D 3.35%, 03/19/2029	13,610
	Frontier Issuer LLC(b)
	Series 2023-1 Class A2
1,275,000	6.60%, 08/20/2053	1,286,681

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2023-1 Class C
480,000	11.50%, 08/20/2053	$ 494,165
	Series 2024-1 Class C
730,000	11.16%, 06/20/2054	813,679
1,065,000	GGAM Master Trust International Ltd(b) Series 2025-1A Class A 5.92%, 09/30/2060	1,070,712
769,130	GITSIT Mortgage Loan Trust(b)(d) Series 2025-NPL1 Class A1 6.28%, 02/25/2055	770,464
1,018,315	Global SC Finance X Ltd(b) Series 2025-1H Class A 6.17%, 09/20/2045	1,018,476
	GLS Auto Receivables Issuer Trust(b)
	Series 2021-3A Class E
1,445,000	3.20%, 10/16/2028	1,437,435
	Series 2022-2A Class D
576,240	6.15%, 04/17/2028	580,881
	Series 2023-2A Class D
155,000	6.31%, 03/15/2029	158,555
	Series 2023-4A Class D
300,000	7.18%, 08/15/2029	310,326
	Series 2024-1A Class D
200,000	5.95%, 12/17/2029	203,514
	Series 2024-2A Class D
230,000	6.19%, 02/15/2030	235,774
	Series 2024-3A Class C
1,300,000	5.21%, 02/18/2031	1,315,586
	Series 2025-2A Class D
130,000	5.59%, 01/15/2031	131,618
630,000	GLS Auto Receivables Issuer Trust (b) Series 2025-4A Class D 5.13%, 08/15/2031	634,405
	GLS Auto Select Receivables Trust(b)
	Series 2023-1A Class B
900,000	6.09%, 03/15/2029	918,196
	Series 2023-2A Class A3
842,000	6.38%, 02/15/2029	855,544
	Series 2024-2A Class C
80,000	5.93%, 06/17/2030	82,295
	Series 2024-4A Class D
100,000	5.28%, 10/15/2031	101,042
	Series 2025-1A Class C
50,000	5.26%, 03/15/2031	51,030
	Series 2025-1A Class D
50,000	5.74%, 04/15/2032	51,061
	Series 2025-3A Class C
170,000	4.94%, 09/15/2031	171,026
1,515,000	GoldenTree Loan Management US Ltd(b)(c) Series 2021-9A Class AR 5.38%, 04/20/2037 3-mo. SOFR + 1.50%	1,518,554
Principal Amount(a)		Fair Value
Non-Agency — (continued)
149,622	GoodLeap Home Improvement Solutions Trust(b) Series 2024-1A Class A 5.35%, 10/20/2046	$ 151,547
1,725,000	GreenSky Home Improvement Issuer Trust(b) Series 2025-3A Class B 4.66%, 12/27/2060	1,728,455
1,852,012	Hardee's Funding LLC(b) Series 2024-1A Class A2 7.25%, 03/20/2054	1,914,295
	Hertz Vehicle Financing III LLC(b)
	Series 2023-1A Class D2
255,000	9.13%, 06/25/2027	256,916
	Series 2025-3A Class C
630,000	6.13%, 12/26/2029	636,214
	Hilton Grand Vacations Trust(b)
	Series 2022-2A Class C
346,864	5.57%, 01/25/2037	350,257
	Series 2024-1B Class C
21,787	6.62%, 09/15/2039	22,385
	Series 2024-1B Class D
513,798	8.85%, 09/15/2039	530,405
	Series 2025-1A Class C
87,827	5.52%, 05/27/2042	89,161
43,006	HIN Timeshare Trust(b) Series 2024-A Class A 5.49%, 03/15/2043	43,830
	Home Partners of America Trust(b)
	Series 2019-1 Class D
152,436	3.41%, 09/17/2039	149,555
	Series 2019-2 Class D
123,640	3.12%, 10/19/2039	120,043
	Series 2021-1 Class E
81,600	2.58%, 09/17/2041	73,935
144,547	Horizon Aircraft Finance III Ltd(b) Series 2019-2 Class A 3.43%, 11/15/2039	141,272
100,000	HPEFS Equipment Trust(b) Series 2023-2A Class D 6.97%, 07/21/2031	101,038
100,000	Island Finance Trust(b) Series 2025-1A Class A 6.54%, 03/19/2035	101,201
285,750	Jack in the Box Funding LLC(b) Series 2019-1A Class A2II 4.48%, 08/25/2049	283,540
	Jersey Mike's Funding LLC(b)
	Series 2019-1A Class A2
629,782	4.43%, 02/15/2050	629,784
	Series 2024-1A Class A2
1,086,787	5.64%, 02/15/2055	1,108,631

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Non-Agency — (continued)
417,941	JOL Air Ltd(b) Series 2019-1 Class A 3.97%, 04/15/2044	$ 415,940
	JPMorgan Mortgage Trust(b)(e)
	Series 2025-CES1 Class A1
812,392	5.67%, 05/25/2055	819,434
	Series 2025-CES2 Class A1
1,322,187	5.59%, 06/25/2055	1,332,513
	Kapitus Asset Securitization IV LLC(b)
	Series 2024-1A Class 1A
150,000	5.49%, 09/10/2031	150,787
	Series 2024-1A Class A
395,000	5.49%, 09/10/2031	397,072
56,194	KDAC Aviation Finance Ltd(b) Series 2017-1A Class A 4.21%, 12/15/2042	56,110
163,257	Labrador Aviation Finance Ltd(b) Series 2016-1A Class A1 4.30%, 01/15/2042	163,473
	LAD Auto Receivables Trust(b)
	Series 2023-1A Class D
1,100,000	7.30%, 06/17/2030	1,114,481
	Series 2023-2A Class D
710,000	6.30%, 02/15/2031	722,858
	Series 2023-4A Class C
1,244,000	6.76%, 03/15/2029	1,279,584
	Series 2023-4A Class D
75,000	7.37%, 04/15/2031	78,166
	Series 2024-1A Class C
100,000	5.64%, 06/15/2029	102,090
	Series 2024-3A Class C
100,000	4.93%, 03/15/2030	101,273
	Series 2024-3A Class D
100,000	5.18%, 02/17/2032	101,016
	Series 2025-1A Class D
1,255,000	5.52%, 05/17/2032	1,279,420
109,993	Laurel Road Prime Student Loan Trust(b) Series 2020-A Class A2FX 1.40%, 11/25/2050	103,079
1,000,000	Lendmark Funding Trust (b) Series 2025-3A Class A 4.51%, 05/21/2035	999,389
1,270,000	Libra Solutions LLC(b) Series 2024-1A Class A 5.88%, 09/30/2038	1,270,500
201,291	MAPS Ltd(b) Series 2021-1A Class A 2.52%, 06/15/2046	192,860
	Mariner Finance Issuance Trust(b)
	Series 2024-AA Class D
100,000	6.77%, 09/22/2036	102,441
	Series 2025-AA Class A
1,635,000	4.98%, 05/20/2038	1,655,767
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Marlette Funding Trust(b)
	Series 2023-4A Class B
450,000	8.15%, 12/15/2033	$ 464,713
	Series 2024-1A Class B
75,943	6.07%, 07/17/2034	76,353
	Series 2024-1A Class D
425,000	6.93%, 07/17/2034	436,128
	Merchants Fleet Funding LLC(b)
	Series 2023-1A Class A
582,507	7.21%, 05/20/2036	585,098
	Series 2023-1A Class D
220,000	8.20%, 05/20/2036	222,908
	Mercury Financial Credit Card Master Trust(b)
	Series 2024-2A Class A
725,000	6.56%, 07/20/2029	728,963
	Series 2025-1A Class B
385,000	6.16%, 12/22/2031	386,144
	MetroNet Infrastructure Issuer LLC(b)
	Series 2025-2A Class A2
1,700,000	5.40%, 08/20/2055	1,718,825
	Series 2025-2A Class B
730,000	5.59%, 08/20/2055	735,768
	Mission Lane Credit Card Master Trust(b)
	Series 2024-A Class B
415,000	6.59%, 08/15/2029	417,136
	Series 2024-B Class A
535,000	5.88%, 01/15/2030	538,709
	Series 2025-A Class A
485,000	5.80%, 05/15/2030	490,517
1,199,000	MMP Capital LLC(b) Series 2025-A Class B 5.72%, 12/15/2031	1,223,834
148,020	Momnt Technologies Trust(b) Series 2023-1A Class A 6.92%, 03/20/2045	148,302
77,512	Mosaic Solar Loan Trust(b) Series 2022-3A Class A 6.10%, 06/20/2053	76,222
1,034,835	MPOWER Education Trust(b) Series 2025-A Class A 6.62%, 07/21/2042	1,054,390
	MVW Owner Trust(b)
	Series 2021-2A Class C
170,210	2.23%, 05/20/2039	162,309
	Series 2024-1A Class A
754,873	5.32%, 02/20/2043	769,523
	Navient Student Loan Trust(b)
	Series 2019-GA Class B
100,000	3.08%, 10/15/2068	90,588
	Series 2020-HA Class A
17,823	1.31%, 01/15/2069	16,870
	Series 2021-A Class A
88,210	0.84%, 05/15/2069	81,047
	Series 2021-EA Class B
115,000	2.03%, 12/16/2069	83,624

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-FA Class B
265,000	2.12%, 02/18/2070	$ 192,537
	Series 2023-BA Class B
245,000	7.23%, 03/15/2072	265,111
250,000	Nelnet Student Loan Trust(b) Series 2021-BA Class B 2.68%, 04/20/2062	224,587
260,000	New Economy Assets Phase 1 Sponsor LLC(b) Series 2021-1 Class A1 1.91%, 10/20/2061	217,046
335,000	Octane Receivables Trust(b) Series 2025-1A Class D 5.40%, 12/22/2031	335,289
1,680,000	Octane Receivables Trust (b) Series 2025-1A Class A2 4.25%, 02/20/2031	1,681,630
	OneMain Financial Issuance Trust(b)
	Series 2021-1A Class D
270,000	2.47%, 06/16/2036	249,721
	Series 2022-S1 Class D
270,000	5.20%, 05/14/2035	271,375
	Series 2025-1A Class D
120,000	5.79%, 07/14/2038	121,422
1,515,000	Oportun Issuance Trust(b) Series 2024-2 Class B 5.83%, 02/09/2032	1,518,427
651,090	OWN Equipment Fund I LLC(b) Series 2024-2M Class A 5.70%, 12/20/2032	660,242
390,774	OWN Equipment Fund II LLC(b) Series 2025-1M Class A 5.48%, 09/26/2033	393,053
1,030,000	OWN Equipment Fund III LLC(b) Series 2025-2M Class A 5.42%, 03/27/2034	1,034,957
	Palmer Square BDC Ltd(b)(c)
	Series 1A Class A
920,000	5.50%, 07/15/2037 3-mo. SOFR + 1.60%	922,203
	Series 1A Class B1
650,000	6.05%, 07/15/2037 3-mo. SOFR + 2.15%	652,766
1,225,000	PEAC Solutions Receivables LLC(b) Series 2024-1A Class B 5.79%, 11/20/2030	1,258,355
177,194	PK Alift Loan Funding 3 LP(b) Series 2024-1 Class A1 5.84%, 09/15/2039	181,079
	Planet Fitness Master Issuer LLC(b)
	Series 2019-1A Class A2
507,600	3.86%, 12/05/2049	485,983
	Series 2022-1A Class A2II
96,250	4.01%, 12/05/2051	91,234
	Series 2024-1A Class A2I
1,372,625	5.77%, 06/05/2054	1,395,150
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2025-1A Class A2I
450,000	5.27%, 12/06/2055	$ 452,632
565,065	PowerPay Issuance Trust(b) Series 2024-1A Class A 6.53%, 02/18/2039	582,892
	Prestige Auto Receivables Trust(b)
	Series 2022-1A Class D
420,000	8.08%, 08/15/2028	423,803
	Series 2023-2A Class B
461,602	6.64%, 12/15/2027	461,641
	Series 2023-2A Class D
100,000	7.71%, 08/15/2029	100,378
	Progress Residential Trust(b)
	Series 2021-SFR3 Class E1
125,000	2.54%, 05/17/2026	124,155
	Series 2021-SFR3 Class E2
105,000	2.69%, 05/17/2026	104,079
	Series 2021-SFR5 Class E1
145,000	2.21%, 07/17/2038	143,184
	Series 2021-SFR5 Class E2
100,000	2.36%, 07/17/2038	98,664
	Series 2021-SFR6 Class E1
185,000	2.43%, 07/17/2038	182,705
	Series 2021-SFR6 Class E2
100,000	2.53%, 07/17/2038	98,688
	Series 2021-SFR7 Class E1
205,000	2.59%, 08/17/2040	192,574
	Series 2021-SFR7 Class E2
100,000	2.64%, 08/17/2040	93,917
	Series 2021-SFR9 Class E1
100,000	2.81%, 11/17/2040	93,799
1,430,000	Purchasing Power Funding LLC(b) Series 2024-A Class B 6.43%, 08/15/2028	1,436,182
385,000	QTS Issuer ABS II LLC(b) Series 2025-1A Class B 5.78%, 10/05/2055	381,023
534,026	RCKT Mortgage Trust(b)(e) Series 2024-CES1 Class A1A 6.03%, 02/25/2044	538,412
	Reach Financial LLC(b)
	Series 2024-1A Class B
1,323,030	6.29%, 02/18/2031	1,332,221
	Series 2024-2A Class B
975,000	5.84%, 07/15/2031	989,260
	Series 2025-1A Class C
135,000	5.99%, 08/16/2032	137,416

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2025-2A Class B
1,550,000	5.12%, 08/18/2032	$ 1,564,912
500,000	Red Oak Funding Master Trust(b)(c) Series 2025-1A Class A 5.98%, 12/20/2030 1-mo. SOFR + 2.00%	500,000
265,000	Regional Management Issuance Trust(b) Series 2025-2 Class D 6.01%, 11/16/2037	265,081
	Republic Finance Issuance Trust(b)
	Series 2024-A Class A
355,000	5.91%, 08/20/2032	358,595
	Series 2024-B Class C
375,000	6.60%, 11/20/2037	383,900
1,017,221	Rocket Mortgage Trust(b)(e) Series 2024-CES3 Class A1A 6.59%, 05/25/2044	1,032,330
111,029	Rockford Tower Ltd(b)(c) Series 2018-1A Class A 5.24%, 05/20/2031 3-mo. SOFR + 1.36%	111,027
	Santander Drive Auto Receivables Trust
	Series 2024-3 Class D
795,000	5.97%, 10/15/2031	818,545
	Series 2025-4 Class D
100,000	4.95%, 01/15/2032	100,521
100,000	SBNA Auto Receivables Trust(b) Series 2024-A Class C 5.59%, 01/15/2030	101,841
1,580,000	Scalelogix ABS US Issuer LLC(b) Series 2025-1A Class A2 5.67%, 07/25/2055	1,584,504
	SCF Equipment Leasing LLC(b)
	Series 2024-1A Class C
100,000	5.82%, 09/20/2032	103,261
	Series 2024-1A Class D
100,000	6.58%, 06/21/2033	104,858
	SEB Funding LLC(b)
	Series 2021-1A Class A2
199,500	4.97%, 01/30/2052	199,245
	Series 2024-1A Class A2
440,000	7.39%, 04/30/2054	450,070
1,600,000	SF ABS Issuer LLC(b) Series 2025-1A Class A2 5.38%, 11/25/2055	1,565,174
840,000	Shentel Issuer LLC(b) Series 2025-1A Class A2 5.64%, 12/20/2055	847,737
115,536	Shenton Aircraft Investment I Ltd(b) Series 2015-1A Class A 4.75%, 10/15/2042	112,475
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Sierra Timeshare Receivables Funding LLC(b)
	Series 2021-1A Class C
9,757	1.79%, 11/20/2037	$ 9,739
	Series 2023-2A Class B
337,724	6.28%, 04/20/2040	347,739
	Series 2023-2A Class C
29,625	7.30%, 04/20/2040	30,729
	Series 2023-3A Class C
87,617	7.12%, 09/20/2040	90,677
	Series 2025-3A Class C
116,333	4.98%, 08/22/2044	116,929
	SLAM LLC(b)
	Series 2021-1A Class A
483,772	2.43%, 06/15/2046	461,753
	Series 2024-1A Class A
588,618	5.34%, 09/15/2049	596,114
	Series 2025-1A Class A
255,729	5.81%, 05/15/2050	262,080
	SMB Private Education Loan Trust(b)
	Series 2015-C Class B
6,000	3.50%, 09/15/2043	5,994
	Series 2018-C Class B
100,000	4.00%, 11/17/2042	98,382
	Series 2019-B Class A2A
187,828	2.84%, 06/15/2037	184,591
	Series 2020-A Class A2A
27,108	2.23%, 09/15/2037	26,341
	Series 2021-A Class A2A2
85,616	4.59%, 01/15/2053(c) 1-mo. SOFR + 0.84%	84,784
	Series 2021-D Class B
200,000	2.31%, 03/17/2053	174,317
	Stream Innovations Issuer Trust(b)
	Series 2024-1A Class A
63,832	6.27%, 07/15/2044	66,351
	Series 2024-2A Class A
246,963	5.21%, 02/15/2045	249,767
	Subway Funding LLC(b)
	Series 2024-1A Class A2I
1,291,950	6.03%, 07/30/2054	1,309,706
	Series 2024-1A Class A2II
1,301,850	6.27%, 07/30/2054	1,329,231
88,850	Sunnova Helios II Issuer LLC(b) Series 2019-AA Class A 3.75%, 06/20/2046	83,016
304,400	Sunnova Helios V Issuer LLC(b) Series 2021-A Class B 3.15%, 02/20/2048	135,447
349,809	Sunnova Helios X Issuer LLC(b) Series 2022-C Class C 6.00%, 11/22/2049	129,151

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Non-Agency — (continued)
551,814	Sunnova Helios XIII Issuer LLC(b) Series 2024-A Class A 5.30%, 02/20/2051	$ 484,951
302,607	Sunrun Atlas Issuer LLC(b) Series 2019-2 Class A 3.61%, 02/01/2055	291,727
79,082	Sunrun Demeter Issuer LLC(b) Series 2021-2A Class A 2.27%, 01/30/2057	72,098
1,790,000	Switch ABS Issuer LLC(b) Series 2025-1A Class A2 5.04%, 03/25/2055	1,759,428
1,615,000	Taco Bell Funding LLC(b) Series 2025-1A Class A2I 4.82%, 08/25/2055	1,605,224
416,849	Thrust Engine Leasing Designated Activity Co(b) Series 2021-1A Class A 4.16%, 07/15/2040	411,374
222,771	TIF Funding II LLC(b) Series 2021-1A Class A 1.65%, 02/20/2046	204,170
86,875	TIF Funding III LLC(b) Series 2024-1A Class A 5.48%, 04/20/2049	87,202
910,456	TMCL VII Holdings Ltd(b) Series 2025-1H Class A 6.43%, 07/23/2050	914,372
	Towd Point Mortgage Trust(b)
	Series 2024-CES1 Class A1A
888,128	5.85%, 01/25/2064(e)	892,948
	Series 2025-CES4 Class A1A
963,214	5.09%, 10/25/2065(d)	966,692
	Trafigura Securitisation Finance PLC(b)
	Series 2024-1A Class A1
1,055,000	5.17%, 11/15/2027(c) 1-day SOFR + 1.40%	1,052,205
	Series 2024-1A Class B
200,000	7.29%, 11/15/2027	202,774
	Tricon American Homes Trust(b)
	Series 2019-SFR1 Class C
1,740,000	3.15%, 03/17/2038	1,731,213
	Series 2019-SFR1 Class D
115,000	3.20%, 03/17/2038	114,393
	Series 2020-SFR1 Class D
230,000	2.55%, 07/17/2038	226,803
	Series 2020-SFR2 Class D
895,000	2.28%, 11/17/2039	850,828
	Series 2020-SFR2 Class E1
225,000	2.73%, 11/17/2039	213,928
490,000	Tricon Residential Trust(b) Series 2021-SFR1 Class B 2.24%, 07/17/2038	483,969
Principal Amount(a)		Fair Value
Non-Agency — (continued)
1,287,000	TSC SPV Funding LLC(b) Series 2024-1A Class A2 6.29%, 08/20/2054	$ 1,307,047
649,425	United Auto Credit Securitization Trust(b) Series 2023-1 Class D 8.00%, 07/10/2028	654,375
100,000	Uniti Fiber ABS Issuer LLC(b) Series 2025-1A Class A2 5.88%, 04/20/2055	102,403
	Upgrade Master Pass Through Trust(b)
	Series 2025-ST3 Class A
914,341	5.98%, 06/15/2032	925,114
	Series 2025-ST4 Class A
1,245,949	5.50%, 08/16/2032	1,252,529
824,654	UPX HIL Issuer Trust(b) Series 2025-1 Class A 5.16%, 01/25/2047	831,860
256,769	US Bank NA(b) Series 2023-1 Class B 6.79%, 08/25/2032	259,397
1,255,867	USQ Rail III LLC(b) Series 2024-1A Class A 4.99%, 09/28/2054	1,255,784
1,220,000	Veros Auto Receivables Trust(b) Series 2024-1 Class C 7.57%, 12/15/2028	1,252,071
29,417	VFI ABS LLC(b) Series 2023-1A Class A 7.27%, 03/26/2029	29,487
320,738	Vivint Solar Financing V LLC(b) Series 2018-1A Class A 4.73%, 04/30/2048	308,987
378,411	Volofin Finance Designated Activity Co(b) Series 2024-1A Class A 5.94%, 06/15/2037	385,610
59,782	Wendy's Funding LLC(b) Series 2018-1A Class A2II 3.88%, 03/15/2048	58,760
609,090	Westgate Resorts LLC(b) Series 2024-1A Class A 6.06%, 01/20/2038	619,050
	Westlake Automobile Receivables Trust(b)
	Series 2023-1A Class D
155,000	6.79%, 11/15/2028	158,534
	Series 2023-4A Class D
640,000	7.19%, 07/16/2029	661,676
	Series 2024-2A Class B
1,325,000	5.62%, 03/15/2030	1,337,291
	Series 2024-2A Class D
200,000	5.91%, 04/15/2030	204,219
	Series 2025-1A Class D
200,000	5.54%, 11/15/2030	202,966
402,029	Willis Engine Structured Trust VII(b) Series 2023-A Class A 8.00%, 10/15/2048	413,298

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Non-Agency — (continued)
345,000	Wingstop Funding LLC(b) Series 2024-1A Class A2 5.86%, 12/05/2054	$ 354,484
1,150,000	Zayo Issuer LLC(b) Series 2025-3A Class A2 5.57%, 10/20/2055	1,151,721
TOTAL ASSET-BACKED SECURITIES — 12.51% (Cost $173,206,626)		$173,858,501
BANK LOANS
295,517	Acrisure LLC(c) 6.72%, 11/06/2030 1-mo. SOFR + 3.03%	295,024
329,984	Agiliti Health Inc(c)(f) 6.86%, 05/01/2030 3-mo. SOFR + 3.21%	322,560
499,188	AI Aqua Merger Sub Inc(c) 6.87%, 07/31/2028 1-mo. SOFR + 3.19%	500,158
370,000	AL GCX Holdings LLC(c) 5.81%, 01/30/2032 1-mo. SOFR + 2.13%	369,306
787,251	Albion Financing 3 SARL(c) 6.87%, 05/21/2031 3-mo. SOFR + 3.22%	791,188
583,009	AlixPartners LLP(c) 5.72%, 08/12/2032 1-mo. SOFR + 2.03%	583,616
600,000	Allied Universal Holdco LLC(c) 6.97%, 08/20/2032 1-mo. SOFR + 3.28%	602,625
935,000	Allison Transmission Inc(c) 5.53%, 11/06/2032 1-mo. SOFR + 1.85%	938,701
	Altice France SA(c)
480,413	8.11%,05/01/2028 3-mo. SOFR + 4.46%	473,807
114,056	9.05%,10/30/2028 3-mo. SOFR + 5.40%	112,631
667,906	Amentum Holdings LLC(c) 5.72%, 09/29/2031 1-mo. SOFR + 2.03%	669,020
224,438	Amneal Pharmaceuticals LLC(c) 7.22%, 08/02/2032 1-mo. SOFR + 3.53%	226,121
	Applied Systems Inc(c)
827,925	6.17%,02/24/2031 3-mo. SOFR + 2.52%	832,295
75,000	8.17%,02/23/2032 3-mo. SOFR + 4.52%	76,125
	Aramark Services Inc(c)
130,000	5.53%,04/06/2028 1-mo. SOFR + 1.85%	130,406
1,143,439	5.47%,06/22/2030 1-mo. SOFR + 1.78%	1,147,727
Principal Amount(a)		Fair Value
Bank Loans — (continued)
625,690	Arcline FM Holdings LLC(c) 6.42%, 06/24/2030 3-mo. SOFR + 2.77%	$ 628,036
2,314,414	Ardonagh FinCo Ltd(c) 6.42%, 02/15/2031 3-mo. SOFR + 2.77%	2,307,663
554,295	Ascend Learning LLC(c) 6.72%, 12/11/2028 1-mo. SOFR + 3.03%	555,681
550,831	Aspire Bakeries Holdings LLC(c) 7.22%, 12/23/2030 1-mo. SOFR + 3.53%	552,208
1,459,104	Asplundh Tree Expert LLC(c) 5.47%, 05/23/2031 1-mo. SOFR + 1.78%	1,464,120
345,000	Asurion LLC(c) 9.08%, 01/31/2028 1-mo. SOFR + 5.39%	343,361
	Bausch + Lomb Corp(c)
277,875	7.72%,09/29/2028 1-mo. SOFR + 4.03%	277,875
90,000	7.50%,01/15/2031 1-mo. SOFR + 3.81%	91,013
480,782	BIFM US Finance LLC(c) 6.97%, 05/31/2028 1-mo. SOFR + 3.28%	483,487
615,000	Blackfin Pipeline LLC(c) 6.75%, 09/29/2032 1-mo. SOFR + 3.06%	616,025
317,521	Broadstreet Partners Inc(c) 6.47%, 06/13/2031 1-mo. SOFR + 2.78%	318,359
155,000	Brown Group Holding LLC(c) 6.62%, 07/01/2031 1-mo. SOFR + 2.94%	155,659
410,000	Catawba Nation Gaming Authority(c) 8.47%, 03/29/2032 1-mo. SOFR + 4.78%	406,925
648,053	Central Parent LLC(c) 6.92%, 07/06/2029 3-mo. SOFR + 3.27%	547,706
528,339	Century DE Buyer LLC(c) 6.84%, 10/30/2030 3-mo. SOFR + 3.19%	525,830
477,972	Chariot Buyer LLC(c) 6.47%, 09/08/2032 1-mo. SOFR + 2.78%	478,793
238,141	Ciena Corp(c) 5.48%, 10/24/2030 1-mo. SOFR + 1.79%	238,608
283,571	Citadel Securities LP(c) 5.67%, 10/31/2031 3-mo. SOFR + 2.02%	284,837
965,000	Clean Harbors Inc(c) 5.22%, 09/24/2032 1-mo. SOFR + 1.53%	971,755
535,957	Cloud Software Group Inc(c) 6.92%, 03/21/2031 1-mo. SOFR + 3.23%	536,435

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Bank Loans — (continued)
395,000	Clydesdale Acquisition Holdings Inc(c) 6.89%, 04/13/2029 1-mo. SOFR + 3.20%	$ 395,269
592,100	CMG Media Corp(c) 7.27%, 06/18/2029 3-mo. SOFR + 3.62%	551,023
653,587	CNT Holdings I Corp(c) 6.09%, 11/08/2032 3-mo. SOFR + 2.44%	654,768
439,305	Cogeco Communications Finance US LP(c) 6.97%, 09/18/2030 1-mo. SOFR + 3.28%	422,556
500,385	ConnectWise LLC(c) 7.43%, 09/29/2028 3-mo. SOFR + 3.78%	490,377
499,485	Cornerstone Building Brands Inc(c) 7.10%, 04/12/2028 1-mo. SOFR + 3.41%	392,511
451,979	Cotiviti Inc(c) 6.62%, 05/01/2031 1-mo. SOFR + 2.94%	433,900
539,186	CPM Holdings Inc(c) 8.34%, 09/28/2028 1-mo. SOFR + 4.66%	536,153
173,631	CVR CHC LP(c) 7.67%, 12/30/2027 3-mo. SOFR + 4.02%	173,848
1,440,989	DaVita Inc(c) 5.53%, 05/09/2031 1-mo. SOFR + 1.84%	1,445,621
2,360,782	Dayforce Inc(c) 6.78%, 10/07/2032 1-mo. SOFR + 3.10%	2,351,634
572,125	Dechra Pharmaceuticals Holdings Ltd(c) 7.20%, 01/27/2032 6-mo. SOFR + 3.62%	575,343
88,285	Del Monte Foods Corp II Inc(c) 13.35%, 04/02/2026 1-mo. SOFR + 9.66%	88,947
	Del Monte Foods Inc(c)
128,798	4.86%,04/02/2026 1-mo. SOFR + 1.18%	114,630
167,230	8.17%,08/02/2028 3-mo. SOFR + 4.52%	5,017
385,043	8.60%,08/02/2028 3-mo. SOFR + 4.95%	3,850
73,460	11.92%,08/02/2028 3-mo. SOFR + 8.27%	33,057
510,321	Delivery Hero SE(c) 8.84%, 12/12/2029 3-mo. SOFR + 5.19%	510,321
538,284	DG Investment Intermediate Holdings 2 Inc(c) 7.61%, 07/02/2032 1-mo. SOFR + 3.93%	538,284
552,107	DirecTV Financing LLC(c) 9.35%, 08/02/2029 3-mo. SOFR + 5.70%	553,573
Principal Amount(a)		Fair Value
Bank Loans — (continued)
699,712	DK Crown Holdings Inc(c) 5.53%, 03/04/2032 1-mo. SOFR + 1.85%	$ 699,712
139,650	DXP Enterprises Inc(c) 6.97%, 10/11/2030 1-mo. SOFR + 3.28%	140,697
118,800	Dynamo US Bidco Inc(c) 6.92%, 10/31/2031 3-mo. SOFR + 3.27%	119,617
1,054,360	Eagle Broadband Investments LLC(c) 6.93%, 11/12/2027 3-mo. SOFR + 3.28%	997,248
501,613	ECL Entertainment LLC(c) 6.72%, 08/30/2030 1-mo. SOFR + 3.03%	499,105
128,375	Endo Finance Holdings Inc(c) 7.47%, 04/23/2031 1-mo. SOFR + 3.78%	127,292
238,800	EOC Borrower LLC(c) 6.72%, 03/24/2032 1-mo. SOFR + 3.03%	239,621
133,650	Financiere Mendel(c) 6.59%, 11/08/2030 3-mo. SOFR + 2.94%	134,402
	First Brands Group LLC(c)
139,094	13.84%,06/29/2026 1-mo. SOFR + 10.16%	26,289
315,000	10.99%,03/30/2027 1-mo. SOFR + 7.30%	788
419,583	10.99%,03/31/2027 1-mo. SOFR + 7.30%	1,049
	Flutter Entertainment PLC(c)
1,765,635	5.42%,11/30/2030 3-mo. SOFR + 1.77%	1,757,911
766,150	5.67%,06/04/2032 3-mo. SOFR + 2.02%	764,235
606,938	Focus Financial Partners LLC(c) 6.22%, 09/15/2031 1-mo. SOFR + 2.53%	607,792
521,554	Freeport LNG Investments LLP(c) 7.12%, 12/21/2028 3-mo. SOFR + 3.47%	523,075
322,853	Fugue Finance BV(c) 6.57%, 01/09/2032 3-mo. SOFR + 2.92%	323,256
559,741	Gainwell Acquisition Corp(c) 7.77%, 10/01/2027 3-mo. SOFR + 4.12%	549,071
550,214	Garda World Security Corp(c) 6.75%, 02/01/2029 1-mo. SOFR + 3.06%	551,933
574,435	Genesys Cloud Services Holdings II LLC(c) 6.22%, 01/30/2032 1-mo. SOFR + 2.53%	572,855
155,000	Genmab A/S(c) 6.73%, 12/12/2032 3-mo. SOFR + 3.08%	155,646

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Bank Loans — (continued)
449,729	Glatfelter Corp(c) 8.07%, 11/04/2031 3-mo. SOFR + 4.42%	$ 445,794
713,854	Global Medical Response Inc(c) 7.38%, 10/01/2032 3-mo. SOFR + 3.73%	717,933
350,000	Gloves Buyer Inc(c) 7.72%, 05/21/2032 1-mo. SOFR + 4.03%	347,813
358,781	Gray Television Inc(c) 6.99%, 12/01/2028 1-mo. SOFR + 3.30%	359,005
310,000	Green Infrastructure Partners Inc(c) 6.42%, 09/24/2032 3-mo. SOFR + 2.77%	310,000
555,000	Grifols Worldwide Operations USA Inc(c) 5.97%, 11/15/2027 3-mo. SOFR + 2.32%	554,479
399,713	Hamilton Projects Acquiror LLC(c) 6.22%, 05/30/2031 1-mo. SOFR + 2.53%	402,140
	Hanger Inc(c)
527,934	7.22%,10/23/2031 1-mo. SOFR + 3.53%	529,254
40,256	7.22%,10/24/2031(f) 1-mo. SOFR + 3.53%	40,356
557,937	Harbor Freight Tools USA Inc(c) 5.97%, 06/11/2031 1-mo. SOFR + 2.28%	551,915
235,000	Herc Holdings Inc(c) 5.52%, 06/02/2032 1-mo. SOFR + 1.83%	235,881
773,969	Hilton Worldwide Finance LLC(c) 5.48%, 11/08/2030 1-mo. SOFR + 1.79%	777,765
418,686	Hunter Douglas Holding BV(c) 6.67%, 01/17/2032 3-mo. SOFR + 3.02%	420,387
463,103	Husky Injection Molding Systems Ltd(c) 7.59%, 02/15/2029 3-mo. SOFR + 3.94%	465,804
593,504	Indicor LLC(c) 6.42%, 11/22/2029 3-mo. SOFR + 2.77%	596,577
623,454	INEOS Finance PLC(c) 6.97%, 02/18/2030 1-mo. SOFR + 3.28%	598,515
570,000	Innio Group Holding GmbH(c) 6.13%, 11/02/2028 3-mo. SOFR + 2.48%	572,494
475,000	ION Platform Finance US Inc(c) 7.42%, 10/07/2032 3-mo. SOFR + 3.77%	444,719
Principal Amount(a)		Fair Value
Bank Loans — (continued)
613,961	IQVIA Inc(c) 5.42%, 01/02/2031 3-mo. SOFR + 1.77%	$ 617,031
237,582	IVC Acquisition Ltd(c) 7.42%, 12/12/2028 3-mo. SOFR + 3.77%	238,770
531,050	Klockner Pentaplast of America Inc(c) 9.02%, 02/12/2026 6-mo. SOFR + 5.44%	92,934
547,847	KUEHG Corp(c) 6.42%, 06/12/2030 3-mo. SOFR + 2.77%	530,590
264,334	Leia FinCo US LLC(c) 7.19%, 10/09/2031 3-mo. SOFR + 3.53%	265,160
704,442	Lernen Bidco Ltd(c) 7.23%, 10/27/2031 6-mo. SOFR + 3.65%	706,203
495,000	Level 3 Financing Inc(c) 6.97%, 03/29/2032 1-mo. SOFR + 3.28%	496,083
	LifePoint Health Inc(c)
94,052	7.33%,05/16/2031 1-mo. SOFR + 3.65%	94,137
550,094	7.65%,05/16/2031 3-mo. SOFR + 4.00%	551,239
49,251	Light & Wonder International Inc(c) 5.99%, 04/14/2029 1-mo. SOFR + 2.30%	48,611
582,915	LSF12 Crown US Commercial Bidco LLC(c) 7.37%, 12/02/2031 1-mo. SOFR + 3.69%	586,316
270,000	Lumexa Imaging Holdings Inc(c) 6.72%, 12/15/2032 3-mo. SOFR + 3.07%	270,844
663,333	Lummus Technology Holdings V LLC(c) 6.22%, 12/31/2029 1-mo. SOFR + 2.53%	663,665
415,876	M6 ETX Holdings II MidCo LLC(c) 6.37%, 04/01/2032 1-mo. SOFR + 2.69%	417,955
333,531	McGraw Hill Inc(c) 6.47%, 08/06/2031 1-mo. SOFR + 2.78%	336,033
132,928	Modivcare Inc(c) 10.75%, 07/01/2031 3-mo. SOFR + 7.10%	67,350
515,881	Motion Finco LLC(c) 7.17%, 11/12/2029 3-mo. SOFR + 3.52%	456,340
953,229	NAB Holdings LLC(c) 6.17%, 11/24/2028 3-mo. SOFR + 2.52%	909,143
605,342	Neptune Bidco US Inc(c) 8.76%, 04/11/2029 1-mo. SOFR + 5.07%	597,587

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Bank Loans — (continued)
373,652	Nouryon Finance BV(c) 7.04%, 04/03/2028 3-mo. SOFR + 3.38%	$ 373,496
981,453	Novelis Holdings Inc(c) 5.42%, 02/20/2032 3-mo. SOFR + 1.77%	983,600
2,964,334	NRG Energy Inc(c) 5.59%, 04/16/2031 3-mo. SOFR + 1.94%	2,944,548
498,292	Omnia Partners LLC(c) 6.42%, 12/31/2032 3-mo. SOFR + 2.77%	499,849
165,000	OPENLANE Inc(c) 6.36%, 10/08/2032 3-mo. SOFR + 2.71%	165,000
1,188,957	OpenText Corp(c) 5.47%, 01/31/2030 1-mo. SOFR + 1.78%	1,189,092
990,000	PAC Designated Activity Co LLC(c) 7.11%, 10/28/2030 3-mo. SOFR + 3.46%	978,862
190,000	Parexel International Inc (c) 6.47%, 12/09/2031 1-mo. SOFR + 2.78%	190,475
547,291	Petco Health & Wellness Co Inc(c) 7.10%, 02/25/2028 1-mo. SOFR + 3.41%	541,036
486,325	PEX Holdings LLC(c) 6.42%, 11/20/2031 3-mo. SOFR + 2.77%	486,629
547,619	Potomac Energy Center(c) 6.84%, 08/05/2032 3-mo. SOFR + 3.19%	551,726
464,855	Project Ruby Ultimate Parent Corp(c) 6.58%, 03/10/2028 1-mo. SOFR + 2.89%	465,901
619,048	Proofpoint Inc(c) 6.67%, 08/31/2028 3-mo. SOFR + 3.02%	621,524
178,161	Pye Barker Fire & Safety LLC(c) 6.21%, 12/16/2032 3-mo. SOFR + 2.56%	175,622
595,000	Radiology Partners Inc(c) 8.17%, 06/30/2032 3-mo. SOFR + 4.52%	593,512
338,291	Rand Parent LLC(c) 6.67%, 03/18/2030 3-mo. SOFR + 3.02%	338,855
552,225	Red SPV LLC(c) 5.98%, 03/15/2032 1-mo. SOFR + 2.30%	552,915
	Resideo Funding Inc(c)
236,419	5.73%,02/11/2028 1-mo. SOFR + 2.05%	236,714
1,072,459	5.84%,06/13/2031 6-mo. SOFR + 2.26%	1,073,129
469,651	Rocket Software Inc(c) 7.47%, 11/28/2028 1-mo. SOFR + 3.78%	469,331
Principal Amount(a)		Fair Value
Bank Loans — (continued)
168,300	Ryan Specialty Group LLC(c) 5.72%, 09/15/2031 1-mo. SOFR + 2.03%	$ 168,440
453,009	SBA Senior Finance II LLC(c) 5.47%, 01/25/2031 1-mo. SOFR + 1.78%	454,708
475,000	Sebia S.A.(c) 6.23%, 11/20/2032 1-mo. SOFR + 2.55%	476,484
560,000	SKECHERS USA Inc(c) 6.92%, 09/13/2032 3-mo. SOFR + 3.27%	563,967
160,000	Snacking Investments Bidco Pty Ltd(c) 6.84%, 10/12/2032 3-mo. SOFR + 3.19%	160,800
1,090,000	Solstice Advanced Materials Inc(c) 5.59%, 10/29/2032 3-mo. SOFR + 1.94%	1,094,995
644,184	Southern Veterinary Partners LLC(c) 6.37%, 12/04/2031 3-mo. SOFR + 2.71%	642,977
636,760	Star Parent Inc(c) 7.67%, 09/27/2030 3-mo. SOFR + 4.02%	637,266
203,465	Terex Corp(c) 5.47%, 10/08/2031 1-mo. SOFR + 1.78%	204,323
496,259	TK Elevator Midco GmbH(c) 6.95%, 04/30/2030 3-mo. SOFR + 3.30%	498,973
2,689,196	Trans Union LLC(c) 5.47%, 06/24/2031 1-mo. SOFR + 1.78%	2,692,558
509,179	Traverse Midstream Partners LLC(c) 6.34%, 02/16/2028 3-mo. SOFR + 2.69%	509,816
303,095	Trio Bidco Inc(c) 7.67%, 10/29/2032 3-mo. SOFR + 4.02%	303,601
499,724	Trugreen LP(c) 7.82%, 11/02/2027 1-mo. SOFR + 4.13%	488,689
286,416	Truist Insurance Holdings LLC(c) 6.42%, 05/06/2031 3-mo. SOFR + 2.77%	286,774
340,000	Turquoise Capital(c) 7.00%, 08/13/2032 1-mo. SOFR + 3.31%	334,050
476,250	UKG Inc(c) 6.34%, 02/10/2031 3-mo. SOFR + 2.69%	476,498
233,810	United Rentals Inc(c) 5.22%, 02/14/2031 1-mo. SOFR + 1.53%	234,687
647,543	Univision Communications Inc(c) 7.33%, 01/31/2029 1-mo. SOFR + 3.64%	645,276

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Bank Loans — (continued)
366,244	Upstream Newco Inc(c) 8.10%, 11/20/2026 1-mo. SOFR + 4.41%	$ 324,191
357,818	USALCO LLC(c) 7.22%, 09/30/2031 1-mo. SOFR + 3.53%	358,936
523,312	Viasat Inc(c) 8.33%, 03/02/2029 1-mo. SOFR + 4.64%	521,132
2,155,839	WEC US Holdings Ltd.(c) 5.87%, 01/27/2031 1-mo. SOFR + 2.19%	2,159,190
519,750	White Cap Supply Holdings LLC(c) 6.97%, 10/19/2029 1-mo. SOFR + 3.28%	521,699
1,455,257	Wyndham Hotels & Resorts Inc(c) 5.47%, 05/24/2030 1-mo. SOFR + 1.78%	1,457,076
TOTAL BANK LOANS — 6.11% (Cost $86,628,395)		$84,883,706
CORPORATE BONDS AND NOTES
Basic Materials — 1.90%
590,000	ArcelorMittal SA 6.75%, 03/01/2041	644,924
655,000	Arsenal AIC Parent LLC(b) 11.50%, 10/01/2031	720,862
560,000	Ashland Inc(b) 3.38%, 09/01/2031	512,233
1,180,000	ASP Unifrax Holdings Inc(b) 5.25%, 09/30/2028	88,500
935,000	Bayport Polymers LLC(b)(g) 5.14%, 04/14/2032	925,980
815,000	Capstone Copper Corp(b) 6.75%, 03/31/2033	845,926
61,000	Carpenter Technology Corp(b) 5.63%, 03/01/2034	61,959
228,000	Chemours Co(b) 5.75%, 11/15/2028	221,732
740,000	Cleveland-Cliffs Inc(b) 7.63%, 01/15/2034	773,315
	Commercial Metals Co(b)
434,000	5.75%, 11/15/2033	443,779
604,000	6.00%, 12/15/2035	619,194
	Corp Nacional del Cobre de Chile
237,000	5.95%, 01/08/2034(b)	247,810
358,000	6.44%, 01/26/2036	388,206
1,095,000	First Quantum Minerals Ltd(b) 9.38%, 03/01/2029	1,153,050
33,000	Fortescue Treasury Pty Ltd(b) 4.38%, 04/01/2031	31,915
	Glencore Funding LLC(b)
1,025,000	6.13%, 10/06/2028	1,075,280
1,495,000	4.88%, 03/12/2029	1,518,984
115,000	2.50%, 09/01/2030	105,373
Principal Amount(a)		Fair Value
Basic Materials — (continued)
1,225,000	6.38%, 10/06/2030	$ 1,318,330
1,705,000	5.70%, 05/08/2033	1,795,332
3,795,000	6.50%, 10/06/2033	4,191,352
2,535,000	5.67%, 04/01/2035	2,646,706
280,000	Illuminate Buyer LLC / Illuminate Holdings IV Inc(b) 9.00%, 07/01/2028	280,379
1,015,000	INEOS Quattro Finance 2 PLC(b)(g) 9.63%, 03/15/2029	703,016
	Mineral Resources Ltd(b)
33,000	8.00%, 11/01/2027	33,703
97,000	9.25%, 10/01/2028	101,802
277,224	Samarco Mineracao SA(b)(h) 9.50%, 06/30/2031 PIK rate, 9.00%	280,815
710,000	Solstice Advanced Materials Inc(b) 5.63%, 09/30/2033	716,244
	Steel Dynamics Inc
215,000	5.38%, 08/15/2034	222,736
665,000	5.25%, 05/15/2035	680,076
380,000	Taseko Mines Ltd(b) 8.25%, 05/01/2030	403,649
1,350,000	Westlake Corp 5.55%, 11/15/2035	1,349,699
1,380,000	WR Grace Holdings LLC(b) 5.63%, 08/15/2029	1,313,602
		26,416,463
Communications — 4.65%
2,005,000	Altice Financing SA(b) 5.00%, 01/15/2028	1,403,429
82,000	Altice France Lux 3 / Altice Holdings 1(b) 10.00%, 01/15/2033	75,235
	Altice France SA(b)
154,020	6.50%, 10/15/2031	146,251
631,482	6.50%, 04/15/2032	605,390
	AppLovin Corp
540,000	5.13%, 12/01/2029	553,892
410,000	5.38%, 12/01/2031	425,158
1,640,000	5.50%, 12/01/2034	1,685,021
1,560,000	AT&T Inc 5.38%, 08/15/2035	1,598,609
2,548,000	Beignet Investor LLC(b) 6.58%, 05/30/2049	2,688,140
	CCO Holdings LLC / CCO Holdings Capital Corp(b)
63,000	5.00%, 02/01/2028	62,501
1,368,000	4.75%, 03/01/2030	1,306,506
234,000	4.50%, 08/15/2030	220,314
	Charter Communications Operating LLC / Charter Communications Operating Capital
310,000	6.65%, 02/01/2034	326,566
620,000	6.55%, 06/01/2034	652,088
270,000	6.38%, 10/23/2035	278,655

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Communications — (continued)
340,000	3.95%, 06/30/2062	$ 204,587
337,000	Cipher Compute LLC(b) 7.13%, 11/15/2030	343,229
1,035,000	CMG Media Corp(b) 8.88%, 06/18/2029	889,127
	CSC Holdings LLC(b)
1,555,000	5.38%, 02/01/2028	1,128,193
620,000	7.50%, 04/01/2028	361,150
760,000	11.75%, 01/31/2029	564,640
1,400,000	4.13%, 12/01/2030	858,485
2,435,000	4.63%, 12/01/2030	869,760
860,000	3.38%, 02/15/2031	520,780
400,000	4.50%, 11/15/2031	244,000
921,000	DirecTV Financing LLC(b) 8.88%, 02/01/2030	931,862
874,000	DirecTV Financing LLC (b) 8.88%, 02/01/2030	885,747
	DirecTV Financing LLC / DirecTV Financing Co-Obligor Inc(b)
318,000	5.88%, 08/15/2027	319,867
806,000	10.00%, 02/15/2031	823,774
	Discovery Communications LLC
101,000	3.63%, 05/15/2030	92,984
290,000	6.35%, 06/01/2040	240,194
	DISH DBS Corp(b)
2,330,000	5.25%, 12/01/2026	2,259,511
1,290,000	5.75%, 12/01/2028	1,266,461
670,000	DISH Network Corp(b) 11.75%, 11/15/2027	697,323
8,115,279	EchoStar Corp 10.75%, 11/30/2029	8,973,885
	Expedia Group Inc
990,000	3.25%, 02/15/2030	949,482
1,450,000	2.95%, 03/15/2031	1,348,108
2,315,000	5.40%, 02/15/2035	2,374,521
706,000	Flash Compute LLC(b) 7.25%, 12/31/2030	699,479
	Go Daddy Operating Co LLC / GD Finance Co Inc(b)
505,000	5.25%, 12/01/2027	506,376
633,000	3.50%, 03/01/2029	606,972
890,000	Gray Media Inc(b) 9.63%, 07/15/2032	923,614
	ION Platform Finance US Inc / ION Platform Finance SARL(b)
370,000	8.75%, 05/01/2029	374,884
755,000	9.50%, 05/30/2029	764,339
	Meta Platforms Inc
815,000	4.88%, 11/15/2035	813,908
1,105,000	5.63%, 11/15/2055	1,060,547
1,640,000	5.75%, 11/15/2065	1,563,746
1,335,000	Millennium Escrow Corp(b) 6.63%, 08/01/2026	1,286,598
	Motorola Solutions Inc
1,855,000	5.40%, 04/15/2034	1,915,547
765,000	5.55%, 08/15/2035	794,989
Principal Amount(a)		Fair Value
Communications — (continued)
	Neptune Bidco US Inc(b)
1,140,000	9.29%, 04/15/2029	$ 1,141,948
85,000	10.38%, 05/15/2031	87,154
300,000	Netflix Inc EUR, 3.63%, 05/15/2027	357,661
795,000	Sinclair Television Group Inc(b) 8.13%, 02/15/2033	830,322
	Snap Inc(b)
720,000	6.88%, 03/01/2033	746,097
375,000	6.88%, 03/15/2034	386,108
200,000	SoftBank Group Corp 4.63%, 07/06/2028	195,759
	Sprint Capital Corp
70,000	6.88%, 11/15/2028	75,119
1,355,000	8.75%, 03/15/2032	1,638,678
349,000	Telesat Canada / Telesat LLC(b) 6.50%, 10/15/2027	160,540
190,000	Time Warner Cable LLC 6.55%, 05/01/2037	193,887
	T-Mobile USA Inc
195,000	2.70%, 03/15/2032	175,310
2,395,000	5.75%, 01/15/2034	2,537,302
595,000	4.70%, 01/15/2035	584,579
350,000	Turkcell Iletisim Hizmetleri AS(b) 7.65%, 01/24/2032	372,145
	Uber Technologies Inc
1,560,000	4.80%, 09/15/2034	1,559,548
80,000	4.80%, 09/15/2035	79,578
1,200,000	Univision Communications Inc(b) 8.00%, 08/15/2028	1,242,810
	Wayfair LLC(b)
10,000	7.25%, 10/31/2029	10,437
300,000	6.75%, 11/15/2032	308,424
1,457,000	WULF Compute LLC(b) 7.75%, 10/15/2030	1,501,072
		64,670,902
Consumer, Cyclical — 4.11%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(b)
135,000	3.88%, 01/15/2028	133,077
210,000	4.38%, 01/15/2028	208,676
65,000	3.50%, 02/15/2029	62,803
269,000	5.63%, 09/15/2029	273,892
1,765,000	4.00%, 10/15/2030	1,680,993
16,000	Acushnet Co(b) 5.63%, 12/01/2033	16,180
1,063,494	Alaska Airlines Pass Through Trust(b) Series 2020-1 Class A 4.80%, 08/15/2027	1,064,452
445,000	Allison Transmission Inc(b) 3.75%, 01/30/2031	419,017

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
265,000	American Builders & Contractors Supply Co Inc(b) 4.00%, 01/15/2028	$ 263,202
975,000	Aptiv Swiss Holdings Ltd 6.88%, 12/15/2054	1,016,928
1,350,000	Ashton Woods USA LLC / Ashton Woods Finance Co(b) 4.63%, 04/01/2030	1,289,235
	British Airways Pass Through Trust(b)
	Series 2019-1 Class A
123,431	3.35%, 06/15/2029	119,565
	Series 2021-1 Class A
579,027	2.90%, 03/15/2035	529,204
	Carnival Corp(b)
5,000	4.00%, 08/01/2028	4,926
1,335,000	5.75%, 03/15/2030	1,372,928
1,735,000	5.75%, 08/01/2032	1,780,597
1,540,000	6.13%, 02/15/2033	1,590,188
210,000	Choice Hotels International Inc 5.85%, 08/01/2034	214,108
	Clarios Global LP / Clarios US Finance Co(b)
35,000	6.75%, 02/15/2030	36,533
215,000	6.75%, 09/15/2032	222,953
627,507	Delta Air Lines Pass Through Trust Series 2015-1 Class AA 3.63%, 07/30/2027	620,243
1,815,000	Dick's Sporting Goods Inc 4.10%, 01/15/2052	1,326,144
1,070,000	Dillard's Inc 7.75%, 07/15/2026	1,083,887
	DR Horton Inc
675,000	5.00%, 10/15/2034	682,778
400,000	5.50%, 10/15/2035	416,538
952,000	Ferrellgas LP / Ferrellgas Finance Corp(b) 5.88%, 04/01/2029	914,780
1,595,000	Flutter Treasury Designated Activity Co(b) 5.88%, 06/04/2031	1,617,170
	Ford Motor Credit Co LLC
620,000	7.35%, 03/06/2030	665,400
510,000	6.50%, 02/07/2035	528,339
755,000	Forvia SE(b) 6.75%, 09/15/2033	779,595
1,375,000	Global Auto Holdings Ltd / AAG FH UK Ltd(b) 11.50%, 08/15/2029	1,439,892
650,000	Great Canadian Gaming Corp / Raptor LLC(b) 8.75%, 11/15/2029	656,597
	Hilton Domestic Operating Co Inc(b)
515,000	4.00%, 05/01/2031	493,051
166,000	3.63%, 02/15/2032	154,095
23,000	6.13%, 04/01/2032	23,817
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
449,000	5.50%, 03/31/2034	$ 452,084
	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc(b)
105,000	4.88%, 07/01/2031	98,020
311,000	6.63%, 01/15/2032	318,771
575,000	Kingpin Intermediate Holdings LLC(b)(g) 7.25%, 10/15/2032	543,577
1,415,000	LBM Acquisition LLC(b) 6.25%, 01/15/2029	1,273,486
15,000	Light & Wonder International Inc(b) 7.25%, 11/15/2029	15,406
	Marriott International Inc
520,000	5.30%, 05/15/2034	536,310
1,300,000	5.50%, 04/15/2037	1,330,788
	Marriott Ownership Resorts Inc
32,000	4.75%, 01/15/2028	31,521
145,000	4.50%, 06/15/2029(b)	138,534
484,000	Melco Resorts Finance Ltd(b) 5.38%, 12/04/2029	479,066
	Meritage Homes Corp
771,000	3.88%, 04/15/2029(b)	757,265
1,920,000	5.65%, 03/15/2035	1,961,619
450,000	Merlin Entertainments Group US Holdings Inc(b) 7.38%, 02/15/2031	400,849
10,000	Murphy Oil USA Inc(b) 3.75%, 02/15/2031	9,386
505,000	NCL Corp Ltd(b) 6.75%, 02/01/2032	517,081
140,000	NCL Finance Ltd(b) 6.13%, 03/15/2028	143,996
	New Home Co Inc(b)
745,000	9.25%, 10/01/2029	777,531
90,000	8.50%, 11/01/2030	92,687
	Newell Brands Inc
894,000	6.63%, 09/15/2029	890,745
860,000	6.38%, 05/15/2030(g)	839,843
895,000	Ontario Gaming GTA LP / OTG Co-Issuer Inc(b) 8.00%, 08/01/2030	848,633
130,000	Park River Holdings Inc(b) 8.00%, 03/15/2031	134,029
1,350,000	Polaris Inc 5.60%, 03/01/2031	1,364,097
160,000	Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp(b) 6.25%, 10/15/2030	163,317
	Royal Caribbean Cruises Ltd
50,000	4.25%, 07/01/2026(b)	49,993
1,580,000	5.50%, 04/01/2028(b)	1,608,303
1,290,000	5.63%, 09/30/2031(b)	1,318,789
410,000	6.25%, 03/15/2032(b)	424,248
1,555,000	6.00%, 02/01/2033(b)	1,597,679
690,000	5.38%, 01/15/2036	692,890

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
237,500	Saks Global Enterprises LLC(b) 11.00%, 12/15/2029	$ 309
306,590	SGUS LLC(b) 11.00%, 12/15/2029	113,438
1,090,000	Stellantis Finance US Inc(b) 6.45%, 03/18/2035	1,133,066
380,000	Suburban Propane Partners LP/Suburban Energy Finance Corp(b) 6.50%, 12/15/2035	380,084
	Taylor Morrison Communities Inc(b)
31,000	5.13%, 08/01/2030	31,187
1,028,000	5.75%, 11/15/2032	1,057,701
695,000	Toll Brothers Finance Corp(g) 5.60%, 06/15/2035	719,041
	Travel + Leisure Co
679,000	4.50%, 12/01/2029(b)	664,584
340,000	4.63%, 03/01/2030(b)	331,520
245,000	4.63%, 03/01/2030	238,889
485,000	Under Armour Inc(b) 7.25%, 07/15/2030	485,471
	United Airlines Pass Through Trust
	Series 2023-1 Class A
1,399,457	5.80%, 01/15/2036	1,461,867
	Series 2024-1 Class AA
347,588	5.45%, 02/15/2037	357,340
31,000	Viking Cruises Ltd(b) 5.88%, 10/15/2033	31,479
1,325,000	VistaJet Malta Finance PLC / Vista Management Holding Inc(b) 9.50%, 06/01/2028	1,370,422
1,529,000	Warnermedia Holdings Inc 4.28%, 03/15/2032	1,342,187
255,000	White Cap Supply Holdings LLC(b) 7.38%, 11/15/2030	263,778
430,000	Windsor Holdings III LLC(b) 8.50%, 06/15/2030	454,234
	Yum! Brands Inc
1,385,000	3.63%, 03/15/2031	1,310,129
279,000	4.63%, 01/31/2032	273,418
	ZF North America Capital Inc(b)
490,000	6.88%, 04/14/2028	499,999
190,000	7.13%, 04/14/2030	191,469
345,000	6.75%, 04/23/2030	340,919
525,000	6.88%, 04/23/2032	513,416
		57,078,273
Consumer, Non-Cyclical — 5.22%
1,675,000	180 Medical Inc(b) 5.30%, 10/08/2035	1,669,167
35,000	Acadia Healthcare Co Inc(b) 5.50%, 07/01/2028	34,787
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
500,000	Adani Ports & Special Economic Zone Ltd(b) 4.38%, 07/03/2029	$ 485,149
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC(b)
1,245,000	4.88%, 02/15/2030	1,234,729
105,000	5.75%, 03/31/2034	105,425
1,010,000	Albion Financing 1 SARL / Aggreko Holdings Inc(b) 7.00%, 05/21/2030	1,054,148
355,000	AMN Healthcare Inc(b) 6.50%, 01/15/2031	355,066
40,000	Amneal Pharmaceuticals LLC(b) 6.88%, 08/01/2032	42,252
	Ashtead Capital Inc(b)
905,000	5.50%, 08/11/2032	934,452
220,000	5.55%, 05/30/2033	226,988
1,680,000	5.95%, 10/15/2033	1,777,494
685,000	5.80%, 04/15/2034	718,159
	Avantor Funding Inc(b)
325,000	4.63%, 07/15/2028	323,234
33,000	3.88%, 11/01/2029	31,556
650,000	Bacardi Ltd / Bacardi-Martini BV(b) 5.40%, 06/15/2033	657,158
10,000	Bausch + Lomb Corp(b) 8.38%, 10/01/2028	10,438
1,040,000	Bausch Health Cos Inc(b) 4.88%, 06/01/2028	930,800
1,380,000	Baxter International Inc 5.65%, 12/15/2035	1,396,585
	Block Inc
525,000	3.50%, 06/01/2031(g)	493,455
511,000	6.50%, 05/15/2032	531,369
200,000	6.00%, 08/15/2033(b)	205,322
852,000	Boost Newco Borrower LLC(b) 7.50%, 01/15/2031	905,548
	Centene Corp
538,000	4.63%, 12/15/2029	521,830
545,000	3.38%, 02/15/2030	501,528
720,000	3.00%, 10/15/2030	644,067
680,000	2.50%, 03/01/2031	587,228
1,107,000	Cheplapharm Arzneimittel GmbH(b) 5.50%, 01/15/2028	1,091,838
438	Chobani Holdco II LLC(b)(h) 8.75%, 10/01/2029 PIK rate, 9.50%	468
	CHS / Community Health Systems Inc(b)
800,000	5.25%, 05/15/2030	751,354
886,000	4.75%, 02/15/2031	789,325
1,265,000	Cimpress PLC(b)(g) 7.38%, 09/15/2032	1,290,305

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
620,000	Coty Inc / HFC Prestige Products Inc / HFC Prestige International US LLC(b) 6.63%, 07/15/2030	$ 635,118
768,000	CVS Health Corp 6.75%, 12/10/2054	802,076
1,810,000	DENTSPLY SIRONA Inc(g) 3.25%, 06/01/2030	1,672,073
2,430,000	Elevance Health Inc 5.20%, 02/15/2035	2,482,103
635,000	Endo Finance Holdings Inc(b) 8.50%, 04/15/2031	671,158
595,000	ERAC USA Finance LLC(b) 4.90%, 05/01/2033	603,728
840,000	Froneri Lux FinCo SARL(b) 6.00%, 08/01/2032	851,465
675,000	Garda World Security Corp(b) 8.38%, 11/15/2032	687,564
	Genmab A/S / Genmab Finance LLC(b)
40,000	6.25%, 12/15/2032	40,994
65,000	7.25%, 12/15/2033	68,277
500,000	Global Medical Response Inc(b) 7.38%, 10/01/2032	519,687
1,350,000	Global Payments Inc 5.55%, 11/15/2035	1,341,808
1,070,000	Grifols SA(b) 4.75%, 10/15/2028	1,056,726
	HCA Inc
2,715,000	5.50%, 06/01/2033	2,824,632
1,200,000	5.60%, 04/01/2034	1,251,504
580,000	5.45%, 09/15/2034	596,846
85,000	4.90%, 11/15/2035	83,838
665,000	5.13%, 06/15/2039	642,197
	Herc Holdings Inc(b)
260,000	7.25%, 06/15/2033(g)	275,700
450,000	6.00%, 03/15/2034	455,997
330,000	Hologic Inc(b) 3.25%, 02/15/2029	325,238
945,000	Icon Investments Six Designated Activity Co 6.00%, 05/08/2034	999,328
1,300,000	Imperial Brands Finance PLC(b) 5.63%, 07/01/2035	1,334,524
	JBS USA Holding Lux SARL / JBS USA Food Co / JBS Lux Co SARL
260,000	3.00%, 02/02/2029	250,340
825,000	3.75%, 12/01/2031	783,431
415,000	6.75%, 03/15/2034	458,492
445,000	JBS USA Holding Lux SARL / JBS USA Foods Group Holdings Inc / JBS USA Food Co(b) 5.50%, 01/15/2036	452,190
630,000	JBS USA Lux SARL / JBS USA Food Co / JBS USA Foods Group(b) 5.95%, 04/20/2035	662,438
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
	Lamb Weston Holdings Inc(b)
16,000	4.13%, 01/31/2030	$ 15,477
16,000	4.38%, 01/31/2032	15,243
	LifePoint Health Inc(b)
1,165,000	9.88%, 08/15/2030	1,254,347
365,000	10.00%, 06/01/2032	387,661
610,000	Medline Borrower LP / Medline Co-Issuer Inc(b) 6.25%, 04/01/2029	630,594
	Molina Healthcare Inc(b)
435,000	4.38%, 06/15/2028	427,799
17,000	3.88%, 11/15/2030	15,774
1,082,000	6.50%, 02/15/2031	1,111,246
803,000	3.88%, 05/15/2032	729,266
306,000	6.25%, 01/15/2033	311,956
363,000	Movida Europe SA(b)(g) 7.85%, 04/11/2029	343,031
90,000	Opal Bidco SAS(b) 6.50%, 03/31/2032	92,180
1,075,000	Organon & Co / Organon Foreign Debt Co-Issuer BV(b) 4.13%, 04/30/2028	1,047,517
16,000	Performance Food Group Inc(b) 4.25%, 08/01/2029	15,643
	Pilgrim's Pride Corp
1,710,000	4.25%, 04/15/2031	1,669,418
846,000	3.50%, 03/01/2032	781,531
1,230,000	6.25%, 07/01/2033	1,314,883
108,000	6.88%, 05/15/2034	119,776
	Post Holdings Inc(b)
25,000	4.63%, 04/15/2030	24,344
355,000	4.50%, 09/15/2031	336,557
875,000	6.25%, 02/15/2032	899,041
565,000	6.38%, 03/01/2033	570,650
635,000	Prime Healthcare Services Inc(b) 9.38%, 09/01/2029	666,750
405,000	Primo Water Holdings Inc / Triton Water Holdings Inc(b) 6.25%, 04/01/2029	406,958
720,000	Quest Diagnostics Inc 6.40%, 11/30/2033	797,155
22,000	Radiology Partners Inc(b) 8.50%, 07/15/2032	22,982
985,000	Smith & Nephew PLC 5.40%, 03/20/2034	1,017,252
545,000	Smithfield Foods Inc(b) 3.00%, 10/15/2030	501,445
695,000	Synergy Infrastructure Holdings LLC(b) 7.88%, 12/01/2030	720,522
150,000	Tenet Healthcare Corp(b) 6.00%, 11/15/2033	154,439
155,000	Teva Pharmaceutical Finance Co LLC 6.15%, 02/01/2036	162,734

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
	Teva Pharmaceutical Finance Netherlands II BV
465,000	EUR, 7.38%, 09/15/2029	$ 614,776
395,000	EUR, 7.88%, 09/15/2031	555,303
	Teva Pharmaceutical Finance Netherlands III BV
424,000	3.15%, 10/01/2026	419,105
385,000	5.13%, 05/09/2029(g)	389,351
605,000	7.88%, 09/15/2029	665,517
890,000	8.13%, 09/15/2031	1,024,782
335,000	6.00%, 12/01/2032	351,585
4,771,000	4.10%, 10/01/2046	3,607,852
715,000	Teva Pharmaceutical Finance Netherlands IV BV 5.75%, 12/01/2030	741,616
	TriNet Group Inc(b)
232,000	3.50%, 03/01/2029	219,231
15,000	7.13%, 08/15/2031	15,462
	United Rentals North America Inc
25,000	3.88%, 02/15/2031	23,843
245,000	3.75%, 01/15/2032	229,856
1,533,000	5.38%, 11/15/2033(b)	1,531,915
1,120,000	6.13%, 03/15/2034(b)	1,166,674
	Universal Health Services Inc
1,182,000	2.65%, 01/15/2032	1,043,680
265,000	5.05%, 10/15/2034	260,038
		72,555,453
Energy — 6.04%
1,455,000	Aker BP ASA(b) 5.13%, 10/01/2034	1,423,280
640,000	Alliance Resource Operating Partners LP / Alliance Resource Finance Corp(b) 8.63%, 06/15/2029	674,671
486,476	Alta Wind Holdings LLC(b) 7.00%, 06/30/2035	464,257
	Antero Midstream Partners LP / Antero Midstream Finance Corp(b)
265,000	6.63%, 02/01/2032	274,297
80,000	5.75%, 07/01/2034	80,605
635,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp(b) 6.63%, 07/15/2033	657,253
300,000	Azule Energy Finance PLC(b) 8.13%, 01/23/2030	300,390
1,235,000	BP Capital Markets PLC(i) 4.88%, Perpetual	1,228,620
360,000	Buckeye Partners LP(b) 6.75%, 02/01/2030	377,910
2,730,000	Canadian Natural Resources Ltd 5.40%, 12/15/2034	2,779,122
925,000	Caturus Energy LLC(b) 8.50%, 02/15/2030	963,336
Principal Amount(a)		Fair Value
Energy — (continued)
340,000	Cenovus Energy Inc 5.40%, 03/20/2036	$ 339,554
	Cheniere Energy Partners LP
110,000	4.50%, 10/01/2029	110,231
1,980,000	4.00%, 03/01/2031	1,928,043
285,000	3.25%, 01/31/2032	262,495
530,000	5.95%, 06/30/2033	561,998
	Chord Energy Corp(b)
784,000	6.00%, 10/01/2030	793,614
91,000	6.75%, 03/15/2033	94,105
	Civitas Resources Inc(b)
390,000	8.38%, 07/01/2028	401,853
193,000	8.63%, 11/01/2030	202,276
22,000	8.75%, 07/01/2031	22,823
715,000	Columbia Pipelines Operating Co LLC(b) 6.04%, 11/15/2033	765,377
240,000	Constellation Oil Services Holding SA(b) 9.38%, 11/07/2029	249,600
	Continental Resources Inc
100,000	4.38%, 01/15/2028	99,804
5,215,000	5.75%, 01/15/2031(b)	5,347,384
2,375,000	2.88%, 04/01/2032(b)	2,072,618
680,000	Coronado Finance Pty Ltd(b) 9.25%, 10/01/2029	630,068
16,000	Crescent Energy Finance LLC(b) 7.38%, 01/15/2033	15,183
405,000	DBR Land Holdings LLC(b) 6.25%, 12/01/2030	414,266
840,000	DCP Midstream Operating LP(b) 6.45%, 11/03/2036	890,878
	Ecopetrol SA
161,000	4.63%, 11/02/2031	144,226
190,000	8.88%, 01/13/2033	202,909
900,000	Enbridge Inc(g) 8.50%, 01/15/2084	1,032,002
	Energean Israel Finance Ltd(b)
650,000	5.38%, 03/30/2028	641,066
655,000	5.88%, 03/30/2031	633,473
	Energy Transfer LP
1,233,000	6.50%, Perpetual(i)	1,238,430
540,000	5.75%, 02/15/2033	566,694
2,450,000	6.55%, 12/01/2033	2,685,264
170,000	5.55%, 05/15/2034	174,702
750,000	5.60%, 09/01/2034	771,837
505,000	5.70%, 04/01/2035(g)	522,739
30,000	8.00%, 05/15/2054	32,024
1,385,000	Flex Intermediate Holdco LLC(b) 3.36%, 06/30/2031	1,274,404
362,000	FS Luxembourg SARL(b) 8.63%, 06/25/2033	372,860
1,195,000	Genesis Energy LP / Genesis Energy Finance Corp 8.88%, 04/15/2030	1,257,524

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Energy — (continued)
346,000	Geopark Ltd(b) 8.75%, 01/31/2030	$ 322,756
630,000	Gulfport Energy Operating Corp(b) 6.75%, 09/01/2029	650,589
1,160,000	Harbour Energy PLC(b) 6.33%, 04/01/2035	1,174,625
740,000	Helix Energy Solutions Group Inc(b) 9.75%, 03/01/2029	779,139
2,434,000	Helmerich & Payne Inc(g) 5.50%, 12/01/2034	2,396,355
395,000	Hess Midstream Operations LP(b) 4.25%, 02/15/2030	386,344
1,085,000	HF Sinclair Corp 6.25%, 01/15/2035	1,131,342
	Hilcorp Energy I LP / Hilcorp Finance Co(b)
405,000	6.00%, 04/15/2030	393,540
578,000	6.00%, 02/01/2031	549,465
395,000	Kodiak Gas Services LLC(b) 6.75%, 10/01/2035	406,143
	Leviathan Bond Ltd(b)
30,000	6.50%, 06/30/2027	30,173
231,000	6.75%, 06/30/2030	235,070
1,155,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp(b) 6.88%, 12/01/2032	1,187,078
	Matador Resources Co(b)
125,000	6.88%, 04/15/2028	127,736
73,000	6.50%, 04/15/2032	74,034
485,000	Nabors Industries Ltd(b)(g) 7.50%, 01/15/2028	484,925
	NGL Energy Operating LLC / NGL Energy Finance Corp(b)
155,000	8.13%, 02/15/2029	160,884
910,000	8.38%, 02/15/2032	942,364
990,000	Occidental Petroleum Corp 6.20%, 03/15/2040	1,005,300
16,000	Oceaneering International Inc 6.00%, 02/01/2028	16,180
205,000	ONEOK Inc(b) 6.50%, 09/01/2030	219,782
	Pertamina Persero PT(b)
736,000	2.30%, 02/09/2031(g)	653,580
318,000	6.45%, 05/30/2044	338,968
	Petroleos de Venezuela SA(j)
6,150,000	9.00%, 11/17/2021	1,325,805
780,000	12.75%, 02/17/2022	220,350
500,000	Petroleos del Peru SA 4.75%, 06/19/2032	368,750
	Petroleos Mexicanos
890,000	6.84%, 01/23/2030	903,797
1,039,000	5.95%, 01/28/2031	1,005,588
421,000	6.70%, 02/16/2032	419,876
794,000	6.95%, 01/28/2060	646,395
Principal Amount(a)		Fair Value
Energy — (continued)
	Petronas Capital Ltd(b)
319,000	3.50%, 04/21/2030	$ 310,570
1,096,000	5.85%, 04/03/2055	1,146,608
	Plains All American Pipeline LP / PAA Finance Corp
495,000	3.55%, 12/15/2029	480,884
780,000	3.80%, 09/15/2030	757,129
500,000	Sanchez Energy Corp(j) 0.00%, 02/15/2026	50
839,000	Sempra Infrastructure Partners LP(b) 3.25%, 01/15/2032	741,894
	SM Energy Co(b)
596,000	6.75%, 08/01/2029	600,376
11,000	7.00%, 08/01/2032	10,814
1,250,000	South Bow Canadian Infrastructure Holdings Ltd 7.50%, 03/01/2055	1,336,086
445,000	South Bow USA Infrastructure Holdings LLC 5.58%, 10/01/2034	449,407
	Targa Resources Corp
725,000	6.13%, 03/15/2033	775,516
1,610,000	6.50%, 03/30/2034	1,757,135
70,000	5.50%, 02/15/2035	71,705
935,000	5.55%, 08/15/2035	956,982
440,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.00%, 01/15/2032	419,846
533,000	Teine Energy Ltd(b) 6.88%, 04/15/2029	532,901
570,000	Tidewater Inc(b) 9.13%, 07/15/2030	611,575
	Transocean International Ltd(b)
155,000	8.25%, 05/15/2029	156,217
427,500	8.75%, 02/15/2030	446,698
525,000	8.50%, 05/15/2031	520,026
40,000	7.88%, 10/15/2032	41,776
29,953	Transocean Titan Financing Ltd(b) 8.38%, 02/01/2028	30,590
483,000	Uzbekneftegaz JSC(b) 8.75%, 05/07/2030	518,314
1,837,000	Venture Global Calcasieu Pass LLC(b) 4.13%, 08/15/2031	1,671,620
	Venture Global LNG Inc(b)
752,000	9.00%, Perpetual(i)	593,877
885,000	9.88%, 02/01/2032(g)	914,269
	Venture Global Plaquemines LNG LLC(b)
437,000	6.13%, 12/15/2030	445,017
1,448,000	7.50%, 05/01/2033	1,564,565
1,077,000	6.50%, 01/15/2034	1,103,107
29,000	6.50%, 06/15/2034	29,632
920,000	7.75%, 05/01/2035	1,007,357

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Energy — (continued)
35,000	6.75%, 01/15/2036	$ 35,850
2,095,000	Viper Energy Partners LLC 5.70%, 08/01/2035	2,138,010
23,000	Weatherford International Ltd(b) 6.75%, 10/15/2033	23,555
	Western Midstream Operating LP
480,000	6.35%, 01/15/2029	505,123
120,000	4.05%, 02/01/2030	117,562
1,580,000	6.15%, 04/01/2033	1,673,006
267,000	5.50%, 12/15/2035	265,580
55,000	5.45%, 04/01/2044	50,108
280,000	5.30%, 03/01/2048	241,426
35,000	5.50%, 08/15/2048	30,790
1,200,000	5.25%, 02/01/2050	1,027,260
	Whistler Pipeline LLC(b)
250,000	5.70%, 09/30/2031	259,451
280,000	5.95%, 09/30/2034	289,541
2,445,000	Williams Cos Inc 5.15%, 03/15/2034	2,485,975
264,000	YPF SA(b) 9.50%, 01/17/2031	281,785
		83,960,563
Financial — 10.44%
	Acrisure LLC / Acrisure Finance Inc(b)
365,000	8.25%, 02/01/2029	379,145
1,130,000	6.00%, 08/01/2029	1,116,217
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
150,000	5.75%, 06/06/2028	155,306
485,000	6.15%, 09/30/2030	518,516
480,000	5.38%, 12/15/2031	497,135
1,435,000	3.30%, 01/30/2032	1,324,963
2,425,000	3.40%, 10/29/2033	2,189,350
1,300,000	4.95%, 09/10/2034	1,297,456
481,000	6.95%, 03/10/2055	504,009
580,000	6.50%, 01/31/2056	598,260
100,000	AGFC Capital Trust I(b)(c) 6.33%, 01/15/2067 3-mo. SOFR + 2.01%	66,000
640,000	Air Lease Corp(i) 4.65%, Perpetual	631,277
	Aircastle Ltd
1,210,000	4.25%, 06/15/2026	1,209,939
195,000	5.95%, 02/15/2029(b)	202,934
	Aircastle Ltd / Aircastle Ireland Designated Activity Co(b)
260,000	5.25%, 03/15/2030	265,427
450,000	5.75%, 10/01/2031	469,037
	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer(b)
227,000	6.75%, 04/15/2028	231,126
254,000	7.00%, 01/15/2031	263,519
Principal Amount(a)		Fair Value
Financial — (continued)
545,000	6.50%, 10/01/2031	$ 561,724
	Allianz SE(b)
800,000	6.35%, 09/06/2053	858,947
375,000	5.60%, 09/03/2054	383,859
1,005,000	Ally Financial Inc 5.54%, 01/17/2031	1,028,301
1,180,000	American Express Co 5.63%, 07/28/2034	1,232,370
238,000	American National Group Inc 7.00%, 12/01/2055	238,256
2,675,000	American Tower Corp REIT 5.90%, 11/15/2033	2,857,136
23,000	AmWINS Group Inc(b) 6.38%, 02/15/2029	23,653
	Antares Holdings LP(b)
250,000	2.75%, 01/15/2027(g)	244,327
250,000	3.75%, 07/15/2027	244,439
31,000	APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Investor 2 LLC(b) 7.88%, 11/01/2029	31,310
1,060,000	Apollo Debt Solutions BDC 6.90%, 04/13/2029	1,111,440
1,145,000	Apollo Global Management Inc 6.00%, 12/15/2054	1,130,697
200,000	Ardonagh Group Finco Ltd(b) 7.75%, 02/15/2031	209,671
	Arthur J Gallagher & Co
115,000	5.00%, 02/15/2032	117,564
245,000	5.45%, 07/15/2034	253,959
300,000	5.15%, 02/15/2035	303,140
845,000	Ascot Group Ltd(b) 4.25%, 12/15/2030	785,242
1,150,000	Athene Global Funding(b) 2.55%, 11/19/2030	1,037,599
385,000	Athene Holding Ltd 3.50%, 01/15/2031	363,748
	Aviation Capital Group LLC(b)
385,000	3.50%, 11/01/2027	379,107
95,000	6.25%, 04/15/2028	98,651
1,145,000	6.75%, 10/25/2028	1,214,657
45,000	5.38%, 07/15/2029	46,065
460,000	5.13%, 04/10/2030	467,056
475,000	6.38%, 07/15/2030	507,443
1,435,000	4.80%, 10/24/2030	1,435,543
	Avolon Holdings Funding Ltd(b)
400,000	5.38%, 05/30/2030	410,643
557,000	4.70%, 01/30/2031	553,415
	Azorra Finance Ltd(b)
15,000	7.75%, 04/15/2030	15,839
650,000	7.25%, 01/15/2031	681,091
38,000	Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance(b) 7.13%, 05/15/2031	39,372

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Financial — (continued)
502,000	Banco de Credito del Peru SA(b) 6.45%, 07/30/2035	$ 522,536
376,000	Banco de Credito e Inversiones SA(b)(g)(i) 7.50%, Perpetual	398,748
302,000	Banco Mercantil del Norte SA(b)(i) 8.38%, Perpetual	317,100
	Bank of America Corp
2,050,000	5.52%, 10/25/2035	2,099,655
2,255,000	5.74%, 02/12/2036	2,349,707
435,000	2.48%, 09/21/2036	381,741
2,345,000	3.85%, 03/08/2037	2,208,369
1,235,000	Barclays PLC 7.44%, 11/02/2033	1,412,167
303,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico(b) 8.13%, 01/08/2039	327,797
665,000	BGC Group Inc 6.15%, 04/02/2030	688,570
880,000	Blackstone Private Credit Fund 6.00%, 01/29/2032	893,281
665,000	Blue Owl Credit Income Corp 6.65%, 03/15/2031	685,292
	Blue Owl Finance LLC
1,015,000	3.13%, 06/10/2031	919,835
1,820,000	6.25%, 04/18/2034	1,876,775
900,000	BPCE SA(b) 7.00%, 10/19/2034	1,002,089
940,000	Broadstreet Partners Group LLC(b) 5.88%, 04/15/2029	938,526
260,000	Brookfield Asset Management Ltd 5.80%, 04/24/2035	272,077
235,000	Brown & Brown Inc 5.55%, 06/23/2035	240,958
395,000	CaixaBank SA(b) 5.58%, 07/03/2036	405,843
425,000	Capital Farm Credit ACA(b)(i) 5.00%, Perpetual	420,750
	Capital One Financial Corp
430,000	2.36%, 07/29/2032	376,405
905,000	6.38%, 06/08/2034	978,242
635,000	5.20%, 09/11/2036	631,797
	Central China Real Estate Ltd(j)
190,000	7.25%, 04/28/2025	3,325
205,000	7.50%, 07/14/2025	5,637
700,000	Charles Schwab Corp(i) 4.00%, Perpetual	695,722
	Citadel LP(b)
270,000	6.00%, 01/23/2030	282,048
200,000	6.38%, 01/23/2032	212,271
	Citigroup Inc
1,370,000	3.88%, Perpetual(i)	1,365,222
920,000	6.27%, 11/17/2033	1,001,670
299,000	6.17%, 05/25/2034	317,534
Principal Amount(a)		Fair Value
Financial — (continued)
480,000	CNO Financial Group Inc 5.25%, 05/30/2029	$ 486,949
110,000	COPT Defense Properties LP REIT 2.75%, 04/15/2031	100,335
1,300,000	Corebridge Financial Inc 6.38%, 09/15/2054	1,309,935
1,942,000	CoStar Group Inc(b) 2.80%, 07/15/2030	1,780,003
	Country Garden Holdings Co Ltd
278,784	0.00%, 12/31/2031(k)	26,466
137,311	5.00%, 12/31/2032(h) PIK rate, 5.00%	13,036
1,040,000	Deutsche Bank AG(g) 5.40%, 09/11/2035	1,060,825
1,090,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finco(b) 5.95%, 09/17/2030	1,039,685
185,000	EPR Properties REIT 3.60%, 11/15/2031	171,448
1,130,000	F&G Annuities & Life Inc 6.50%, 06/04/2029	1,177,212
905,000	Fifth Third Bancorp 4.34%, 04/25/2033	884,688
360,000	Focus Financial Partners LLC(b) 6.75%, 09/15/2031	370,123
	Freedom Mortgage Holdings LLC(b)
29,000	9.25%, 02/01/2029	30,417
157,000	9.13%, 05/15/2031	168,627
88,000	8.38%, 04/01/2032	92,635
540,000	7.88%, 04/01/2033	559,204
31,000	GGAM Finance Ltd(b) 5.88%, 03/15/2030	31,458
	Global Atlantic Fin Co(b)
195,000	4.40%, 10/15/2029	191,834
360,000	3.13%, 06/15/2031	325,409
605,000	7.95%, 06/15/2033	690,963
280,000	7.95%, 10/15/2054	289,093
165,000	GLP Capital LP / GLP Financing II Inc REIT 6.75%, 12/01/2033	179,334
1,310,000	Goldman Sachs Group Inc 5.33%, 07/23/2035	1,345,970
	HA Sustainable Infrastructure Capital Inc
487,000	6.38%, 07/01/2034	496,162
1,070,000	6.75%, 07/15/2035	1,117,865
1,400,000	Host Hotels & Resorts LP REIT 5.50%, 04/15/2035	1,417,107
	Huntington Bancshares Inc
765,000	5.71%, 02/02/2035	799,113
85,000	6.14%, 11/18/2039	88,575
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
636,000	5.25%, 05/15/2027	627,258

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Financial — (continued)
760,000	10.00%, 11/15/2029(b)	$ 759,464
255,000	ING Groep NV 6.11%, 09/11/2034	275,512
310,000	Invitation Homes Operating Partnership LP REIT 4.88%, 02/01/2035	305,974
	Iron Mountain Inc REIT(b)
23,000	7.00%, 02/15/2029	23,626
2,099,000	5.25%, 07/15/2030	2,073,612
805,000	6.25%, 01/15/2033	811,735
	Jane Street Group / JSG Finance Inc(b)
23,000	7.13%, 04/30/2031	24,168
23,000	6.75%, 05/01/2033	24,007
	Jefferies Financial Group Inc
845,000	5.88%, 07/21/2028	877,904
1,040,000	6.20%, 04/14/2034	1,097,612
	JPMorgan Chase & Co
1,910,000	6.50%, Perpetual(i)	1,984,702
610,000	5.72%, 09/14/2033	644,888
615,000	6.25%, 10/23/2034	675,231
1,240,000	5.58%, 07/23/2036	1,282,717
	Kaisa Group Holdings Ltd(b)(h)(j)
96,603	7.72%, 12/28/2027 PIK rate, 7.72%	22,085
138,393	6.25%, 12/28/2028 PIK rate, 0.00%	26,729
232,508	6.50%, 12/28/2029 PIK rate, 6.50%	46,412
281,233	6.75%, 12/28/2030 PIK rate, 6.75%	57,992
425,184	7.00%, 12/28/2031 PIK rate, 7.00%	90,296
401,508	7.25%, 12/28/2032 PIK rate, 7.25%	87,733
1,110,000	KeyCorp 6.40%, 03/06/2035	1,205,677
1,000,000	KeyCorp Capital III 7.75%, 07/15/2029	1,056,406
1,610,000	Liberty Mutual Group Inc(b) 4.13%, 12/15/2051	1,587,529
80,000	Lloyds Banking Group PLC(g)(i) 6.63%, Perpetual	79,868
200,000	Logan Group Co Ltd(j) 4.25%, 07/12/2025	18,750
	Macquarie Airfinance Holdings Ltd(b)
680,000	5.20%, 03/27/2028	690,267
65,000	6.40%, 03/26/2029	68,113
200,000	5.15%, 03/17/2030	202,744
140,000	6.50%, 03/26/2031	149,726
1,420,000	Marsh & McLennan Cos Inc 5.00%, 03/15/2035	1,438,416
	MetLife Inc
245,000	9.25%, 04/08/2038(b)	294,040
915,000	10.75%, 08/01/2039	1,220,542
985,000	Midcap Financial Issuer Trust(b) 6.50%, 05/01/2028	983,276
Principal Amount(a)		Fair Value
Financial — (continued)
565,000	Millrose Properties REIT(b) 6.25%, 09/15/2032	$ 570,076
	Morgan Stanley
925,000	6.34%, 10/18/2033	1,013,774
1,610,000	5.42%, 07/21/2034	1,674,909
309,000	6.63%, 11/01/2034	345,514
67,000	5.47%, 01/18/2035	69,645
1,590,000	5.83%, 04/19/2035	1,689,624
1,480,000	2.48%, 09/16/2036	1,301,384
435,000	5.30%, 04/20/2037	442,482
4,063,000	5.95%, 01/19/2038	4,275,570
145,000	5.94%, 02/07/2039	152,391
1,410,000	Mutual of Omaha Insurance Co(b) 6.80%, 06/15/2036	1,557,842
1,015,000	Nationstar Mortgage Holdings Inc(b) 5.75%, 11/15/2031	1,026,419
950,000	NatWest Group PLC 6.48%, 06/01/2034	997,422
	Navient Corp
35,000	6.75%, 06/15/2026	35,367
675,000	5.00%, 03/15/2027	676,464
	Nippon Life Insurance Co(b)
805,000	6.25%, 09/13/2053	852,013
480,000	6.50%, 04/30/2055	516,859
540,000	Northern Trust Corp 5.12%, 11/19/2040	539,258
	OneMain Finance Corp
145,000	6.13%, 05/15/2030	147,840
1,330,000	7.13%, 11/15/2031	1,388,304
155,000	6.75%, 09/15/2033	156,957
395,000	Osaic Holdings Inc(b) 6.75%, 08/01/2032	412,625
560,000	PAC Designated Activity Co LLC(b) 9.25%, 07/15/2030	596,576
30,000	Panther Escrow Issuer LLC(b) 7.13%, 06/01/2031	31,087
535,000	Penn Mutual Life Insurance Co(b) 6.65%, 06/15/2034	577,030
1,365,000	PNC Financial Services Group Inc 5.58%, 01/29/2036	1,423,177
232,000	Port of Spain Waterfront Development 7.88%, 02/19/2040	231,420
	Prudential Financial Inc
338,000	5.13%, 03/01/2052	334,910
560,000	6.75%, 03/01/2053	598,382
485,000	6.50%, 03/15/2054	512,611
935,000	Reinsurance Group of America Inc 6.65%, 09/15/2055	966,133
595,000	Rocket Cos Inc(b) 6.38%, 08/01/2033	620,358
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc(b)
2,860,000	2.88%, 10/15/2026	2,818,283

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Financial — (continued)
900,000	3.63%, 03/01/2029	$ 869,286
375,000	3.88%, 03/01/2031	356,098
2,160,000	4.00%, 10/15/2033	2,006,848
61,000	Ryan Specialty LLC(b) 5.88%, 08/01/2032	62,328
590,000	Service Properties Trust REIT 4.95%, 02/15/2027	592,530
6,350	Shimao Group Holdings Ltd(b)(h)(j) 5.00%, 07/21/2031 PIK rate, 6.00%	210
124,545	Sino-Ocean Group Holding Ltd(b) 3.00%, 03/27/2033	11,209
	Societe Generale SA(b)
1,220,000	6.07%, 01/19/2035(g)	1,287,648
1,510,000	5.44%, 10/03/2036	1,513,283
	State Street Corp
675,000	6.70%, Perpetual(i)	704,246
525,000	6.12%, 11/21/2034	567,188
1,525,000	Stewart Information Services Corp 3.60%, 11/15/2031	1,348,272
1,270,000	Sumitomo Life Insurance Co(b) 5.88%, 09/10/2055	1,282,722
	Synchrony Financial
585,000	5.94%, 08/02/2030	609,673
335,000	5.45%, 03/06/2031	343,476
22,000	7.25%, 02/02/2033	23,633
843,000	Texas Capital Bancshares Inc 4.00%, 05/06/2031	832,946
	Times China Holdings Ltd(b)(h)(j)
34,469	4.00%, 03/30/2029 PIK rate, 4.00%	619
127,825	4.20%, 09/30/2032 PIK rate, 4.20%	1,783
810,000	Toronto-Dominion Bank 8.13%, 10/31/2082	854,181
	Truist Financial Corp
565,000	5.12%, 01/26/2034	575,669
775,000	5.87%, 06/08/2034	824,673
	UBS Group AG(b)
980,000	6.60%, Perpetual(g)(i)	995,252
745,000	5.62%, 09/13/2030	777,804
1,080,000	4.99%, 08/05/2033	1,095,534
894,000	4.84%, 11/06/2033	894,858
925,000	5.70%, 02/08/2035	972,605
	UniCredit SpA(b)
600,000	3.13%, 06/03/2032	557,625
400,000	5.86%, 06/19/2032	406,670
280,000	5.46%, 06/30/2035	285,408
	Wells Fargo & Co
890,000	3.90%, Perpetual(i)	887,231
935,000	5.39%, 04/24/2034	972,804
1,715,000	4.89%, 09/15/2036	1,709,644
Principal Amount(a)		Fair Value
Financial — (continued)
186,000	Willis North America Inc 5.15%, 03/15/2036	$ 186,015
	Yuzhou Group Holdings Co Ltd(h)
59,750	7.00%, 06/30/2027 PIK rate, 7.00%	3,215
47,788	4.00%, 06/30/2028 PIK rate, 4.00%	1,135
83,220	4.50%, 06/30/2029 PIK rate, 4.50%	1,664
111,080	5.00%, 06/30/2030 PIK rate, 5.00%	2,222
155,826	5.50%, 06/30/2031 PIK rate, 5.50%	1,535
58,602	1.00%, 06/30/2034 PIK rate, 1.00%	59
		145,049,558
Industrial — 4.64%
445,000	Amrize Finance US LLC 5.40%, 04/07/2035	458,904
45,000	Arcosa Inc(b) 6.88%, 08/15/2032	47,436
	Axon Enterprise Inc(b)
228,000	6.13%, 03/15/2030	235,374
123,000	6.25%, 03/15/2033	127,960
2,480,000	BAE Systems PLC(b) 5.30%, 03/26/2034	2,568,152
2,249,000	Ball Corp 5.50%, 09/15/2033	2,292,616
965,000	BNSF Funding Trust I 6.61%, 12/15/2055	965,464
	Boeing Co
1,035,000	5.15%, 05/01/2030	1,063,473
1,297,000	3.63%, 02/01/2031	1,245,888
265,000	6.39%, 05/01/2031	287,576
1,190,000	6.53%, 05/01/2034	1,316,567
928,000	5.71%, 05/01/2040	947,282
2,905,000	5.81%, 05/01/2050	2,857,342
1,380,000	6.86%, 05/01/2054	1,549,931
605,000	5.93%, 05/01/2060	593,236
395,000	7.01%, 05/01/2064	448,819
870,000	Builders FirstSource Inc(b) 6.38%, 03/01/2034	899,521
	Cemex SAB de CV(b)
995,000	5.13%, Perpetual(i)	991,973
500,000	7.20%, Perpetual(i)	521,450
640,000	3.88%, 07/11/2031	612,836
	Clean Harbors Inc(b)
11,000	6.38%, 02/01/2031	11,320
11,000	5.75%, 10/15/2033	11,284
965,000	Cornerstone Building Brands Inc(b) 9.50%, 08/15/2029	714,100
1,780,000	CRH America Finance Inc 5.00%, 02/09/2036	1,786,146
867,000	DAE Funding LLC(b) 3.38%, 03/20/2028	844,185
1,380,000	Eagle Materials Inc 5.00%, 03/15/2036	1,351,753

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Industrial — (continued)
	Entegris Inc(b)
1,850,000	4.75%, 04/15/2029	$ 1,854,037
612,000	3.63%, 05/01/2029	587,920
15,000	5.95%, 06/15/2030	15,300
23,000	Esab Corp(b) 6.25%, 04/15/2029	23,649
	FTAI Aviation Investors LLC(b)
465,000	7.00%, 05/01/2031	489,686
860,000	7.00%, 06/15/2032	904,078
	GFL Environmental Inc(b)
404,000	4.38%, 08/15/2029	397,264
587,000	6.75%, 01/15/2031	615,864
686,000	Global Infrastructure Solutions Inc(b) 7.50%, 04/15/2032	731,454
1,075,000	Graham Packaging Co Inc(b) 7.13%, 08/15/2028	1,075,917
281,000	IHS Holding Ltd(b) 8.25%, 11/29/2031	293,095
65,000	Imola Merger Corp(b) 4.75%, 05/15/2029	64,156
2,355,000	Ingersoll Rand Inc 5.70%, 08/14/2033	2,495,116
1,325,000	Jabil Inc 3.00%, 01/15/2031	1,234,545
	JH North America Holdings Inc(b)
712,000	5.88%, 01/31/2031	726,756
2,210,000	6.13%, 07/31/2032	2,268,691
	L3Harris Technologies Inc
1,000,000	5.40%, 07/31/2033	1,041,545
1,445,000	5.35%, 06/01/2034	1,495,818
1,529,000	LSB Industries Inc(b) 6.25%, 10/15/2028	1,526,560
720,000	Madison IAQ LLC(b) 5.88%, 06/30/2029	715,626
1,220,000	Mauser Packaging Solutions Holding Co(b) 9.25%, 04/15/2030	1,171,029
920,000	Maxam Prill SARL(b) 7.75%, 07/15/2030	952,013
596,000	New Enterprise Stone & Lime Co Inc(b) 9.75%, 07/15/2028	600,470
930,000	Nordson Corp 5.80%, 09/15/2033	983,690
175,000	Otis Worldwide Corp 5.13%, 09/04/2035	178,334
	Owens Corning
1,390,000	5.70%, 06/15/2034	1,461,123
1,127,000	7.00%, 12/01/2036	1,278,213
1,695,000	Quikrete Holdings Inc(b) 6.38%, 03/01/2032	1,764,292
1,136,000	Regal Rexnord Corp 6.40%, 04/15/2033	1,221,921
754,000	Sensata Technologies BV(b) 4.00%, 04/15/2029	735,673
	Sensata Technologies Inc(b)
66,000	4.38%, 02/15/2030	64,462
279,000	3.75%, 02/15/2031	261,835
Principal Amount(a)		Fair Value
Industrial — (continued)
	SMBC Aviation Capital Finance Designated Activity Co(b)
415,000	5.45%, 05/03/2028	$ 426,017
805,000	5.10%, 04/01/2030	823,387
790,000	Sonoco Products Co(g) 5.00%, 09/01/2034	782,572
590,000	Standard Building Solutions Inc(b) 5.88%, 03/15/2034	591,725
	TD SYNNEX Corp
985,000	1.75%, 08/09/2026	970,299
1,530,000	6.10%, 04/12/2034	1,616,691
285,000	5.30%, 10/10/2035	282,213
	TopBuild Corp(b)
265,000	4.13%, 02/15/2032	251,679
31,000	5.63%, 01/31/2034	31,359
	TransDigm Inc(b)
507,000	6.88%, 12/15/2030	530,579
740,000	6.63%, 03/01/2032	769,910
23,000	6.00%, 01/15/2033	23,540
1,775,000	Trimble Inc 6.10%, 03/15/2033	1,911,219
	Trivium Packaging Finance BV(b)
80,000	8.25%, 07/15/2030	85,759
395,000	12.25%, 01/15/2031	428,589
969,000	Weekley Homes LLC / Weekley Finance Corp(b) 4.88%, 09/15/2028	955,613
		64,461,871
Technology — 2.71%
1,595,000	Atlassian Corp 5.50%, 05/15/2034	1,650,537
	Booz Allen Hamilton Inc
245,000	3.88%, 09/01/2028(b)	240,471
555,000	4.00%, 07/01/2029(b)(g)	542,250
510,000	5.95%, 08/04/2033(g)	531,283
	Broadcom Inc
3,980,000	3.47%, 04/15/2034	3,629,136
575,000	3.14%, 11/15/2035(b)	495,182
24,000	3.19%, 11/15/2036(b)	20,354
1,791,000	4.93%, 05/15/2037(b)	1,767,732
	CDW LLC / CDW Finance Corp
235,000	3.28%, 12/01/2028	228,323
995,000	3.25%, 02/15/2029	957,930
1,575,000	3.57%, 12/01/2031	1,467,100
1,195,000	5.55%, 08/22/2034	1,217,603
1,230,000	Cloud Software Group Inc(b) 9.00%, 09/30/2029	1,281,058
461,000	Consensus Cloud Solutions Inc(b) 6.50%, 10/15/2028	463,168
1,140,000	Dell International LLC / EMC Corp 5.10%, 02/15/2036	1,125,822
906,000	Fair Isaac Corp(b) 6.00%, 05/15/2033	930,595

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Technology — (continued)
855,000	Foundry JV Holdco LLC(b) 5.88%, 01/25/2034	$ 878,039
	Gartner Inc(b)
445,000	3.63%, 06/15/2029	428,933
445,000	3.75%, 10/01/2030	421,995
680,000	Insight Enterprises Inc(b) 6.63%, 05/15/2032	699,037
	Leidos Inc
100,000	4.38%, 05/15/2030	99,876
230,000	2.30%, 02/15/2031	206,941
330,000	5.40%, 03/15/2032	343,235
915,000	5.75%, 03/15/2033	969,513
665,000	5.50%, 03/15/2035	691,099
1,632,000	Micron Technology Inc 5.88%, 09/15/2033	1,733,180
	MSCI Inc
1,212,000	3.63%, 09/01/2030(b)	1,157,667
200,000	3.25%, 08/15/2033(b)	179,349
755,000	5.25%, 09/01/2035	759,981
	NetApp Inc
550,000	5.50%, 03/17/2032	572,112
500,000	5.70%, 03/17/2035(g)	523,272
	Open Text Corp(b)
215,000	6.90%, 12/01/2027	223,668
95,000	3.88%, 02/15/2028	93,232
503,000	3.88%, 12/01/2029	477,362
38,000	Open Text Holdings Inc(b) 4.13%, 02/15/2030	36,321
	Oracle Corp
465,000	6.25%, 11/09/2032	484,721
565,000	5.50%, 08/03/2035	553,634
2,398,000	5.20%, 09/26/2035	2,297,478
904,000	3.95%, 03/25/2051	594,795
98,000	6.00%, 08/03/2055	86,415
1,067,000	5.95%, 09/26/2055	945,377
415,000	Paychex Inc 5.60%, 04/15/2035	434,627
631,000	Rackspace Technology Global Inc(b) 5.38%, 12/01/2028	126,200
810,000	Rocket Software Inc(b) 9.00%, 11/28/2028	835,237
	Science Applications International Corp(b)
707,000	4.88%, 04/01/2028	705,124
16,000	5.88%, 11/01/2033	16,220
	Seagate Data Storage Technology Pte Ltd(b)
40,000	4.09%, 06/01/2029	39,197
12,000	8.25%, 12/15/2029	12,725
12,000	5.88%, 07/15/2030	12,370
12,000	5.75%, 12/01/2034	12,299
	Synopsys Inc
700,000	5.15%, 04/01/2035	711,442
815,000	5.70%, 04/01/2055	808,471
850,000	VMware LLC 2.20%, 08/15/2031	755,271
	Western Digital Corp
116,000	4.75%, 02/15/2026	116,089
1,140,000	2.85%, 02/01/2029	1,091,083
Principal Amount(a)		Fair Value
Technology — (continued)
30,000	Zebra Technologies Corp(b) 6.50%, 06/01/2032	$ 31,012
		37,713,143
Utilities — 1.41%
565,000	AES Corp 7.60%, 01/15/2055	575,400
300,000	Alpha Generation LLC(b) 6.25%, 01/15/2034	302,693
970,000	Capital Power US Holdings Inc(b) 6.19%, 06/01/2035	1,012,656
1,275,000	CMS Energy Corp 4.75%, 06/01/2050	1,254,123
248,000	Comision Ejecutiva Hidroelectrica del Rio Lempa(b) 8.65%, 01/24/2033	265,980
	Dominion Energy Inc
535,000	7.00%, 06/01/2054	579,272
715,000	6.20%, 02/15/2056	715,487
750,000	Duke Energy Corp 5.45%, 06/15/2034	780,969
540,000	Electricite de France SA(b) 6.90%, 05/23/2053	594,868
775,000	Enel Finance International NV(b) 7.50%, 10/14/2032	892,837
975,000	Entergy Corp 7.13%, 12/01/2054	1,023,704
450,000	Eskom Holdings (b) 8.45%, 08/10/2028	482,443
1,235,000	KeySpan Gas East Corp(b) 5.99%, 03/06/2033	1,303,011
225,000	Limak Yenilenebilir Enerji AS(b) 9.63%, 08/12/2030	220,871
1,040,000	NextEra Energy Capital Holdings Inc 6.50%, 08/15/2055	1,095,692
	NRG Energy Inc(b)
1,245,000	4.45%, 06/15/2029	1,239,504
1,470,000	7.00%, 03/15/2033	1,624,922
	Pacific Gas & Electric Co
100,000	5.45%, 06/15/2027	101,663
320,000	3.25%, 06/01/2031	297,756
235,000	4.30%, 03/15/2045	186,410
815,000	Southern California Edison Co 6.00%, 01/15/2034	855,237
845,000	Southern Co 5.70%, 03/15/2034	889,590
210,000	Southern Co Gas Capital Corp 5.75%, 09/15/2033	222,524
190,000	Southern Power Co 4.90%, 10/01/2035	187,953
729,000	Vistra Corp(b)(i) 8.00%, Perpetual	747,329
	Vistra Operations Co LLC(b)
885,000	6.88%, 04/15/2032	932,277

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Utilities — (continued)
220,000	5.70%, 12/30/2034	$ 227,076
220,000	5.25%, 10/15/2035	219,294
692,000	VoltaGrid LLC(b) 7.38%, 11/01/2030	685,596
		19,517,137
TOTAL CORPORATE BONDS AND NOTES — 41.12% (Cost $560,620,223)		$571,423,363
CONVERTIBLE BONDS
Communications — 0.22%
243,000	DoorDash Inc(b)(k) (0.99%), 05/15/2030	253,813
450,532	EchoStar Corp(h) 3.88%, 11/30/2030 PIK rate, 0.00%	1,504,777
55,000	InterDigital Inc 3.50%, 06/01/2027	226,628
185,000	Lyft Inc(b)(k) (2.46%), 09/15/2030	208,680
180,000	MakeMyTrip Ltd(b)(k) 0.48%, 07/01/2030	176,220
79,000	Spotify USA Inc(k) (57.09%), 03/15/2026	89,665
255,000	Uber Technologies Inc 0.88%, 12/01/2028	330,735
269,000	Wix.com Ltd(b)(k) 2.80%, 09/15/2030	237,661
		3,028,179
Consumer, Cyclical — 0.05%
216,000	Burlington Stores Inc 1.25%, 12/15/2027	319,896
69,000	Freshpet Inc 3.00%, 04/01/2028	80,661
227,000	NCL Corp Ltd(b) 0.88%, 04/15/2030	252,680
		653,237
Consumer, Non-Cyclical — 0.04%
255,000	Euronet Worldwide Inc(b) 0.63%, 10/01/2030	232,528
253,000	Post Holdings Inc 2.50%, 08/15/2027	272,228
112,000	Zoetis Inc(b) 0.25%, 06/15/2029	115,080
		619,836
Energy — 0.01%
83,000	Northern Oil & Gas Inc 3.63%, 04/15/2029	79,971
Financial — 0.02%
198,900	CIFI Holdings Group Co Ltd(k) 0.00%, 06/30/2029	18,647
Principal Amount(a)		Fair Value
Financial — (continued)
215,000	IREN Ltd(b)(k) 6.37%, 07/01/2031	$ 159,207
	Kaisa Group Holdings Ltd(b)(j)(k)
74,267	0.00%, 12/31/2026	743
92,838	0.00%, 12/31/2027	464
148,535	0.00%, 12/31/2028	557
148,535	0.00%, 12/31/2029	557
185,669	0.00%, 12/31/2030	232
185,669	0.00%, 12/31/2031	232
350,277	0.00%, 12/31/2032	876
641,821	Shimao Group Holdings Ltd(b)(j)(k) 0.00%, 07/21/2026	17,971
307,807	Sino-Ocean Group Holding Ltd(b)(k) 0.00%, 03/27/2027	2,308
	Sunac China Holdings Ltd(b)(k)
318,711	0.00%, 06/23/2026	50,994
235,513	0.00%, 06/23/2028	53,718
186,979	Times China Holdings Ltd 0.00%, 03/30/2027(b)(k)	2,486
		308,992
Industrial — 0.06%
152,000	Advanced Energy Industries Inc 2.50%, 09/15/2028	249,204
211,000	Fluor Corp 1.13%, 08/15/2029	240,371
67,000	Granite Construction Inc 3.75%, 05/15/2028	169,979
246,000	Itron Inc 1.38%, 07/15/2030	248,614
		908,168
Technology — 0.21%
148,000	Cloudflare Inc(b)(k) (1.80%), 06/15/2030	160,876
94,000	Commvault Systems Inc(b)(k) 2.77%, 09/15/2030	83,143
300,000	CyberArk Software Ltd(b)(k) (2.59%), 06/15/2030	320,550
311,000	Guidewire Software Inc 1.25%, 11/01/2029	341,944
187,000	Nova Ltd(b)(k) (4.17%), 09/15/2030	232,535
385,000	Nutanix Inc 0.50%, 12/15/2029	371,332
342,000	Rubrik Inc(b)(k) 0.40%, 06/15/2030	336,015
73,000	Seagate HDD Cayman 3.50%, 06/01/2028	245,171
192,000	Snowflake Inc(k) (9.39%), 10/01/2029	296,448
137,000	Tyler Technologies Inc 0.25%, 03/15/2026	138,507

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Technology — (continued)
354,000	Zscaler Inc(b)(k) 2.71%, 07/15/2028	$ 331,167
		2,857,688
Utilities — 0.06%
128,000	Evergy Inc 4.50%, 12/15/2027	155,776
238,000	FirstEnergy Corp(b) 3.88%, 01/15/2031	256,088
206,000	Pinnacle West Capital Corp 4.75%, 06/15/2027	219,905
137,000	UGI Corp 5.00%, 06/01/2028	194,129
		825,898
TOTAL CONVERTIBLE BONDS — 0.67% (Cost $10,100,932)		$9,281,969
FOREIGN GOVERNMENT BONDS AND NOTES
526,000	Abu Dhabi Government International Bond(b) 3.88%, 04/16/2050	422,387
	Angolan Government International Bond(b)
451,000	8.00%, 11/26/2029	440,144
517,000	9.24%, 01/15/2031	520,082
743,000	8.75%, 04/14/2032	723,956
	Argentine Republic Government International Bond(d)
3,292,800	0.75%, 07/09/2030	2,798,880
543,000	4.13%, 07/09/2035	403,992
636,000	3.50%, 07/09/2041	440,112
961,227	4.13%, 07/09/2046	685,836
172,000	Benin Government International Bond(b) 7.96%, 02/13/2038	178,304
27,548	Brazil Notas do Tesouro Nacional Serie F(j) BRL, 10.00%, 01/01/2031	4,414,799
	Brazilian Government International Bond
290,000	6.25%, 03/18/2031	302,398
730,000	6.00%, 10/20/2033	737,665
1,553,000	6.63%, 03/15/2035	1,599,901
1,034,000	7.25%, 01/12/2056	1,022,729
538,000	Bulgaria Government International Bond 5.00%, 03/05/2037	534,234
	Chile Government International Bond
211,000	3.50%, 01/31/2034	193,898
1,659,000	4.95%, 01/05/2036	1,672,521
387,000	5.65%, 01/13/2037	408,711
400,000	4.34%, 03/07/2042	355,360
265,000	5.33%, 01/05/2054	255,539
1,440,000	3.10%, 01/22/2061	890,640
2,321,000	3.25%, 09/21/2071	1,433,101
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Colombia Government International Bond
868,000	7.38%, 04/25/2030	$ 916,608
411,000	8.00%, 04/20/2033	441,825
1,602,000	8.00%, 11/14/2035	1,706,931
235,000	8.75%, 11/14/2053(g)	258,735
	Costa Rica Government International Bond(b)
787,000	6.55%, 04/03/2034	857,830
477,000	7.30%, 11/13/2054	535,433
60,580,000	Czech Republic Government Bond CZK, 1.75%, 06/23/2032	2,532,842
	Dominican Republic International Bond
966,000	5.88%, 10/28/2035(b)	967,642
496,000	6.60%, 06/01/2036(b)	522,015
675,000	6.95%, 03/15/2037(b)	724,343
1,116,000	6.95%, 03/15/2037	1,197,580
814,000	Eagle Funding Luxco SARL(b) 5.50%, 08/17/2030	829,132
	Ecuador Government International Bond(d)
1,180,899	6.90%, 07/31/2030	1,164,083
194,000	6.90%, 07/31/2035	171,011
449,000	5.00%, 07/31/2040	351,343
	Egypt Government International Bond
1,368,000	5.80%, 09/30/2027	1,382,281
158,000	8.63%, 02/04/2030(b)	175,275
780,000	5.88%, 02/16/2031(b)	780,052
1,176,000	8.50%, 01/31/2047(b)	1,153,636
654,000	8.75%, 09/30/2051(b)	654,330
	El Salvador Government International Bond
263,000	8.63%, 02/28/2029(b)	280,095
334,000	9.25%, 04/17/2030	363,058
696,000	7.65%, 06/15/2035	721,752
223,000	7.63%, 02/01/2041	222,220
410,000	Emirate of Dubai Government International Bonds 3.90%, 09/09/2050	309,710
143,000	Ethiopia International Bond(b)(j) 6.63%, 12/11/2026	153,207
	Gabon Government International Bond
211,000	9.50%, 02/18/2029	182,557
862,000	6.63%, 02/06/2031(b)	667,628
	Ghana Government International Bond
6,640	0.00%, 07/03/2026(b)(k)	6,518
4,864	0.00%, 07/03/2026(k)	4,775
18,811	0.00%, 01/03/2030(b)(k)	16,611
13,779	0.00%, 01/03/2030(k)	12,170
1,113,792	5.00%, 07/03/2035(d)	1,017,759

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Guatemala Government Bond
522,000	6.25%, 08/15/2036	$ 545,490
403,000	4.65%, 10/07/2041	347,991
486,000	6.88%, 08/15/2055(b)	520,106
	Hungary Government Bond
395,790,000	HUF, 9.50%, 10/21/2026	1,239,873
474,610,000	HUF, 2.75%, 12/22/2026(g)	1,407,650
	Hungary Government International Bond
239,000	2.13%, 09/22/2031(j)	205,994
393,000	6.25%, 09/22/2032(b)	419,124
524,000	5.50%, 06/16/2034(b)	531,397
424,000	6.00%, 09/26/2035(b)	440,761
2,042,000	5.50%, 03/26/2036(b)	2,036,546
	Indonesia Government International Bond
250,000	4.55%, 01/11/2028	252,377
838,000	2.85%, 02/14/2030	791,665
224,000	4.75%, 09/10/2034	223,615
872,000	5.60%, 01/15/2035(g)	921,217
507,000	4.20%, 10/15/2050	417,475
113,000	5.10%, 02/10/2054(g)	109,168
106,000	3.20%, 09/23/2061	67,958
	Ivory Coast Government International Bond(b)
744,000	6.13%, 06/15/2033(g)	743,437
265,000	8.08%, 04/01/2036	285,750
460,000	8.25%, 01/30/2037	499,923
1,104,000	Kazakhstan Government International Bond(b) 5.50%, 07/01/2037	1,137,862
538,000	KSA Ijarah Sukuk Ltd(b) 4.88%, 09/09/2035	540,556
	Kuwait International Government Bond(b)
1,859,000	4.14%, 10/09/2030	1,858,218
1,649,000	4.65%, 10/09/2035	1,646,723
1,665,000	Kyrgyz Republic International Bond(b) 7.75%, 06/03/2030	1,716,499
758,000	Lebanon Government International Bond(j) 7.00%, 03/23/2032	177,781
11,000,000	Malaysia Government Bond MYR, 2.63%, 04/15/2031	2,616,078
	Mexican Bonos
256,200(l)	MXN, 8.50%, 05/31/2029	1,434,592
706,000(l)	MXN, 8.50%, 11/18/2038	3,673,089
258,000(l)	MXN, 7.75%, 11/13/2042	1,224,631
	Mexico Government International Bond
708,000	5.38%, 03/22/2033	701,628
1,465,000	3.50%, 02/12/2034	1,266,493
392,000	6.63%, 01/29/2038	409,052
780,000	6.34%, 05/04/2053	742,950
306,000	3.77%, 05/24/2061	188,343
547,000	Mozambique International Bond(b)(d) 9.00%, 09/15/2031	467,171
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Nigeria Government International Bond
805,000	6.50%, 11/28/2027	$ 815,842
300,000	9.63%, 06/09/2031(b)	340,491
784,000	7.38%, 09/28/2033(b)	797,347
1,274,000	10.38%, 12/09/2034(b)	1,511,333
230,000	8.63%, 01/13/2036(b)	246,954
2,237,000	Oman Government International Bond(b) 6.50%, 03/08/2047	2,400,554
	Pakistan Government International Bond
1,173,000	6.00%, 04/08/2026	1,170,021
903,000	6.88%, 12/05/2027	909,361
702,000	7.38%, 04/08/2031(b)	699,036
	Panama Government International Bond
600,000	3.88%, 03/17/2028	588,780
276,000	7.50%, 03/01/2031	305,974
232,000	8.00%, 03/01/2038	270,883
736,000	3.87%, 07/23/2060	486,570
	Peruvian Government International Bond
995,000	5.38%, 02/08/2035	1,016,393
820,000	3.60%, 01/15/2072	518,896
	Philippine Government International Bond
437,000	5.50%, 02/04/2035	462,610
1,449,000	4.75%, 03/05/2035	1,454,445
1,090,000	3.70%, 03/01/2041	910,828
286,000	Republic of Cameroon International Bond(g) 9.50%, 07/31/2031	285,285
	Republic of Kenya Government International Bond(b)
100,000	9.75%, 02/16/2031	109,380
587,000	7.88%, 10/09/2033	586,740
397,000	9.50%, 03/05/2036	422,609
	Republic of Poland Government International Bond
331,000	4.88%, 10/04/2033	336,599
374,000	5.13%, 09/18/2034	383,038
2,867,000	5.38%, 02/12/2035	2,972,071
2,674,000	5.50%, 03/18/2054	2,557,233
	Republic of South Africa Government Bond
114,404,000	ZAR, 9.00%, 01/31/2040	6,918,519
51,600,000	ZAR, 8.75%, 02/28/2048	2,995,257
	Republic of South Africa Government International Bond
1,255,000	6.13%, 12/11/2037(b)	1,238,371
322,000	5.38%, 07/24/2044	274,631
1,617,000	5.65%, 09/27/2047	1,366,390
602,000	7.95%, 11/19/2054(b)	647,185
	Republic of Uzbekistan International Bond
755,000	EUR, 5.38%, 05/29/2027(b)	906,555

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
300,000	7.85%, 10/12/2028(b)	$ 321,077
440,000	EUR, 5.10%, 02/25/2029(b)	534,357
510,000	EUR, 5.10%, 02/25/2029	619,368
200,000	3.70%, 11/25/2030	185,610
855,000	3.90%, 10/19/2031	790,386
2,595,000	6.90%, 02/28/2032(b)	2,788,988
820,000	6.95%, 05/25/2032(b)	885,330
	Romanian Government International Bond
1,344,000	5.88%, 01/30/2029(b)	1,386,788
1,416,000	7.13%, 01/17/2033(b)	1,537,097
430,000	7.13%, 01/17/2033	466,774
407,000	6.38%, 01/30/2034(b)	423,292
1,812,000	6.38%, 01/30/2034	1,884,535
238,000	5.75%, 03/24/2035(b)	235,811
253,000	6.63%, 05/16/2036(b)	263,702
2,236,000	6.63%, 05/16/2036	2,331,030
	Saudi Government International Bond
680,000	5.50%, 10/25/2032(b)	721,823
1,429,000	5.63%, 01/13/2035(b)	1,514,775
565,000	5.63%, 01/13/2035(g)	600,030
1,131,000	4.50%, 10/26/2046(b)	966,947
835,000	Senegal Government International Bond(b) 6.25%, 05/23/2033	482,996
	Sri Lanka Government International Bond(b)
62,826	4.00%, 04/15/2028	60,156
329,229	3.10%, 01/15/2030(d)	311,533
131,870	3.35%, 03/15/2033(d)	112,914
1,397,042	3.60%, 06/15/2035(d)	1,059,719
123,647	3.60%, 02/15/2038(d)	112,210
	Trinidad & Tobago Government International Bond
214,000	5.95%, 01/14/2031(b)	217,531
136,000	6.40%, 06/26/2034(b)	137,020
253,000	6.40%, 06/26/2034(g)	254,898
	Turkiye Government Bond
94,830,000	TRY, 37.00%, 02/18/2026	2,210,352
105,855,000	TRY, 36.00%, 08/12/2026	2,484,435
	Turkiye Government International Bond
1,865,000	9.13%, 07/13/2030	2,134,164
141,000	7.25%, 05/29/2032	150,087
1,415,000	7.63%, 05/15/2034	1,537,369
1,748,000	6.95%, 09/16/2035	1,800,440
598,000	6.63%, 02/17/2045	555,945
199,000	UAE International Government Bond(b) 4.05%, 07/07/2032	199,191
	Ukraine Government International Bond
107,444	4.50%, 02/01/2029(d)	80,069
30,723	13.23%, 02/01/2030(d)	18,203
1,196,000	4.50%, 02/01/2034(b)(d)	728,897
114,812	9.44%, 02/01/2034(d)	54,456
939,860	4.50%, 02/01/2035(d)	562,514
58,769	4.50%, 02/01/2036(d)	34,542
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
771,840	1.92%, 05/31/2041	$ 575,021
	Uruguay Government International Bond
35,540,000	UYU, 8.50%, 03/15/2028	928,972
34,665,000	UYU, 9.75%, 07/20/2033	997,567
33,623,000	UYU, 8.00%, 10/29/2035	887,775
1,529,000	5.10%, 06/18/2050	1,441,388
797,000	4.98%, 04/20/2055	725,868
1,190,000	Venezuela Government International Bond(j) 12.75%, 08/23/2022	371,875
339,389	Zambia Government International Bond(b)(d) 5.75%, 06/30/2033	334,185
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 10.83% (Cost $143,907,617)		$150,451,552
MORTGAGE-BACKED SECURITIES
Non-Agency — 7.88%
	A&D Mortgage Trust(b)
	Series 2023-NQM3 Class A1
748,672	6.73%, 07/25/2068(d)	753,008
	Series 2025-NQM2 Class A1
1,251,538	5.79%, 06/25/2070(e)	1,263,384
	Ajax Mortgage Loan Trust(b)(d)
	Series 2019-D Class A1
102,020	2.96%, 09/25/2065	99,020
	Series 2022-B Class A1
1,117,807	3.50%, 03/27/2062	1,084,697
1,725,000	ALA Trust(b)(c) Series 2025-OANA Class A 5.49%, 06/15/2040 1-mo. SOFR + 1.74%	1,731,466
	Angel Oak Mortgage Trust(b)
	Series 2021-3 Class A2
242,609	1.31%, 05/25/2066(e)	211,616
	Series 2022-5 Class A1
1,444,260	4.50%, 05/25/2067(d)	1,436,990
	Series 2023-1 Class A1
2,314,579	4.75%, 09/26/2067(d)	2,306,620
315,000	Arixa Mortgage Trust(b) Series 2025-RTL1 Class A1 5.74%, 08/25/2030	317,019
	Arroyo Mortgage Trust(b)
	Series 2019-1 Class A1
80,381	3.81%, 01/25/2049(e)	78,630
	Series 2019-2 Class A1
303,405	3.35%, 04/25/2049(e)	296,431
	Series 2020-1 Class A3
1,810,000	3.33%, 03/25/2055	1,672,229

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Non-Agency — (continued)
289,105	ATLX Trust(b)(d) Series 2024-RPL2 Class A1 3.85%, 04/25/2063	$ 282,409
480,000	BANK Series 2021-BN35 Class AS 2.46%, 06/15/2064	416,601
	Barclays Commercial Mortgage Securities Trust(b)(c)
	Series 2018-CBM Class A
1,629,000	5.03%, 07/15/2037 1-mo. SOFR + 1.30%	1,591,067
	Series 2018-TALL Class A
1,260,000	4.67%, 03/15/2037 1-mo. SOFR + 0.92%	1,192,710
	BFLD Commercial Mortgage Trust(b)(c)
	Series 2025-660F Class B
250,000	5.55%, 11/15/2042 1-mo. SOFR + 1.80%	250,778
	Series 2025-660F Class C
220,000	5.90%, 11/15/2042 1-mo. SOFR + 2.15%	221,093
	BPR Trust(b)
	Series 2021-NRD Class B
130,000	6.07%, 12/15/2038(c) 1-mo. SOFR + 2.12%	129,138
	Series 2021-NRD Class C
145,000	6.37%, 12/15/2038(c) 1-mo. SOFR + 2.42%	143,796
	Series 2021-NRD Class D
90,000	7.67%, 12/15/2038(c) 1-mo. SOFR + 3.72%	89,158
	Series 2025-STAR Class A
150,000	4.95%, 11/05/2042(e)	150,873
58,220	Bunker Hill Loan Depositary Trust(b)(d) Series 2019-2 Class A1 2.88%, 07/25/2049	57,289
	BX Trust(b)
	Series 2019-OC11 Class B
860,000	3.61%, 12/09/2041	822,907
	Series 2019-OC11 Class D
1,129,000	3.94%, 12/09/2041(e)	1,075,420
	Series 2022-AHP Class B
730,000	5.59%, 01/17/2039(c) 1-mo. SOFR + 1.84%	729,335
	Series 2022-CLS Class A
1,294,000	5.76%, 10/13/2027	1,298,183
	Series 2024-VLT4 Class A
415,000	5.24%, 06/15/2041(c) 1-mo. SOFR + 1.49%	414,870
	Series 2024-VLT5 Class B
105,000	5.80%, 11/13/2046(e)	106,677
	Series 2024-XL5 Class A
975,870	5.14%, 03/15/2041(c) 1-mo. SOFR + 1.39%	976,471
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2025-DELC Class C
245,000	6.16%, 12/15/2042(c) 1-mo. SOFR + 2.20%	$ 245,612
	Series 2025-ROIC Class C
1,055,882	5.28%, 03/15/2030(c) 1-mo. SOFR + 1.54%	1,051,925
	Series 2025-VLT6 Class A
2,460,000	5.19%, 03/15/2042(c) 1-mo. SOFR + 1.44%	2,552,964
	Series 2025-VLT7 Class A
900,000	5.45%, 07/15/2044(c) 1-mo. SOFR + 1.70%	901,395
	Series 2025-VLT7 Class B
790,000	5.75%, 07/15/2044(c) 1-mo. SOFR + 2.00%	791,224
90,516	CAFL Issuer LLC(b)(d) Series 2021-RTL1 Class A1 4.24%, 03/28/2029	85,894
545,000	Cardinal Mortgage Trust(b)(d) Series 2025-RTL1 Class A1 5.59%, 11/25/2030	546,502
1,540,000	CENT Trust(b)(e) Series 2025-CITY Class A 4.92%, 07/10/2040	1,558,730
379,316	Chase Mortgage Finance Corp(b)(e) Series 2016-SH2 Class M2 3.70%, 12/25/2045	357,155
	Citigroup Mortgage Loan Trust(b)(e)
	Series 2019-RP1 Class M2
185,000	4.00%, 01/25/2066	172,588
	Series 2025-INV1 Class A2
848,419	6.00%, 01/25/2055	864,062
124,696	COLT Mortgage Loan Trust(b)(d) Series 2023-4 Class A1 7.16%, 10/25/2068	126,228
	COMM Mortgage Trust(b)
	Series 2012-LTRT Class A2
55,237	3.40%, 10/05/2030	54,867
	Series 2024-CBM Class A2
200,000	5.87%, 12/10/2041(e)	203,583
495,000	CoreVest American Finance Trust(b)(d) Series 2023-RTL1 Class A1 7.55%, 12/28/2030	495,000
	Credit Suisse Mortgage Trust(b)
	Series 2014-USA Class B
285,000	4.18%, 09/15/2037	249,467
	Series 2014-USA Class D
100,000	4.37%, 09/15/2037	84,934

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2017-RPL1 Class A1
1,194,494	2.75%, 07/25/2057(e)	$ 1,171,975
	Series 2021-RPL4 Class A1
136,654	4.15%, 12/27/2060(e)	136,126
460,000	DC Commercial Mortgage Trust(b)(e) Series 2023-DC Class C 7.14%, 09/12/2040	475,672
	Deephaven Residential Mortgage Trust(b)(e)
	Series 2022-1 Class A1
1,442,758	2.21%, 01/25/2067	1,356,792
	Series 2025-INV1 Class A1
936,287	5.09%, 11/25/2060	938,056
	Ellington Financial Mortgage Trust(b)(e)
	Series 2019-2 Class A3
26,943	3.05%, 11/25/2059	26,208
	Series 2025-NQM2 Class A1
793,081	5.60%, 06/25/2070	800,433
1,058,000	ELM Trust(b)(e) Series 2024-ELM Class A10 5.80%, 06/10/2039	1,063,555
	Extended Stay America Trust(b)(c)
	Series 2025-ESH Class C
105,000	5.60%, 10/15/2042 1-mo. SOFR + 1.85%	105,164
	Series 2025-ESH Class D
105,000	6.35%, 10/15/2042 1-mo. SOFR + 2.60%	105,656
	Series 2025-ESH Class E
120,000	7.10%, 10/15/2042 1-mo. SOFR + 3.35%	120,749
1,575,000	Fashion Show Mall LLC(b)(e) Series 2024-SHOW Class A 5.10%, 10/10/2041	1,598,685
820,000	Fontainebleau Miami Beach Mortgage Trust(b)(c) Series 2024-FBLU Class A 5.19%, 12/15/2039 1-mo. SOFR + 1.45%	821,794
83,253	GCAT Trust(b)(e) Series 2019-RPL1 Class A1 2.65%, 10/25/2068	81,376
1,090,000	GITSIT Mortgage Loan Trust(b)(d) Series 2025-NPL2 Class A1 5.42%, 12/25/2055	1,090,000
	GS Mortgage Securities Trust(e)
	Series 2013-G1 Class B
66,727	3.72%, 04/10/2031(b)	66,147
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2013-PEMB Class A
130,000	3.55%, 03/05/2033(b)	$ 92,950
	Series 2013-PEMB Class D
430,000	3.55%, 03/05/2033(b)	15,050
	Series 2014-GC22 Class B
200,000	4.39%, 06/10/2047	163,117
1,075,000	Houston Galleria Mall Trust(b)(e) Series 2025-HGLR Class A 5.46%, 02/05/2045	1,113,902
1,790,000	Hudson Yards Mortgage Trust(b)(e) Series 2025-SPRL Class A 5.47%, 01/13/2040	1,855,854
1,379,592	Imperial Fund Mortgage Trust(b)(d) Series 2022-NQM3 Class A1 4.38%, 05/25/2067	1,374,957
	JPMorgan Chase Commercial Mortgage Securities Trust(b)
	Series 2012-LC9 Class C
143,790	3.57%, 12/15/2047(e)	139,616
	Series 2024-OMNI Class A
1,535,000	5.80%, 10/05/2039(e)	1,565,084
	Series 2025-BMS Class A
400,000	5.35%, 01/15/2042(c) 1-mo. SOFR + 1.60%	399,875
	Series 2025-BMS Class B
300,000	5.75%, 01/15/2042(c) 1-mo. SOFR + 2.00%	298,882
1,051,551	JPMorgan Mortgage Trust(b)(e) Series 2025-NQM2 Class A1 5.57%, 09/25/2065	1,060,933
819,734	JPMorgan Seasoned Mortgage Trust(b)(e) Series 2024-1 Class A4 4.38%, 01/25/2063	803,620
	Legacy Mortgage Asset Trust(b)
	Series 2020-RPL1 Class A2
200,000	3.25%, 09/25/2059(e)	182,448
	Series 2021-GS4 Class A1
81,408	5.65%, 11/25/2060(d)	81,470
200,000	LEX Mortgage Trust(b)(e) Series 2024-BBG Class A 4.87%, 10/13/2033	201,179
1,680,000	LHOME Mortgage Trust(b)(d) Series 2024-RTL1 Class A1 7.02%, 01/25/2029	1,686,254
900,000	MetLife Securitization Trust(b)(e) Series 2017-1A Class M1 3.39%, 04/25/2055	826,408

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Non-Agency — (continued)
819,494	MFA Trust(b)(d) Series 2022-INV1 Class A1 3.91%, 04/25/2066	$ 813,500
	MFRA Trust
	Series 2020-NQM3 Class A1
401,926	1.01%, 01/26/2065(b)(e)	384,019
	Series 2022-INV2 Class A1
1,037,617	4.95%, 07/25/2057(b)(d)	1,035,502
	Series 2022-NQM2 Class A1
237,358	4.00%, 05/25/2067(b)(d)	235,275
	Series 2024-NPL1 Class A1
464,988	6.33%, 09/25/2054(d)	465,638
	Series 2024-NQM2 Class A1
1,148,361	5.27%, 08/25/2069(b)(d)	1,150,099
	Mill City Mortgage Loan Trust(b)(e)
	Series 2019-1 Class M2
603,888	3.50%, 10/25/2069	562,540
	Series 2019-GS1 Class A1
85,618	2.75%, 07/25/2059	84,177
1,225,000	MIRA Trust(b) Series 2023-MILE Class A 6.75%, 06/10/2038	1,272,246
	Morgan Stanley BAML Trust
	Series 2012-CKSV Class A2
80,762	3.28%, 10/15/2030(b)	77,530
	Series 2013-C11 Class B
80,000	4.08%, 08/15/2046(e)	48,376
	Series 2013-C12 Class C
14,551	4.70%, 10/15/2046(e)	13,824
1,922,000	MSSG Trust(b) Series 2017-237P Class A 3.40%, 09/13/2039	1,834,305
	New Residential Mortgage Loan Trust(b)
	Series 2017-2A Class A3
918,794	4.00%, 03/25/2057(e)	894,798
	Series 2021-NQ2R Class A1
217,870	0.94%, 10/25/2058(e)	209,395
	Series 2022-NQM2 Class A1
2,351,701	3.08%, 03/27/2062(e)	2,235,052
	Series 2024-RTL1 Class A1
615,000	6.66%, 03/25/2039(d)	617,849
	New York Mortgage Trust(b)
	Series 2022-CP1 Class A1
1,978,201	2.04%, 07/25/2061	1,863,394
	Series 2024-BPL2 Class A1
700,000	6.51%, 05/25/2039(d)	706,292
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-BPL3 Class A1
340,000	5.27%, 09/25/2039(d)	$ 340,793
	Series 2024-CP1 Class A1
1,741,486	3.75%, 02/25/2068(e)	1,625,394
	Series 2025-R1 Class A
58,695	6.38%, 02/25/2030(d)	58,852
	NYC Commercial Mortgage Trust(b)(e)
	Series 2025-299P Class A
930,000	5.66%, 02/10/2047	977,437
	Series 2025-300P Class A
2,155,000	4.88%, 07/13/2042	2,163,438
	Onslow Bay Financial LLC(b)
	Series 2023-NQM5 Class A1A
604,508	6.57%, 06/25/2063(d)	607,581
	Series 2023-NQM9 Class A1
954,953	7.16%, 10/25/2063(d)	966,624
	Series 2024-HYB2 Class A1
631,111	3.69%, 04/25/2053(e)	625,843
	Series 2024-NQM9 Class A1
746,132	6.03%, 01/25/2064(d)	755,846
63,686	Palisades Mortgage Loan Trust(b)(d) Series 2021-RTL1 Class A1 3.49%, 06/25/2026	63,686
	PMT Loan Trust(b)(e)
	Series 2024-INV2 Class A1
746,454	6.00%, 12/25/2059	758,724
	Series 2025-INV7 Class A7
1,367,634	6.00%, 06/25/2056	1,394,194
	Pretium Mortgage Credit Partners(b)
	Series 2024-RPL1 Class A1
1,431,022	3.90%, 10/25/2063(e)	1,387,279
	Series 2025-NPL1 Class A1
1,049,644	6.06%, 02/25/2055(d)	1,051,578
	Series 2025-NPL3 Class A1
413,647	6.71%, 04/25/2055(d)	415,592
	Series 2025-NPL6 Class A1
388,226	5.74%, 06/25/2055(d)	389,731
	Series 2025-NPL8 Class A1
1,024,522	5.73%, 08/25/2055(d)	1,027,247
1,365,206	PRKCM Trust(b)(e) Series 2022-AFC1 Class A1A 4.10%, 04/25/2057	1,362,930

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	PRP Advisors LLC(b)(d)
	Series 2024-7 Class A1
266,403	5.87%, 11/25/2029	$ 266,540
	Series 2025-2 Class A1
211,978	6.47%, 05/25/2030	212,373
	Series 2025-8 Class A1
913,941	5.39%, 10/25/2030	912,177
95,423	RCKT Mortgage Trust(b)(e) Series 2020-1 Class A1 3.00%, 02/25/2050	83,529
	RCO IX Mortgage LLC(b)(d)
	Series 2025-2 Class A1
1,184,951	6.51%, 04/25/2030	1,188,744
	Series 2025-4 Class A1
1,270,906	5.31%, 10/25/2030	1,271,229
510,583	RCO VIII Mortgage LLC(b)(d) Series 2025-3 Class A1 6.43%, 05/25/2030	511,702
934,722	RCO X Mortgage LLC(b)(d) Series 2025-1 Class A1 5.88%, 01/25/2030	936,693
711,102	Redwood Funding Trust(b)(d) Series 2025-1 Class A 7.58%, 05/27/2055	711,884
1,415,000	RFR Trust(b)(e) Series 2025-SGRM Class A 5.38%, 03/11/2041	1,448,000
1,410,000	RIDE(b)(e) Series 2025-SHRE Class C 6.12%, 02/14/2047	1,432,606
815,000	ROC Mortgage Trust(b)(d) Series 2024-RTL1 Class A1 5.59%, 10/25/2039	822,961
	ROCC Trust(b)
	Series 2024-CNTR Class A
970,000	5.39%, 11/13/2041	996,557
	Series 2024-CNTR Class C
1,135,000	6.47%, 11/13/2041	1,180,153
190,000	TCO Commercial Mortgage Trust(b)(c) Series 2024-DPM Class A 4.99%, 12/15/2039 1-mo. SOFR + 1.24%	190,000
130,000	Toorak Mortgage Trust(b)(d) Series 2024-RRTL1 Class A1 6.60%, 02/25/2039	130,497
	Towd Point Mortgage Trust(b)
	Series 2016-4 Class B1
615,000	3.96%, 07/25/2056(e)	600,975
	Series 2017-1 Class M1
635,000	3.75%, 10/25/2056(e)	628,284
	Series 2017-4 Class A2
1,241,583	3.00%, 06/25/2057(e)	1,187,075
	Series 2017-4 Class M2
325,000	3.25%, 06/25/2057(e)	288,839
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2018-5 Class M1
170,000	3.25%, 07/25/2058(e)	$ 145,353
	Series 2018-6 Class A2
1,590,000	3.75%, 03/25/2058(e)	1,474,944
	Series 2019-2 Class A2
1,170,000	3.75%, 12/25/2058(e)	1,074,138
	Series 2019-2 Class M1
945,000	3.75%, 12/25/2058(e)	827,929
	Series 2019-4 Class A1
136,080	2.90%, 10/25/2059(e)	131,273
	Series 2019-4 Class A2
615,000	3.25%, 10/25/2059(e)	563,204
	Series 2019-HY2 Class M1
925,000	5.44%, 05/25/2058(c) 1-mo. SOFR + 1.71%	926,908
	Series 2021-1 Class A2
1,050,000	2.75%, 11/25/2061(e)	905,636
850,000	TVC Mortgage Trust(b)(d) Series 2024-RRTL1 Class A1 5.55%, 07/25/2039	851,621
	VCAT LLC(b)(d)
	Series 2025-NPL1 Class A1
313,692	5.88%, 01/25/2055	317,536
	Series 2025-NPL3 Class A1
747,504	5.89%, 02/25/2055	749,239
	Verus Securitization Trust(b)(d)
	Series 2023-8 Class A1
445,096	6.26%, 12/25/2068	449,286
	Series 2025-7 Class A1
685,603	5.13%, 08/25/2070	688,279
	Visio Trust(b)
	Series 2019-2 Class A1
22,265	2.72%, 11/25/2054(e)	22,142
	Series 2020-1R Class A1
398,826	1.31%, 11/25/2055	386,868
	Series 2020-1R Class A2
46,385	1.57%, 11/25/2055	44,921
	Series 2022-1 Class A2
679,996	5.85%, 08/25/2057(d)	677,629
135,000	Wells Fargo Commercial Mortgage Trust(e) Series 2016-C36 Class B 3.67%, 11/15/2059	128,847
	WFRBS Commercial Mortgage Trust
	Series 2013-C15 Class B
198,542	4.15%, 08/15/2046(e)	191,291

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2014-C20 Class B
121,709	4.38%, 05/15/2047	$ 105,378
		109,501,822
U.S. Government Agency — 5.48%
	Federal Home Loan Mortgage Corp
2,110,313	5.50%, 12/01/2052	2,146,791
1,692,350	5.50%, 01/01/2053	1,722,724
2,942,132	4.50%, 08/01/2053	2,894,099
4,884,414	5.00%, 12/01/2053	4,880,347
5,335,908	6.00%, 10/01/2054	5,487,750
5,646,019	6.00%, 12/01/2054	5,797,258
10,615,399	5.00%, 01/01/2055	10,592,331
12,608,578	5.50%, 01/01/2055	12,788,992
3,689,220	5.50%, 10/01/2055	3,748,014
	Federal National Mortgage Association
1,346,326	5.00%, 10/01/2052	1,350,480
1,926,131	4.50%, 11/01/2052	1,887,424
920,515	5.00%, 11/01/2052	921,790
4,612,423	4.00%, 03/01/2053	4,394,040
1,096,084	5.50%, 07/01/2053	1,114,891
1,514,503	4.50%, 08/01/2053	1,486,728
2,566,648	5.50%, 08/01/2053	2,612,034
4,822,028	6.00%, 10/01/2053	4,954,337
2,257,000	6.00%, 08/01/2054	2,323,002
3,687,542	6.00%, 01/01/2055	3,789,349
1,350,625	4.00%, 03/01/2055	1,285,635
		76,178,016
TOTAL MORTGAGE-BACKED SECURITIES — 13.36% (Cost $186,461,049)		$185,679,838
MUNICIPAL BONDS AND NOTES
1,085,000	Tobacco Settlement Financing Corp Series A-1, RB 6.71%, 06/01/2046	865,615
TOTAL MUNICIPAL BONDS AND NOTES — 0.06% (Cost $1,081,447)		$865,615
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
35,945,000	4.00%, 03/31/2030(m)	36,402,737
1,705,000	3.88%, 07/31/2030	1,717,588
91,752,000	3.50%, 11/30/2030	90,827,312
5,970,000	4.63%, 02/15/2035	6,196,907
6,115,000	4.25%, 02/15/2054	5,528,342
4,000,000	4.63%, 05/15/2054	3,852,344
5,850,000	4.50%, 11/15/2054	5,517,738
Principal Amount(a)		Fair Value
U.S. Treasury Bonds and Notes — (continued)
8,915,000	4.63%, 02/15/2055	$ 8,625,262
TOTAL U.S. TREASURY BONDS AND NOTES — 11.42% (Cost $158,736,520)		$158,668,230
Shares
COMMON STOCK
Communications — 0.02%
5,850	Altice France SA(n)	101,405
95,643	Optimum Communications Inc Class A(n)	157,811
		259,216
Consumer, Non-Cyclical — 0.10%
24,250	BioMarin Pharmaceutical Inc(n)	1,441,177
5,681	Lannett Co Inc(n)(o)	6,309
662	Rising Tide Holdings Inc(n)	1,490
		1,448,976
Financial — 0.00%(p)
1,200	Country Garden Holdings Co Ltd(n)	64
92,058	Kaisa Group Holdings Ltd(n)	1,141
650	NMG Parent LLC(n)(o)	1,300
27,230	Sunac China Holdings Ltd(n)	4,593
88,317	Times China Holdings Ltd(n)	1,163
54,029	Yuzhou Group Holdings Co Ltd(k)	729
		8,990
TOTAL COMMON STOCK — 0.12% (Cost $3,815,655)		$1,717,182
CONVERTIBLE PREFERRED STOCK
Financial — 0.06%
909,000	Charles Schwab Corp Series H 4.00%	848,629
TOTAL CONVERTIBLE PREFERRED STOCK — 0.06% (Cost $815,591)		$848,629
PREFERRED STOCK
Financial — 0.01%
1,050	Apollo Global Management Inc	79,086
Industrial — 0.04%
8,155	Boeing Co	566,365

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Utilities — 0.02%
6,266	PG&E Corp	$ 256,843
TOTAL PREFERRED STOCK — 0.07% (Cost $758,569)		$902,294
RIGHTS
Communications — 0.00%(p)
342	Altice France SA(n)	5,526
TOTAL RIGHTS — 0.00%(p) (Cost $20,309)		$5,526
GOVERNMENT MONEY MARKET MUTUAL FUNDS
18,708,786	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(q), 3.71%(r)	18,708,786
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.35% (Cost $18,708,786)		$18,708,786
Principal Amount(a)		Fair Value
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.49%
6,959,000	U.S. Treasury Bills(k) 3.56%, 07/02/2026	$ 6,836,628
TOTAL SHORT TERM INVESTMENTS — 0.49% (Cost $6,836,628)		$6,836,628
TOTAL INVESTMENTS — 98.17% (Cost $1,351,698,347)		$1,364,131,819
OTHER ASSETS & LIABILITIES, NET — 1.83%		$25,466,437
TOTAL NET ASSETS — 100.00%		$1,389,598,256

(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the aggregate fair value of 144A securities was $607,278,379, representing 43.70% of net assets.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of December 31, 2025.
(d)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of December 31, 2025. Maturity date disclosed represents final maturity date.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Interest rate shown reflects the rate in effect as of December 31, 2025.
(f)	All or a portion of this position has not settled as of December 31, 2025. The interest rate shown represents the stated spread over the Secured Overnight Financing Rate ("SOFR") or the applicable SOFR floor; the Fund will not accrue interest until the settlement date, at which point the SOFR will be established.
(g)	All or a portion of the security is on loan as of December 31, 2025.
(h)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(i)	Security has no contractual maturity date and pays an indefinite stream of interest.
(j)	Security in default.
(k)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(l)	Principal amount is stated in 100 Mexican Peso Units.
(m)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(n)	Non-income producing security.
(o)	Security is fair valued using significant unobservable inputs.
(p)	Represents less than 0.005% of net assets.
(q)	Collateral received for securities on loan.
(r)	Rate shown is the 7-day yield as of December 31, 2025.
LP	Limited Partnership
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2025
As of December 31, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	207	USD	23,275	Mar 2026	$(184,145)
U.S. 5 Year Treasury Note Futures	4,104	USD	448,586	Mar 2026	(1,257,800)
Short
U.S. 10 Year Treasury Ultra Futures	1,439	USD	165,507	Mar 2026	1,241,102
U.S. 2 Year Treasury Note Futures	36	USD	7,516	Mar 2026	2,251
U.S. Long Bond Futures	84	USD	9,710	Mar 2026	140,489
U.S. Ultra Bond Futures	93	USD	10,974	Mar 2026	248,372
				Net Appreciation	$190,269
Currency Abbreviations
BRL	Brazilian Real
CZK	Czech Koruna
EUR	Euro Dollar
HUF	Hungarian Forint
MXN	Mexican Peso
MYR	Malaysian Ringgit
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 7.47%
$ 250,000	Allegro XII Ltd(a)(b) Series 2020-1A Class A1R 5.31%, 07/21/2037 3-mo. SOFR + 1.44%	$ 250,589
550,000	AmeriCredit Automobile Receivables Trust Series 2023-2 Class C 6.00%, 07/18/2029	564,224
309,944	Angel Oak Mortgage Trust (a)(b) Series 2025-HB1 Class A1 5.87%, 02/25/2055 1-mo. SOFR + 1.80%	311,899
700,000	Bain Capital Credit Ltd(a)(b) Series 2022-2A Class A1R 5.01%, 04/22/2035 3-mo. SOFR + 1.15%	699,426
351,000	Bank of America Auto Trust(a) Series 2023-2A Class A4 5.66%, 11/15/2029	357,884
500,000	Battalion CLO X Ltd(a)(b) Series 2016-10A Class A1R3 4.87%, 01/24/2035 3-mo. SOFR + 1.14%	500,423
	Birch Grove Ltd(a)(b)
	Series 2021-2A Class A1R
400,000	5.28%, 10/19/2037 3-mo. SOFR + 1.40%	400,973
	Series 2024-8A Class A1
600,000	5.51%, 04/20/2037 3-mo. SOFR + 1.63%	602,088
456,908	BofA Auto Trust(a) Series 2024-1A Class A3 5.35%, 11/15/2028	461,533
602,223	BRAVO Residential Funding Trust(a)(b) Series 2025-HE1 Class A1 5.22%, 09/25/2072 1-mo. SOFR + 1.35%	601,790
	Capital One Prime Auto Receivables Trust
	Series 2022-1 Class A3
92,045	3.17%, 04/15/2027	91,982
	Series 2025-1 Class A3
765,000	3.85%, 07/15/2030	765,790
1,131,940	Carmax Auto Owner Trust Series 2025-2 Class A2A 4.59%, 07/17/2028	1,135,288
1,540,000	Cathedral Lake VIII Ltd(a)(b) Series 2021-8A Class A1R 5.05%, 01/20/2035 3-mo. SOFR + 1.13%	1,540,362
82,995	CCG Receivables Trust(a) Series 2023-1 Class A2 5.82%, 09/16/2030	83,322
	Chase Auto Owner Trust(a)
	Series 2024-1A Class A3
655,051	5.13%, 05/25/2029	660,974
	Series 2025-1A Class A3
822,000	4.29%, 06/25/2030	828,830
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,370,000	CIFC Funding I Ltd(a)(b) Series 2020-1A Class A1R 5.32%, 07/15/2036 3-mo. SOFR + 1.41%	$ 1,370,643
272,021	Citizens Auto Receivables Trust(a) Series 2024-1 Class A3 5.11%, 04/17/2028	273,514
	Elevation Ltd(a)(b)
	Series 2018-10A Class AR
103,613	4.80%, 10/20/2031 3-mo. SOFR + 0.92%	103,594
	Series 2021-13A Class A1R
500,000	4.96%, 07/15/2034 3-mo. SOFR + 1.06%	499,408
	Elmwood Ltd(a)(b)
	Series 2019-3A Class A1RR
650,000	5.26%, 07/18/2037 3-mo. SOFR + 1.38%	651,370
	Series 2024-3A Class A
800,000	5.40%, 04/18/2037 3-mo. SOFR + 1.52%	802,141
	Series 2024-9RA Class AR
500,000	5.25%, 10/21/2037 3-mo. SOFR + 1.38%	501,368
150,000	FIGRE Trust(a)(c) Series 2025-FL2 Class A1 5.05%, 11/25/2055	150,369
	Ford Credit Auto Owner Trust
	Series 2022-C Class A4
295,989	4.59%, 12/15/2027	296,511
	Series 2024-A Class A3
1,975,131	5.09%, 12/15/2028	1,991,900
	GM Financial Consumer Automobile Receivables Trust
	Series 2022-3 Class A4
992,000	3.71%, 12/16/2027	990,980
	Series 2024-1 Class A3
486,609	4.85%, 12/18/2028	489,581
728,000	GM Financial Revolving Receivables Trust(a) Series 2024-1 Class A 4.98%, 12/11/2036	748,655
500,000	GoldenTree Loan Management US Ltd(a)(b) Series 2021-9A Class AR 5.38%, 04/20/2037 3-mo. SOFR + 1.50%	501,173
190,490	GS Mortgage-Backed Securities Trust(a)(c) Series 2025-CES2 Class A1 5.18%, 09/25/2055	191,433
800,000	HalseyPoint Ltd(a)(b) Series 2021-4A Class A 5.37%, 04/20/2034 3-mo. SOFR + 1.48%	800,534
1,165,000	Harley-Davidson Motorcycle Trust Series 2025-A Class A3 4.67%, 04/15/2030	1,179,796

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
Non-Agency — (continued)
$ 338,876	Honda Auto Receivables Owner Trust Series 2023-2 Class A3 4.93%, 11/15/2027	$ 340,447
1,587,000	Honda Auto Receivables Trust Series 2025-4 Class A2A 4.04%, 06/15/2028	1,589,637
	Hyundai Auto Receivables Trust
	Series 2024-A Class A3
616,401	4.99%, 02/15/2029	621,677
	Series 2024-C Class A3
368,000	4.41%, 05/15/2029	370,901
	Series 2025-B Class A3
587,000	4.36%, 12/17/2029	592,604
	Series 2025-C Class A2B
1,687,000	4.33%, 07/17/2028(b) 1-mo. SOFR + 0.35%	1,687,538
	JPMorgan Mortgage Trust(a)
	Series 2023-HE2 Class A1
284,338	5.62%, 03/20/2054(b) 1-mo. SOFR + 1.70%	285,417
	Series 2024-CES1 Class A1A
241,297	5.92%, 06/25/2054(c)	243,166
850,000	KKR Ltd(a)(b) Series 2022-43A Class A1R 5.65%, 01/15/2036 3-mo. SOFR + 1.75%	850,883
610,000	Madison Park Funding XXX Ltd(a)(b) Series 2018-30A Class AIR 5.25%, 07/16/2037 3-mo. SOFR + 1.36%	611,061
500,000	Magnetite XL Ltd(a)(b) Series 2024-40A Class A1 5.35%, 07/15/2037 3-mo. SOFR + 1.45%	501,172
500,000	Neuberger Berman XVII Ltd(a)(b) Series 2014-17A Class AR3 5.26%, 07/22/2038 3-mo. SOFR + 1.40%	501,119
284,000	Nissan Auto Receivables Owner Trust Series 2025-B Class A2A 4.00%, 07/17/2028	284,467
429,000	Oaktree Ltd(a)(b) Series 2021-1A Class A1R 5.25%, 01/15/2038 3-mo. SOFR + 1.35%	430,317
332,000	OCCU Auto Receivables (a) Series 2025-1A Class A3 4.81%, 11/15/2029	334,925
1,150,000	OneMain Direct Auto Receivables Trust(a) Series 2021-1A Class D 1.62%, 11/14/2030	1,148,547
244,196	PK Alift Loan Funding 7 LP(a) Series 2025-2 Class A 4.75%, 03/15/2043	244,657
Principal Amount		Fair Value
Non-Agency — (continued)
$ 500,000	Sandstone Peak III Ltd(a)(b) Series 2024-1A Class A1 5.49%, 04/25/2037 3-mo. SOFR + 1.63%	$ 501,279
	Santander Drive Auto Receivables Trust
	Series 2023-4 Class C
300,000	6.04%, 12/15/2031	307,558
	Series 2021-4 Class D
273,131	1.67%, 10/15/2027	272,837
	Series 2023-3 Class B
339,137	5.61%, 07/17/2028	340,293
	Series 2023-4 Class B
550,000	5.77%, 12/15/2028	555,270
500,000	Signal Peak Ltd(a)(b) Series 2018-5A Class AIR 5.41%, 04/25/2037 3-mo. SOFR + 1.55%	501,280
500,000	Sound Point XXVI Ltd(a)(b) Series 2020-1A Class AR 5.32%, 07/20/2034 3-mo. SOFR + 1.44%	500,510
500,000	Sound Point XXXII Ltd(a)(b) Series 2021-4A Class A 5.27%, 10/25/2034 3-mo. SOFR + 1.41%	501,006
630,183	Symphony XXIII Ltd(a)(b) Series 2020-23A Class AR2 4.80%, 01/15/2034 3-mo. SOFR + 0.90%	629,651
	Toyota Auto Receivables Owner Trust
	Series 2023-B Class A3
170,087	4.71%, 02/15/2028	170,729
	Series 2024-A Class A3
1,050,734	4.83%, 10/16/2028	1,057,549
	Series 2025-D Class A2B
971,000	4.30%, 08/15/2028(b) 1-mo. SOFR + 0.32%	970,997
1,014,958	Volkswagen Auto Loan Enhanced Trust Series 2025-1 Class A2A 4.51%, 01/20/2028	1,017,724
387,392	Voya Ltd(a)(b) Series 2019-3A Class AR 5.22%, 10/17/2032 3-mo. SOFR + 1.34%	388,113
	Wise Ltd(a)(b)
	Series 2023-2A Class A
500,000	5.70%, 01/15/2037 3-mo. SOFR + 1.80%	500,620
	Series 2024-2A Class A
400,000	5.36%, 07/15/2037 3-mo. SOFR + 1.46%	400,677

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
Non-Agency — (continued)
$ 360,000	Zais Ltd(a)(b) Series 2020-16A Class A1R2 5.01%, 10/20/2034 3-mo. SOFR + 1.13%	$ 359,485
TOTAL ASSET-BACKED SECURITIES — 7.47% (Cost $40,925,260)		$41,014,460
CORPORATE BONDS AND NOTES
Basic Materials — 0.58%
558,000	Celanese US Holdings LLC(d) 1.40%, 08/05/2026	549,086
	Georgia-Pacific LLC(a)
314,000	4.40%, 06/30/2028	317,723
1,235,000	2.30%, 04/30/2030	1,139,170
706,000	Glencore Funding LLC(a) 6.13%, 10/06/2028	740,632
429,000	Rio Tinto Finance USA PLC 4.88%, 03/14/2030	440,729
		3,187,340
Communications — 3.08%
755,000	Alphabet Inc 4.10%, 11/15/2030	757,317
340,000	Amazon.com Inc 4.10%, 11/20/2030	340,371
320,000	CCO Holdings LLC / CCO Holdings Capital Corp(a) 5.13%, 05/01/2027	319,560
1,855,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.20%, 03/15/2028	1,845,768
1,220,000	Cipher Compute LLC(a) 7.13%, 11/15/2030	1,242,549
1,255,000	Meta Platforms Inc 4.20%, 11/15/2030	1,257,652
	Motorola Solutions Inc
448,000	4.85%, 08/15/2030	457,096
390,000	2.30%, 11/15/2030	354,202
3,080,000	Netflix Inc(a) 5.38%, 11/15/2029	3,210,628
	Paramount Global
220,000	3.70%, 06/01/2028	214,920
186,000	4.20%, 06/01/2029	181,214
1,159,000	Rogers Communications Inc 5.00%, 02/15/2029	1,180,970
3,650,000	Sprint Capital Corp 6.88%, 11/15/2028	3,916,921
1,653,000	T-Mobile USA Inc 2.25%, 02/15/2026	1,649,217
		16,928,385
Consumer, Cyclical — 4.53%
1,695,000	7-Eleven Inc(a) 1.30%, 02/10/2028	1,599,648
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 883,000	Alimentation Couche-Tard Inc(a) 3.55%, 07/26/2027	$ 876,792
1,029,000	AS Mileage Plan IP Ltd(a) 5.02%, 10/20/2029	1,036,142
614,000	Brunswick Corp 2.40%, 08/18/2031	537,718
	Carnival Corp(a)
3,005,000	4.00%, 08/01/2028	2,960,735
715,000	5.13%, 05/01/2029	722,929
1,562,000	5.75%, 03/15/2030	1,606,380
2,193,000	DR Horton Inc 1.30%, 10/15/2026	2,148,220
	General Motors Financial Co Inc
1,656,000	1.50%, 06/10/2026	1,637,267
2,470,000	5.40%, 05/08/2027	2,510,449
170,000	4.20%, 10/27/2028	170,242
	Hyatt Hotels Corp
1,236,000	5.75%, 01/30/2027	1,254,981
574,000	5.05%, 03/30/2028	584,409
	Hyundai Capital America(a)
3,908,000	5.30%, 01/08/2029	4,009,070
356,000	5.35%, 03/19/2029	366,244
578,000	Las Vegas Sands Corp 3.50%, 08/18/2026	575,284
335,000	Marriott International Inc 4.00%, 04/15/2028	335,476
400,000	Royal Caribbean Cruises Ltd(a) 5.50%, 08/31/2026	400,616
449,000	Tapestry Inc 5.10%, 03/11/2030	460,946
	Toll Brothers Finance Corp
80,000	4.35%, 02/15/2028	80,260
583,000	3.80%, 11/01/2029	573,412
438,000	Walmart Inc 4.35%, 04/28/2030	444,911
		24,892,131
Consumer, Non-Cyclical — 7.57%
	Amgen Inc
1,329,000	5.15%, 03/02/2028	1,360,086
655,000	5.25%, 03/02/2030	679,383
	Ashtead Capital Inc(a)
1,120,000	1.50%, 08/12/2026	1,100,881
1,235,000	4.38%, 08/15/2027	1,233,872
	BAT Capital Corp
5,175,000	4.91%, 04/02/2030	5,285,785
480,000	6.34%, 08/02/2030	519,153
655,000	Biogen Inc 2.25%, 05/01/2030	601,705
2,902,000	Block Inc 2.75%, 06/01/2026	2,884,673
162,000	Bunge Ltd Finance Corp 3.20%, 04/21/2031	152,440
2,974,000	CVS Health Corp 5.40%, 06/01/2029	3,080,158

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	GE HealthCare Technologies Inc
$ 275,000	4.15%, 12/15/2028	$ 275,758
149,000	4.80%, 08/14/2029	152,301
1,365,000	Haleon US Capital LLC 3.38%, 03/24/2027	1,354,988
	HCA Inc
1,653,000	3.13%, 03/15/2027	1,635,689
828,000	5.20%, 06/01/2028	848,350
	Icon Investments Six Designated Activity Co
275,000	5.81%, 05/08/2027	280,595
200,000	5.85%, 05/08/2029	208,724
1,073,000	Illumina Inc 4.65%, 09/09/2026	1,076,442
800,000	IQVIA Inc 5.70%, 05/15/2028	825,440
1,395,000	JBS USA Holding Lux SARL / JBS USA Food Co / JBS Lux Co SARL 3.00%, 02/02/2029	1,343,171
71,000	Kellanova 7.45%, 04/01/2031	81,232
	Mars Inc(a)
2,680,000	4.60%, 03/01/2028	2,716,717
2,015,000	4.80%, 03/01/2030	2,059,255
37,000	4.65%, 04/20/2031	37,772
3,310,000	Mondelez International Holdings Netherlands BV(a) 1.25%, 09/24/2026	3,245,476
1,095,000	Novartis Capital Corp 4.10%, 11/05/2030	1,093,833
	Philip Morris International Inc
899,000	4.88%, 02/13/2029	920,219
814,000	4.63%, 11/01/2029	827,818
1,115,000	5.13%, 02/15/2030	1,152,549
465,000	4.00%, 10/29/2030	460,778
1,310,000	Regeneron Pharmaceuticals Inc 1.75%, 09/15/2030	1,168,674
	Royalty Pharma PLC
825,000	5.15%, 09/02/2029	847,842
1,090,000	4.45%, 03/25/2031	1,086,879
655,000	S&P Global Inc 2.50%, 12/01/2029	617,293
376,000	Verisk Analytics Inc 4.50%, 08/15/2030	378,845
		41,594,776
Energy — 2.00%
1,063,000	Boardwalk Pipelines LP 5.95%, 06/01/2026	1,066,249
1,512,000	Cheniere Energy Partners LP 4.50%, 10/01/2029	1,515,179
1,310,000	Coterra Energy Operating Co 3.90%, 05/15/2027	1,290,247
627,000	Diamondback Energy Inc 5.15%, 01/30/2030	644,911
683,000	Enbridge Inc 1.60%, 10/04/2026	670,657
Principal Amount		Fair Value
Energy — (continued)
	Energy Transfer LP
$ 1,655,000	6.05%, 12/01/2026	$ 1,681,557
16,000	5.25%, 07/01/2029	16,465
83,000	EQT Corp(a) 3.13%, 05/15/2026	82,526
870,000	Occidental Petroleum Corp 5.20%, 08/01/2029	891,742
827,000	ONEOK Inc 5.55%, 11/01/2026	835,905
	South Bow USA Infrastructure Holdings LLC
764,000	4.91%, 09/01/2027	770,988
223,000	5.03%, 10/01/2029	226,207
877,000	Venture Global Calcasieu Pass LLC(a) 6.25%, 01/15/2030	887,888
387,000	Viper Energy Partners LLC 4.90%, 08/01/2030	391,439
		10,971,960
Financial — 18.63%
1,150,000	ABN AMRO Bank NV(a) 6.34%, 09/18/2027	1,167,651
665,000	AEGON Funding Co LLC(a) 5.50%, 04/16/2027	675,494
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
3,082,000	2.45%, 10/29/2026	3,040,109
1,157,000	6.10%, 01/15/2027	1,178,874
708,000	Air Lease Corp 5.30%, 06/25/2026	711,541
774,000	Aircastle Ltd(a) 6.50%, 07/18/2028	813,696
	American Express Co
824,000	5.39%, 07/28/2027	830,333
841,000	5.10%, 02/16/2028	850,769
306,000	4.73%, 04/25/2029	310,695
	American Tower Corp REIT
1,800,000	2.75%, 01/15/2027	1,776,145
220,000	4.90%, 03/15/2030	224,693
	Ares Capital Corp
1,186,000	2.15%, 07/15/2026	1,170,774
658,000	7.00%, 01/15/2027	674,183
865,000	Arthur J Gallagher & Co 4.85%, 12/15/2029	885,133
3,690,000	Athene Global Funding(a) 1.73%, 10/02/2026	3,624,365
494,000	Aviation Capital Group LLC(a) 5.38%, 07/15/2029	505,696
593,000	Avolon Holdings Funding Ltd(a) 5.75%, 11/15/2029	615,213
1,200,000	Banco Bilbao Vizcaya Argentaria SA 5.38%, 03/13/2029	1,243,841
3,600,000	Banco Santander SA(d) 1.72%, 09/14/2027	3,538,926
	Bank of America Corp
2,095,000	8.05%, 06/15/2027	2,198,174
5,833,000	6.20%, 11/10/2028	6,061,138

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
Financial — (continued)
$ 440,000	Bank of New York Mellon 4.73%, 04/20/2029	$ 447,247
1,390,000	Banque Federative du Credit Mutuel SA(a)(d) 1.60%, 10/04/2026	1,365,583
320,000	Barclays PLC 5.37%, 02/25/2031	330,742
417,000	Blackstone Private Credit Fund 3.25%, 03/15/2027	409,841
475,000	BPCE SA(a) 5.98%, 01/18/2027	475,286
2,440,000	Brown & Brown Inc 4.70%, 06/23/2028	2,469,250
	CaixaBank SA(a)
435,000	4.63%, 07/03/2029	439,326
430,000	5.67%, 03/15/2030	446,350
1,255,000	Capital One Financial Corp 4.49%, 09/11/2031	1,253,159
1,180,000	Citibank NA 4.91%, 05/29/2030	1,213,877
	Citigroup Inc
2,069,000	4.62%, 06/09/2027(b) 1-day SOFR + 0.77%	2,071,205
2,190,000	4.50%, 09/11/2031	2,196,777
2,073,000	CNO Global Funding(a)(d) 1.75%, 10/07/2026	2,036,152
1,319,000	Corebridge Financial Inc 3.65%, 04/05/2027	1,310,652
380,000	Credit Agricole SA(a) 5.34%, 01/10/2030	391,200
1,707,000	Crown Castle Inc REIT 4.90%, 09/01/2029	1,733,480
1,042,000	Danske Bank A/S(a)(d) 1.55%, 09/10/2027	1,024,208
927,000	Deutsche Bank AG 2.31%, 11/16/2027	911,971
1,200,000	Equinix Inc REIT 2.90%, 11/18/2026	1,188,094
1,250,000	Equitable America Global Funding(a) 4.30%, 12/15/2028	1,255,057
343,000	F&G Annuities & Life Inc 6.50%, 06/04/2029	357,331
550,000	Federation des Caisses Desjardins du Quebec(a) 4.57%, 08/26/2030	553,586
	Fifth Third Bancorp
816,000	6.34%, 07/27/2029	859,347
12,000	4.90%, 09/06/2030	12,194
829,000	First-Citizens Bank & Trust Co 6.13%, 03/09/2028	859,207
6,820,000	Goldman Sachs Group Inc 4.15%, 10/21/2029	6,818,474
	ING Groep NV
1,130,000	6.08%, 09/11/2027	1,145,048
590,000	4.86%, 03/25/2029	598,827
1,347,000	Intesa Sanpaolo SpA(a) 5.71%, 01/15/2026	1,347,649
1,500,000	Jane Street Group / JSG Finance Inc(a) 4.50%, 11/15/2029	1,477,290
Principal Amount		Fair Value
Financial — (continued)
$ 745,000	Jefferies Financial Group Inc(d) 4.50%, 09/15/2026	$ 745,048
	JPMorgan Chase & Co
1,986,000	1.47%, 09/22/2027	1,949,757
1,649,000	5.04%, 01/23/2028	1,666,066
755,000	4.26%, 10/22/2031	752,710
	Lloyds Banking Group PLC
1,384,000	5.46%, 01/05/2028	1,402,600
1,076,000	4.82%, 06/13/2029	1,093,526
539,000	5.72%, 06/05/2030	564,898
	LPL Holdings Inc
1,137,000	4.63%, 11/15/2027(a)	1,136,963
323,000	6.75%, 11/17/2028	344,732
330,000	4.00%, 03/15/2029(a)	324,488
254,000	Macquarie Airfinance Holdings Ltd(a) 5.15%, 03/17/2030	257,485
	Morgan Stanley
1,649,000	5.05%, 01/28/2027	1,650,119
3,489,000	3.95%, 04/23/2027	3,486,528
676,000	5.12%, 02/01/2029	690,083
569,000	4.99%, 04/12/2029	580,270
1,100,000	4.13%, 10/18/2029	1,099,646
1,000,000	Morgan Stanley Bank NA 4.95%, 01/14/2028	1,009,360
306,000	Nationwide Building Society(a) 4.65%, 07/14/2029	308,906
895,000	NatWest Markets PLC(a) 4.41%, 11/06/2030	895,950
1,737,000	PNC Bank NA 4.05%, 07/26/2028	1,739,513
1,340,000	Santander Holdings USA Inc(d) 2.49%, 01/06/2028	1,317,070
1,648,000	Toronto-Dominion Bank 5.53%, 07/17/2026	1,661,387
430,000	Truist Bank 4.63%, 09/17/2029	431,332
2,499,000	Truist Financial Corp 6.05%, 06/08/2027	2,519,107
	VICI Properties LP / VICI Note Co Inc REIT(a)
698,000	4.50%, 09/01/2026	698,681
879,000	3.75%, 02/15/2027	873,186
1,480,000	VICI Properties LP REIT(a) 3.88%, 02/15/2029	1,451,232
849,000	Wells Fargo & Co 4.81%, 07/25/2028	858,507
1,650,000	Willis North America Inc 4.65%, 06/15/2027	1,662,826
		102,267,829
Industrial — 5.64%
370,000	Amphenol Corp 3.90%, 11/15/2028	369,593
320,000	AptarGroup Inc 4.75%, 03/30/2031	322,259
2,085,000	Avolon Holdings Funding Ltd(a) 4.90%, 10/10/2030	2,096,059
	BAE Systems PLC(a)
819,000	5.00%, 03/26/2027	828,808

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
Industrial — (continued)
$ 3,760,000	5.13%, 03/26/2029	$ 3,865,310
	Berry Global Inc
1,205,000	1.65%, 01/15/2027	1,173,096
101,000	5.50%, 04/15/2028	104,017
	Boeing Co
4,362,000	2.75%, 02/01/2026	4,356,869
181,000	6.26%, 05/01/2027	185,709
4,119,000	6.30%, 05/01/2029	4,372,106
114,000	2.95%, 02/01/2030	108,006
1,310,000	5.15%, 05/01/2030	1,346,038
350,000	General Electric Co 4.30%, 07/29/2030	352,974
919,000	Graphic Packaging International LLC(a) 1.51%, 04/15/2026	910,614
2,437,000	Howmet Aerospace Inc 3.00%, 01/15/2029	2,363,832
827,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 5.75%, 05/24/2026	830,991
677,000	Regal Rexnord Corp 6.05%, 04/15/2028	700,331
203,000	Republic Services Inc 5.00%, 11/15/2029	210,024
1,152,000	SMBC Aviation Capital Finance Designated Activity Co(a) 5.30%, 04/03/2029	1,183,464
3,600,000	Spirit AeroSystems Inc 4.60%, 06/15/2028	3,604,176
1,690,000	Vertiv Group Corp(a) 4.13%, 11/15/2028	1,669,230
		30,953,506
Technology — 4.01%
	Broadcom Inc
1,067,000	5.05%, 07/12/2029	1,098,559
1,080,000	4.60%, 07/15/2030	1,097,313
790,000	4.20%, 10/15/2030	789,399
825,000	Fiserv Inc 5.45%, 03/02/2028	844,790
	Foundry JV Holdco LLC(a)
880,000	5.90%, 01/25/2030	920,370
400,000	5.50%, 01/25/2031	412,878
262,000	6.15%, 01/25/2032	277,638
2,485,000	Gartner Inc(a) 4.50%, 07/01/2028	2,476,963
1,922,000	Hewlett Packard Enterprise Co 4.55%, 10/15/2029	1,933,042
	Marvell Technology Inc
1,138,000	1.65%, 04/15/2026	1,130,294
919,000	5.75%, 02/15/2029	958,323
2,114,000	MSCI Inc(a) 4.00%, 11/15/2029	2,066,841
	Oracle Corp
2,482,000	1.65%, 03/25/2026	2,466,351
285,000	4.45%, 09/26/2030	278,826
686,000	Paychex Inc 5.10%, 04/15/2030	706,247
Principal Amount		Fair Value
Technology — (continued)
$ 1,046,000	ServiceNow Inc 1.40%, 09/01/2030	$ 921,550
	Synopsys Inc
310,000	4.65%, 04/01/2028	314,178
1,136,000	4.85%, 04/01/2030	1,160,257
1,294,000	VMware LLC 1.40%, 08/15/2026	1,274,880
880,000	Workday Inc 3.50%, 04/01/2027	874,683
		22,003,382
Utilities — 4.46%
1,968,000	AES Corp 1.38%, 01/15/2026	1,965,719
730,000	Alexander Funding Trust II(a) 7.47%, 07/31/2028	777,743
2,067,000	Constellation Energy Generation LLC 5.60%, 03/01/2028	2,132,437
	Dominion Energy Inc
1,248,000	2.85%, 08/15/2026	1,238,582
806,000	4.60%, 05/15/2028	815,407
655,000	DTE Energy Co 4.95%, 07/01/2027	663,626
795,000	Electricite de France SA(a) 5.70%, 05/23/2028	821,482
270,000	Enel Finance International NV(a) 4.13%, 09/30/2028	269,520
499,000	Eversource Energy 5.45%, 03/01/2028	511,483
2,017,000	FirstEnergy Corp 3.90%, 07/15/2027	2,008,953
	NextEra Energy Capital Holdings Inc
260,000	4.69%, 09/01/2027	263,090
2,103,000	5.05%, 03/15/2030	2,169,531
	Pacific Gas & Electric Co
2,413,000	3.00%, 06/15/2028	2,339,742
218,000	6.10%, 01/15/2029	227,999
680,000	Palomino Funding Trust I(a) 7.23%, 05/17/2028	719,186
	Southern Co
1,762,000	3.25%, 07/01/2026	1,755,912
553,000	5.50%, 03/15/2029	573,932
240,000	Southern Co Gas Capital Corp 4.05%, 09/15/2028	240,076
945,000	Southern Power Co 4.25%, 10/01/2030	942,474
	Vistra Operations Co LLC(a)
1,205,000	5.05%, 12/30/2026	1,213,596
2,405,000	4.30%, 10/15/2028	2,406,852
420,000	Wisconsin Electric Power Co 4.15%, 10/15/2030	419,447
		24,476,789
TOTAL CORPORATE BONDS AND NOTES — 50.50% (Cost $274,174,649)		$277,276,098

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES
Non-Agency — 7.53%
	A&D Mortgage Trust(a)(c)
	Series 2023-NQM4 Class A1
$ 1,487,221	7.47%, 09/25/2068	$ 1,506,555
	Series 2023-NQM5 Class A1
2,128,959	7.05%, 11/25/2068	2,153,765
712,000	Anchor Mortgage Trust (a)(c) Series 2025-RTL1 Class A1 5.72%, 05/25/2040	715,768
	Angel Oak Mortgage Trust(a)
	Series 2021-3 Class A3
346,584	1.46%, 05/25/2066(e)	302,036
	Series 2024-9 Class A1
256,673	5.14%, 09/25/2069(c)	257,373
	BANK
	Series 2019-BN18 Class A2
633,000	3.47%, 05/15/2062	619,291
	Series 2020-BN26 Class XA
4,001,728	1.19%, 03/15/2063(e)	147,259
	BANK5(e)
	Series 2024-5YR10 Class XA
9,631,069	1.19%, 10/15/2057	375,079
	Series 2024-5YR7 Class XA
9,144,819	1.33%, 06/15/2057	367,791
296,013	Barclays Commercial Mortgage Trust Series 2019-C3 Class A2 3.44%, 05/15/2052	292,355
18,330,058	BBCMS Mortgage Trust(e) Series 2024-5C29 Class XA 1.60%, 09/15/2057	943,477
383,568	BDS Ltd(a)(b) Series 2021-FL10 Class A 5.20%, 12/16/2036 1-mo. SOFR + 1.46%	383,721
	Benchmark Mortgage Trust
	Series 2019-B13 Class A2
1,085,271	2.89%, 08/15/2057	1,049,447
	Series 2020-B22 Class XA
3,969,614	1.49%, 01/15/2054(e)	237,352
	Series 2024-V10 Class XA
8,393,286	1.31%, 09/15/2057(e)	353,899
9,089,155	BMO Mortgage Trust(e) Series 2024-5C6 Class XA 1.35%, 09/15/2057	382,888
	BRAVO Residential Funding Trust(a)(c)
	Series 2023-NQM4 Class A1
129,266	6.44%, 05/25/2063	129,694
	Series 2023-NQM8 Class A1
275,902	6.39%, 10/25/2063	277,900
	Series 2024-NQM2 Class A1
97,483	6.29%, 02/25/2064	98,351
	Series 2024-NQM3 Class A1
566,175	6.19%, 03/25/2064	571,718
697,000	CGMS Commercial Mortgage Trust(e) Series 2017-B1 Class AS 3.71%, 08/15/2050	683,455
Principal Amount		Fair Value
Non-Agency — (continued)
	Citigroup Commercial Mortgage Trust
	Series 2016-C3 Class A4
$ 1,054,000	3.15%, 11/15/2049	$ 1,042,527
	Series 2020-GC46 Class A2
520,062	2.71%, 02/15/2053	499,976
2,350,129	COLT Mortgage Loan Trust(a)(c) Series 2024-INV2 Class A1 6.42%, 05/25/2069	2,383,968
	COMM Mortgage Trust
	Series 2014-CR14 Class B
133,381	3.55%, 02/10/2047(e)	130,180
	Series 2014-CR17 Class B
456,477	4.38%, 05/10/2047	442,792
	Series 2014-UBS5 Class AM
346,489	4.19%, 09/10/2047(e)	340,429
	Series 2015-CR22 Class B
463,239	3.93%, 03/10/2048(e)	444,232
216,000	CoreVest American Finance Ltd(a)(c) Series 2025-RRTL1 Class A1 5.68%, 05/28/2040	217,623
	Cross Mortgage Trust(a)
	Series 2024-H1 Class A1
431,202	6.09%, 12/25/2068(c)	434,606
	Series 2024-H2 Class A1
501,917	6.09%, 04/25/2069(c)	506,674
	Series 2025-H1 Class A1
771,713	5.74%, 02/25/2070(e)	779,280
	CSAIL Commercial Mortgage Trust
	Series 2019-C16 Class A3
298,693	3.40%, 11/15/2050	298,204
	Series 2019-C18 Class A2
635,029	2.84%, 12/15/2052	620,151
	Series 2021-C20 Class XA
5,929,260	0.99%, 03/15/2054(e)	224,294
482,722	Ellington Financial Mortgage Trust(a)(b) Series 2025-NQM4 Class A1F 5.07%, 09/25/2070 1-mo. SOFR + 1.20%	482,322
12,269,034	GS Mortgage Securities Trust(e) Series 2019-GC38 Class XA 1.01%, 02/10/2052	329,714
1,812,866	GS Mortgage-Backed Securities Trust(a)(e) Series 2024-RPL2 Class A1 3.75%, 07/25/2061	1,779,419
413,135	HOMES Trust(a)(c) Series 2024-NQM1 Class A1 5.92%, 07/25/2069	417,195
	JPMBB Commercial Mortgage Securities Trust(e)
	Series 2014-C23 Class B
525,000	4.54%, 09/15/2047	509,086
	Series 2014-C23 Class C
709,824	4.54%, 09/15/2047	681,707

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
Non-Agency — (continued)
	JPMorgan Mortgage Trust(a)
	Series 2024-10 Class A11
$ 478,538	5.12%, 03/25/2055(b) 1-mo. SOFR + 1.25%	$ 477,510
	Series 2024-VIS2 Class A1
306,153	5.85%, 11/25/2064(c)	309,689
337,000	Lhome Mortgage Trust (a)(e) Series 2025-RTL2 Class A1 5.61%, 04/25/2040	339,488
406,421	Morgan Stanley Bank of America Merrill Lynch Trust(e) Series 2013-C10 Class B 3.95%, 07/15/2046	387,628
	Morgan Stanley Capital I Trust
	Series 2016-BNK2 Class A4
395,000	3.05%, 11/15/2049	387,567
	Series 2018-L1 Class A3
661,032	4.14%, 10/15/2051	661,074
	Morgan Stanley Residential Mortgage Loan Trust(a)
	Series 2024-4 Class AF
214,273	5.22%, 09/25/2054(b) 1-mo. SOFR + 1.35%	213,868
	Series 2024-NQM1 Class A1
1,254,135	6.15%, 12/25/2068(c)	1,264,501
755,462	Onslow Bay Financial LLC(a)(c) Series 2024-NQM2 Class A1 5.88%, 12/25/2063	760,446
513,000	SG Commercial Mortgage Securities Trust Series 2016-C5 Class A4 3.06%, 10/10/2048	507,949
	Station Place Securitization Trust(a)(b)
	Series 2025-1 Class A
1,969,000	4.85%, 07/23/2026 1-mo. SOFR + 0.90%	1,982,161
	Series 2025-3 Class A
1,650,000	4.63%, 09/23/2026 1-mo. SOFR + 0.90%	1,653,010
	Series 2025-7 Class A
1,849,000	4.63%, 11/24/2026 1-mo. SOFR + 0.90%	1,848,985
260,000	Toorak Mortgage Trust (a)(c) Series 2025-RRTL1 Class A1 5.52%, 02/25/2040	261,202
	UBS Commercial Mortgage Trust
	Series 2017-C7 Class A4
1,270,000	3.68%, 12/15/2050	1,259,523
	Series 2019-C17 Class XA
10,418,105	1.44%, 10/15/2052(e)	459,382
	Verus Securitization Trust(a)
	Series 2021-2 Class A3
398,817	1.55%, 02/25/2066(e)	367,433
	Series 2023-INV3 Class A1
1,383,453	6.88%, 11/25/2068(e)	1,402,711
	Series 2024-3 Class A1
291,739	6.34%, 04/25/2069(c)	295,012
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2024-4 Class A1
$ 385,365	6.22%, 06/25/2069(c)	$ 390,296
	Wells Fargo Commercial Mortgage Trust(e)
	Series 2016-C33 Class B
1,049,000	4.51%, 03/15/2059	1,037,712
	Series 2025-5C3 Class XA
6,207,956	0.81%, 01/15/2058	186,586
488,000	WFRBS Commercial Mortgage Trust(e) Series 2013-C11 Class C 4.01%, 03/15/2045	471,916
		41,339,202
U.S. Government Agency — 3.39%
	Connecticut Avenue Securities Trust(a)(b)
	Series 2021-R03 Class 1M2
1,015,000	5.52%, 12/25/2041 1-mo. SOFR + 1.65%	1,020,562
	Series 2022-R02 Class 2M2
1,220,000	6.87%, 01/25/2042 1-mo. SOFR + 3.00%	1,241,993
	Series 2022-R03 Class 1M2
35,000	7.37%, 03/25/2042 1-mo. SOFR + 3.50%	35,944
	Series 2022-R04 Class 1M2
24,000	6.97%, 03/25/2042 1-mo. SOFR + 3.10%	24,581
	Series 2023-R01 Class 1M1
128,033	6.27%, 12/25/2042 1-mo. SOFR + 2.40%	130,577
	Series 2023-R02 Class 1M1
183,943	6.17%, 01/25/2043 1-mo. SOFR + 2.30%	187,541
	Series 2023-R06 Class 1M1
7,444	5.57%, 07/25/2043 1-mo. SOFR + 1.70%	7,473
	Series 2024-R02 Class 1M1
191,858	4.97%, 02/25/2044 1-mo. SOFR + 1.10%	191,739
	Series 2024-R03 Class 2M1
5,664	5.02%, 03/25/2044 1-mo. SOFR + 1.15%	5,668
	Series 2024-R04 Class 1M1
4,122	4.97%, 05/25/2044 1-mo. SOFR + 1.10%	4,120
	Series 2024-R06 Class 1A1
158,312	5.02%, 09/25/2044 1-mo. SOFR + 1.15%	158,613
	Series 2024-R06 Class 1M1
5,264	4.92%, 09/25/2044 1-mo. SOFR + 1.05%	5,263
	Series 2025-R01 Class 1A1
253,353	4.82%, 01/25/2045 1-mo. SOFR + 0.95%	253,353
	Series 2025-R01 Class 1M1
199,601	4.97%, 01/25/2045 1-mo. SOFR + 1.10%	199,660

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2025-R02 Class 1A1
$ 189,008	4.87%, 02/25/2045 1-mo. SOFR + 1.00%	$ 189,298
	Series 2025-R02 Class 1M1
368,398	5.02%, 02/25/2045 1-mo. SOFR + 1.15%	368,913
	Series 2025-R03 Class 2A1
568,521	5.32%, 03/25/2045 1-mo. SOFR + 1.45%	571,235
	Series 2025-R04 Class 1A1
345,430	4.87%, 05/25/2045 1-mo. SOFR + 1.00%	345,775
	Series 2025-R04 Class 1M1
845,502	5.07%, 05/25/2045 1-mo. SOFR + 1.20%	847,442
	Series 2025-R06 Class 1A1
623,017	4.77%, 09/25/2045 1-mo. SOFR + 0.90%	623,202
1,355,284	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit(b) Series 5537 Class FC 5.02%, 05/25/2055 1-mo. SOFR + 1.15%	1,360,238
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(b)
	Series 2021-DNA5 Class M2
3,750	5.52%, 01/25/2034 1-mo. SOFR + 1.65%	3,761
	Series 2021-DNA6 Class M2
85,599	5.37%, 10/25/2041 1-mo. SOFR + 1.50%	85,842
	Series 2021-DNA7 Class M2
1,242,000	5.67%, 11/25/2041 1-mo. SOFR + 1.80%	1,251,254
	Series 2022-DNA2 Class M1A
1,986	5.17%, 02/25/2042 1-mo. SOFR + 1.30%	1,986
	Series 2022-DNA3 Class M1B
17,000	6.77%, 04/25/2042 1-mo. SOFR + 2.90%	17,423
	Series 2022-DNA5 Class M1A
1,520,169	6.82%, 06/25/2042 1-mo. SOFR + 2.95%	1,548,754
	Series 2022-HQA1 Class M1A
3,028	5.97%, 03/25/2042 1-mo. SOFR + 2.10%	3,035
	Series 2023-DNA1 Class M1A
31,710	5.97%, 03/25/2043 1-mo. SOFR + 2.10%	32,102
	Series 2023-HQA3 Class M1
30,363	5.72%, 11/25/2043 1-mo. SOFR + 1.85%	30,533
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2024-HQA2 Class A1
$ 932,500	5.12%, 08/25/2044 1-mo. SOFR + 1.25%	$ 937,472
	Series 2025-DNA1 Class A1
640,200	4.82%, 01/25/2045 1-mo. SOFR + 0.95%	640,201
	Series 2025-DNA2 Class A1
488,225	4.97%, 05/25/2045 1-mo. SOFR + 1.10%	489,313
	Series 2025-DNA2 Class M1
1,961,338	5.07%, 05/25/2045 1-mo. SOFR + 1.20%	1,960,687
	Series 2025-DNA3 Class M1
696,377	4.97%, 09/25/2045 1-mo. SOFR + 1.10%	696,848
	Series 2025-DNA4 Class M1
406,254	4.97%, 10/25/2045 1-mo. SOFR + 1.10%	406,444
	Federal National Mortgage Association
312,170	4.69%, 08/01/2028	317,465
732,000	5.28%, 12/01/2028	756,639
928,604	2.73%, 09/01/2029	887,767
	Federal National Mortgage Association Connecticut Avenue Securities(b)
	Series 2016-C07 Class 2M2
256,109	8.34%, 05/25/2029 1-mo. SOFR + 4.46%	262,000
	Series 2017-C06 Class 2M2
492,003	6.79%, 02/25/2030 1-mo. SOFR + 2.91%	499,349
		18,602,065
TOTAL MORTGAGE-BACKED SECURITIES — 10.92% (Cost $60,904,278)		$59,941,267
U.S. TREASURY BONDS AND NOTES
28,500,000	United States Treasury Note/Bond 3.88%, 05/31/2027	28,645,840
TOTAL U.S. TREASURY BONDS AND NOTES — 5.22% (Cost $28,444,454)		$28,645,840
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
10,965,465	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(f), 3.71%(g)	10,965,465
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 2.00% (Cost $10,965,465)		$10,965,465

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Commercial Paper — 15.76%
	Agree LP(a)
$ 1,485,000	3.98%, 01/05/2026	$ 1,484,353
565,000	3.93%, 01/13/2026	564,271
	Air Lease Corp(a)
2,590,000	4.21%, 01/02/2026	2,589,701
1,125,000	4.22%, 01/14/2026	1,123,310
	Alimentation Couche-Tard Inc(a)
925,000	4.22%, 01/06/2026	924,465
905,000	4.20%, 01/07/2026	904,375
1,565,000	4.09%, 01/09/2026	1,563,598
835,000	4.00%, 01/15/2026	833,722
420,000	AutoNation Inc(a) 4.06%, 01/02/2026	419,953
	AvalonBay Communities Inc(a)
1,405,000	3.94%, 01/06/2026	1,404,242
1,300,000	3.92%, 01/07/2026	1,299,162
3,705,000	Aviation Capital Group LLC(a) 3.85%, 01/05/2026	3,703,435
2,350,000	Bayer Corp(a) 3.76%, 07/20/2026	2,302,254
2,915,000	Bell Canada(a) 4.00%, 01/20/2026	2,908,944
	Boston Properties LP(a)
965,000	4.13%, 01/21/2026	962,823
1,060,000	4.01%, 01/28/2026	1,056,863
2,250,000	4.04%, 02/19/2026	2,237,628
	Chariot Funding LLC(a)
2,760,000	3.62%, 02/02/2026	2,750,994
2,655,000	3.61%, 02/27/2026	2,639,844
1,345,000	Charles Schwab Corp(a) 3.67%, 05/08/2026	1,327,892
	Duke Energy Corp(a)
900,000	4.10%, 01/07/2026	899,394
1,420,000	3.94%, 02/09/2026	1,414,041
	Enbridge US Inc(a)
1,460,000	3.99%, 01/27/2026	1,455,863
1,450,000	3.98%, 01/29/2026	1,445,589
	Enel Finance America LLC(a)
1,210,000	3.84%, 02/06/2026	1,205,303
1,040,000	3.90%, 03/06/2026	1,032,828
	Energy Transfer LP(a)
2,250,000	3.89%, 01/02/2026	2,249,760
715,000	3.93%, 01/05/2026	714,692
	ERAC USA Finance LLC(a)
1,030,000	4.25%, 01/08/2026	1,029,161
860,000	3.99%, 01/14/2026	858,781
970,000	3.70%, 01/29/2026	967,153
1,225,000	Extra Space Storage LP(a) 3.90%, 01/26/2026	1,221,605
1,870,000	Honeywell International Inc(a) 3.70%, 03/13/2026	1,856,453
	Intercontinental Exchange Inc(a)
1,040,000	4.14%, 01/05/2026	1,039,528
630,000	3.93%, 01/06/2026	629,661
3,330,000	3.94%, 01/16/2026	3,324,624
Principal Amount		Fair Value
Commercial Paper — (continued)
	Macquarie Group Ltd
$ 980,000	3.97%, 03/19/2026	$ 971,757
2,040,000	3.98%, 04/06/2026	2,018,841
2,635,000	Manhattan Asset Funding Co LLC(a) 3.88%, 01/29/2026	2,626,908
760,000	Marriott International Inc(a) 3.97%, 01/22/2026	758,268
	Mid-America Apartments LP(a)
1,015,000	3.94%, 01/05/2026	1,014,562
1,015,000	3.98%, 01/08/2026	1,014,227
905,000	3.98%, 01/15/2026	903,622
	ONEOK Inc(a)
1,105,000	3.93%, 01/07/2026	1,104,287
2,250,000	3.94%, 01/08/2026	2,248,299
900,000	3.95%, 01/09/2026	899,221
	O'Reilly Automotive Inc(a)
1,005,000	3.99%, 01/06/2026	1,004,452
1,270,000	4.11%, 01/08/2026	1,269,000
1,520,000	3.97%, 01/12/2026	1,518,186
	Penske Truck Leasing Co LP
480,000	3.95%, 01/23/2026	478,861
640,000	3.95%, 01/28/2026	638,137
780,000	4.10%, 02/03/2026	777,118
	Plains All American Pipeline LP(a)
985,000	3.93%, 01/02/2026	984,894
790,000	3.93%, 01/05/2026	789,660
1,330,000	3.91%, 01/06/2026	1,329,289
	Ryder System Inc
2,110,000	3.95%, 01/05/2026	2,109,087
620,000	3.92%, 01/07/2026	619,601
1,035,000	3.98%, 01/08/2026	1,034,210
1,085,000	Southern Co Funding Corp(a) 3.88%, 01/08/2026	1,084,194
1,650,000	Sumitomo Mitsui Trust Bank Ltd(a) 3.91%, 03/09/2026	1,638,070
1,090,000	Targa Resources Corp(a) 3.99%, 01/14/2026	1,088,454
2,250,000	UDR Inc(a) 3.97%, 01/13/2026	2,247,070
		86,516,540
U.S. Government Agency Bonds and Notes — 3.43%
	Federal Home Loan Bank(h)
10,870,000	3.55%, 01/02/2026	10,868,943
8,000,000	3.58%, 01/20/2026	7,985,135
		18,854,078

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — 5.46%
$30,000,000	U.S. Treasury Bills(d)(h) 3.63%, 01/06/2026	$ 29,984,885
TOTAL SHORT TERM INVESTMENTS — 24.65% (Cost $135,337,532)		$135,355,503
TOTAL INVESTMENTS — 100.76% (Cost $550,751,638)		$553,198,633
OTHER ASSETS & LIABILITIES, NET — (0.76)%		$(4,180,893)
TOTAL NET ASSETS — 100.00%		$549,017,740
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the aggregate fair value of 144A securities was $220,501,438, representing 40.16% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of December 31, 2025.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of December 31, 2025. Maturity date disclosed represents final maturity date.
(d)	All or a portion of the security is on loan as of December 31, 2025.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Interest rate shown reflects the rate in effect as of December 31, 2025.
(f)	Collateral received for securities on loan.
(g)	Rate shown is the 7-day yield as of December 31, 2025.
(h)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
As of December 31, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Long
U.S. 2 Year Treasury Note Futures	270	USD	56,373	Mar 2026	$(18,984)
				Net Depreciation	$(18,984)
As of December 31, 2025, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
3.58%	Annually	1-day SOFR	Annually	USD	164,730	09/17/2027	$683,842	$(1,116,018)	$1,799,860
1-day SOFR	Annually	3.63%	Annually	USD	43,535	09/17/2030	(377,480)	8,134	(385,614)
3.18%	Annually	1-day SOFR	Annually	USD	11,240	12/17/2030	(135,290)	(80,584)	(54,706)
							$171,072	$(1,188,468)	$1,359,540
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 5.91%
$ 550,000	AGL Ltd(a)(b) Series 2022-23A Class BR 5.43%, 04/20/2038 3-mo. SOFR + 1.55%	$ 550,067
	American Credit Acceptance Receivables Trust(a)
	Series 2025-1 Class D
1,000,000	5.54%, 08/12/2031	1,015,588
	Series 2025-3 Class B
1,350,000	4.75%, 09/12/2029	1,358,846
1,050,000	AmeriCredit Automobile Receivables Trust Series 2023-2 Class C 6.00%, 07/18/2029	1,077,155
2,600,000	Apidos XXXVII(a)(b) Series 2021-37A Class B 5.72%, 10/22/2034 3-mo. SOFR + 1.86%	2,600,941
1,510,000	Birch Grove Ltd(a)(b) Series 2024-11A Class A1 5.22%, 01/22/2038 3-mo. SOFR + 1.36%	1,513,730
	Bridgecrest Lending Auto Securitization Trust
	Series 2025-2 Class C
800,000	5.17%, 03/17/2031	810,307
	Series 2025-3 Class B
200,000	4.73%, 09/17/2029	201,102
	Series 2025-3 Class C
900,000	4.81%, 05/15/2031	905,951
	Series 2025-3 Class D
650,000	5.27%, 05/15/2031	654,806
130,421	CCG Receivables Trust(a) Series 2023-1 Class A2 5.82%, 09/16/2030	130,937
	Drive Auto Receivables Trust
	Series 2025-1 Class D
900,000	5.41%, 09/15/2032	910,805
	Series 2025-2 Class C
640,000	4.39%, 09/15/2032	639,482
	Exeter Automobile Receivables Trust
	Series 2024-4A Class D
900,000	5.81%, 12/16/2030	919,658
	Series 2025-1A Class D
2,600,000	5.49%, 05/15/2031	2,638,633
	Series 2025-2A Class C
650,000	5.16%, 07/15/2031	657,707
	Series 2025-4A Class D
1,100,000	5.23%, 01/15/2032	1,104,363
	Series 2025-5A Class B
850,000	4.28%, 07/15/2030	851,456
	Exeter Select Automobile Receivables Trust
	Series 2025-1 Class A3
1,000,000	4.69%, 04/15/2030	1,011,033
	Series 2025-2 Class B
450,000	4.63%, 11/17/2031	453,312
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2025-2 Class D
$ 1,050,000	5.34%, 01/15/2032	$ 1,057,529
2,000,000	Ford Credit Auto Owner Trust(a)(c) Series 2025-1 Class A 4.86%, 08/15/2037	2,055,295
850,000	Hilton Grand Vacations Trust(a) Series 2025-3EXT Class A 4.56%, 10/25/2044	853,440
2,800,000	HPS Loan Management Ltd(a)(b) Series 2019-15A Class A1R2 5.16%, 10/22/2038 3-mo. SOFR + 1.24%	2,802,797
2,000,000	KKR Ltd(a)(b) Series 31A Class B 5.65%, 04/20/2034 3-mo. SOFR + 1.76%	2,002,176
2,000,000	Marathon Ltd(a)(b) Series 2021-16A Class A2R 5.45%, 04/15/2034 3-mo. SOFR + 1.55%	2,000,294
490,000	Sagard-Halseypoint Ltd(a)(b) Series 2024-8A Class A1 5.23%, 01/30/2038 3-mo. SOFR + 1.39%	490,617
	Santander Drive Auto Receivables Trust
	Series 2023-4 Class C
600,000	6.04%, 12/15/2031	615,117
	Series 2023-4 Class B
1,050,000	5.77%, 12/15/2028	1,060,061
	Series 2025-2 Class C
800,000	5.06%, 05/15/2031	805,579
	Series 2025-3 Class B
250,000	4.49%, 09/15/2031	251,724
	Series 2025-3 Class C
800,000	4.68%, 09/15/2031	804,325
	Series 2025-3 Class D
400,000	5.11%, 09/15/2031	403,880
	Series 2025-4 Class D
1,300,000	4.95%, 01/15/2032	1,306,779
	Westlake Automobile Receivables Trust(a)
	Series 2023-3A Class C
400,000	6.02%, 09/15/2028	404,249
	Series 2025-2A Class D
400,000	5.08%, 05/15/2031	402,189
TOTAL ASSET-BACKED SECURITIES — 5.91% (Cost $37,051,282)		$37,321,930
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.83%
884,647	Angel Oak Mortgage Trust(a)(c) Series 2024-10 Class A1 5.35%, 10/25/2069	888,850

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
Non-Agency — (continued)
$ 680,000	Benchmark Mortgage Trust(d) Series 2018-B2 Class A5 3.88%, 02/15/2051	$ 674,669
922,710	UBS Commercial Mortgage Trust Series 2018-C10 Class A3 4.05%, 05/15/2051	919,646
2,630,000	Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3 6.10%, 01/15/2058	2,784,814
		5,267,979
U.S. Government Agency — 46.81%
440,000	Connecticut Avenue Securities Trust(a)(b) Series 2023-R01 Class 1M2 7.62%, 12/25/2042 1-mo. SOFR + 3.75%	459,562
	Federal Home Loan Mortgage Corp
23,787	3.00%, 12/01/2026	23,657
61,299	3.00%, 07/01/2029	60,738
1,787,000	4.30%, 01/01/2030	1,785,318
178,699	3.50%, 02/01/2032	176,247
19,466	5.50%, 08/01/2033	19,854
17,167	5.50%, 01/01/2034	17,641
194,067	4.00%, 05/01/2034	192,717
39,599	5.50%, 10/01/2034	40,753
735,513	2.50%, 06/01/2035	698,420
77,194	5.00%, 09/01/2035	79,289
88,860	5.00%, 12/01/2035	91,368
703,978	2.00%, 01/01/2036	653,407
7,336	5.00%, 01/01/2036	7,544
70,804	6.00%, 01/01/2036	74,964
32,950	6.00%, 03/01/2036	34,878
36,532	6.00%, 07/01/2036	38,680
466,535	3.00%, 09/01/2036	445,135
8,251	5.50%, 05/01/2038	8,609
12,520	6.00%, 05/01/2038	13,380
27,195	5.00%, 06/01/2038	27,998
183,386	4.50%, 02/01/2040	185,187
281,696	5.00%, 03/01/2040	290,014
1,520,117	5.50%, 08/01/2040	1,569,730
1,814,037	2.00%, 01/01/2042	1,576,718
1,723,173	2.50%, 01/01/2042	1,547,662
166,741	3.50%, 06/01/2042	159,785
99,294	3.50%, 11/01/2042	94,824
477,019	4.00%, 05/01/2044	466,478
413,513	3.00%, 11/01/2046	375,587
826,274	3.00%, 12/01/2046	750,279
83,807	4.00%, 07/01/2050	81,193
1,254,919	2.50%, 11/01/2050	1,070,797
1,180,736	3.00%, 02/01/2051	1,062,161
1,482,600	2.00%, 03/01/2051	1,233,569
3,264,332	2.00%, 05/01/2051	2,655,133
2,109,241	3.00%, 07/01/2051	1,898,516
2,124,855	2.50%, 09/01/2051	1,802,873
3,473,109	2.00%, 10/01/2051	2,833,280
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,246,893	2.00%, 12/01/2051	$ 1,009,882
2,272,195	2.50%, 02/01/2052	1,948,782
1,363,869	2.00%, 03/01/2052	1,122,054
2,391,803	3.00%, 04/01/2052	2,138,144
379,029	4.00%, 04/01/2052	363,543
1,932,157	2.50%, 05/01/2052	1,666,368
2,595,377	3.50%, 05/01/2052	2,416,332
4,188,247	4.50%, 07/01/2052	4,120,455
1,392,092	3.50%, 08/01/2052	1,294,311
2,979,541	4.50%, 08/01/2052	2,933,226
1,513,217	4.50%, 09/01/2052	1,494,309
1,424,659	4.50%, 10/01/2052	1,396,913
2,377,631	5.00%, 10/01/2052	2,398,505
935,415	5.00%, 01/01/2053	939,862
1,630,409	5.50%, 01/01/2053	1,679,762
4,665,671	5.50%, 02/01/2053	4,754,784
2,506,559	6.00%, 02/01/2053	2,614,830
2,510,702	5.50%, 05/01/2053	2,574,261
2,826,022	5.50%, 07/01/2053	2,878,179
1,310,738	5.50%, 08/01/2053	1,350,375
2,291,221	6.50%, 10/01/2053	2,401,919
1,330,547	4.50%, 03/01/2054	1,300,913
1,381,035	5.50%, 09/01/2054	1,401,497
2,117,369	6.50%, 09/01/2054	2,221,970
3,911,755	5.00%, 12/01/2054	3,931,910
1,550,082	4.50%, 01/01/2055	1,513,636
1,345,815	5.00%, 01/01/2055	1,351,847
2,024,051	4.50%, 07/01/2055	1,992,254
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K136 Class A2
1,780,000	2.13%, 11/25/2031	1,591,817
	Series K517 Class A2
2,500,000	5.36%, 01/25/2029(d)	2,596,678
	Series K522 Class A2
2,347,403	4.80%, 05/25/2029	2,404,790
	Series K532 Class A2
2,800,000	4.25%, 11/25/2029(d)	2,823,763
	Series K533 Class A2
2,690,000	4.23%, 12/25/2029(d)	2,710,832
	Series K535 Class A2
2,640,000	4.69%, 11/25/2029(d)	2,701,211
	Series K537 Class A2
1,550,000	4.43%, 02/25/2030(d)	1,572,801
	Series K539 Class A2
2,350,000	4.41%, 01/25/2030(d)	2,385,933
	Series K753 Class A2
2,760,000	4.40%, 10/25/2030	2,795,454
	Series K760 Class A2
2,080,000	4.55%, 01/25/2032(d)	2,114,234
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 4769 Class QL
2,257,647	3.50%, 09/15/2047	2,115,678
	Series 5238 Class BC
2,404,330	4.00%, 09/25/2049	2,366,573

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 5559 Class BA
$ 1,262,613	5.00%, 02/25/2052	$ 1,267,690
1,020,000	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(b) Series 2022-DNA4 Class M1B 7.22%, 05/25/2042 1-mo. SOFR + 3.35%	1,052,518
65,239	Federal Home Loan Mortgage Corp Structured Pass Through Certificates(b) Series T-34 Class A1V 4.23%, 07/25/2031 1-mo. SOFR + 0.35%	64,677
	Federal National Mortgage Association
16,435	3.00%, 06/01/2027	16,304
114,891	3.00%, 08/01/2029	113,283
1,240,000	4.74%, 12/01/2029	1,269,136
1,270,000	4.85%, 01/01/2030	1,305,175
1,350,000	4.94%, 02/01/2030	1,391,703
152,003	3.00%, 10/01/2030	149,346
6,670	7.00%, 02/01/2031	7,004
15,886	7.00%, 09/01/2031	16,682
32,780	6.50%, 12/01/2031	34,010
20,955	7.00%, 12/01/2031	22,005
44,086	6.50%, 01/01/2032	45,741
22,728	7.00%, 01/01/2032	23,867
15,485	6.50%, 02/01/2032	16,066
596,579	3.00%, 05/01/2032	581,954
55,288	6.00%, 03/01/2033	58,071
33,399	5.50%, 07/01/2033	34,303
73,930	5.00%, 09/01/2033	75,103
12,213	5.50%, 09/01/2033	12,621
1,691,152	4.00%, 02/01/2034	1,692,538
28,523	5.50%, 03/01/2034	29,272
801,581	3.00%, 06/01/2034	778,121
879,910	3.00%, 11/01/2034	855,182
43,362	5.50%, 12/01/2034	45,226
67,314	5.50%, 02/01/2035	69,984
39,385	5.00%, 09/01/2035	39,923
92,886	5.00%, 10/01/2035	95,339
32,942	5.50%, 10/01/2035	34,441
51,421	6.00%, 01/01/2036	54,382
10,859	6.00%, 02/01/2036	11,484
15,727	6.00%, 03/01/2036	16,632
56,662	5.50%, 05/01/2036	59,240
1,889,875	2.00%, 02/01/2037	1,751,679
1,793,224	2.00%, 03/01/2037	1,660,975
1,594,224	2.50%, 03/01/2037	1,515,482
20,742	6.00%, 05/01/2037	21,937
30,540	5.00%, 07/01/2037	30,959
74,707	5.00%, 04/01/2039	76,823
175,362	4.50%, 05/01/2039	176,878
67,881	4.50%, 06/01/2039	68,468
57,697	4.50%, 08/01/2039	58,195
173,994	5.00%, 11/01/2039	178,925
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 100,765	5.00%, 12/01/2039	$ 103,621
1,635,362	4.50%, 04/01/2040	1,636,313
112,276	5.00%, 06/01/2040	115,459
442,740	4.50%, 08/01/2040	446,428
44,855	4.50%, 09/01/2040	45,174
139,628	5.00%, 09/01/2040	143,587
124,520	4.50%, 11/01/2040	125,424
89,361	5.00%, 01/01/2041	90,682
109,905	4.50%, 02/01/2041	110,669
22,295	4.00%, 03/01/2041	21,830
516,977	4.50%, 03/01/2041	520,259
143,869	4.00%, 09/01/2041	140,779
196,667	4.50%, 10/01/2041	197,863
423,428	3.50%, 12/01/2041	407,217
607,412	4.00%, 12/01/2041	594,182
2,163,963	2.50%, 02/01/2042	1,942,221
342,663	4.00%, 07/01/2042	335,125
206,630	3.50%, 09/01/2042	194,206
218,719	3.50%, 10/01/2042	208,608
297,354	3.00%, 03/01/2043	274,791
2,295,320	5.00%, 05/01/2043	2,334,992
2,581,861	5.00%, 06/01/2043	2,619,854
223,097	3.00%, 07/01/2043	202,719
311,360	3.00%, 08/01/2043	287,670
199,750	3.00%, 09/01/2043	184,678
1,582,542	3.50%, 07/01/2047	1,511,824
1,015,994	4.00%, 08/01/2047	973,140
429,256	3.50%, 03/01/2048	402,528
1,244,953	3.00%, 01/01/2049	1,142,030
362,681	3.00%, 12/01/2049	324,924
246,509	3.00%, 01/01/2050	220,922
494,351	2.50%, 08/01/2050	422,413
1,252,271	2.50%, 10/01/2050	1,070,216
2,959,596	2.00%, 11/01/2050	2,445,730
2,308,246	2.00%, 12/01/2050	1,911,275
2,767,804	2.00%, 01/01/2051	2,290,699
3,635,481	2.00%, 09/01/2051	2,954,761
3,651,534	2.00%, 10/01/2051	2,966,680
1,814,696	2.50%, 10/01/2051	1,558,140
3,804,744	2.00%, 11/01/2051	3,116,021
4,431,120	2.50%, 01/01/2052	3,799,910
4,273,883	3.50%, 01/01/2052	3,983,195
7,589,480	2.50%, 02/01/2052	6,518,905
9,923,113	2.00%, 03/01/2052	8,166,542
2,340,783	2.50%, 03/01/2052	2,009,037
8,911,623	3.00%, 03/01/2052	7,959,267
1,890,497	3.50%, 04/01/2052	1,760,790
3,579,958	4.00%, 06/01/2052	3,432,018
2,564,975	4.00%, 07/01/2052	2,447,894
1,970,811	5.00%, 07/01/2052	1,982,286
2,821,866	4.00%, 08/01/2052	2,695,453
1,801,291	5.00%, 08/01/2052	1,807,963
2,561,351	4.50%, 09/01/2052	2,523,721
1,327,300	5.00%, 10/01/2052	1,333,345
1,127,011	6.00%, 03/01/2053	1,175,590
298,206	4.00%, 04/01/2053	285,929
1,229,534	6.00%, 10/01/2053	1,276,577
2,418,354	6.00%, 11/01/2053	2,521,627

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,346,223	6.00%, 06/01/2054	$ 2,414,230
2,426,929	6.00%, 09/01/2054	2,523,204
2,989,839	4.50%, 10/01/2054	2,925,719
673,393	5.00%, 10/01/2054	678,866
2,704,880	5.00%, 11/01/2054	2,720,818
2,444,247	5.50%, 11/01/2054	2,502,996
2,633,579	5.50%, 03/01/2055	2,692,901
2,760,333	5.50%, 08/01/2055	2,815,830
857,567	3.50%, 08/01/2056	786,763
937,719	3.00%, 02/01/2057	806,578
	Federal National Mortgage Association Alternative Credit Enhancement Security(d)
	Series 2018-M3 Class A2
2,384,918	3.07%, 02/25/2030	2,304,325
	Series 2023-M5 Class 2A2
2,948,249	4.50%, 07/25/2028	2,973,384
	Government National Mortgage Association
109	7.50%, 10/20/2028	110
408	7.50%, 12/20/2028	414
2,335,052	2.50%, 03/20/2051	2,005,875
1,518,528	3.00%, 08/20/2051	1,366,218
3,595,859	2.00%, 09/20/2051	2,978,961
5,595,323	2.50%, 11/20/2051	4,828,933
5,939,032	2.00%, 12/20/2051	4,920,144
5,304,788	3.50%, 02/20/2052	4,867,796
2,438,292	3.50%, 06/20/2052	2,242,081
2,666,631	4.00%, 07/20/2052	2,522,905
2,704,298	3.50%, 08/20/2052	2,478,384
2,613,875	4.50%, 08/20/2052	2,566,151
5,161,779	4.50%, 09/20/2052	5,056,834
2,522,969	5.00%, 09/20/2052	2,526,301
2,408,311	5.00%, 10/20/2052	2,423,364
1,249,912	5.00%, 05/20/2053	1,250,408
4,906,037	5.00%, 06/20/2053	4,919,972
	Series 2024-125 Class H
1,503,758	4.50%, 10/20/2051	1,491,592
	Series 2025-150 Class HP
1,490,685	4.50%, 10/20/2053	1,481,104
	Vendee Mortgage Trust
	Series 1996-3 Class 1Z
58,376	6.75%, 09/15/2026	58,562
	Series 2002-1 Class 1A
105,048	6.00%, 10/15/2031	107,149
		295,388,451
TOTAL MORTGAGE-BACKED SECURITIES — 47.64% (Cost $307,795,404)		$300,656,430
U.S. GOVERNMENT AGENCY BONDS AND NOTES
7,000,000	Federal Farm Credit Bank Funding Corp 4.50%, 03/13/2026	7,012,353
	Federal Home Loan Bank
500,000	5.75%, 06/12/2026	504,649
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
$ 3,500,000	1.75%, 01/19/2029	$ 3,304,072
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.71% (Cost $10,740,106)		$10,821,074
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
26,900,000	4.13%, 01/31/2027	27,067,074
28,800,000	4.25%, 01/15/2028(e)	29,224,126
14,900,000	4.25%, 02/15/2028	15,127,574
17,800,000	3.88%, 07/15/2028	17,950,187
20,200,000	3.50%, 11/15/2028	20,177,907
30,400,000	4.13%, 08/31/2030	30,934,374
18,600,000	3.50%, 11/30/2030	18,412,546
26,000,000	3.75%, 10/31/2032	25,711,562
20,000,000	4.25%, 08/15/2035	20,143,750
24,000,000	4.75%, 02/15/2045	23,878,125
12,600,000	4.63%, 11/15/2045	12,312,562
27,900,000	4.63%, 11/15/2055	26,879,907
TOTAL U.S. TREASURY BONDS AND NOTES — 42.44% (Cost $267,540,858)		$267,819,694
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
3,774,000	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(f), 3.71%(g)	3,774,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.60% (Cost $3,774,000)		$3,774,000
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.19%
7,500,000	Federal Home Loan Bank(h) 3.55%, 01/02/2026	7,499,271

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — 0.59%
$ 3,700,000	U.S. Treasury Bills(h)(i) 3.51%, 01/02/2026	$ 3,699,640
TOTAL SHORT TERM INVESTMENTS — 1.78% (Cost $11,198,911)		$11,198,911
TOTAL INVESTMENTS — 100.08% (Cost $638,100,561)		$631,592,039
OTHER ASSETS & LIABILITIES, NET — (0.08)%		$(493,732)
TOTAL NET ASSETS — 100.00%		$631,098,307
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the aggregate fair value of 144A securities was $20,582,096, representing 3.26% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of December 31, 2025.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of December 31, 2025. Maturity date disclosed represents final maturity date.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Interest rate shown reflects the rate in effect as of December 31, 2025.
(e)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(f)	Collateral received for securities on loan.
(g)	Rate shown is the 7-day yield as of December 31, 2025.
(h)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(i)	All or a portion of the security is on loan as of December 31, 2025.
SOFR	Secured Overnight Financing Rate
As of December 31, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	100	USD	11,244	Mar 2026	$(36,719)
U.S. 10 Year Treasury Ultra Futures	14	USD	1,610	Mar 2026	(1,094)
U.S. 5 Year Treasury Note Futures	219	USD	23,938	Mar 2026	(34,679)
U.S. Long Bond Futures	73	USD	8,438	Mar 2026	(66,962)
U.S. Ultra Bond Futures	19	USD	2,242	Mar 2026	(36,209)
				Net Depreciation	$(175,663)
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2025
	Empower Bond Index Fund	Empower Core Bond Fund	Empower Global Bond Fund
ASSETS:
Investments in securities, fair value(a)(b)	$4,658,864,475	$822,540,121	$673,461,738
Cash	109,153,431	14,180,126	17,537,361
Cash denominated in foreign currencies, fair value(c)	-	11,770	3,249,533
Cash pledged on futures contracts	-	1,663,266	4,816,745
Cash pledged on forward foreign currency contracts	-	60,000	4,698,750
Cash pledged on centrally cleared swaps	-	1,997,468	3,787,652
Interest receivable	35,923,902	5,094,222	8,072,483
Subscriptions receivable	4,645,095	894,351	867,051
Receivable for investments sold	11,820,775	-	113,436
Receivable for swaps	-	37,457	225,462
Variation margin on futures contracts	-	-	80,555
Variation margin on centrally cleared swaps	-	73,569	12,095
Unrealized appreciation on forward foreign currency contracts	-	-	4,009,956
Receivable for TBA sale commitments	-	5,396,836	-
Premium paid on OTC swaps	-	-	206,777
Unrealized appreciation on OTC swaps	-	-	194,350
Total Assets	4,820,407,678	851,949,186	721,333,944
LIABILITIES:
Payable for TBA investments purchased	-	93,416,138	48,184,010
Payable for director fees	10,189	10,189	10,189
Payable for investments purchased	12,051,792	1,359,511	1,986,397
Payable for other accrued fees	154,287	123,535	202,567
Payable for shareholder services fees	1,201,463	5,980	5,001
Payable to investment adviser	494,604	253,981	333,426
Payable upon return of securities loaned	17,546,786	11,179,701	1,012,076
Redemptions payable	2,281,965	138,060	119,599
Unrealized depreciation on forward foreign currency contracts	-	17,045	3,203,367
Unrealized depreciation on OTC swaps	-	-	285,918
Variation margin on futures contracts	-	60,006	-
Written swaptions, fair value(d)	-	-	5,010
Premium received on OTC swaps	-	-	96,008
TBA sale commitments, fair value(e)	-	5,387,180	-
Cash received for TBA investments	-	-	132,000
Total Liabilities	33,741,086	111,951,326	55,575,568
NET ASSETS	$4,786,666,592	$739,997,860	$665,758,376
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$40,964,817	$8,668,363	$8,503,634
Paid-in capital in excess of par	4,982,764,741	808,149,292	716,948,737
Undistributed/accumulated deficit	(237,062,966)	(76,819,795)	(59,693,995)
NET ASSETS	$4,786,666,592	$739,997,860	$665,758,376
NET ASSETS BY CLASS
Investor Class	$3,829,201,800	$19,155,899	$16,090,402
Institutional Class	$957,464,792	$720,841,961	$649,667,974
CAPITAL STOCK:
Authorized
Investor Class	1,300,000,000	40,000,000	35,000,000
Institutional Class	530,000,000	360,000,000	330,000,000
Issued and Outstanding
Investor Class	294,057,909	1,935,582	2,307,154
Institutional Class	115,590,256	84,748,048	82,729,182
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2025
	Empower Bond Index Fund	Empower Core Bond Fund	Empower Global Bond Fund
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.02	$9.90	$6.97
Institutional Class	$8.28	$8.51	$7.85
(a) Cost of investments	$4,840,439,490	$837,423,919	$688,924,000
(b) Including fair value of securities on loan	$16,893,461	$10,926,699	$919,488
(c) Cost of cash denominated in foreign currencies	$-	$11,770	$3,222,611
(d) Premiums received	$-	$-	$(46,650)
(e) Proceeds	$-	$5,396,836	$-
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2025
	Empower High Yield Bond Fund	Empower Inflation-Protected Securities Fund	Empower Multi-Sector Bond Fund
ASSETS:
Investments in securities, fair value(a)(b)	$772,469,705	$459,563,831	$1,364,131,819
Cash	54,027,988	38,001,348	41,785,128
Cash denominated in foreign currencies, fair value(c)	22,344	-	1,813
Cash pledged on futures contracts	-	2,517,878	11,483
Cash pledged on centrally cleared swaps	843,840	7,527,101	1,500
Dividends and interest receivable	11,078,950	3,320,866	14,884,841
Subscriptions receivable	1,086,836	548,283	1,519,998
Receivable for investments sold	886,784	2,562,670	531,252
Receivable for swaps	15,283	-	-
Variation margin on futures contracts	-	52,864	-
Total Assets	840,431,730	514,094,841	1,422,867,834
LIABILITIES:
Payable for director fees	10,190	10,189	10,189
Payable for investments purchased	7,357,083	2,574,233	12,980,644
Payable for other accrued fees	124,706	82,359	185,648
Payable for shareholder services fees	130,098	1,083	149,976
Payable to investment adviser	427,712	180,545	651,781
Payable upon return of securities loaned	28,846,958	230,920	18,708,786
Redemptions payable	263,080	128,585	385,152
Unrealized depreciation on forward foreign currency contracts	29,842	-	-
Variation margin on futures contracts	-	-	197,402
Variation margin on centrally cleared swaps	2,324	254,379	-
Total Liabilities	37,191,993	3,462,293	33,269,578
NET ASSETS	$803,239,737	$510,632,548	$1,389,598,256
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$8,807,938	$5,627,234	$14,542,302
Paid-in capital in excess of par	802,240,295	541,265,640	1,413,202,889
Undistributed/accumulated deficit	(7,808,496)	(36,260,326)	(38,146,935)
NET ASSETS	$803,239,737	$510,632,548	$1,389,598,256
NET ASSETS BY CLASS
Investor Class	$415,544,036	$3,496,887	$475,933,873
Institutional Class	$387,695,701	$507,135,661	$913,664,383
CAPITAL STOCK:
Authorized
Investor Class	310,000,000	30,000,000	200,000,000
Institutional Class	170,000,000	250,000,000	495,000,000
Issued and Outstanding
Investor Class	51,295,277	380,485	35,136,942
Institutional Class	36,784,102	55,891,850	110,286,080
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$8.10	$9.19	$13.55
Institutional Class	$10.54	$9.07	$8.28
(a) Cost of investments	$745,745,617	$461,861,620	$1,351,698,347
(b) Including fair value of securities on loan	$27,660,363	$220,655	$17,915,035
(c) Cost of cash denominated in foreign currencies	$22,344	$-	$1,813
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2025
	Empower Short Duration Bond Fund	Empower U.S. Government Securities Fund
ASSETS:
Investments in securities, fair value(a)(b)	$553,198,633	$631,592,039
Cash	1,761,305	74,953
Cash pledged on futures contracts	324,384	814
Cash pledged on centrally cleared swaps	1,054,345	-
Interest receivable	3,563,595	4,618,972
Subscriptions receivable	589,091	732,214
Variation margin on centrally cleared swaps	2,933	-
Total Assets	560,494,286	637,018,992
LIABILITIES:
Payable for director fees	10,189	10,189
Payable for other accrued fees	101,744	69,417
Payable for shareholder services fees	20,466	28,703
Payable to investment adviser	87,685	152,702
Payable upon return of securities loaned	10,965,465	3,774,000
Payable for swaps	178,735	-
Redemptions payable	93,276	1,815,509
Variation margin on futures contracts	18,986	70,165
Total Liabilities	11,476,546	5,920,685
NET ASSETS	$549,017,740	$631,098,307
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,643,117	$7,414,750
Paid-in capital in excess of par	554,104,398	718,698,843
Undistributed/accumulated deficit	(10,729,775)	(95,015,286)
NET ASSETS	$549,017,740	$631,098,307
NET ASSETS BY CLASS
Investor Class	$64,718,423	$91,050,860
Institutional Class	$484,299,317	$540,047,447
CAPITAL STOCK:
Authorized
Investor Class	40,000,000	100,000,000
Institutional Class	175,000,000	265,000,000
Issued and Outstanding
Investor Class	6,168,756	8,186,495
Institutional Class	50,262,412	65,961,008
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.49	$11.12
Institutional Class	$9.64	$8.19
(a) Cost of investments	$550,751,638	$638,100,561
(b) Including fair value of securities on loan	$10,718,670	$3,699,640
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2025
	Empower Bond Index Fund	Empower Core Bond Fund	Empower Global Bond Fund
INVESTMENT INCOME:
Interest	$175,976,601	$27,348,449	$25,126,479
Income from securities lending (net of fees)	114,771	33,435	9,598
Dividends	-	-	103,302
Foreign withholding tax	-	-	(28,132)
Total Income	176,091,372	27,381,884	25,211,247
EXPENSES:
Management fees	5,096,905	2,018,506	3,319,405
Shareholder services fees – Investor Class	12,051,671	71,413	50,769
Audit and tax fees	43,632	51,882	86,046
Custodian fees	131,473	103,627	345,583
Directors fees	47,001	47,001	47,001
Legal fees	9,627	9,627	9,627
Pricing fees	226,816	179,261	120,560
Registration fees	145,863	37,323	33,689
Shareholder report fees	100,839	1,853	1,352
Transfer agent fees	10,858	9,885	9,492
Other fees	53,850	47,385	40,137
Total Expenses	17,918,535	2,577,763	4,063,661
Less amount waived by investment adviser	-	299,862	229,070
Net Expenses	17,918,535	2,277,901	3,834,591
NET INVESTMENT INCOME	158,172,837	25,103,983	21,376,656
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(14,839,228)	(2,824,517)	3,063,411
Net realized gain (loss) on swaps	-	918,098	(152,468)
Net realized gain on futures contracts	-	40,196	6,219,352
Net realized gain on written options	-	-	595,850
Net realized gain on foreign currency transactions	-	37,186	3,001,767
Net realized loss on forward foreign currency contracts	-	(127,099)	(7,428,409)
Net Realized Gain (Loss)	(14,839,228)	(1,956,136)	5,299,503
Net change in unrealized appreciation on investments	136,580,866	19,427,790	18,848,209
Net change in unrealized appreciation (depreciation) on swaps	-	302,922	(1,194,401)
Net change in unrealized appreciation (depreciation) on futures contracts	-	268,331	(3,911)
Net change in unrealized appreciation on foreign currency translations	-	25,193	45,572
Net change in unrealized depreciation on forward foreign currency contracts	-	(6,642)	(731,470)
Net change in unrealized appreciation on written options	-	-	47,959
Net Change in Unrealized Appreciation	136,580,866	20,017,594	17,011,958
Net Realized and Unrealized Gain	121,741,638	18,061,458	22,311,461
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$279,914,475	$43,165,441	$43,688,117
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2025
	Empower High Yield Bond Fund	Empower Inflation-Protected Securities Fund	Empower Multi-Sector Bond Fund
INVESTMENT INCOME:
Interest	$36,701,111	$21,400,212	$72,560,931
Income from securities lending (net of fees)	230,470	7,848	144,754
Dividends	1,167,276	-	293,307
Foreign withholding tax	(1,352)	-	(10,347)
Total Income	38,097,505	21,408,060	72,988,645
EXPENSES:
Management fees	4,224,593	1,536,374	6,188,821
Shareholder services fees – Investor Class	1,302,805	11,417	1,554,108
Audit and tax fees	79,038	51,387	77,613
Custodian fees	40,222	37,835	187,271
Directors fees	47,001	46,671	47,001
Legal fees	9,627	9,559	9,627
Pricing fees	51,751	38,463	186,087
Registration fees	66,228	57,946	67,841
Shareholder report fees	123,927	250	76,580
Transfer agent fees	9,391	9,520	12,003
Other fees	38,095	45,659	48,871
Total Expenses	5,992,678	1,845,081	8,455,823
Less amount waived by investment adviser	255,191	204,717	247,981
Net Expenses	5,737,487	1,640,364	8,207,842
NET INVESTMENT INCOME	32,360,018	19,767,696	64,780,803
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	13,677,388	4,507,267	173,026
Net realized gain on swaps	661,132	3,675,763	-
Net realized gain on futures contracts	-	3,974,236	1,339,418
Net realized gain (loss) on foreign currency transactions	(61,687)	-	496,029
Net realized loss on forward foreign currency contracts	(670,781)	-	-
Net Realized Gain	13,606,052	12,157,266	2,008,473
Net change in unrealized appreciation on investments	15,469,014	5,593,719	28,628,937
Net change in unrealized depreciation on swaps	(58,370)	(4,229,532)	-
Net change in unrealized appreciation (depreciation) on futures contracts	-	(1,023,830)	98,091
Net change in unrealized depreciation on forward foreign currency contracts	(149,722)	-	-
Net Change in Unrealized Appreciation	15,260,922	340,357	28,727,028
Net Realized and Unrealized Gain	28,866,974	12,497,623	30,735,501
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$61,226,992	$32,265,319	$95,516,304
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2025
	Empower Short Duration Bond Fund	Empower U.S. Government Securities Fund
INVESTMENT INCOME:
Interest	$25,256,986	$24,737,307
Income from securities lending (net of fees)	12,171	1,011
Total Income	25,269,157	24,738,318
EXPENSES:
Management fees	1,167,207	1,308,933
Shareholder services fees – Investor Class	320,590	326,824
Audit and tax fees	68,494	41,732
Custodian fees	46,517	15,917
Directors fees	47,001	47,001
Legal fees	9,627	9,627
Pricing fees	63,199	8,053
Registration fees	31,550	32,333
Shareholder report fees	1,448	54,156
Transfer agent fees	9,716	10,992
Other fees	46,952	46,882
Total Expenses	1,812,301	1,902,450
Less amount waived by investment adviser	273,795	210,367
Net Expenses	1,538,506	1,692,083
NET INVESTMENT INCOME	23,730,651	23,046,235
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	655,549	(4,684,632)
Net realized loss on swaps	(223,942)	-
Net realized gain (loss) on futures contracts	(30,093)	797,934
Net Realized Gain (Loss)	401,514	(3,886,698)
Net change in unrealized appreciation on investments	2,209,770	18,742,470
Net change in unrealized appreciation on swaps	1,475,536	-
Net change in unrealized depreciation on futures contracts	(18,984)	(194,452)
Net Change in Unrealized Appreciation	3,666,322	18,548,018
Net Realized and Unrealized Gain	4,067,836	14,661,320
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,798,487	$37,707,555
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower Bond Index Fund	2025	2024
OPERATIONS:
Net investment income	$158,172,837	$132,772,064
Net realized loss	(14,839,228)	(24,134,260)
Net change in unrealized appreciation (depreciation)	136,580,866	(73,164,657)
Net Increase in Net Assets Resulting from Operations	279,914,475	35,473,147
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(103,153,270)	(73,675,436)
Institutional Class	(44,510,057)	(36,463,706)
From Net Investment Income	(147,663,327)	(110,139,142)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,134,917,019	898,154,649
Institutional Class	221,958,879	175,618,179
Shares issued in reinvestment of distributions
Investor Class	103,153,270	73,675,436
Institutional Class	44,510,057	36,463,706
Shares redeemed
Investor Class	(640,981,252)	(577,745,894)
Institutional Class	(206,274,177)	(138,531,058)
Net Increase in Net Assets Resulting from Capital Share Transactions	657,283,796	467,635,018
Total Increase in Net Assets	789,534,944	392,969,023
NET ASSETS:
Beginning of year	3,997,131,648	3,604,162,625
End of year	$4,786,666,592	$3,997,131,648
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	87,361,453	70,319,131
Institutional Class	26,253,172	20,914,176
Shares issued in reinvestment of distributions
Investor Class	7,895,510	5,889,323
Institutional Class	5,353,110	4,507,257
Shares redeemed
Investor Class	(49,492,868)	(45,255,030)
Institutional Class	(24,621,688)	(16,402,417)
Net Increase	52,748,689	39,972,440
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower Core Bond Fund	2025	2024
OPERATIONS:
Net investment income	$25,103,983	$20,403,894
Net realized loss	(1,956,136)	(8,430,004)
Net change in unrealized appreciation (depreciation)	20,017,594	(3,517,067)
Net Increase in Net Assets Resulting from Operations	43,165,441	8,456,823
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(524,203)	(890,025)
Institutional Class	(25,337,000)	(19,846,712)
From Net Investment Income	(25,861,203)	(20,736,737)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	9,761,560	18,677,502
Institutional Class	238,111,003	127,932,233
Shares issued in reinvestment of distributions
Investor Class	524,203	890,025
Institutional Class	25,337,000	19,846,712
Shares redeemed
Investor Class	(20,450,879)	(14,906,862)
Institutional Class	(73,731,911)	(89,727,187)
Net Increase in Net Assets Resulting from Capital Share Transactions	179,550,976	62,712,423
Total Increase in Net Assets	196,855,214	50,432,509
NET ASSETS:
Beginning of year	543,142,646	492,710,137
End of year	$739,997,860	$543,142,646
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	983,459	1,894,915
Institutional Class	27,891,914	15,116,469
Shares issued in reinvestment of distributions
Investor Class	52,733	93,245
Institutional Class	2,968,352	2,411,924
Shares redeemed
Investor Class	(2,100,159)	(1,526,386)
Institutional Class	(8,657,900)	(10,627,118)
Net Increase	21,138,399	7,363,049
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower Global Bond Fund	2025	2024
OPERATIONS:
Net investment income	$21,376,656	$18,217,422
Net realized gain (loss)	5,299,503	(2,735,951)
Net change in unrealized appreciation (depreciation)	17,011,958	(19,342,006)
Net Increase (Decrease) in Net Assets Resulting from Operations	43,688,117	(3,860,535)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(472,027)	(415,059)
Institutional Class	(18,354,058)	(14,201,222)
From Net Investment Income	(18,826,085)	(14,616,281)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	5,096,060	4,814,878
Institutional Class	195,616,011	141,108,770
Shares issued in reinvestment of distributions
Investor Class	472,027	415,059
Institutional Class	18,354,058	14,201,222
Shares redeemed
Investor Class	(5,837,133)	(7,702,257)
Institutional Class	(128,938,094)	(107,449,026)
Net Increase in Net Assets Resulting from Capital Share Transactions	84,762,929	45,388,646
Total Increase in Net Assets	109,624,961	26,911,830
NET ASSETS:
Beginning of year	556,133,415	529,221,585
End of year	$665,758,376	$556,133,415
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	725,512	694,176
Institutional Class	24,799,929	18,291,802
Shares issued in reinvestment of distributions
Investor Class	67,369	62,135
Institutional Class	2,327,847	1,896,024
Shares redeemed
Investor Class	(849,160)	(1,116,578)
Institutional Class	(16,612,259)	(13,969,005)
Net Increase	10,459,238	5,858,554
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower High Yield Bond Fund	2025	2024
OPERATIONS:
Net investment income	$32,360,018	$23,772,184
Net realized gain	13,606,052	4,939,733
Net change in unrealized appreciation	15,260,922	9,691,772
Net Increase in Net Assets Resulting from Operations	61,226,992	38,403,689
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(18,420,291)	(14,299,129)
Institutional Class	(13,872,781)	(9,077,525)
From Net Investment Income	(32,293,072)	(23,376,654)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	115,035,557	243,364,198
Institutional Class	107,738,214	65,705,125
Shares issued in reinvestment of distributions
Investor Class	18,420,291	14,299,129
Institutional Class	13,872,781	9,077,525
Shares redeemed
Investor Class	(87,328,948)	(58,429,940)
Institutional Class	(44,928,783)	(59,327,366)
Net Increase in Net Assets Resulting from Capital Share Transactions	122,809,112	214,688,671
Total Increase in Net Assets	151,743,032	229,715,706
NET ASSETS:
Beginning of year	651,496,705	421,780,999
End of year	$803,239,737	$651,496,705
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	14,182,006	30,967,747
Institutional Class	10,259,726	6,623,902
Shares issued in reinvestment of distributions
Investor Class	2,268,459	1,835,387
Institutional Class	1,313,937	906,753
Shares redeemed
Investor Class	(10,911,378)	(7,524,961)
Institutional Class	(4,327,884)	(6,002,281)
Net Increase	12,784,866	26,806,547
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower Inflation-Protected Securities Fund	2025	2024
OPERATIONS:
Net investment income	$19,767,696	$18,439,169
Net realized gain (loss)	12,157,266	(4,165,799)
Net change in unrealized appreciation (depreciation)	340,357	(444,884)
Net Increase in Net Assets Resulting from Operations	32,265,319	13,828,486
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(121,474)	(136,793)
Institutional Class	(19,336,806)	(18,280,848)
From Net Investment Income	(19,458,280)	(18,417,641)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,065,044	717,700
Institutional Class	141,746,722	100,078,170
Shares issued in reinvestment of distributions
Investor Class	121,474	136,793
Institutional Class	19,336,806	18,280,848
Shares redeemed
Investor Class	(1,723,885)	(1,226,651)
Institutional Class	(139,013,860)	(71,412,607)
Net Increase in Net Assets Resulting from Capital Share Transactions	21,532,301	46,574,253
Total Increase in Net Assets	34,339,340	41,985,098
NET ASSETS:
Beginning of year	476,293,208	434,308,110
End of year	$510,632,548	$476,293,208
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	114,655	78,926
Institutional Class	15,360,774	11,060,452
Shares issued in reinvestment of distributions
Investor Class	13,190	15,375
Institutional Class	2,127,678	2,083,083
Shares redeemed
Investor Class	(189,317)	(135,651)
Institutional Class	(15,306,928)	(7,932,728)
Net Increase	2,120,052	5,169,457
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower Multi-Sector Bond Fund	2025	2024
OPERATIONS:
Net investment income	$64,780,803	$54,959,100
Net realized gain (loss)	2,008,473	(830,132)
Net change in unrealized appreciation (depreciation)	28,727,028	(2,813,239)
Net Increase in Net Assets Resulting from Operations	95,516,304	51,315,729
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(15,097,399)	(15,096,125)
Institutional Class	(51,762,104)	(39,196,638)
From Net Investment Income	(66,859,503)	(54,292,763)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	126,030,479	179,350,180
Institutional Class	339,437,568	178,480,619
Shares issued in reinvestment of distributions
Investor Class	15,097,399	15,096,125
Institutional Class	51,762,104	39,196,638
Shares redeemed
Investor Class	(109,336,564)	(104,283,771)
Institutional Class	(122,502,228)	(145,473,513)
Net Increase in Net Assets Resulting from Capital Share Transactions	300,488,758	162,366,278
Total Increase in Net Assets	329,145,559	159,389,244
NET ASSETS:
Beginning of year	1,060,452,697	901,063,453
End of year	$1,389,598,256	$1,060,452,697
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	9,364,756	13,798,014
Institutional Class	40,228,082	21,256,381
Shares issued in reinvestment of distributions
Investor Class	1,112,146	1,166,605
Institutional Class	6,235,156	4,840,890
Shares redeemed
Investor Class	(8,166,791)	(8,013,332)
Institutional Class	(14,561,932)	(17,411,775)
Net Increase	34,211,417	15,636,783
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower Short Duration Bond Fund	2025	2024
OPERATIONS:
Net investment income	$23,730,651	$18,414,132
Net realized gain (loss)	401,514	(6,474,913)
Net change in unrealized appreciation	3,666,322	6,426,257
Net Increase in Net Assets Resulting from Operations	27,798,487	18,365,476
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(1,943,859)	(2,763,401)
Institutional Class	(18,743,811)	(18,021,020)
From Net Investment Income	(20,687,670)	(20,784,421)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	107,801,720	17,912,022
Institutional Class	140,023,500	92,912,663
Shares issued in reinvestment of distributions
Investor Class	1,943,859	2,763,401
Institutional Class	18,743,811	18,021,020
Shares redeemed
Investor Class	(113,835,949)	(21,236,617)
Institutional Class	(44,552,147)	(84,203,711)
Net Increase in Net Assets Resulting from Capital Share Transactions	110,124,794	26,168,778
Total Increase in Net Assets	117,235,611	23,749,833
NET ASSETS:
Beginning of year	431,782,129	408,032,296
End of year	$549,017,740	$431,782,129
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	10,364,889	1,701,662
Institutional Class	14,311,404	9,536,473
Shares issued in reinvestment of distributions
Investor Class	185,146	269,337
Institutional Class	1,942,869	1,902,959
Shares redeemed
Investor Class	(10,794,170)	(2,033,492)
Institutional Class	(4,577,167)	(8,669,013)
Net Increase	11,432,971	2,707,926
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower U.S. Government Securities Fund	2025	2024
OPERATIONS:
Net investment income	$23,046,235	$22,410,104
Net realized loss	(3,886,698)	(16,647,065)
Net change in unrealized appreciation (depreciation)	18,548,018	(3,359,602)
Net Increase in Net Assets Resulting from Operations	37,707,555	2,403,437
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(2,365,380)	(3,649,329)
Institutional Class	(21,081,598)	(17,486,186)
From Net Investment Income	(23,446,978)	(21,135,515)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	48,442,996	89,711,536
Institutional Class	175,947,054	174,288,691
Shares issued in reinvestment of distributions
Investor Class	2,365,380	3,649,329
Institutional Class	21,081,598	17,486,186
Shares redeemed
Investor Class	(100,783,292)	(259,024,964)
Institutional Class	(87,843,201)	(106,573,155)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	59,210,535	(80,462,377)
Total Increase (Decrease) in Net Assets	73,471,112	(99,194,455)
NET ASSETS:
Beginning of year	557,627,195	656,821,650
End of year	$631,098,307	$557,627,195
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	4,366,337	8,211,497
Institutional Class	21,266,520	21,089,867
Shares issued in reinvestment of distributions
Investor Class	211,969	340,246
Institutional Class	2,566,207	2,198,977
Shares redeemed
Investor Class	(9,227,506)	(23,898,594)
Institutional Class	(10,643,778)	(12,988,576)
Net Increase (Decrease)	8,539,749	(5,046,583)
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2025	$12.55	0.47	0.36	0.83	—	(0.36)	—	(0.36)	$13.02	6.62%
12/31/2024	$12.75	0.44	(0.34)	0.10	—	(0.30)	—	(0.30)	$12.55	0.82%
12/31/2023	$12.39	0.37	0.24	0.61	(0.01)	(0.24)	—	(0.25)	$12.75	5.02%
12/31/2022	$14.54	0.23	(2.22)	(1.99)	—	(0.15)	(0.01)	(0.16)	$12.39	(13.68%)
12/31/2021	$15.12	0.16	(0.52)	(0.36)	—	(0.12)	(0.10)	(0.22)	$14.54	(2.39%)
Institutional Class
12/31/2025	$8.12	0.33	0.23	0.56	—	(0.40)	—	(0.40)	$8.28	6.94%
12/31/2024	$8.37	0.31	(0.21)	0.10	—	(0.35)	—	(0.35)	$8.12	1.22%
12/31/2023	$8.25	0.28	0.15	0.43	(0.01)	(0.30)	—	(0.31)	$8.37	5.38%
12/31/2022	$9.77	0.18	(1.49)	(1.31)	—	(0.20)	(0.01)	(0.21)	$8.25	(13.44%)
12/31/2021	$10.22	0.14	(0.34)	(0.20)	—	(0.15)	(0.10)	(0.25)	$9.77	(1.98%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)
Investor Class
12/31/2025	$3,829,202	0.49%	0.49%	3.58%	21%
12/31/2024	$3,115,595	0.49%	0.49%	3.43%	27%
12/31/2023	$2,770,265	0.50%	0.50%	3.01%	27%
12/31/2022	$1,862,529	0.51%	0.50%	1.78%	25%
12/31/2021	$1,349,431	0.50%	0.50%	1.05%	39%
Institutional Class
12/31/2025	$957,465	0.13%	0.13%	3.93%	21%
12/31/2024	$881,537	0.14%	0.14%	3.73%	27%
12/31/2023	$833,898	0.14%	0.14%	3.33%	27%
12/31/2022	$795,453	0.15%	0.15%	2.07%	25%
12/31/2021	$954,505	0.14%	0.14%	1.43%	39%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2025	$9.54	0.36	0.28	0.64	-	(0.28)	-	(0.28)	$9.90	6.75%
12/31/2024	$9.71	0.36	(0.22)	0.14	-	(0.31)	-	(0.31)	$9.54	1.53%
12/31/2023	$9.34	0.31	0.27	0.58	-	(0.21)	-	(0.21)	$9.71	6.20%
12/31/2022	$11.08	0.18	(1.81)	(1.63)	-	(0.11)	-	(0.11)	$9.34	(14.70%)
12/31/2021	$11.55	0.12	(0.30)	(0.18)	(0.01)	(0.08)	(0.20)	(0.29)	$11.08	(1.55%)
Institutional Class
12/31/2025	$8.23	0.34	0.25	0.59	-	(0.31)	-	(0.31)	$8.51	7.18%
12/31/2024	$8.41	0.34	(0.19)	0.15	-	(0.33)	-	(0.33)	$8.23	1.80%
12/31/2023	$8.38	0.31	0.24	0.55	-	(0.52)	-	(0.52)	$8.41	6.62%
12/31/2022	$10.01	0.20	(1.64)	(1.44)	-	(0.19)	-	(0.19)	$8.38	(14.37%)
12/31/2021	$10.51	0.15	(0.28)	(0.13)	(0.01)	(0.16)	(0.20)	(0.37)	$10.01	(1.21%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)(e)
Supplemental Data and Ratios
Investor Class
12/31/2025	$19,156	0.87%	0.70%	3.66%	197%
12/31/2024	$28,602	0.89%	0.70%	3.67%	278%
12/31/2023	$24,640	0.88%	0.70%	3.25%	440%
12/31/2022	$45,622	0.81%	0.70%	1.79%	490%
12/31/2021	$95,010	0.75%	0.70%	1.07%	407%
Institutional Class
12/31/2025	$720,842	0.39%	0.35%	3.99%	197%
12/31/2024	$514,541	0.41%	0.35%	4.00%	278%
12/31/2023	$468,070	0.41%	0.35%	3.65%	440%
12/31/2022	$394,322	0.40%	0.35%	2.20%	490%
12/31/2021	$474,577	0.37%	0.35%	1.42%	407%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.
(e)	Portfolio turnover includes purchases and sales related to TBA transactions, including dollar roll transactions, which occurred during the period. Excluding TBA and dollar roll transactions, the portfolio turnover would have been 48%, 58%, 47%, 50% and 72% for the years ended December 31 2025, 2024, 2023, 2022, and 2021, respectively.

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2025	$6.68	0.23	0.27	0.50	-	(0.21)	-	(0.21)	$6.97	7.54%
12/31/2024	$6.92	0.21	(0.27)	(0.06)	-	(0.18)	-	(0.18)	$6.68	(0.87%)
12/31/2023	$6.64	0.16	0.18	0.34	(0.03)	(0.03)	-	(0.06)	$6.92	5.13%
12/31/2022	$7.88	0.10	(1.26)	(1.16)	(0.03)	(0.02)	(0.03)	(0.08)	$6.64	(14.65%)
12/31/2021	$8.43	0.03	(0.57)	(0.54)	-	(0.01)	-	(0.01)	$7.88	(6.46%)
Institutional Class
12/31/2025	$7.48	0.29	0.31	0.60	-	(0.23)	-	(0.23)	$7.85	7.89%
12/31/2024	$7.73	0.26	(0.31)	(0.05)	-	(0.20)	-	(0.20)	$7.48	(0.49%)
12/31/2023	$7.40	0.21	0.19	0.40	(0.03)	(0.04)	-	(0.07)	$7.73	5.42%
12/31/2022	$8.75	0.14	(1.40)	(1.26)	(0.03)	(0.03)	(0.03)	(0.09)	$7.40	(14.35%)
12/31/2021	$9.33	0.07	(0.63)	(0.56)	-	(0.02)	-	(0.02)	$8.75	(6.03%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)(e)
Supplemental Data and Ratios
Investor Class
12/31/2025	$16,090	1.20%	1.00%	3.34%	153%
12/31/2024	$15,780	1.22%	1.00%	3.04%	197%
12/31/2023	$18,858	1.17%	1.00%	2.41%	160%
12/31/2022	$20,801	1.13%	1.00%	1.48%	176%
12/31/2021	$25,775	1.09%	1.01%	0.32%	184%
Institutional Class
12/31/2025	$649,668	0.68%	0.65%	3.68%	153%
12/31/2024	$540,353	0.68%	0.65%	3.42%	197%
12/31/2023	$510,363	0.67%	0.65%	2.82%	160%
12/31/2022	$421,489	0.65%	0.65%	1.83%	176%
12/31/2021	$513,789	0.64%	0.64%	0.74%	184%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.
(e)	Portfolio turnover includes purchases and sales related to TBA transactions, including dollar roll transactions, which occurred during the period. Excluding TBA and dollar roll transactions, the portfolio turnover would have been 76%, 99%, 90%, 96%, and 138% for the years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2025	$7.78	0.36	0.34	0.70	(0.38)	-	(0.38)	$8.10	8.96%
12/31/2024	$7.53	0.35	0.23	0.58	(0.33)	-	(0.33)	$7.78	7.64%
12/31/2023	$7.15	0.30	0.49	0.79	(0.41)	-	(0.41)	$7.53	11.14%
12/31/2022	$8.40	0.21	(1.21)	(1.00)	(0.25)	-	(0.25)	$7.15	(11.80%)
12/31/2021	$8.36	0.16	0.14	0.30	(0.26)	-	(0.26)	$8.40	3.65%
Institutional Class
12/31/2025	$10.00	0.50	0.43	0.93	(0.39)	-	(0.39)	$10.54	9.34%
12/31/2024	$9.55	0.48	0.29	0.77	(0.32)	-	(0.32)	$10.00	8.03%
12/31/2023	$8.99	0.43	0.59	1.02	(0.46)	-	(0.46)	$9.55	11.55%
12/31/2022	$10.47	0.30	(1.52)	(1.22)	(0.26)	-	(0.26)	$8.99	(11.61%)
12/31/2021	$10.28	0.31	0.10	0.41	(0.22)	-	(0.22)	$10.47	4.03%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)
Supplemental Data and Ratios
Investor Class
12/31/2025	$415,544	1.03%	0.98%	4.43%	57%
12/31/2024	$356,078	1.05%	0.98%	4.45%	59%
12/31/2023	$154,223	1.09%	1.03%	4.12%	64%
12/31/2022	$277,799	1.14%	1.09%	2.84%	49%
12/31/2021	$290,677	1.20%	1.10%	1.88%	58%
Institutional Class
12/31/2025	$387,696	0.65%	0.63%	4.78%	57%
12/31/2024	$295,418	0.66%	0.63%	4.84%	59%
12/31/2023	$267,558	0.69%	0.66%	4.62%	64%
12/31/2022	$224,746	0.76%	0.74%	3.13%	49%
12/31/2021	$293,237	0.78%	0.75%	2.94%	58%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2025	$8.91	0.37	0.24	0.61	(0.33)	—	(0.33)	$9.19	6.75%
12/31/2024	$8.97	0.34	(0.08)	0.26	(0.32)	—	(0.32)	$8.91	2.80%
12/31/2023	$8.94	0.33	0.08	0.41	(0.38)	—	(0.38)	$8.97	4.76%
12/31/2022	$10.63	0.43	(1.36)	(0.93)	(0.50)	(0.26)	(0.76)	$8.94	(8.92%)
12/31/2021	$10.46	0.29	0.20	0.49	(0.26)	(0.06)	(0.32)	$10.63	4.76%
Institutional Class
12/31/2025	$8.79	0.39	0.25	0.64	(0.36)	—	(0.36)	$9.07	7.17%
12/31/2024	$8.87	0.37	(0.10)	0.27	(0.35)	—	(0.35)	$8.79	3.10%
12/31/2023	$8.85	0.36	0.09	0.45	(0.43)	—	(0.43)	$8.87	5.13%
12/31/2022	$10.54	0.46	(1.35)	(0.89)	(0.54)	(0.26)	(0.80)	$8.85	(8.66%)
12/31/2021	$10.39	0.33	0.20	0.53	(0.32)	(0.06)	(0.38)	$10.54	5.18%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)(e)
Investor Class
12/31/2025	$3,497	1.83%	0.70%	3.94%	180%
12/31/2024	$3,937	2.02%	0.70%	3.72%	144%
12/31/2023	$4,337	1.82%	0.70%	3.70%	121%
12/31/2022	$4,312	1.57%	0.70%	4.34%	49%
12/31/2021	$6,194	1.12%	0.70%	2.75%	137%
Institutional Class
12/31/2025	$507,136	0.39%	0.35%	4.25%	180%
12/31/2024	$472,357	0.39%	0.35%	4.07%	144%
12/31/2023	$429,971	0.39%	0.35%	4.05%	121%
12/31/2022	$376,522	0.39%	0.35%	4.72%	49%
12/31/2021	$483,913	0.37%	0.35%	3.09%	137%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.
(e)	Portfolio turnover includes purchases and sales related to TBA transactions, including dollar roll transactions. Excluding TBA and dollar roll transactions in fiscal years shown prior to 2025, the portfolio turnover would have been 120%, 109%, 48%, and 46% for the years ended December 31, 2024, 2023, 2022, and 2021, respectively.

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2025	$12.95	0.69	0.35	1.04	(0.44)	—	(0.44)	$13.55	7.98%
12/31/2024	$12.77	0.71	(0.05)	0.66	(0.48)	—	(0.48)	$12.95	5.14%
12/31/2023	$12.22	0.63	0.32	0.95	(0.40)	—	(0.40)	$12.77	7.88%
12/31/2022	$14.15	0.47	(2.08)	(1.61)	(0.30)	(0.02)	(0.32)	$12.22	(11.42%)
12/31/2021	$14.57	0.41	(0.28)	0.13	(0.34)	(0.21)	(0.55)	$14.15	0.89%
Institutional Class
12/31/2025	$8.10	0.46	0.22	0.68	(0.50)	—	(0.50)	$8.28	8.39%
12/31/2024	$8.19	0.48	(0.04)	0.44	(0.53)	—	(0.53)	$8.10	5.55%
12/31/2023	$8.01	0.44	0.21	0.65	(0.47)	—	(0.47)	$8.19	8.17%
12/31/2022	$9.44	0.34	(1.38)	(1.04)	(0.37)	(0.02)	(0.39)	$8.01	(11.06%)
12/31/2021	$9.98	0.31	(0.19)	0.12	(0.45)	(0.21)	(0.66)	$9.44	1.16%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)
Investor Class
12/31/2025	$475,934	0.93%	0.90%	5.13%	74%
12/31/2024	$425,171	0.96%	0.90%	5.40%	65%
12/31/2023	$330,430	0.97%	0.90%	5.04%	63%
12/31/2022	$234,286	0.99%	0.90%	3.65%	67%
12/31/2021	$162,932	0.93%	0.90%	2.83%	67%
Institutional Class
12/31/2025	$913,664	0.56%	0.55%	5.48%	74%
12/31/2024	$635,282	0.58%	0.55%	5.75%	65%
12/31/2023	$570,633	0.59%	0.55%	5.37%	63%
12/31/2022	$431,059	0.60%	0.55%	4.03%	67%
12/31/2021	$527,720	0.57%	0.55%	3.16%	67%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2025	$10.27	0.47	0.07	0.54	—	(0.32)	—	(0.32)	$10.49	5.29%
12/31/2024	$10.29	0.43	0.01	0.44	—	(0.46)	—	(0.46)	$10.27	4.24%
12/31/2023	$9.97	0.32	0.24	0.56	(0.00) (d)	(0.24)	—	(0.24)	$10.29	5.67%
12/31/2022	$10.57	0.19	(0.64)	(0.45)	—	(0.15)	—	(0.15)	$9.97	(4.25%)
12/31/2021	$10.77	0.11	(0.11)	0.00 (d)	(0.00) (d)	(0.11)	(0.09)	(0.20)	$10.57	(0.03%)
Institutional Class
12/31/2025	$9.48	0.46	0.09	0.55	—	(0.39)	—	(0.39)	$9.64	5.80%
12/31/2024	$9.53	0.44	(0.00) (d)	0.44	—	(0.49)	—	(0.49)	$9.48	4.65%
12/31/2023	$9.29	0.33	0.22	0.55	(0.00) (d)	(0.31)	—	(0.31)	$9.53	5.98%
12/31/2022	$9.88	0.20	(0.59)	(0.39)	—	(0.20)	—	(0.20)	$9.29	(3.95%)
12/31/2021	$10.11	0.14	(0.10)	0.04	(0.00) (d)	(0.18)	(0.09)	(0.27)	$9.88	0.34%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
12/31/2025	$64,718	0.66%	0.59%	4.42%	50%
12/31/2024	$65,870	0.69%	0.59%	4.11%	96%
12/31/2023	$66,610	0.67%	0.60%	3.15%	58%
12/31/2022	$63,874	0.68%	0.60%	1.84%	76%
12/31/2021	$58,567	0.66%	0.60%	1.06%	123%
Institutional Class
12/31/2025	$484,299	0.29%	0.24%	4.73%	50%
12/31/2024	$365,913	0.29%	0.24%	4.47%	96%
12/31/2023	$341,422	0.28%	0.25%	3.51%	58%
12/31/2022	$271,140	0.28%	0.25%	2.12%	76%
12/31/2021	$317,200	0.26%	0.25%	1.43%	123%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Portfolio turnover is calculated at the Fund level.

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2025	$10.71	0.42	0.29	0.71	-	(0.30)	-	(0.30)	$11.12	6.60%
12/31/2024	$10.92	0.40	(0.32)	0.08	-	(0.29)	-	(0.29)	$10.71	0.76%
12/31/2023	$10.71	0.37	0.10	0.47	-	(0.26)	-	(0.26)	$10.92	4.44%
12/31/2022	$12.36	0.21	(1.70)	(1.49)	(0.00) (d)	(0.16)	-	(0.16)	$10.71	(12.08%)
12/31/2021	$12.91	0.08	(0.36)	(0.28)	(0.02)	(0.06)	(0.19)	(0.27)	$12.36	(2.15%)
Institutional Class
12/31/2025	$7.96	0.34	0.22	0.56	-	(0.33)	-	(0.33)	$8.19	7.06%
12/31/2024	$8.22	0.33	(0.24)	0.09	-	(0.35)	-	(0.35)	$7.96	1.07%
12/31/2023	$8.20	0.31	0.07	0.38	-	(0.36)	-	(0.36)	$8.22	4.76%
12/31/2022	$9.56	0.18	(1.30)	(1.12)	(0.00) (d)	(0.24)	-	(0.24)	$8.20	(11.72%)
12/31/2021	$10.03	0.10	(0.28)	(0.18)	(0.03)	(0.07)	(0.19)	(0.29)	$9.56	(1.84%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)(f)
Supplemental Data and Ratios
Investor Class
12/31/2025	$91,051	0.67%	0.59%	3.79%	95%
12/31/2024	$137,462	0.64%	0.59%	3.65%	78%
12/31/2023	$307,756	0.62%	0.60%	3.40%	47%
12/31/2022	$374,269	0.63%	0.60%	1.84%	247%
12/31/2021	$326,788	0.65%	0.60%	0.62%	264%
Institutional Class
12/31/2025	$540,047	0.27%	0.24%	4.10%	95%
12/31/2024	$420,165	0.26%	0.24%	4.03%	78%
12/31/2023	$349,065	0.28%	0.25%	3.78%	47%
12/31/2022	$210,079	0.26%	0.25%	2.10%	247%
12/31/2021	$250,972	0.26%	0.25%	1.00%	264%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Portfolio turnover includes purchases and sales related to TBA transactions, including dollar roll transactions, which occurred during the period. Excluding TBA and dollar roll transactions, the portfolio turnover would have been 89%, 76%, 40%, 115% and 85%, for the years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

EMPOWER FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.  Empower Funds presently consists of forty-four funds. Interests in the Funds are included herein. Each Fund is diversified as defined in the 1940 Act, except the Empower Global Bond Fund which is non-diversified. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
Investment Objectives
Empower Bond Index Fund - seeks investment results that track the total return of the debt securities that comprise the Bloomberg U.S. Aggregate Bond Index
Empower Core Bond Fund - seeks to provide total return, consisting of two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings
Empower Global Bond Fund - seeks current income with capital appreciation and growth of income
Empower High Yield Bond Fund - seeks to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective
Empower Inflation-Protected Securities Fund - seeks real return consistent with the preservation of capital
Empower Multi-Sector Bond Fund - seeks high total investment return through a combination of current income and capital appreciation
Empower Short Duration Bond Fund - seeks maximum total return that is consistent with preservation of capital and liquidity
Empower U.S. Government Securities Fund - seeks the highest level of return consistent with preservation of capital and substantial credit protection
The Funds each offer two share classes, referred to as Investor Class and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.  Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.

Annual Report - December 31, 2025

Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the OTC market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.

Annual Report - December 31, 2025

Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Rights	Exchange traded close price, bids and evaluated bids
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Purchased and Written Options	Cash rates, futures and swap rates, FX spot and forward curve, FX volatilities, interest rates, net present value of cash flows
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
Forward Foreign Currency Contracts	Foreign currency spot and forward rates
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows
Interest Rate Swaps	Interest rate curves, SOFR curves, reported trades and swap curves
Inflation Swaps	Interest rate curves, CPI or relevant inflation index curves, SOFR/OIS curves, reported trades, and swap curves
Total Return Swaps	Real time, intra-day updates on equity stock or index levels, projected dividend curves, interest rate curves, and equity volatility surfaces and correlations

Annual Report - December 31, 2025

The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2025, the inputs used to value the Empower High Yield Bond Fund and the Empower Multi-Sector Bond Fund investments are detailed in the following tables. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments. For the remaining Funds, all the investments were valued using Level 2 inputs,except for Futures contracts and Government Money Market Mutual Funds, which were valued using Level 1 inputs.
Empower High Yield Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Bank Loans	$—	$30,947,413	$—	$30,947,413
Corporate Bonds and Notes	—	539,648,053	23	539,648,076
Convertible Bonds	—	150,334,288	—	150,334,288
Common Stock
Communications	—	202,047	—	202,047
Consumer, Cyclical	2,242,274	—	—	2,242,274
Energy	493,394	—	—	493,394
Industrial	362,069	—	—	362,069
	3,097,737	202,047	—	3,299,784
Convertible Preferred Stock
Basic Materials	—	1,087,783	—	1,087,783
Consumer, Cyclical	—	1,257,252	—	1,257,252
Financial	3,633,910	3,387,010	—	7,020,920
Technology	—	3,382,245	—	3,382,245
	3,633,910	9,114,290	—	12,748,200
Preferred Stock	—	6,644,986	—	6,644,986
Government Money Market Mutual Funds	28,846,958	—	—	28,846,958
Total investments, at fair value:	35,578,605	736,891,077	23	772,469,705
Other Financial Investments:
Credit Default Swaps(a)	—	17,195	—	17,195
Total Assets	$35,578,605	$736,908,272	$23	$772,486,900
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(29,842)	—	(29,842)
Total Liabilities	$—	$(29,842)	$—	$(29,842)
(a)	Forward Foreign Currency Contracts and Credit Default Swaps are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

Annual Report - December 31, 2025

Empower Multi-Sector Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$173,858,501	$—	$173,858,501
Bank Loans	—	84,883,706	—	84,883,706
Corporate Bonds and Notes	—	571,423,363	—	571,423,363
Convertible Bonds	—	9,281,969	—	9,281,969
Foreign Government Bonds and Notes	—	150,451,552	—	150,451,552
Mortgage-Backed Securities	—	185,679,838	—	185,679,838
Municipal Bonds and Notes	—	865,615	—	865,615
U.S. Treasury Bonds and Notes	—	158,668,230	—	158,668,230
Common Stock
Communications	157,811	101,405	—	259,216
Consumer, Non-cyclical	1,441,177	1,490	6,309	1,448,976
Financial	729	6,961	1,300	8,990
	1,599,717	109,856	7,609	1,717,182
Convertible Preferred Stock	—	848,629	—	848,629
Preferred Stock	—	902,294	—	902,294
Rights	—	5,526	—	5,526
Government Money Market Mutual Funds	18,708,786	—	—	18,708,786
Short Term Investments	—	6,836,628	—	6,836,628
Total investments, at fair value:	20,308,503	1,343,815,707	7,609	1,364,131,819
Other Financial Investments:
Futures Contracts(a)	1,632,214	—	—	1,632,214
Total Assets	$21,940,717	$1,343,815,707	$7,609	$1,365,764,033
Liabilities
Other Financial Investments:
Futures Contracts(a)	$(1,441,945)	$—	$—	$(1,441,945)
Total Liabilities	$(1,441,945)	$—	$—	$(1,441,945)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
To Be Announced Transactions
A Fund may invest in securities known as To Be Announced ("TBA") securities. TBAs are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date.  The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. TBAs are included in Investments in securities, fair value on the Statement of Assets and Liabilities.
Short Sales
A Fund may engage in “short sales” including TBA sales commitments. Short sales involve selling short a security (usually a TBA) that a Fund has the right to obtain, for delivery at a specified date in the future. A Fund may enter into short sales to hedge against anticipated declines in the market price of securities held in a Fund. A Fund does not deliver from the portfolio the securities sold short and does not immediately receive the proceeds of the short sale. A Fund borrows the securities sold short and receives proceeds from the short sale only when a Fund delivers the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain. A gain or loss is recognized upon termination of a short sale. Interest income is not earned on short sales. A Fund nets short and long TBA positions with the same counterparty if a master netting agreement exists.

Annual Report - December 31, 2025

Dollar Rolls
A Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase TBA mortgage-backed securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a Fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Foreign Currency Translations and Transactions
The accounting records of each Fund is maintained in U.S. dollars.  Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
A Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by a Fund and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.  These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection.  Dividend income, if applicable, is accrued as of the ex-dividend date and interest income, if applicable, including amortization of discounts and premiums, is recorded daily.
Treasury Inflation-Protected Securities
For Treasury Inflation-Protected Securities ("TIPS") the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on a Fund's distributions.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no provision of federal income or excise tax is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of a Fund, if any, are declared and paid annually. Capital gain distributions of a Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of a Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Annual Report - December 31, 2025

The tax character of distributions paid during the years ended December 31, 2025 and 2024 were as follows:
Empower Bond Index Fund
	2025	2024
Ordinary income	$147,663,327	$110,139,142
	$147,663,327	$110,139,142
Empower Core Bond Fund
	2025	2024
Ordinary income	$25,861,203	$20,736,737
	$25,861,203	$20,736,737
Empower Global Bond Fund
	2025	2024
Ordinary income	$18,826,085	$14,616,281
	$18,826,085	$14,616,281
Empower High Yield Bond Fund
	2025	2024
Ordinary income	$32,293,072	$23,376,654
	$32,293,072	$23,376,654
Empower Inflation-Protected Securities Fund
	2025	2024
Ordinary income	$19,458,280	$18,417,641
	$19,458,280	$18,417,641
Empower Multi-Sector Bond Fund
	2025	2024
Ordinary income	$66,859,503	$54,292,763
	$66,859,503	$54,292,763
Empower Short Duration Bond Fund
	2025	2024
Ordinary income	$20,687,670	$20,784,421
	$20,687,670	$20,784,421
Empower U.S. Government Securities Fund
	2025	2024
Ordinary income	$23,446,978	$21,135,515
	$23,446,978	$21,135,515
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, market discount adjustments, real estate investment trusts, foreign currency reclassifications, foreign currency adjustments, straddle transactions, and adjustments for real estate investment trusts.

Annual Report - December 31, 2025

The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes.  As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Empower Bond Index Fund
Undistributed net investment income	$9,492,128
Undistributed long-term capital gains	—
Capital loss carryforwards	(99,815,996)
Post-October losses	—
Net unrealized depreciation	(146,739,098)
Tax composition of capital	$(237,062,966)
Empower Core Bond Fund
Undistributed net investment income	$1,535,384
Undistributed long-term capital gains	—
Capital loss carryforwards	(62,990,072)
Post-October losses	—
Net unrealized depreciation	(15,365,107)
Tax composition of capital	$(76,819,795)
Empower Global Bond Fund
Undistributed net investment income	$3,218,963
Undistributed long-term capital gains	—
Capital loss carryforwards	(47,268,209)
Post-October losses	—
Net unrealized depreciation	(15,644,749)
Tax composition of capital	$(59,693,995)
Empower High Yield Bond Fund
Undistributed net investment income	$1,468,142
Undistributed long-term capital gains	—
Capital loss carryforwards	(35,191,908)
Post-October losses	—
Net unrealized appreciation	25,915,270
Tax composition of capital	$(7,808,496)
Empower Inflation-Protected Securities Fund
Undistributed net investment income	$582,530
Undistributed long-term capital gains	—
Capital loss carryforwards	(35,733,228)
Post-October losses	—
Net unrealized depreciation	(1,109,628)
Tax composition of capital	$(36,260,326)
Empower Multi-Sector Bond Fund
Undistributed net investment income	$2,427,215
Undistributed long-term capital gains	—
Capital loss carryforwards	(51,507,658)
Post-October losses	—
Net unrealized appreciation	10,933,508
Tax composition of capital	$(38,146,935)

Annual Report - December 31, 2025

Empower Short Duration Bond Fund
Undistributed net investment income	$918,173
Undistributed long-term capital gains	—
Capital loss carryforwards	(18,299,468)
Post-October losses	—
Net unrealized appreciation	6,651,520
Tax composition of capital	$(10,729,775)
Empower U.S. Government Securities Fund
Undistributed net investment income	$1,038,691
Undistributed long-term capital gains	—
Capital loss carryforwards	(89,767,159)
Post-October losses	—
Net unrealized depreciation	(6,286,818)
Tax composition of capital	$(95,015,286)
As of December 31, 2025, a Fund may have capital loss carryforwards available to offset future realized capital gains and thereby reduce future taxable gain distributions.  Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.  During the year ended December 31, 2025 capital loss carryforwards, if any, and capital loss carryforwards utilized, if any, are detailed in the table below:
	No Expiration	Utilized
Empower Bond Index Fund	$(99,815,996)	$(11,178,954)
Empower Core Bond Fund	(62,990,072)	2,324,540
Empower Global Bond Fund	(47,268,209)	6,245,689
Empower High Yield Bond Fund	(35,191,908)	13,764,558
Empower Inflation-Protected Securities Fund	(35,733,228)	11,314,796
Empower Multi-Sector Bond Fund	(51,507,658)	1,341,893
Empower Short Duration Bond Fund	(18,299,468)	2,173,219
Empower U.S. Government Securities Fund	(89,767,159)	1,549,524
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2025 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Empower Bond Index Fund	$4,805,603,573	$98,038,486	$(244,777,584)	$(146,739,098)
Empower Core Bond Fund	838,206,026	581,124,577	(596,489,684)	(15,365,107)
Empower Global Bond Fund	691,239,250	129,354,535	(144,999,284)	(15,644,749)
Empower High Yield Bond Fund	746,541,788	36,661,999	(10,746,729)	25,915,270
Empower Inflation-Protected Securities Fund	462,273,292	2,071,669,048	(2,072,778,676)	(1,109,628)
Empower Multi-Sector Bond Fund	1,353,388,580	35,210,685	(24,277,177)	10,933,508
Empower Short Duration Bond Fund	547,887,669	211,176,612	(204,525,092)	6,651,520
Empower U.S. Government Securities Fund	637,703,194	5,738,133	(12,024,951)	(6,286,818)
Segment Reporting
The ECM Board of Managers acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each of the Funds operates as a single operating segment based on the fact that each has a single investment strategy as disclosed in its prospectus, against which the CODM assesses the performance, and it is the level at which discrete financial information is available. The financial information provided to and reviewed by the CODM is presented within each of the Fund's financial statements.

Annual Report - December 31, 2025

Application of Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Funds’ adoption of ASU 2023-09 did not have a material impact on the financial statements.
2.  DERIVATIVE FINANCIAL INSTRUMENTS
Each Fund's investment objective allows it to enter into various types of derivative contracts as outlined in the Fund's prospectus.
In pursuit of its investment objective, each Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Funds to lose money on investments denominated in foreign currencies.
Inflation Risk - The risk that the level of inflation and consumer prices will not be accurately predicted, which could significantly harm a Fund’s performance.
Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.
Each Fund may be exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that a Fund may be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to a Fund, if applicable. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
A Fund may be subject to enforceable master netting agreements ("MNA"), or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements, if any, at pre-arranged exposure levels. Collateral or margin requirements, if any, are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. A Fund will attempt to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association ("ISDA") master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, if any, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by a Fund of any net liability owed to that counterparty under the ISDA agreement.
For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged on and cash received on, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due

Annual Report - December 31, 2025

from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of a Fund. Any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to a Fund from its counterparties are not fully collateralized, it bears the risk of loss from counterparty non-performance. Likewise, to the extent a Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
Options and Swaptions
A Fund may buy and sell put and call options, or write put and call options in order to increase, decrease, or change the level or types of exposure to market risk factors. When an option is purchased, a Fund is entitled to buy and sell a specified number of shares or units of a particular security, currency, or index at a specified price at a specified date or within a specified period of time. When an option is written, a Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price. Options can be an OTC transaction or may be executed on a registered exchange and cleared through a clearing-house associated with the exchange. The use of options may involve risks such as a Fund paying a premium without the option being exercised, or that the clearinghouse will fail to perform its obligations. The risk in writing a call option is the market price of the underlying security increasing above the strike price and the option being exercised. The risk in writing a put option is the market price of the underlying security decreasing below the strike price and the option being exercised. When writing options, a Fund has the additional risk that there may be an illiquid market where the Fund is unable to close the contact. The risk in buying an option is that a Fund pays a premium for the option, and the option may be worth less than the premium paid or expire worthless.
Purchased options, if any, are reported in the Schedule of Investments. Written options, if any, are disclosed in a table following the Schedule of Investments. Upon purchasing a put or call option for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes an option, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written. When options expire, are exercised or closed, the realized gain or loss is included on the Statement of Operations.
Purchased swaptions, if any, are reported in the Schedule of Investments. Written swaptions, if any, are disclosed in a table following the Schedule of Investments. Upon purchasing a put or call swaption for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written. When swaptions expire, are exercised or closed, the realized gain or loss is included on the Statement of Operations.
Futures Contracts
A Fund may use futures contracts in order to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure.  A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.  The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments.  Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities.  When a Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.

Annual Report - December 31, 2025

Forward Foreign Currency Contracts
A Fund may enter into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments.  The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation.  Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations.
Swaps
Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between a Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (OTC swaps) or centrally cleared (centrally cleared swaps).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
For centrally cleared swaps, required initial margin deposits of cash or securities are pledged by a Fund. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Subsequent payments, known as variation margin, are made or received by a Fund, depending on fluctuations in the value of the centrally cleared swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Any upfront premiums paid or received upon entering into a swap are capitalized and amortized to income ratably over the term of the swap. Upfront premiums are disclosed as upfront premiums paid/received in a table following the Schedule of Investments. A Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within variation margin on the Statement of Assets and Liabilities. Upon the termination of swap contracts, the net gain or loss is recorded as net realized gain or loss on credit default swaps on the Statement of Operations.
Credit Default Swaps
A Fund may enter into credit default swap contracts in order to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between a Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the OTC market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps).
Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly.

Annual Report - December 31, 2025

Interest Rate Swaps
A Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the SOFR, prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).
A Fund may enter into interest rate swaps in which it either pays or receives a fixed interest rate and pays or receives a floating interest rate. Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that a Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to a Fund upon early termination of the swap.
Inflation Swaps
A Fund may enter into inflation swap contracts in order to gain exposure to inflation (inflation risk). An inflation swap is a contract in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index ("CPI") with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. These agreements may be privately negotiated in the OTC market (OTC inflation swaps) or may be executed on a registered exchange (centrally cleared inflation swaps).
Total Return Swaps
A Fund may enter into total return swaps in order to gain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market with another security or market. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return of an underlying instrument, or basket of underlying instruments, in exchange for interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, a Fund receives payment from or makes a payment to the counterparty.
A Fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between a Fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Annual Report - December 31, 2025

The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Core Bond Fund
Futures Contracts:
Average long contracts	780
Average short contracts	178
Average notional long	$107,704,286
Average notional short	$22,228,072
Forward Currency Exchange Contracts:
Average notional amount	$2,259,599
Centrally Cleared Interest Rate Swaps:
Average notional amount	$4,953,816,972
Centrally Cleared Inflation Swaps:
Average notional amount	$364,615
Centrally Cleared Credit Default Swaps:
Average notional amount	$24,354,213
Empower Global Bond Fund
Futures Contracts:
Average long contracts	1,715
Average short contracts	1,162
Average notional long	$218,001,508
Average notional short	$8,585,326,312
Forward Currency Exchange Contracts:
Average notional amount	$491,546,965
Purchased Options:
Average market value	$3,234,615
Purchased Swaptions:
Average market value	$24,615,385
Written Options:
Average market value	$2,419,077
Written Swaptions:
Average market value	$69,100,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$11,497,871,728
OTC Interest Rate Swaps:
Average notional amount	$16,252,597
Centrally Cleared Inflation Swaps:
Average notional amount	$24,401,923
Centrally Cleared Credit Default Swaps:
Average notional amount	$150,156,100
OTC Credit Default Swaps:
Average notional amount	$12,426,427
OTC Total Return Swaps:
Average notional amount	$5,348,166
Empower High Yield Bond Fund
Forward Currency Exchange Contracts:
Average notional amount	$10,311,235
Centrally Cleared Credit Default Swaps:
Average notional amount	$11,004,000

Annual Report - December 31, 2025

Empower Inflation-Protected Securities Fund
Futures Contracts:
Average long contracts	1,682
Average short contracts	363
Average notional long	$240,086,282
Average notional short	$44,945,824
Centrally Cleared Interest Rate Swaps:
Average notional amount	$655,364,692
Centrally Cleared Inflation Swaps:
Average notional amount	$177,383,410
Empower Multi-Sector Bond Fund
Futures Contracts:
Average long contracts	2,939
Average short contracts	1,068
Average notional long	$338,210,971
Average notional short	$125,641,169
Empower Short Duration Bond Fund
Futures Contracts:
Average long contracts	111
Average notional long	$23,101,460
Centrally Cleared Interest Rate Swaps:
Average notional amount	$221,928,308
Empower U.S. Government Securities Fund
Futures Contracts:
Average long contracts	316
Average short contracts	15
Average notional long	$37,790,554
Average notional short	$1,626,445
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2025 is as follows:
Empower Core Bond Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts (swaps)	Net unrealized appreciation on credit default swaps	$112,478(a)
Interest rate contracts (swaps)	Net unrealized appreciation on interest rate swaps	$1,995,157(a)	Net unrealized depreciation on interest rate swaps	$(1,389,008)(a)
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$199,707(a)	Net unrealized depreciation on futures contracts	$(610,147)(a)
Foreign exchange contracts (forwards)			Unrealized depreciation on forward foreign currency contracts	$(17,045)
(a) Includes cumulative appreciation (depreciation) of interest rate contracts, credit contracts, and futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Annual Report - December 31, 2025

Empower Global Bond Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts (swaps)	Net unrealized appreciation on credit default swaps	$114,275(a)	Net unrealized depreciation on credit default swaps	$(464,266)(a)
Interest rate contracts (swaps)	Net unrealized appreciation on interest rate swaps	$1,418,154(a)	Net unrealized depreciation on interest rate swaps	$(852,867)(a)
Inflation contracts (swaps)	Net unrealized appreciation on inflation swaps	$566,846(a)	Net unrealized depreciation on inflation swaps	$(28,496)(a)
Interest rate contracts (total return swaps)	Net unrealized appreciation on total return swaps	$127,698(a)
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$1,375,782(a)	Net unrealized depreciation on futures contracts	$(712,103)(a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$4,009,956	Unrealized depreciation on forward foreign currency contracts	$(3,203,367)
Credit contracts (purchased swaptions)	Purchased swaptions, at fair value	$3,348
Credit contracts (written swaptions)			Written swaptions, at fair value	$(5,010)
(a) Includes net cumulative appreciation (depreciation) of centrally cleared and OTC interest rate swap contracts, futures contracts, credit contracts and inflation contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Empower High Yield Bond Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts (swaps)	Net unrealized appreciation on credit default swaps	$17,195(a)
Foreign exchange contracts (forwards)			Unrealized depreciation on forward foreign currency contracts	$(29,842)
(a) Includes cumulative appreciation of credit contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Empower Inflation-Protected Securities Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (swaps)	Net unrealized appreciation on interest rate swaps	$3,847,009(a)	Net unrealized depreciation on interest rate swaps	$(2,293,763)(a)
Inflation contracts (swaps)	Net unrealized appreciation on inflation swaps	$265,085(a)	Net unrealized depreciation on inflation swaps	$(568,260)(a)
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$455,207(a)	Net unrealized depreciation on futures contracts	$(105,445)(a)
(a) Includes cumulative appreciation (depreciation) of interest rate contracts, futures contracts and inflation contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Empower Multi-Sector Bond Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$1,632,214(a)	Net unrealized depreciation on futures contracts	$(1,441,945)(a)
(a) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Annual Report - December 31, 2025

Empower Short Duration Bond Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (swaps)	Net unrealized appreciation on interest rate swaps	$1,799,860(a)	Net unrealized depreciation on interest rate swaps	$(440,320)(a)
Interest rate contracts (futures contracts)			Net unrealized depreciation on futures contracts	$(18,984)(a)
(a) Includes cumulative appreciation (depreciation) of interest rate contracts and futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Empower U.S. Government Securities Fund
Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (futures contracts)	Net unrealized depreciation on futures contracts	$(175,663)(a)
(a) Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2025 is as follows:
Empower Core Bond Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Credit contracts (swaps)	Net realized gain on credit default swaps	$135,068	Net change in unrealized appreciation on credit default swaps	$95,736
Inflation contracts (swaps)	Net realized gain on inflation swaps	$20
Interest rate contracts (swaps)	Net realized gain on interest rate swaps	$783,010	Net change in unrealized depreciation on interest rate swaps	$207,186
Interest rate contracts (futures contracts)	Net realized gain on futures contracts	$40,196	Net change in unrealized appreciation on futures contracts	$268,331
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$(127,099)	Net change in unrealized depreciation on forward foreign currency contracts	$(6,642)

Annual Report - December 31, 2025

Empower Global Bond Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Credit contracts (swaps)	Net realized loss on credit default swaps	$(994,552)	Net change in unrealized depreciation on credit default swaps	$(335,712)
Inflation contracts (swaps)	Net realized gain on inflation swaps	$1,215,187	Net change in unrealized depreciation on inflation swaps	$(364,959)
Interest rate contracts (swaps)	Net realized loss on interest rate swaps	$(169,645)	Net change in unrealized depreciation on interest rate swaps	$(701,423)
Interest rate contracts (futures contracts)	Net realized gain on futures contracts	$6,219,352	Net change in unrealized depreciation on futures contracts	$(3,911)
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$(7,428,409)	Net change in unrealized depreciation on forward foreign currency contracts	$(731,470)
Foreign exchange contracts (written options)	Net realized gain on written options	$154,241	Net change in unrealized appreciation on written options	$6,319
Credit contracts (written swaptions)	Net realized gain on written swaptions	$441,609	Net change in unrealized appreciation on written swaptions	$41,640
Credit contracts (purchased swaptions)	Net realized loss on purchased swaptions	$(236,046)	Net change in unrealized depreciation on purchased swaptions	$(29,137)
Foreign exchange contracts (purchased options)	Net realized loss on purchased options	$(180,693)	Net change in unrealized depreciation on purchased options	$(19,051)
Interest rate contracts (total return swaps)	Net realized loss on total return swaps	$(203,458)	Net change in unrealized appreciation on total return swaps	$207,693
Empower High Yield Bond Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Credit contracts (swaps)	Net realized gain on credit default swaps	$661,132	Net change in unrealized depreciation on credit default swaps	$(58,370)
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$(670,781)	Net change in unrealized depreciation on forward foreign currency contracts	$(149,722)
Empower Inflation-Protected Securities Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Inflation contracts (swaps)	Net realized gain on inflation swaps	$5,318,490	Net change in unrealized depreciation on inflation swaps	$(5,551,631)
Interest rate contracts (swaps)	Net realized loss on interest rate swaps	$(1,642,727)	Net change in unrealized appreciation on interest rate swaps	$1,322,099
Interest rate contracts (futures contracts)	Net realized gain on futures contracts	$3,974,236	Net change in unrealized depreciation on futures contracts	$(1,023,830)

Annual Report - December 31, 2025

Empower Multi-Sector Bond Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Interest rate contracts (futures contracts)	Net realized gain on futures contracts	$1,339,418	Net change in unrealized appreciation on futures contracts	$98,091
Empower Short Duration Bond Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Interest rate contracts (swaps)	Net realized loss on interest rate swaps	$(223,942)	Net change in unrealized depreciation on interest rate swaps	$1,475,536
Interest rate contracts (futures contracts)	Net realized loss on futures contracts	$(30,093)	Net change in unrealized depreciation on futures contracts	$(18,984)
Empower U.S. Government Securities Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Interest rate contracts (futures contracts)	Net realized gain on futures contracts	$797,934	Net change in unrealized depreciation on futures contracts	$(194,452)
Concentration of Risk
A Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country.  Such concentrations may subject a Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.  Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  OFFSETTING ASSETS AND LIABILITIES
A Fund may enter into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include MNAs which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following tables summarize each Fund's financial investments, that, if applicable, are subject to an enforceable MNA as of December 31, 2025.
Empower Core Bond Fund
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Standard Chartered Bank	$(17,045)	$—	$—	$17,045	$—
	$(17,045)	$—	$—	$17,045	$—
(a)	OTC derivatives are reported gross on the Statement of Assets and Liabilities.
(b)	Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral received/(pledged) by the Fund may exceed these reported amounts.

Annual Report - December 31, 2025

Empower Global Bond Fund
Counterparty	Derivative Assets Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets
Banco Santander	$ 221,507	$—	$—	$—	$ 221,507
Bank of America Corp	256,687	(130,168)	—	—	126,519
Barclays Bank PLC	413,346	(413,346)	—	—	—
BNP Paribas Securities Corp	194,458	(194,458)	—	—	—
Brown Brothers Harriman	304,602	(22,182)	—	—	282,420
Citigroup Global Markets	373,424	(373,424)	—	—	—
Credit Agricole	105,813	(38,933)	—	—	66,880
Goldman Sachs	741,151	(586,457)	—	—	154,694
HSBC Bank USA	472,014	(331,805)	—	—	140,209
JP Morgan Chase & Co	10,031	—	—	—	10,031
Morgan Stanley & Co LLC	430,528	(430,528)	—	—	—
RBC Capital Markets	7,468	—	—	—	7,468
Skandinaviska Enskilda Banken AB	15,033	(15,033)	—	—	—
Standard Chartered Bank	198,807	—	—	—	198,807
State Street Bank	15,787	(15,787)	—	—	—
Toronto Dominion Bank	297,344	(10,372)	—	—	286,972
UBS AG	180,428	(28,486)	—	—	151,942
Wells Fargo Bank NA	7,518	—	—	—	7,518
	$ 4,245,946	$ (2,590,979)	$—	$—	$ 1,654,967
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Bank of America Corp	$ (130,168)	$ 130,168	$—	$—	$—
Bank of Nova Scotia	(9,690)	—	—	—	(9,690)
Barclays Bank PLC	(607,040)	413,346	—	30,000	(163,694)
BNP Paribas Securities Corp	(544,750)	194,458	—	—	(350,292)
Brown Brothers Harriman	(22,182)	22,182	—	—	—
Citibank N.A.	(16,895)	—	—	16,895	—
Citigroup Global Markets	(487,450)	373,424	—	—	(114,026)
Credit Agricole	(38,933)	38,933	—	—	—
Goldman Sachs	(586,457)	586,457	—	—	—
HSBC Bank USA	(331,805)	331,805	—	—	—
Morgan Stanley & Co LLC	(623,853)	430,528	—	—	(193,325)
Nomura International PLC	(35,971)	—	—	—	(35,971)
Royal Bank of Scotland	(1,611)	—	—	—	(1,611)
Skandinaviska Enskilda Banken AB	(18,751)	15,033	—	—	(3,718)
State Street Bank	(24,008)	15,787	—	—	(8,221)
Toronto Dominion Bank	(10,372)	10,372	—	—	—
UBS AG	(28,486)	28,486	—	—	—
	$ (3,518,422)	$ 2,590,979	$—	$46,895	$ (880,548)
(a)	OTC derivatives are reported gross on the Statement of Assets and Liabilities.
(b)	Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral received/(pledged) by the Fund may exceed these reported amounts.

Annual Report - December 31, 2025

Empower High Yield Bond Fund
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Citigroup Global Markets	$(11,491)	$—	$—	$—	$(11,491)
HSBC Securities Inc	(18,351)	—	—	—	(18,351)
	$(29,842)	$—	$—	$—	$(29,842)
(a)	OTC derivatives are reported gross on the Statement of Assets and Liabilities.
4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America ("Empower of America"). As compensation for its services to Empower Funds, ECM receives the below monthly compensation at the described annual rate of each Fund’s average daily net assets. Certain administration and accounting services fees for each Fund are included in the investment advisory agreement.
Fund Name	Annual Advisory Rate
Empower Bond Index Fund	0.13% up to $3 billion dollars
0.09% over $3 billion dollars
Empower Core Bond Fund	0.32%
Empower Global Bond Fund	0.57% up to $1 billion dollars
0.52% over $1 billion dollars
0.47% over $2 billion dollars
Empower High Yield Bond Fund	0.60% up to $1 billion dollars
0.55% over $1 billion dollars
0.50% over $2 billion dollars
Empower Inflation-Protected Securities Fund	0.33% up to $1 billion dollars
0.28% over $1 billion dollars
0.23% over $2 billion dollars
Empower Multi-Sector Bond Fund	0.52% up to $1 billion dollars
0.47% over $1 billion dollars
0.42% over $2 billion dollars
Empower Short Duration Bond Fund	0.23%
Empower U.S. Government Securities Fund	0.23%
ECM has contractually agreed to waive fees or reimburse expenses that exceed the annual rate, shown in the table below, of each Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by each Fund, excluding shareholder service fees, distribution fees (if applicable) and certain extraordinary expenses (the “Expense Limit”).  The agreement's current term ends on April 30, 2026 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.

Annual Report - December 31, 2025

Fund Name	Expense Limit Annual Rate
Empower Bond Index Fund	0.15%
Empower Core Bond Fund	0.35%
Empower Global Bond Fund	0.65%
Empower High Yield Bond Fund	0.63%
Empower Inflation-Protected Securities Fund	0.35%
Empower Multi-Sector Bond Fund	0.55%
Empower Short Duration Bond Fund(a)	0.24%
Empower U.S. Government Securities Fund(a)	0.24%

(a) ECM has agreed to a 0.01% reduction, from 0.25% to 0.24%, in the Expense Limit through April 30, 2026 for the Empower Short Duration Bond Fund and the Empower U.S. Government Securities Fund.
ECM is permitted upon approval by the Board to recoup amounts waived or reimbursed by each Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of each Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. As of December 31, 2025, the amounts subject to recoupment, if any, were as follows:
Empower Core Bond Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Recoupment of Past Reimbursed Fees by ECM
$306,834	$350,531	$299,862	$0
Empower Global Bond Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Recoupment of Past Reimbursed Fees by ECM
$118,808	$216,500	$229,070	$0
Empower High Yield Bond Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Recoupment of Past Reimbursed Fees by ECM
$184,048	$245,859	$255,191	$0
Empower Inflation-Protected Securities Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Recoupment of Past Reimbursed Fees by ECM
$192,962	$233,641	$204,717	$0
Empower Multi-Sector Bond Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Recoupment of Past Reimbursed Fees by ECM
$376,837	$427,238	$247,981	$0

Annual Report - December 31, 2025

Empower Short Duration Bond Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Recoupment of Past Reimbursed Fees by ECM
$124,724	$226,032	$273,795	$0
Empower U.S. Government Securities Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Recoupment of Past Reimbursed Fees by ECM
$162,765	$186,563	$210,367	$0
ECM and Empower Funds have entered into sub-advisory agreements with, and ECM is responsible for compensating each sub-adviser below for its services:
Empower Bond Index Fund - Franklin Advisers, Inc. and Franklin Advisory Services, LLC
Empower Core Bond Fund - Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP
Empower Global Bond Fund - Insight North America LLC and RBC Global Asset Management (UK) Limited
Empower High Yield Bond Fund - Franklin Advisers, Inc.
Empower Inflation-Protected Securities Fund - Goldman Sachs Asset Management, L.P.
Empower Multi-Sector Bond Fund - Loomis, Sayles & Company, L.P. and Virtus Fixed Income Advisers, LLC
Empower Short Duration Bond Fund - Franklin Advisers, Inc.
Empower U.S. Government Securities Fund - ECM. Effective January 17, 2025,  Western Asset Management Company, LLC ("Western Asset") was removed as the sub-adviser.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of each Fund a fee equal to 0.35% of the average daily net asset value of the share class.
Empower Financial Services, Inc. (the "Distributor"), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Funds.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $1,699,000 for the fiscal year ended December 31, 2025.

Annual Report - December 31, 2025

5.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were as follows:
	Purchases	Sales
Empower Bond Index Fund	$336,551,135	$190,875,417
Empower Core Bond Fund	234,245,202	166,187,061
Empower Global Bond Fund	322,101,165	292,037,112
Empower High Yield Bond Fund	476,254,255	379,221,430
Empower Inflation-Protected Securities Fund	143,809,151	153,386,332
Empower Multi-Sector Bond Fund	858,913,716	680,194,256
Empower Short Duration Bond Fund	214,398,052	170,813,391
Empower U.S. Government Securities Fund	29,975,203	25,737,439
For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were as follows:
	Purchases	Sales
Empower Bond Index Fund	$1,100,080,039	$715,691,482
Empower Core Bond Fund	1,399,945,003	1,060,308,161
Empower Global Bond Fund	701,422,340	608,878,689
Empower High Yield Bond Fund	-	-
Empower Inflation-Protected Securities Fund	641,506,397	637,367,054
Empower Multi-Sector Bond Fund	278,754,760	189,038,682
Empower Short Duration Bond Fund	42,454,244	9,130,324
Empower U.S. Government Securities Fund	580,913,978	503,004,765

6.  SECURITIES LOANED
Each Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement each Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of each Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of each Fund and necessary collateral adjustments are made between such Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. Each Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board. Each Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

Annual Report - December 31, 2025

Collateral was invested in Government Money Market Funds. As of December 31, 2025, each Fund's securities on loan value and collateral received, as reported on the Statement of Assets and Liabilities, were as follows:
	Market Value	Collateral Received
Empower Bond Index Fund	$16,893,461	$17,546,786
Empower Core Bond Fund	10,926,699	11,179,701
Empower Global Bond Fund	919,488	1,012,076
Empower High Yield Bond Fund	27,660,363	28,846,958
Empower Inflation-Protected Securities Fund	220,655	230,920
Empower Multi-Sector Bond Fund	17,915,035	18,708,786
Empower Short Duration Bond Fund	10,718,670	10,965,465
Empower U.S. Government Securities Fund	3,699,640	3,774,000

Under the securities lending agreement, the cash collateral received represents a secured borrowing, and is collateralized by the securities loaned. The following tables summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of December 31, 2025.  Additional information regarding each Fund's securities on loan is included in the Schedule of Investments.
Empower Bond Index Fund	Total(a)
Corporate Bonds and Notes	$9,989,036
Foreign Government Bonds and Notes	5,636,500
U.S. Government Agency Bonds and Notes	1,921,250
Total secured borrowings	$17,546,786
Empower Core Bond Fund	Total(a)
Corporate Bonds and Notes	$1,219,201
U.S. Treasury Bonds and Notes	9,960,500
Total secured borrowings	$11,179,701
Empower Global Bond Fund	Total(a)
Foreign Government Bonds and Notes	$1,012,076
Total secured borrowings	$1,012,076
Empower High Yield Bond Fund	Total(a)
Corporate Bonds and Notes	$21,848,762
Convertible Bonds	5,894,576
Convertible Preferred Stock	1,103,620
Total secured borrowings	$28,846,958
Empower Inflation-Protected Securities Fund	Total(a)
Corporate Bonds and Notes	$230,920
Total secured borrowings	$230,920
Empower Multi-Sector Bond Fund	Total(a)
Corporate Bonds and Notes	$15,181,025
Foreign Government Bonds and Notes	3,527,761
Total secured borrowings	$18,708,786

Annual Report - December 31, 2025

Empower Short Duration Bond Fund	Total(a)
Corporate Bonds and Notes	$3,072,705
U.S. Treasury Bonds and Notes	7,892,760
Total secured borrowings	$10,965,465
Empower U.S. Government Securities Fund	Total(a)
U.S. Treasury Bonds and Notes	$3,774,000
Total secured borrowings	$3,774,000
(a)The remaining contractual maturity of the secured borrowing related to each class of collateral is overnight and continuous.
7.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, a Fund may also enter into contracts that provide general indemnifications. A Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENTS
Effective January 1, 2026, the Empower High Yield Bond Fund's annual advisory rate was reduced to 0.55% on assets up to $1 billion, 0.50% on assets over $1 billion, and 0.45% on assets over $2 billion, and its expense limit annual rate was reduced to 0.58%
Management has reviewed all events subsequent to December 31, 2025, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred other than what is disclosed above.

Annual Report - December 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Empower Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Empower Bond Index Fund, Empower Core Bond Fund, Empower Global Bond Fund, Empower High Yield Bond Fund, Empower Inflation-Protected Securities Fund, Empower Multi-Sector Bond Fund, Empower Short Duration Bond Fund, and Empower U.S. Government Securities Fund (the “Funds”), eight of the funds comprising Empower Funds, Inc., as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, agent banks, and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 24, 2026
We have served as the auditor of one or more Empower investment companies since 1982.

TAX INFORMATION (unaudited)
Each Fund intends to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:
	Foreign Tax Credits	Gross Income from Foreign Countries
Empower Bond Index Fund	$0	$0
Empower Core Bond Fund	0	0
Empower Global Bond Fund	0	0
Empower High Yield Bond Fund	0	0
Empower Inflation-Protected Securities Fund	0	0
Empower Multi-Sector Bond Fund	0	0
Empower Short Duration Bond Fund	0	0
Empower U.S. Government Securities Fund	0	0
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.  Of the ordinary income distributions declared for the year ended December 31, 2025, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Empower Bond Index Fund	0%
Empower Core Bond Fund	0%
Empower Global Bond Fund	0%
Empower High Yield Bond Fund	3%
Empower Inflation-Protected Securities Fund	0%
Empower Multi-Sector Bond Fund	0%
Empower Short Duration Bond Fund	0%
Empower U.S. Government Securities Fund	0%

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form NPORT. Empower Funds’ Form NPORT reports are available on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds’ accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: February 24, 2026

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: February 24, 2026